                                                     Registration Nos. 333-25549
                                                                       811-02441

                               ------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No. ___                          ___
       Post-Effective Amendment No. 6                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 94                                         [X]

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Officers) (Zip Code)
                                 (713) 831-1230
               (Depositor's Telephone Number, including Area Code)

                             Pauletta P. Cohn, Esq.
                               Co-General Counsel
                         American General Life Companies
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

   [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] On May 1, 2003 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] On date pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
    Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS


                                   MAY 1, 2003


                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                      DEFERRED ANNUITY CONTRACTS OFFERED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. Box 1401, Houston, Texas 77251-1401
        1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of the WM Variable Trust ("Trust"):

                   PORTFOLIO                                FUNDS
     -----------------------------------    ----------------------------------
     .   Flexible Income Portfolio          .  Equity Income Fund
     .   Conservative Balanced Portfolio    .  Growth & Income Fund
     .   Balanced Portfolio                 .  West Coast Equity Fund
     .   Conservative Growth Portfolio      .  Mid Cap Stock Fund
     .   Strategic Growth Portfolio         .  Growth Fund
                                            .  Small Cap Stock Fund
                                            .  International Growth Fund
                                            .  Short Term Income Fund
                                            .  U.S. Government Securities Fund
                                            .  Income Fund
                                            .  Money Market Fund

Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.


Effective August 1, 2000 the Conservative Balanced Portfolio changed its name from the Income Portfolio. Effective the same date the Equity Income Fund changed its name from the Bond & Stock Fund.


We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of the WM Variable Trust.


For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated May 1, 2003. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 38 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The telephone number is 1-800-277-0914. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

                           WM STRATEGIC ASSET MANAGER
                                TABLE OF CONTENTS


DEFINITIONS                                                                                  4
FEE TABLE                                                                                    6
SUMMARY OF CONTRACT PROVISIONS                                                               8
     Minimum Investment Requirements                                                         8
     Purchase Payment Accumulation                                                           8
     Fixed and Variable Annuity Payments                                                     8
     Changes in Allocations Among Divisions and Guarantee Periods                            9
     Surrenders and Withdrawals                                                              9
     Cancellation Right                                                                      9
     Death Proceeds                                                                          9
     Limitations Imposed by Retirement Plans and Employers                                   9
     Communications to Us                                                                    9
     Financial and Performance Information                                                  10
     Other Information                                                                      11
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)                                                 11
FINANCIAL INFORMATION                                                                       12
AGL                                                                                         12
SEPARATE ACCOUNT D                                                                          13

THE SERIES                                                                                  13
     Voting Privileges                                                                      14
THE FIXED ACCOUNT                                                                           15
     Guarantee Periods                                                                      15
     Crediting Interest                                                                     15
     New Guarantee Periods                                                                  16
CONTRACT ISSUANCE AND PURCHASE PAYMENTS                                                     16
     Payments                                                                               16
     Minimum Requirements                                                                   16
OWNER ACCOUNT VALUE                                                                         16
     Variable Account Value                                                                 17
     Fixed Account Value                                                                    17
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
 WITHDRAWAL OF OWNER ACCOUNT VALUE                                                          17
     Transfers                                                                              17
     Automatic Rebalancing                                                                  19
     Surrenders                                                                             19
     Partial Withdrawals                                                                    20
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS                                                  20
     Annuity Commencement Date                                                              20
     Application of Owner Account Value                                                     20
     Fixed and Variable Annuity Payments                                                    21
     Annuity Payment Options                                                                21
     Election of Annuity Payment Option                                                     21
     Available Annuity Payment Options                                                      22
     Transfers                                                                              23
DEATH PROCEEDS                                                                              23
     Death Proceeds Before the Annuity Commencement Date                                    23
     Death Proceeds After the Annuity Commencement Date                                     24
     Proof of Death                                                                         25
CHARGES UNDER THE CONTRACTS                                                                 25
     Premium Taxes                                                                          25
     Surrender Charge                                                                       25
     Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before
      February 15, 2000                                                                     27
     Special Surrender Charge Rules for Contracts Issued Before October 2, 1998             27
     Transfer Charges                                                                       28
     Annual Contract Fee                                                                    28
     Charge to the Separate Account                                                         28
     Miscellaneous                                                                          29
     Systematic Withdrawal Plan                                                             29
     One-Time Reinstatement Privilege                                                       29
     Reduction in Surrender Charges or Administrative Charges                               29
LONG-TERM CARE AND TERMINAL ILLNESS                                                         29
     Long-Term Care                                                                         29
     Terminal Illness                                                                       29
OTHER ASPECTS OF THE CONTRACTS                                                              30
     Owners, Annuitants, and Beneficiaries; Assignments                                     30
     Reports                                                                                30
     Rights Reserved by Us                                                                  30
     Payment and Deferment                                                                  31
FEDERAL INCOME TAX MATTERS                                                                  31
     General                                                                                31
     Non-Qualified Contracts                                                                32
     Individual Retirement Annuities ("IRAs")                                               33
     Roth IRAs                                                                              34
     Simplified Employee Pension Plans                                                      35
     Simple Retirement Accounts                                                             35
     Other Qualified Plans                                                                  35
     Private Employer Unfunded Deferred Compensation Plans                                  36
     Economic Growth and Tax Relief Reconciliation Act of 2001                              36
     Federal Income Tax Withholding and Reporting                                           36
     Taxes Payable by AGL and the Separate Account                                          37
DISTRIBUTION ARRANGEMENTS                                                                   37
SERVICE AGREEMENTS                                                                          37
LEGAL MATTERS                                                                               37
OTHER INFORMATION ON FILE                                                                   38
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                                             38


                                   DEFINITIONS

We, our and us - American General Life Insurance Company ("AGL").

You and your - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

Account Value - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

Accumulation Unit - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

Annuitant - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

Annuity Administration Department - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

Annuity Commencement Date - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

Annuity Payment Option - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

Annuity Period - the period of time during which we make annuity payments under an Annuity Payment Option.

Annuity Unit - a measuring unit used to calculate the amount of Variable Annuity Payments.

Beneficiary - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

Code - the Internal Revenue Code of 1986, as amended.

Contingent Annuitant - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

Contingent Beneficiary - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

Contract - an individual annuity Contract offered by this Prospectus.

Contract Anniversary - each anniversary of the date of issue of the Contract.

Contract Year - each year beginning with the date of issue of the Contract.

Division - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

Fixed Account - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

Fixed Account Value - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

Fixed Annuity Payments - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

General Account - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

Guaranteed Interest Rate - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

Guarantee Period - the period for which we credit a Guaranteed Interest Rate.

Home Office - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191; Mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

Investment Company Act of 1940 ("1940 Act") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

Non-Qualified - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Owner - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

Qualified - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Separate Account - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

Series - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

Surrender Charge - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

Valuation Date - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

Valuation Period - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

Variable Account Value - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

Variable Annuity Payments - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

Written - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

                                    FEE TABLE


The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.


OWNER TRANSACTION CHARGES

      Front-End Sales Charge Imposed on Purchases.....................     0%
      Maximum Surrender Charge/1/.....................................   7.0%
      (computed as a percentage of purchase payments surrendered)
      Transfer Fee.................................................... $  25/2/


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.


Annual Contract Fee/3/................................................$   35

Separate Account Annual Expenses (as a percentage of average daily Variable Account Value)

      Mortality and Expense Risk Charge...............................  1.25%
      Administrative Expense Charge...................................  0.15%
                                                                      ------
    Total Separate Account Annual Expenses............................  1.40%
                                                                      ======

PORTFOLIO AND UNDERLYING FUND EXPENSES


The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.



TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES          MINIMUM           MAXIMUM
-----------------------------------------------   --------------    ------------
(Expenses that are deducted from the assets
 of a Mutual Fund, including management fees,
 distribution and/or service (12b-1) fees, and
 other expenses)                                     0.54%              1.51%


Example


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:

----------
/1/ This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

/2/ You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

/3/ This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

                  1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------
      Minimum    $    292   $     759   $   1,260   $    2,621
      Maximum    $    362   $     968   $   1,607   $    3,307



(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:



                  1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------
      Minimum    $    303   $     759   $   1,260   $    2,621
      Maximum    $    373   $     968   $   1,607   $    3,307



(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:



                  1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------
      Minimum    $    303   $     762   $   1,262   $    2,621
      Maximum    $    373   $     971   $   1,609   $    3,307



(4) If you do not surrender your Contract:
                  1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------
      Minimum    $    233   $     717   $   1,226   $    2,621
      Maximum    $    303   $     926   $   1,573   $    3,307



Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


                         SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

     . the accumulation of purchase payments on a fixed or variable basis, and

     . the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

     .    the amount we receive on the date of issue of your Contract, and

     . any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different

Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHT

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

     .    your Account Value, and

     .    any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

We include financial statements of AGL and the WM Strategic Asset Manager Divisions of Separate Account D in the Statement of Additional Information. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of the Trust.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return, total return, and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Total return figures are also annualized, but do not, as described below, reflect deduction of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market Fund Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Fund Division similarly, but include the increase due to assumed compounding. The Money Market Fund Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring chargesand fees applicable under the Contract to all Owner accounts, including the following:

     .    the Mortality and Expense Risk Charge,

     .    the Administrative Expense Charge,

     . the applicable Surrender Charge that may be charged at the end of the period in question, and

     .    a prorated portion of the Annual Contract Fee.

Yield, effective yield, total return, and cumulative total return figures do not reflect deduction of any Surrender Charge that we may impose upon partial withdrawal, and may be higher than if the charge were deducted. Total return and cumulative total return figures also do not reflect deduction of the Annual Contract Fee.

Division Performance. The investment performance for each Division that invests in a corresponding Series of the Trust will reflect the investment performance of that Series for the periods stated. This information appears in the Statement. For periods before the date the Contracts became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Contract from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract. Such waivers or reimbursements will affect each Division's performance results.

Information about the experience of the investment advisers to the Series of the Trust appears in the prospectus for the Trust.

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A. M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

AGL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.


AGL may additionally advertise its ratings as to claims-paying ability by Fitch Ratings. This rating is an assessment of a company's insurance claims-paying ability. Fitch's ratings range from AAA to CCC.


Current ratings from A. M. Best, Standard & Poor's, and Fitch's Ratings may be used from time to time in any advertising about the Contracts, as well as in any reports that publish the ratings. The ratings reflect the claims-paying ability and financial strength of AGL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

OTHER INFORMATION

AGL may also advertise endorsements from organizations, individuals or other parties that recommend AGL or the Contracts. AGL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.

                   SELECTED ACCUMULATION UNIT DATA (Unaudited)

The following table shows the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.


                                        AU VALUE      AU VALUE     AU VALUE    AU VALUE   AU VALUE    AU VALUE    AU VALUE
                                     (BEGINNING OF       AT           AT          AT         AT          AT          AT
DIVISION                               PERIOD)/1/    12/31/97/2/   12/31/98    12/31/99   12/31/00    12/31/01    12/31/02
--------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio             $     5.00     $      5.09   $   5.61   $    6.01   $    6.27   $    6.48   $    6.53
Conservative Balanced Portfolio/3/    $     5.05     $      5.05   $   5.21   $    5.24   $    5.42   $    5.48   $    5.28
Balanced Portfolio                    $     5.00     $      5.19   $   6.00   $    7.56   $    7.49   $    7.39   $    6.65
Conservative Growth Portfolio         $     5.00     $      5.20   $   6.15   $    8.45   $    8.13   $    7.73   $    6.44
Strategic Growth Portfolio            $     5.00     $      5.31   $   6.60   $    9.64   $    9.15   $    8.46   $    6.63
Equity Income Fund                    $     5.00              --   $   5.10   $    5.16   $    5.96   $    6.34   $    5.47
Growth & Income Fund                  $     5.00              --   $   5.27   $    6.14   $    6.19   $    5.89   $    4.58
West Coast Equity Fund                $     5.00              --   $   5.42   $    7.50   $    7.86   $    8.29   $    6.33
Mid Cap Stock Fund                    $     5.00              --         --          --   $    5.82   $    6.42   $    5.68
Growth Fund                           $     5.00              --   $   6.51   $   12.66   $    9.73   $    6.81   $    4.63
Small Cap Stock Fund                  $     5.00              --   $   5.26   $    8.87   $    7.83   $    6.73   $    3.51
International Growth Fund             $     5.00              --   $   4.51   $    6.76   $    5.34   $    4.33   $    3.60
Short Term Income Fund                $     5.00              --   $   5.12   $    5.20   $    5.55   $    5.92   $    6.20
U.S. Government Securities Fund       $     5.00              --   $   5.15   $    5.10   $    5.52   $    5.86   $    6.30
Income Fund                           $     5.00              --   $   5.13   $    4.95   $    5.39   $    5.75   $    6.21
Money Market Fund                     $     5.00     $      5.08   $   5.26   $    5.43   $    5.66   $    5.79   $    5.79



                                      AU              AU               AU              AU               AU               AU
                                  OUTSTANDING     OUTSTANDING      OUTSTANDING     OUTSTANDING      OUTSTANDING      OUTSTANDING
DIVISION                         AT 12/31/97/2/   AT 12/31/98      AT 12/31/99     AT 12/31/00      AT 12/31/01      AT 12/31/02
----------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio           19,655.774     197,772.388    3,439,144.532    5,785,165.233    8,182,975.352    9,808,934.082
Conservative Balanced Portfolio          0.000/3/  159,223.103    1,096,861.668    1,499,025.578    2,351,793.582    2,261,546.551
Balanced Portfolio                 453,339.806   1,859,881.570   12,033,168.476   32,836,153.871   40,969,356.326   34,906,844.567
Conservative Growth Portfolio      264,038.616   1,637,321.182    8,513,968.886   28,335,202.170   33,856,563.630   26,163,599.894
Strategic Growth Portfolio         111,494.836     749,671.602    3,584,668.199   10,506,667.519   11,050,599.132    8,646,313.010
Equity Income Fund                          --     305,153.917    2,272,960.294    2,671,970.525    3,246,150.397    3,088,847.446
Growth & Income Fund                        --     502,841.030    5,205,744.062    9,352,990.287    9,551,972.874    7,300,111.330
West Coast Equity Fund                      --      58,117.270    1,091,631.484    3,024,359.456    3,331,295.113    2,712,340.482
Mid Cap Stock Fund                          --              --               --      394,124.813      823,142.998      915,142.688
Growth Fund                                 --     232,430.131    4,728,611.423   10,071,085.242    8,330,605.412    5,917,083.216
Small Cap Stock Fund                        --      25,966.576      325,450.027    1,357,176.480    1,240,993.128    1,002,626.559
International Growth Fund                   --      30,476.828      288,477.422      915,393.029      781,327.828      643,141.049
Short Term Income Fund                      --      15,012.476      259,468.345      385,576.563      520,841.088      816,941.328
U.S. Government Securities Fund             --      76,666.683    1,417,780.628    2,036,726.008    3,747,397.969    6,054,654.976
Income Fund                                 --      91,650.920      791,572.990    1,259,062.641    1,824,297.760    2,221,944.625
Money Market Fund                   17,424.448     148,140.839      694,836.836    1,905,969.912    3,412,875.657    3,980,318.493


----------

/1/ The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Stock Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000.

/2/ Accumulation Unit Values and Accumulation Units Outstanding show only for those Divisions which commenced operations before January 1, 1998.

/3/ The Conservative Balanced Portfolio Division (previously named the Income Portfolio Division) originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. The unit value for the Division remained unchanged at $5.05 for the entire period of suspended operations and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on April 22, 1998 (the date we identify as "Beginning of Period").

                              FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the Statement. They provide financial information about the WM Strategic Asset Manager Divisions which invest in the Series of the Trust. (See "Contents of Statement of Additional Information.")

                                       AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AGC and AIG have has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

                               SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 88 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

                                   THE SERIES

The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five Portfolios and the 11 Funds) of the Trust.

The five "Portfolios" are funded by Series that operate differently from the other 11 "Series." You should carefully read the information described in "The Series" section of this prospectus. You can also find more information about the Portfolios in the Trust's prospectus.


The Trust offers Class 1 shares of these Series, without sales charges, to Separate Account D. The Trust may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.


We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in the Trust could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Trust, if a material irreconcilable conflict arises among separate accounts. In such event, the Trust may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, the Trust's Board of Trustees and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of the Trust in which the available Divisions invest are as follows:

..    Strategic Growth Portfolio              .   Growth Fund
..    Conservative Growth Portfolio           .   Mid Cap Stock Fund
..    Balanced Portfolio                      .   Small Cap Stock Fund
..    Conservative Balanced Portfolio         .   International Growth Fund
..    Flexible Income Portfolio               .   Short Term Income Fund
..    Equity Income Fund                      .   U.S. Government Securities Fund
..    Growth & Income Fund                    .   Income Fund
..    West Coast Equity Fund                  .   Money Market Fund

WM Advisors, Inc. is the investment adviser of each Series of the Trust. Janus Capital Corporation is the sub-adviser of the Growth Fund, and Capital Guardian Trust Company is the sub-adviser of the International Growth Fund. Columbia Management Company, Oppenheimer Funds, Inc. and Janus Capital Corporation jointly sub-advise the Growth Fund. WM Funds Distributor, Inc. is the distributor of shares of each Series of the Trust. None of these companies are affiliated with AGL.


Before selecting any Division, you should carefully read the Trust prospectus, which is attached at the end of this Prospectus. The Trust prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The Trust prospectus also provides detailed information about the Trust's allocation of the assets of each Portfolio among the other Series of the Trust and the WM High Yield Fund (the "Underlying Funds"), and about the predetermined investment limits and the diversification requirements of the Code that govern this allocation ("allocation limitations"). Each Portfolio will invest in different combinations of the Underlying Funds. AGL understands that the effect of the Portfolios' allocation limitations is that each Portfolio will allocate its assets to at least five of the Underlying Funds. AGL also understands that the effect of the Portfolios' voting procedures is that owners will have the privilege of voting Portfolio shares and not Underlying Fund shares. (See "Voting Privileges.") Please refer to the Trust prospectus for more details.

Lower-rated fixed income securities, such as those in which the Equity Income, Growth & Income, Growth, Small Cap Stock, and Income Funds may invest up to 35% of their total assets, are subject to greater risk of loss of income and principal and generally subject to greater market fluctuations than investments in lower yielding fixed income securities. You should carefully read about these Funds in the Trust's prospectus and related statement of additional information and consider your ability to assume the risks of making an investment in the Divisions which invest in them.

You may obtain additional copies of this Prospectus or the Trust's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus. When making your request, please specify the Series in which you are interested.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     .    You, as the Owner, before the Annuity Commencement Date, and

     .    The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     .    For each Owner before the Annuity Commencement Date, we will divide
          (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

     .    For each Annuitant or payee during the Annuity Period, we will divide
          (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     . Shares for which we receive instructions, in accordance with those instructions, and

     . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

                                THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request at least three business days before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Fund Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

                     CONTRACT ISSUANCE AND PURCHASE PAYMENTS


As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.



PAYMENTS



You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.



Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.


MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Fund Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

                               OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

     . Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

             TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                        WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

     . You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     . If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

     . You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

     . You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe above, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

     .    the amount we are to transfer under the plan,

     . the frequency of the transfers - either monthly, quarterly, semi-annually, or annually, and

     .    the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

     .    make new purchase payments, and

     . do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

     .    not count towards the 12 free transfers each Contract Year,

     .    not incur a $25 charge,

     . not be subject to the 25% limitation on transfers from the Guarantee Period, and

     . not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

     .    verification of the Contract number,

     .    verification of the identity of the caller,

     .    verification of both the Annuitant's and Owner's names, and

     .    a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

The Contracts are not designed for persons or professional market timing organizations or other entities using programmed and frequent transfers. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Contract Owners.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

     . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

     .    minus any applicable Surrender Charge,

     .    minus any uncollected Contract Fee (see "Annual Contract Fee"), and

     .    minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     . We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

     . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

     . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

     . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     . We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

     . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

     . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

     . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

Option 1 - Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

Option 3 - Joint and Last Survivor Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

Option 4 - Payments for a Designated Period - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

Option 5 - Payments of a Specific Dollar Amount - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

Alternative Amount Under Fixed Life Annuity Options - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                 DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

     . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

     . the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

     . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

     . the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

     . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

     . the "highest anniversary value" before the date of death, as defined below.

     The highest anniversary value before the date of death will be determined as follows:

          (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

          (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

          (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

          The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

     .    proof of the Owner's or Annuitant's death, and

     . a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     .    We will distribute all amounts:

          (a)  within five years of the date of death, or

          (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

     . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     .    have all the remaining rights and powers under a Contract, and

     .    be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     .    a certified death certificate;

     . a certified decree of a court of competent jurisdiction as to the finding of death;

     . a written statement by a medical doctor who attended the deceased at the time of death; or

     .    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

                           CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

     .    from purchase payment(s) when received;

     .    from the Owner's Account Value at the time annuity payments begin;

     .    from the amount of any partial withdrawal; or

     . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                               SURRENDER CHARGE AS A
             YEAR OF PURCHASE                  PERCENTAGE OF PURCHASE
             PAYMENT WITHDRAWAL                PAYMENT WITHDRAWN
             ------------------                ----------------------
                  1st                                 7%
                  2nd                                 6%
                  3rd                                 5%
                  4th                                 5%
                  5th                                 4%
                  6th                                 3%
                  7th                                 2%
              Thereafter                              0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     .    total surrender;

     .    partial withdrawal;

     .    commencement of an Annuity Payment Option; and

     .    termination due to insufficient Account Value.

The Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     . upon death of the Annuitant, at any age, after the Annuity Commencement Date;

     . upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

     . upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

     . upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

     .    within the 30-day window under the One-Time Reinstatement Privilege;

     . if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED AFTER OCTOBER 1, 1998 AND BEFORE FEBRUARY 15, 2000

If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED BEFORE OCTOBER 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

TRANSFER CHARGES

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

ANNUAL CONTRACT FEE

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract. In assuming the mortality risk, we incur the risks that:

     .    our actuarial estimate of mortality rates may prove erroneous,

     .    Annuitants will live longer than expected, and

     . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

                       LONG-TERM CARE AND TERMINAL ILLNESS

The rider we describe below is not available in all states. You should ask your sales representative or our Home Office to tell you if it applies to you. There is no separate charge for this rider.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

                         OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

     .    reflect a change in the Separate Account or any Division;

     .    create new separate accounts;

     . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

     . transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

     . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     .    add, restrict or remove Guarantee Periods of the Fixed Account;

     .    make any new Division available to you on a basis we determine;

     . substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

     . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

     . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

     .    make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     .    the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

                           FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax adviser before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisers to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

     .    the amount paid, by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     .    made on or after the recipient reaches age 59 1/2;

     .    made on account of the recipient's becoming disabled;

     . that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

     . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, for 2003, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $3,000 or 100% of the individual's earned income. If you are over age 50, the $3,000 limit increases to $3,500. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $6,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $7,000 if both are over age 50). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $40,000 for 2003 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $50,000 for 2003 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $40,000 and $50,000 in 2003 the deduction decreases to zero, based on the amount of income.



Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $60,000 and $70,000 in 2003, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 2003. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in 2003, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $3,000 or 100% of the individual's earned income ($3,500 if 50 or older), provided the couple's modified adjusted gross income is $150,000 or less. A portion of the contribution may be deducted if the modified adjusted gross income is between $$150,000 to $160,000, and no deduction is allowed for modified adjusted gross income of $160,000 or more.


Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     .    annuities paid over a life or life expectancy;

     .    installments for a period of ten years or more; and

     .    required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own a "traditional" IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. This does not apply to "Roth" IRAs.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")


ROTH IRAS


Individuals may purchase a non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $3,000 per year (or $3,500 if you are 50 or older), beginning in 2002. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($3,500 if you are 50 or older).


An individual may make a rollover contribution from a Traditional IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS


Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $40,000 for 2003.



If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $2,000 or your compensation for the year, reduced by your other elective deferrals for the year.


SIMPLE RETIREMENT ACCOUNTS


Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $8,000 a year for 2003 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.



If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SRA, if certain conditions are met. The most that can be contributed is the lesser of $1,000 or your compensation for the years reduced by your other elective deferrals for the year.


OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

     . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . made after the employee's separation from service on account of early retirement after attaining age 55;

     . made to pay for qualified higher education or first-time home buyer expenses;

     . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee;

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.


Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 (or retires, if later). (See "Distributions from an IRA.")


Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001


For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.


FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

                            DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and WM Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, WM Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").


Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of the NASD.


AGL offers the Contracts on a continuous basis. AGL and WM Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. WM Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.

AGL compensates WM Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay WM Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

                               SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with WM Advisors, Inc. to provide certain services and discharge certain obligations. Under the arrangement, WM Advisors, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Funds purchased by AGL at Contract Owners' instructions.

                                  LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners.

                            OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information..........................................................................2
Regulation and Reserves......................................................................3
Accounting and Auditing Experts..............................................................4
Services.....................................................................................4
Principal Underwriter........................................................................4
Annuity Payments.............................................................................4
     Gender of Annuitant.....................................................................4
     Misstatement of Age or Gender and Other Errors..........................................5
Change of Investment Adviser or Investment Policy............................................5
Performance Data for the Divisions...........................................................5
     Average Annual Total Return Calculations................................................5
     Total Return Calculations (without Surrender Charge or Annual Contract Fee).............6
     Cumulative Total Return Calculations (without Surrender Charge or Annual Contract Fee)..7
     Hypothetical Performance................................................................8
     Yield Calculations......................................................................10
     Money Market Fund Division Yield and Effective Yield Calculations.......................11
     Performance Comparisons.................................................................11
Effect of Tax-Deferred Accumulation..........................................................12
Financial Statements.........................................................................13
Index to Financial Statements................................................................14

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company are solely its responsibility. American General Life Insurance Company is responsible for its own financial condition and contractual obligations. American General Life Insurance Company does not solicit business in the state of New York.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY
                                    CONTRACTS

                                   OFFERED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, Houston, Texas 77251-1401
        1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 1, 2003



This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2003, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the WM Variable Trust. You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Definitions."


                                TABLE OF CONTENTS

General Information.......................................................................... 2

Regulation and Reserves ..................................................................... 3

Accounting and Auditing Experts.............................................................. 4

Services..................................................................................... 4

Principal Underwriter........................................................................ 4

Annuity Payments............................................................................. 4
     Gender of Annuitant..................................................................... 4
     Misstatement of Age or Gender and Other Errors.......................................... 5

Change of Investment Adviser or Investment Policy............................................ 5

Performance Data for the Divisions........................................................... 5
     Average Annual Total Return Calculations................................................ 5
     Total Return Calculations (without Surrender Charge or Annual Contract Fee)............. 6
     Cumulative Total Return Calculations (without Surrender Charge or Annual Contract Fee).. 7
     Hypothetical Performance................................................................ 7
     Yield Calculations......................................................................10
     Money Market Fund Division Yield and Effective Yield Calculations.......................10
     Performance Comparisons.................................................................11

Effect of Tax-Deferred Accumulation..........................................................12

Financial Statements.........................................................................13

Index to Financial Statements................................................................14

                               GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.

                             REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

     .    benefit reserve requirements,

     .    adequacy of insurance company capital and surplus,

     .    various operational standards, and

     .    accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     .    employee benefit regulation,

     . tax law changes affecting the taxation of insurance companies or of insurance products,

     . changes in the relative desirability of various personal investment vehicles, and

     . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                         ACCOUNTING AND AUDITING EXPERTS


The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D as of December 31, 2002 and for the year ended December 31, 2002 and the consolidated balance sheets of AGL as of December 31, 2002 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2002 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of PricewaterhouseCoopers LLP given on the authority of such firm as experts in accounting and auditing. The address of PricewaterhouseCoopers LLP is 1201 Louisiana, 29th Floor, Houston, Texas 77002.



The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D as of December 31, 2001 and for the year ended December 31, 2001 and the consolidated balance sheets of AGL as of December 31, 2001 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001 and 2000 included in this registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.


                                    SERVICES


AGL and American General Life Companies, LLC ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to the agreement. AGLC, an affiliate of AGL, is a limited liability company. Its home office is located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to AGL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. AGL paid AGLC $73,483,037 in 2000, $89,022,033 in 2001, and $164,054,027 in 2002.


                              PRINCIPAL UNDERWRITER


Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliated of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. Prior to November 1, 2000 American General Securities, Inc. served in this role. From then until October 1, 2002, the underwriter was American General Distributors, Inc. AGESC is registered with the Securities and Exchange Commission and is a member of the NASD.



As principal underwriter, AGESC and the prior underwriters were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.


                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

                CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                       PERFORMANCE DATA FOR THE DIVISIONS

We may quote investment results for the available Divisions of Separate Account D from time to time. These results will not be an estimate or guarantee of future investment performance. Nor will they represent the actual experience of amounts invested by a particular Owner. We will carry performance figures to the nearest one-hundredth of one percent. We may include in the figures the effect of voluntary fee waivers and expense reimbursements to the Funds from their investment adviser and administrator.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange ("SEC") prescribes:

We take a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

We calculate the ending redeemable value ("redeemable value") of that investment at the end of the 1, 5, and 10 year period. If Average Annual Total Return for a Division is not available for a stated period we may show Average Annual Total Return since inception. The redeemable value reflects the effect of (1) any applicable Surrender Charge at the end of the period and (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annual Contract Fee. We do not reflect any premium taxes in the calculation.

We divide the redeemable value by the initial investment.

We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.


Average annual total return quotations for the Divisions for the period ended December 31, 2002 are shown in the table below. If a Division is less than 5 years old, the 5 Year information is not applicable.


                           AVERAGE ANNUAL TOTAL RETURN
             (Including Surrender Charges and Annual Contract Fees)


                         PERIOD ENDED DECEMBER 31, 2002



                                                               SINCE
                                                              DIVISION
INVESTMENT DIVISION                 1 YEAR      5 YEARS      INCEPTION
-------------------------------   ----------   ----------   -----------
Strategic Growth Portfolio            -26.82%        4.01%         4.72%
Conservative Growth Portfolio         -21.88%        3.83%         4.17%
Balanced Portfolio                    -15.24%        4.55%         4.79%
Conservative Balanced Portfolio        -8.81%         N/A          0.11%
Flexible Income Portfolio              -4.47%        4.57%         4.66%
Equity Income Fund/4/                 -18.91%         N/A          1.14%
Growth & Income Fund                  -27.44%         N/A         -2.77%
West Coast Equity Fund                -28.82%         N/A          4.46%
Growth Fund                           -37.16%         N/A         -2.53%
Mid Cap Stock Fund                    -16.79%         N/A          3.49%
Small Cap Stock Fund                  -53.07%         N/A         -8.62%
International Growth Fund             -22.07%         N/A         -8.03%
Short Term Income Fund                 -0.40%         N/A          4.03%
U.S. Government Securities Fund         2.17%         N/A          4.44%
Income Fund                             2.90%         N/A          4.15%
Money Market Fund                      -5.21%        2.07%         2.23%


The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Stock Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000.

Effective August 1, 2000, the Conservative Balanced Portfolio Division changed its name from the Income Portfolio Division. The Income Portfolio Division originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. We use April 22, 1998 as the commencement of operations date for the Division. Effective August 1, 2000, the Equity Income Fund changed its name from the Bond & Stock Fund. Effective March 1, 2002, the Growth Fund of the Northwest changed its name to the West Coast Equity Fund.

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

Each Division may also advertise non-standardized total return. We calculate non-standardized total return in the same manner and for the same time periods as standardized average annual total return, which we describe immediately above. However, in making the redeemable value calculation, we do not deduct any applicable Surrender Charge that we may impose at the end of the period. This is because we assume that the Contract will continue through the end of each period. We also do not deduct the Annual Contract Fee. Deducting these charges would reduce the resulting performance results.

                                  TOTAL RETURN
                (Without Surrender Charge or Annual Contract Fee)


                         PERIOD ENDED DECEMBER 31, 2002



                                                  SINCE
                                                DIVISION
INVESTMENT DIVISION                 1 YEAR      INCEPTION
-------------------------------   ----------   -----------
Strategic Growth Portfolio            -21.63%        5.18%
Conservative Growth Portfolio         -16.69%        4.64%
Balanced Portfolio                    -10.05%        5.25%
Conservative Balanced Portfolio        -3.62%        0.95%
Flexible Income Portfolio               0.72%        5.15%
Equity Income Fund                    -13.73%        1.95%
Growth & Income Fund                  -22.25%       -1.83%
West Coast Equity Fund                -23.63%        5.18%
Growth Fund                           -31.98%       -1.60%
Mid Cap Stock Fund                    -11.60%        5.07%
Small Cap Stock Fund                  -47.89%       -7.44%
International Growth Fund             -16.88%       -6.88%
Short Term Income Fund                  4.79%        4.77%
U.S. Government Securities Fund         7.36%        5.19%
Income Fund                             8.09%        4.91%
Money Market Fund                      -0.03%        2.75%


CUMULATIVE TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

Each Division may also advertise non-standardized cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures will be calculated for 1, 5, and 10 year periods. If Cumulative total return for a Division is not available for a stated period we may show cumulative total returns since Division inception. Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes, any applicable Surrender Charge, or the Annual Contract Fee. Cumulative total return quotations reflect changes in Accumulation Unit value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                 C = (ERV/P) - 1
Where:
C =       cumulative total return
P =       a hypothetical initial investment of $1,000
ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division.

The tables below provide hypothetical performance information for the available Divisions of the Separate Account based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and the Separate Account that hypothetically would have been made if the Separate Account invested assets under the Contracts in these Series for the periods indicated.

              HYPOTHETICAL HISTORICAL AVERAGE ANNUAL TOTAL RETURNS

                           (Through December 31, 2002)


                                                              SINCE
                                                             SERIES
INVESTMENT DIVISION                ONE YEAR    FIVE YEARS   INCEPTION
-------------------------------   ----------   ----------   ---------
Strategic Growth Portfolio            -26.82%        4.01%       4.72%
Conservative Growth Portfolio         -21.88%        3.83%       4.17%

Balanced Portfolio                    -15.24%        4.55%       4.79%
Conservative Balanced Portfolio        -8.81%         N/A        0.11%
Flexible Income Portfolio              -4.47%        4.57%       4.66%
Equity Income Fund                    -18.91%         N/A        1.14%
Growth & Income Fund                  -27.44%       -0.20%       7.82%
West Coast Equity Fund                -28.82%         N/A        4.46%
Growth Fund                           -37.16%        1.65%       8.14%
Mid Cap Stock Fund                    -16.79%         N/A        3.31%
Small Cap Stock Fund                  -53.07%       -7.45%       1.48%
International Growth Fund             -22.07%       -4.38%       0.07%
Short Term Income Fund                 -0.40%        4.14%       3.79%
U.S. Government Securities Fund         2.17%        4.73%       4.76%
Income Fund                             2.90%        4.58%       5.15%
Money Market Fund                      -5.21%        2.07%       2.75%


                      HYPOTHETICAL HISTORICAL TOTAL RETURNS


                           (Through December 31, 2002)



                                                              SINCE
                                                             SERIES
INVESTMENT DIVISION                ONE YEAR    FIVE YEARS   INCEPTION
-------------------------------   ----------   ----------   ---------
Strategic Growth Portfolio            -21.63%        4.54%       5.18%
Conservative Growth Portfolio         -16.69%        4.36%       4.64%
Balanced Portfolio                    -10.05%        5.07%       5.25%
Conservative Balanced Portfolio        -3.62%         N/A        0.95%
Flexible Income Portfolio               0.72%        5.09%       5.15%
Equity Income Fund                    -13.73%         N/A        1.95%
Growth & Income Fund                  -22.25%        0.43%       7.87%
West Coast Equity Fund                -23.63%         N/A        5.18%
Growth Fund                           -31.98%        2.23%       8.18%
Mid Cap Stock Fund                    -11.60%         N/A        4.89%
Small Cap Stock Fund                  -47.89%       -6.61%       1.56%
International Growth Fund             -16.88%       -3.64%       0.16%
Short Term Income Fund                  4.79%        4.67%       3.86%
U.S. Government Securities Fund         7.36%        5.25%       4.82%
Income Fund                             8.09%        5.10%       5.21%
Money Market Fund                      -0.03%        2.64%       2.28%


                HYPOTHETICAL HISTORICAL CUMULATIVE TOTAL RETURNS


                           (Through December 31, 2002)



                                                               SINCE
                                                              SERIES
INVESTMENT DIVISION                ONE YEAR    FIVE YEARS   INCEPTION5
-------------------------------   ----------   ----------   ----------
Strategic Growth Portfolio            -21.63%       24.89%       32.55%
Conservative Growth Portfolio         -16.69%       23.79%       28.81%
Balanced Portfolio                    -10.05%       28.08%       33.02%
Conservative Balanced Portfolio        -3.62%         N/A         4.55%
Flexible Income Portfolio               0.72%       28.17%       30.55%
Equity Income Fund                    -13.73%         N/A         9.44%
Growth & Income Fund                  -22.25%        2.16%       97.28%
West Coast Equity Fund                -23.63%         N/A        26.57%
Growth Fund                           -31.98%       11.68%      113.55%
Mid Cap Stock Fund                    -11.60%         N/A        13.55%
Small Cap Stock Fund                  -47.89%      -28.96%       14.89%
International Growth Fund             -16.88%      -16.93%        1.55%
Short Term Income Fund                  4.79%       25.63%       40.39%

U.S. Government Securities Fund        7.36%     29.16%         57.49%
Income Fund                            8.09%     28.26%         63.15%
Money Market Fund                     -0.03%     13.90%         30.73%


      HYPOTHETICAL HISTORICAL GROWTH OF A $1,000 INVESTMENT IN THE DIVISION


                           (Through December 31, 2002)



                                                              SINCE
                                                              SERIES
INVESTMENT DIVISION                ONE YEAR    FIVE YEARS   INCEPTION
-------------------------------   ----------   ----------   ----------
Strategic Growth Portfolio        $      784   $    1,249   $    1,326
Conservative Growth Portfolio     $      833   $    1,238   $    1,288
Balanced Portfolio                $      899   $    1,281   $    1,330
Conservative Balanced Portfolio   $      964          N/A   $    1,045
Flexible Income Portfolio         $    1,007   $    1,282   $    1,306
Equity Income Fund                $      863          N/A   $    1,094
Growth & Income Fund              $      777   $    1,022   $    1,973
West Coast Equity Fund            $      764          N/A   $    1,266
Growth Fund                       $      680   $    1,117   $    2,136
Mid Cap Stock Fund                $      884          N/A   $    1,136
Small Cap Stock Fund              $      521   $      710   $    1,149
International Growth Fund         $      831   $      831   $    1,015
Short Term Income Fund            $    1,048   $    1,256   $    1,404
U.S. Government Securities Fund   $    1,074   $    1,292   $    1,575
Income Fund                       $    1,081   $    1,283   $    1,632
Money Market Fund                 $    1,000   $    1,139   $    1,307


----------

If an "N/A" is shown in the 5 Year column above, then the Series is less than 5 years old.

The inception dates for each Series corresponding to the Divisions are: U.S. Government Securities Fund, May 6, 1993; Money Market, Income, Growth, and International Growth Funds, May 7, 1993; Short Term Income, Growth & Income, and Small Cap Stock Funds, January 12, 1994; Strategic Growth, Conservative Growth, and Balanced Portfolios, June 2, 1997; Flexible Income Portfolio, September 8, 1997; Conservative Balanced Portfolio, April 22, 1998; West Coast Equity Fund, April 29, 1998; Equity Income Fund, April 30, 1998; Mid Cap Stock Fund, May 1, 2000.

YIELD CALCULATIONS


We calculate the yields for the Short Term Income Fund, U.S. Government Securities Fund, and Income Fund Divisions by a standard method that the SEC prescribes. The hypothetical yields for the Short Term Income Fund, U.S. Government Securities Fund, and Income Fund Divisions based upon the one month period ended December 31, 2002, were 2.17%, 1.50% and 2.88%, respectively. We calculate the yield quotation by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                    YIELD = 2[((a-b)/cd + 1)[POWER OF 6] B 1]

a = net dividends and interest earned during the period by the Series attributable to the Division

b =  expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d =  the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges that apply to each Division. These fees and charges include the Mortality and Expense Risk Charge and the Administrative Expense Charge. They do not reflect the deduction of Surrender Charges or premium taxes.

MONEY MARKET FUND DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

We calculate the Money Market Fund Division's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the Accumulation Unit value during the period.

     . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.


We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation. The Money Market Fund Division's hypothetical historical yield for the seven day period ended December 31, 2002, was -0.31%.



We determine the Money Market Fund Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7-1. The Money Market Fund Division's hypothetical historical effective yield for the seven day period ended December 31, 2002, was -0.31%.


Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that we may impose when you redeem Accumulation Units.

PERFORMANCE COMPARISONS

In our advertising and sales literature, we may compare the performance of each or all of the available Divisions of the Separate Account to the performance of
(1) other variable annuities in general or (2) particular types of variable annuities that invest in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account.

Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return. Total return assumes the reinvestment of dividends and distributions, but does not take into consideration sales charges, redemption fees or certain expense deductions at the separate account level. In addition, VARDS(R) prepares risk-adjusted rankings, which consider the effects of market risk on total return performance.

In addition, we may compare each Division's performance in advertisements and sales literature to the following benchmarks:

     . the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market;

     . the Dow Jones Industrial Average, an unmanaged unweighted average of 30 blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market;

     . the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major spending groups and generally is considered to be a measure of inflation;

     . the Lehman Brothers Aggregate bond Index, which is a broad-based index intended to represent the fixed-income market as a whole;

     . the Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index, which includes all investment-grade corporate debt securities with maturities of 1 to 5 years;

     . the Lehman Brothers U.S. Government Index, which represents all U.S. government agency and Treasury securities;

     . the Lehman Brothers Corporate Debt BBB-Rated Index, which represents all investment grade, corporate debt securities;

     . the Lehman Brothers Government/Corporate Bond Index, which represents all government and corporate bonds;

     . the Lehman Brothers U.S. Mortgage Index, which includes all agency mortgage-backed securities;

     . the Russell 2000 Index, which represents the smallest 2000 companies followed by Russell and is used to measure the small-cap market;

     . the Russell 3000 Index, which is a broad-based index intended to represent the equity market as a whole; and

     . the Morgan Stanley Capital International Europe Australasia Far East Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.

                       EFFECT OF TAX-DEFERRED ACCUMULATION

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

     . a Contract, whose earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings"), and

     . an investment whose earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                 5 YEARS        10 YEARS        20 YEARS
                               ------------   -------------   -------------
                                 (7.50% earnings rate)

     Contract                    $  143,563     $   206,103      $  424,785

     Contract (after Taxes)      $  131,365     $   176,394      $  333,845

     Taxable Investment          $  130,078     $   169,202      $  286,294

                                 (10.00% earnings rate)

     Contract                    $  161,051     $   259,374      $  672,750

     Contract (after Taxes)      $  143,957     $   214,749      $  512,380

     Taxable Investment          $  141,571     $   200,423      $  401,694

The hypothetical tables do not reflect any fees or charges under a Contract or Taxable Investment. However, the Contracts impose:

     .    a Mortality and Expense Risk Charge of 1.25%,

     . a Surrender Charge (applicable to withdrawal of earnings for the first seven Contract years) up to a maximum of 7%,

     .    an Administrative Expense Charge of 0.15%, and

     .    an Annual Contract Fee of $35.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 59 1/2.

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

                              FINANCIAL STATEMENTS


In 2002, due to AIG's acquisition of AGL and its affiliated companies, AGL changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.


You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

SEPARATE ACCOUNT FINANCIAL STATEMENTS



Separate Account D has a total of 88 Divisions as of the date of this Statement. Sixteen Divisions (the "WM Strategic Asset Manager Divisions") are available under the Contracts that are the subject of this Statement. The remaining 72 Divisions had operations as of December 31, 2002, but were available under other variable annuities we offer.



The statement of net assets as of December 31, 2002 and the related statements of operations and statements of changes in net assets for the year then ended of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.



The statement of changes in net assets for the year ended December 31, 2001 of the Separate Account, appearing herein, have been audited by E&Y, independent auditors, to the extent indicated in their report thereon also appearing herein and in the Registration Statement or incorporated by reference. Such financial statements have been included herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.



AGL FINANCIAL STATEMENTS



The consolidated balance sheet of AGL as of December 31, 2002 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for the year then ended, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.



The restated consolidated balance sheet of AGL at December 31, 2001 and the restated related statements of operations, shareholder's equity, comprehensive income and cash flows for the year then ended, appearing herein, have been audited by E&Y, independent auditors, to the extent indicated in their report thereon also appearing elsewhere herein and in the Registration Statement or incorporated by reference. Such restated consolidated financial statements have been included herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.



The consolidated balance sheet of AGL at December 31, 2001 and 2000 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2001, appearing herein, have been audited by E&Y, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.



OTHER FINANCIAL STATEMENTS



The following financial statements are also provided in this SAI in connection with the merger of All American Life Insurance Company ("AAL"), The American Franklin Life Insurance Company ("American Franklin"), The Franklin Life Insurance Company ("FL") and AGL on December 31, 2002. These financial statements will not appear in future filings.



The balance sheet of American Franklin and the consolidated balance sheet of FL at December 31, 2001 and 2000 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2001, and the statutory-basis balance sheet of AAL at December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended appearing elsewhere herein, have been audited by E&Y, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



The following is an index to the financial statements that are included in this
Statement:


I.   Separate Account 2002 VL-R Financial Statements

     Report of Independent Accountants.............................................................  D-1
     Report of Independent Auditors................................................................  D-2
     Summary of Financial Statements
     Statement of Net Assets for the year ended December 31, 2002..................................  D-3
     Statement of Operations for the year ended December 31, 2002..................................  D-10
     Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001.............  D-11
     Notes to Financial Statements.................................................................  D-40

II.  AGL 2002 Consolidated Financial Statements

     You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligation under the Contracts
     Report of Independent Accountants.............................................................  F-1
     Report of Independent Auditors................................................................  F-2
     Consolidated Balance Sheets as of December 31, 2002 and 2001..................................  F-3
     Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000........  F-5
     Consolidated Statements of Shareholder's Equity for the years ended December 31,
      2002, 2001 and 2000..........................................................................  F-6
     Consolidated Statements of Comprehensive Income for the years ended
      December 31, 2002, 2001 and 2000.............................................................  F-7
     Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000....  F-8
     Notes to Consolidated Financial Statements....................................................  F-9

III. AGL Restated 2001 Consolidated Financial Statements

     You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligation under the Contracts
     Report of Ernst & Young LLP Independent Accounts..............................................  F-1
     Consolidated Balance Sheets as of December 31, 2001 and 2000..................................  F-2
     Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999........  F-4
     Consolidated Statements of Shareholder's Equity for the years ended December 31,
      2001, 2000 and 1999..........................................................................  F-5
     Consolidated Statements of Comprehensive Income for the years ended
      December 31, 2001, 2000 and 1999.............................................................  F-6
     Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999....  F-7
     Notes to Consolidated Financial Statements....................................................  F-8

IV.  AGL 2001 Consolidated Financial Statements

     You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligation under the Contracts
     Report of Ernst & Young LLP Independent Accounts..............................................  F-1
     Consolidated Balance Sheets as of December 31, 2001 and 2000..................................  F-2
     Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999........  F-4
     Consolidated Statements of Shareholder's Equity for the years ended December 31,
      2001, 2000 and 1999..........................................................................  F-5
     Consolidated Statements of Comprehensive Income for the years ended
      December 31, 2001, 2000 and 1999.............................................................  F-6
     Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999....  F-7
     Notes to Consolidated Financial Statements....................................................  F-8

V.   AAL Statutory Financial Statements

     These Financial Statements are included in this Statement because of the merger of
      AAL, American Franklin and FL into AGL on December 31, 2002.  They will not appear in future filings
     Report of Independent Auditors................................................................   1
     Balance Sheet - Statutory Basis for the years ended December 31, 2001 and 2000................   2
     Statements of Income - Statutory - Basis for the years ended December 31, 2001 and 2000.......   4
     Statements of Changes in Capital and Surplus - Statutory Basis................................   5
     Statements of Cash Flows - Statutory - Basis for the Years ended December 31, 2001 and 2000...   6
     Notes to Statutory - Basis Financial Statements...............................................   7

VI.  American Franklin Financial Statements

     These Financial Statements are included in this Statement because of the merger of AAL,
      American Franklin and FL into AGL on December 31, 2002.  They will not appear in future filings
     Report of Independent Auditors................................................................   F-1
     Statement of Income for the years ended December 31, 2001, 2000 and 1999......................   F-2
     Balance Sheet, December 31, 2001 and 2000.....................................................   F-3
     Statement of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999........   F-4
     Statement of Comprehensive Income for the years ended December 31, 2001, 2000 and 1999........   F-4
     Statement and Cash Flows for the years ended December 31, 2001, 2000 and 1999.................   F-5
     Notes to Financial Statements.................................................................   F-6

VII. FL Financial Statements

     These Financial Statements are included in this Statement because of the merger of AAL,
     American Franklin and FL into AGL on December 31, 2002.  They will not appear in future filings

     Report of Independent Auditors................................................................   1
     Consolidated Statement of Income for the years ended December 31, 2001, 2000 and 1999.........   2
     Consolidated Balance Sheet, December 31, 2001 and 2000........................................   3
     Consolidated Statement of Shareholder's Equity for the years ended December 31, 2001,
      2000 and 1999................................................................................   4
     Consolidated Statement of Comprehensive Income for the years ended December 31, 2001,
      2000 and 1999................................................................................   4
     Consolidated Statement of Cash Flows for the years ended December 31, 2001, 2000 and 1999.....   5
     Notes to Consolidated Financial Statements....................................................   6

                     American General Life Insurance Company

                               Separate Account D

                                  Annual Report

                                December 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statements of net assets and the related statements of operations and statements of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D at December 31, 2002, the results of each of their operations and changes in net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Houston, Texas
April 8, 2003

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American General Life Insurance Company And Contract Owners of American General Life Insurance Company Separate Account D

We have audited the accompanying statement of changes in net assets of American General Life Insurance Company Separate Account D (comprised of the Funds listed in Note A) for the period ended December 31, 2001. The financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the change in net assets for the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP
March 7, 2002

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

SUMMARY OF FINANCIAL STATEMENTS

                                                                      All Divisions
                                                                     ---------------
STATEMENT OF NET ASSETS
December 31, 2002

ASSETS:

      Investment securities - at market (cost $1,534,455,647)        $ 1,165,826,885    $      1,165,826,885                    -
      Due from American General Life Insurance Company                        27,153    $             27,153                    -
                                                                     ---------------
                                                                                        $                  -                    -
          NET ASSETS                                                 $ 1,165,854,038    $      1,165,854,038                    -
                                                                     ===============

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts    $ 1,165,854,038    $      1,165,854,038                    -
                                                                     ===============

STATEMENT OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                    $    31,030,323           31,030,323.00                    -
                                                                                                           -                    -
EXPENSES:                                                                                                  -                    -
      Mortality and expense risk and administrative fees                  18,855,894           18,855,894.00                    -
                                                                     ---------------
          NET INVESTMENT INCOME                                           12,174,429           12,174,429.00                    -
                                                                     ---------------
                                                                                                           -                    -
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:                                                    -                    -
      Net realized loss on investments                                  (120,486,672)        (120,486,672.00)                   -
      Capital gain distributions from mutual funds                         2,520,528            2,520,528.00                    -
      Net unrealized depreciation of investments                        (139,544,440)        (139,544,440.00)                   -
                                                                     ---------------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS               (257,510,584)        (257,510,584.00)                   -
                                                                     ---------------

          DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  (245,336,155)        (245,336,155.00)                   -
                                                                     ===============

                                                                                All Divisions
                                                                     ---------------------------------------
Year Ended                                                                   2002               2001
                                                                     ---------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

OPERATIONS:

      Net investment income (loss)                                   $    12,174,429    $         13,893,024        12,174,429.00
      Net realized gain (loss) on investments                           (120,486,672)            (11,568,461)     (120,486,672.00)
      Capital gain distributions from mutual funds                         2,520,528              62,439,653         2,520,528.00
      Net unrealized depreciation of investments                        (139,544,440)           (211,869,224)     (139,544,440.00)
                                                                     ---------------    --------------------
          Decrease in net assets resulting from operations              (245,336,155)           (147,105,008)     (245,336,155.00)
                                                                     ---------------    --------------------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                          12,412,539              87,563,990            29,015.00
      Transfers from (to) other Divisions or fixed rate option            14,545,599             237,190,436        14,545,599.00
      Mortality reserve transfers                                             30,760                 (57,332)           30,760.00
      Terminations and withdrawals                                      (261,189,992)           (263,879,593)     (261,189,992.00)
                                                                     ---------------    --------------------
          Increase (Decrease) in net assets resulting
           from principal transactions                                  (234,201,094)             60,817,501      (234,201,094.00)
                                                                     ---------------    --------------------
      TOTAL DECREASE IN NET ASSETS                                      (479,537,249)            (86,287,507)     (479,537,249.00)
                                                                                                                                -
NET ASSETS:                                                                                                                     -
      Beginning of year                                                1,645,391,287           1,731,678,794     1,645,391,287.00
                                                                     ---------------    --------------------
      End of year                                                    $ 1,165,854,038    $      1,645,391,287     1,165,854,038.00
                                                                     ===============    ====================

Year Ended
STATEMENTS OF CHANGES IN NET ASSETS

OPERATIONS:                                                                                             2001
      Net investment income (loss)                                                 -           13,893,024.00    $               -
      Net realized gain (loss) on investments                                      -          (11,568,461.00)   $               -
      Capital gain distributions from mutual funds                                 -           62,439,653.00    $               -
      Net unrealized depreciation of investments                                   -         (211,869,224.00)   $               -

          Decrease in net assets resulting from operations                         -         (147,105,008.00)   $               -

                                                                                                           -    $               -
PRINCIPAL TRANSACTIONS:                                                                                    -    $               -
      Contract purchase payments                                       12,383,524.00           87,563,990.00    $               -
      Transfers from (to) other Divisions or fixed rate option                     -          237,190,436.00    $               -
      Mortality reserve transfers                                                  -              (57,332.00)   $               -
      Terminations and withdrawals                                                 -         (263,879,593.00)   $               -

          Increase (Decrease) in net assets resulting
           from principal transactions                                             -           60,817,501.00    $               -

      TOTAL DECREASE IN NET ASSETS                                                 -          (86,287,507.00)   $               -
                                                                                                           -    $               -
NET ASSETS:                                                                                                -    $               -
      Beginning of year                                                            -        1,731,678,794.00    $               -

      End of year                                                                  -        1,645,391,287.00    $               -

See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                              DIVISIONS
                                                                        -----------------------------------------------------
                                                                            AIM V.I.           AIM V.I.
                                                                         International      Premier Equity       American
                                                                         Growth Fund -      Fund - Class          Century
                                                                        Class I Shares         I Shares        VP Value Fund
                                                                        -----------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                 $     2,212,945    $     8,046,519    $     2,107,825
      Due from (to) American General Life Insurance Company                        (867)               522                944
                                                                        ---------------    ---------------    ---------------

          NET ASSETS                                                    $     2,212,078    $     8,047,041    $     2,108,769
                                                                        ===============    ===============    ===============

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts       $     2,212,078    $     8,047,041    $     2,108,769
                                                                        ===============    ===============    ===============

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                       $        14,454    $        32,540    $        99,503

EXPENSES:
      Mortality and expense risk and administrative fees                         36,381            132,735             29,281
                                                                        ---------------    ---------------    ---------------
          NET INVESTMENT INCOME (LOSS)                                          (21,927)          (100,195)            70,222
                                                                        ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                  (454,421)        (1,665,203)           (81,214)
      Capital gain distributions from mutual funds                                    -                  -              5,010
      Net unrealized appreciation (depreciation) of investments                   3,735         (2,246,178)          (364,091)
                                                                        ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (450,686)        (3,911,381)          (440,295)
                                                                        ---------------    ---------------    ---------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $      (472,613)   $    (4,011,576)   $      (370,073)
                                                                        ===============    ===============    ===============

                                                                                                 DIVISIONS
                                                                        -----------------------------------------------------------
                                                                                               Credit Suisse      Dreyfus IP MidCap
                                                                                             Small Cap Growth     Stock Portfolio -
                                                                        Ayco Growth Fund         Portfolio         Initial shares
                                                                        -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                 $         184,771    $         247,596    $         714,196
      Due from (to) American General Life Insurance Company                            17                  195                  657
                                                                        -----------------    -----------------    -----------------

          NET ASSETS                                                    $         184,788    $         247,791    $         714,853
                                                                        =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts       $         184,788    $         247,791    $         714,853
                                                                        =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                       $             665    $               -    $           2,137

EXPENSES:
      Mortality and expense risk and administrative fees                            2,380                2,990               10,037
                                                                        -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                             (1,715)              (2,990)              (7,900)
                                                                        -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                     (27,707)             (25,077)             (30,081)
      Capital gain distributions from mutual funds                                      -                    -                    -
      Net unrealized appreciation (depreciation) of investments                   (42,186)             (64,892)            (104,479)
                                                                        -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  (69,893)             (89,969)            (134,560)
                                                                        -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $         (71,608)   $         (92,959)   $        (142,460)
                                                                        =================    =================    =================

                                                                                                DIVISIONS
                                                                        ----------------------------------------------------------
                                                                           The Dreyfus
                                                                             Socially           Dreyfus VIF
                                                                           Responsible          Quality Bond     Dreyfus VIF Small
                                                                        Growth Fund, Inc.       Portfolio -       Cap Portfolio -
                                                                        - Initial shares      Initiall shares      Initial shares
                                                                        ----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                 $       3,220,014    $       8,696,846   $       4,434,389
      Due from (to) American General Life Insurance Company                           119                  333                 (98)
                                                                        -----------------    -----------------   -----------------

          NET ASSETS                                                    $       3,220,133    $       8,697,179   $       4,434,291
                                                                        =================    =================   =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts       $       3,220,133    $       8,697,179   $       4,434,291
                                                                        =================    =================   =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                       $           8,689    $         419,192   $           2,412

EXPENSES:
      Mortality and expense risk and administrative fees                           61,433              111,482              70,690
                                                                        -----------------    -----------------   -----------------
          NET INVESTMENT INCOME (LOSS)                                            (52,744)             307,710             (68,278)
                                                                        -----------------    -----------------   -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                    (941,756)              47,147          (1,466,399)
      Capital gain distributions from mutual funds                                      -                    -                   -
      Net unrealized appreciation (depreciation) of investments                  (605,718)             157,968             257,329
                                                                        -----------------    -----------------   -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (1,547,474)             205,115          (1,209,070)
                                                                        -----------------    -----------------   -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $      (1,600,218)   $         512,825   $      (1,277,348)
                                                                        =================    =================   =================

                                                                                       DIVISIONS
                                                                        ----------------------------------------
                                                                        Evergreen Offit VA    Evergreen Offit VA
                                                                         Emerging Markets      U.S. Government
                                                                            Bond Fund -       Securities Fund -
                                                                            Class 1 (1)           Class 1 (1)
                                                                        ----------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                 $        4,869,211    $          534,369
      Due from (to) American General Life Insurance Company                            587                (1,312)
                                                                        ------------------    ------------------

          NET ASSETS                                                    $        4,869,798    $          533,057
                                                                        ==================    ==================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts       $        4,869,798    $          533,057
                                                                        ==================    ==================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                       $           36,452    $                -

EXPENSES:
      Mortality and expense risk and administrative fees                            (5,548)                  562
                                                                        ------------------    ------------------
          NET INVESTMENT INCOME (LOSS)                                              42,000                  (562)
                                                                        ------------------    ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                       17,993                     -
      Capital gain distributions from mutual funds                                       -                     -
      Net unrealized appreciation (depreciation) of investments                    157,261                 6,650
                                                                        ------------------    ------------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   175,254                 6,650
                                                                        ------------------    ------------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $          217,254    $            6,088
                                                                        ==================    ==================

(1) Since inception in November 2002.

     See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                                                Fidelity VIP Asset
                                                                         Evergreen VA         Evergreen VA       Asset Manager
                                                                       High Income Fund    Strategic Income        Portfolio -
                                                                         - Class 1(1)      Fund - Class 1(1)    Service Class 2
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $      7,483,260    $           8,821    $          948,672
      Due from (to) American General Life Insurance Company                        (442)              (1,196)                 (103)
                                                                       ----------------    -----------------    ------------------

          NET ASSETS                                                   $      7,482,818    $           7,625    $          948,569
                                                                       ================    =================    ==================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $      7,482,818    $           7,625    $          948,569
                                                                       ================    =================    ==================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $        198,245    $             402    $           20,947

EXPENSES:
      Mortality and expense risk and administrative fees                          4,539                  104                11,362
                                                                       ----------------    -----------------    ------------------
          NET INVESTMENT INCOME (LOSS)                                          193,706                  298                 9,585
                                                                       ----------------    -----------------    ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                     5,616                    -               (36,505)
      Capital gain distributions from mutual funds                                    -                    -                     -
      Net unrealized appreciation (depreciation) of investments                 (79,952)                (160)              (74,627)
                                                                       ----------------    -----------------    ------------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (74,336)                (160)             (111,132)
                                                                       ----------------    -----------------    ------------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        119,370    $             138    $         (101,547)
                                                                       ================    =================    ==================

                                                                                                DIVISIONS
                                                                       ----------------------------------------------------------
                                                                         Fidelity VIP         Fidelity VIP         Fidelity VIP
                                                                          Contrafund         Equity- Income           Growth
                                                                          Portfolio -          Portfolio -          Portfolio -
                                                                       Service Class 2       Service Class 2      Service Class 2
                                                                       ----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $      2,102,467    $       3,202,647    $       2,184,395
      Due from (to) American General Life Insurance Company                         (17)                 724                  105
                                                                       ----------------    -----------------    -----------------

          NET ASSETS                                                   $      2,102,450    $       3,203,371    $       2,184,500
                                                                       ================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $      2,102,450    $       3,203,371    $       2,184,500
                                                                       ================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $         11,427    $          54,598    $           5,204

EXPENSES:
      Mortality and expense risk and administrative fees                         26,971               44,434               46,116
                                                                       ----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                          (15,544)              10,164              (40,912)
                                                                       ----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (60,294)            (119,606)            (692,527)
      Capital gain distributions from mutual funds                                    -               67,878                    -
      Net unrealized appreciation (depreciation) of investments                (191,077)            (629,440)            (557,124)
                                                                       ----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (251,371)            (681,168)          (1,249,651)
                                                                       ----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $       (266,915)   $        (671,004)   $      (1,290,563)
                                                                       ================    =================    =================

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                         Fidelity VIP          Fidelity VIP         Fidelity VIP
                                                                             Asset               Overseas              Index
                                                                       Manager Portfolio        Portfolio          500 Portfolio
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $         122,213    $          66,614    $          64,009
      Due from (to) American General Life Insurance Company                         (360)                (228)                 (54)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $         121,853    $          66,386    $          63,955
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $         121,853    $          66,386    $          63,955
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $           4,931    $             712    $             975

EXPENSES:
      Mortality and expense risk and administrative fees                           2,061                1,214                1,350
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                             2,870                 (502)                (375)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                    (14,788)              (6,199)               9,366
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments                   (2,009)             (13,078)             (30,477)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (16,797)             (19,277)             (21,111)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $         (13,927)   $         (19,779)   $         (21,486)
                                                                       =================    =================    =================

                                                                                     DIVISIONS
                                                                       --------------------------------------
                                                                           Franklin              Franklin
                                                                          Templeton -          Templeton -
                                                                       Templeton Global     Templeton Foreign
                                                                       Asset Allocation     Securities Fund -
                                                                        Fund - Class 2           Class 2
                                                                       --------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       1,650,122    $       1,148,311
      Due from (to) American General Life Insurance Company                         (242)                (656)
                                                                       -----------------    -----------------

          NET ASSETS                                                   $       1,649,880    $       1,147,655
                                                                       =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       1,649,880    $       1,147,655
                                                                       =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          33,846    $          25,655

EXPENSES:
      Mortality and expense risk and administrative fees                          25,774               20,681
                                                                       -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                             8,072                4,974
                                                                       -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (107,932)            (490,769)
      Capital gain distributions from mutual funds                                     -                    -
      Net unrealized appreciation (depreciation) of investments                  (10,946)             134,600
                                                                       -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (118,878)            (356,169)
                                                                       -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (110,806)   $        (351,195)
                                                                       =================    =================

(1) Since inception in November 2002.

     See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                               Janus Aspen         Janus Aspen
                                                                                            Series Aggressive         Series
                                                                                                 Growth            International
                                                                         JPMorgan Small        Portfolio -       Growth Portfolio
                                                                       Company Portfolio      Service Shares     - Service Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $         194,487    $         689,312    $         243,625
      Due from (to) American General Life Insurance Company                         (102)                (353)                (103)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $         194,385    $         688,959    $         243,522
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $         194,385    $         688,959    $         243,522
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $             300    $               -    $           1,777

EXPENSES:
      Mortality and expense risk and administrative fees                           1,594                9,490                3,986
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            (1,294)              (9,490)              (2,209)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                       (894)            (106,603)             (45,658)
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments                  (46,084)            (158,560)             (40,952)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (46,978)            (265,163)             (86,610)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $         (48,272)   $        (274,653)   $         (88,819)
                                                                       =================    =================    =================

                                                                                               DIVISIONS
                                                                       ----------------------------------------------------------
                                                                          Janus Aspen
                                                                        Series Worldwide                         Mercury HW Large
                                                                       Growth Portfolio       LEVCO Equity         Cap Value VIP
                                                                       -  Service Shares       Value Fund            Portfolio
                                                                       ----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $         843,559    $         147,353    $              -
      Due from (to) American General Life Insurance Company                          119                  (22)                  -
                                                                       -----------------    -----------------    ----------------

          NET ASSETS                                                   $         843,678    $         147,331    $              -
                                                                       =================    =================    ================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $         843,678    $         147,331    $              -
                                                                       =================    =================    ================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $           5,664    $             259    $              -

EXPENSES:
      Mortality and expense risk and administrative fees                          12,162                  972                   -
                                                                       -----------------    -----------------    ----------------
          NET INVESTMENT INCOME (LOSS)                                            (6,498)                (713)                  -
                                                                       -----------------    -----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                    (49,010)             (37,558)                  -
      Capital gain distributions from mutual funds                                     -                    -                   -
      Net unrealized appreciation (depreciation) of investments                 (243,709)             (42,884)                  -
                                                                       -----------------    -----------------    ----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (292,719)             (80,442)                  -
                                                                       -----------------    -----------------    ----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (299,217)   $         (81,155)   $              -
                                                                       =================    =================    ================

                                                                                               DIVISIONS
                                                                       ----------------------------------------------------------
                                                                          Mercury Low         MFS Capital
                                                                         Duration VIP        Opportunities        MFS Emerging
                                                                           Portfolio            Series            Growth Series
                                                                       ----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $               -   $       1,458,179    $       5,161,267
      Due from (to) American General Life Insurance Company                            -                   -                  182
                                                                       -----------------   -----------------    -----------------

          NET ASSETS                                                   $               -   $       1,458,179    $       5,161,449
                                                                       =================   =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $               -   $       1,458,179    $       5,161,449
                                                                       =================   =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $               -   $             855    $               -

EXPENSES:
      Mortality and expense risk and administrative fees                               -              21,572               88,528
                                                                       -----------------   -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                                 -             (20,717)             (88,528)
                                                                       -----------------   -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                          -            (181,605)          (3,038,802)
      Capital gain distributions from mutual funds                                     -                   -                    -
      Net unrealized appreciation (depreciation) of investments                        -            (425,214)             (37,980)
                                                                       -----------------   -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       -            (606,819)          (3,076,782)
                                                                       -----------------   -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $               -   $        (627,536)   $      (3,165,310)
                                                                       =================   =================    =================

                                                                                     DIVISIONS
                                                                       --------------------------------------
                                                                           MFS New           MFS Research
                                                                       Discovery Series         Series
                                                                       --------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $         698,944    $         928,167
      Due from (to) American General Life Insurance Company                          196                  (49)
                                                                       -----------------    -----------------

          NET ASSETS                                                   $         699,140    $         928,118
                                                                       =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $         699,140    $         928,118
                                                                       =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $               -    $           2,922

EXPENSES:
      Mortality and expense risk and administrative fees                          10,923               13,249
                                                                       -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (10,923)             (10,327)
                                                                       -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                    (53,684)            (108,688)
      Capital gain distributions from mutual funds                                     -                    -
      Net unrealized appreciation (depreciation) of investments                 (258,190)            (209,142)
                                                                       -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (311,874)            (317,830)
                                                                       -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (322,797)   $        (328,157)
                                                                       =================    =================

     See accompanying note.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                             Neuberger Berman    Neuberger Berman
                                                                       Navellier Growth        AMT Balanced         AMT Partners
                                                                           Portfolio             Portfolio            Portfolio
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       2,173,214    $           8,502    $          30,673
      Due from (to) American General Life Insurance Company                          (82)                 278                 (160)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       2,173,132    $           8,780    $          30,513
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       2,173,132    $           8,780    $          30,513
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $           4,998    $             234    $             253

EXPENSES:
      Mortality and expense risk and administrative fees                          11,195                  208                  602
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            (6,197)                  26                 (349)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                 (1,065,378)                   -               (5,964)
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments                  530,626               (1,994)              (5,777)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (534,752)              (1,994)             (11,741)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (540,949)   $          (1,968)   $         (12,090)
                                                                       =================    =================    =================

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                       Neuberger Berman         OFFIT VIF
                                                                          AMT Mid-Cap        Emerging Markets     OFFIT VIF High
                                                                        Growth Portfolio        Bond Fund           Yield Fund
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $         394,237    $               -    $               -
      Due from (to) American General Life Insurance Company                         (194)                   -                    -
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $         394,043    $               -    $               -
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $         394,043    $               -    $               -
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $               -    $         453,520    $       1,051,702

EXPENSES:
      Mortality and expense risk and administrative fees                           3,506              (16,690)              54,311
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            (3,506)             470,210              997,391
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                    (64,324)          (1,175,905)          (5,589,705)
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments                  (72,988)             173,677            4,510,953
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (137,312)          (1,002,228)          (1,078,752)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (140,818)   $        (532,018)   $         (81,361)
                                                                       =================    =================    =================

                                                                                               DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                                                     PIMCO Real
                                                                                              OFFIT VIF U.S.      Return Portfolio
                                                                        OFFIT VIF Total        Government         Administrative
                                                                          Return Fund        Securities Fund          Class
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $               -    $               -    $       5,201,250
      Due from (to) American General Life Insurance Company                            -                    -                  192
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $               -    $               -    $       5,201,442
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $               -    $               -    $       5,201,442
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $             813    $          43,001    $         186,837

EXPENSES:
      Mortality and expense risk and administrative fees                             (17)              17,308               53,769
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                               830               25,693              133,068
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                       (632)           1,097,352               43,545
      Capital gain distributions from mutual funds                                     -                1,629                2,841
      Net unrealized appreciation (depreciation) of investments                     307             (928,151)             435,361
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (325)             170,830              481,747
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $             505    $         196,523    $         614,815
                                                                       =================    =================    =================

                                                                                     DIVISIONS
                                                                       --------------------------------------
                                                                         PIMCO Short-         PIMCO Total
                                                                        Term Portfolio      Return Portfolio
                                                                        Administrative       Administrative
                                                                            Class                Class
                                                                       --------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       1,898,078    $       4,903,703
      Due from (to) American General Life Insurance Company                         (290)                 181
                                                                       -----------------    -----------------

          NET ASSETS                                                   $       1,897,788    $       4,903,884
                                                                       =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       1,897,788    $       4,903,884
                                                                       =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          40,944    $         220,719

EXPENSES:
      Mortality and expense risk and administrative fees                          19,161               56,101
                                                                       -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            21,783              164,618
                                                                       -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                        317               17,429
      Capital gain distributions from mutual funds                                 1,016               11,702
      Net unrealized appreciation (depreciation) of investments                    5,245              122,955
                                                                       -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   6,578              152,086
                                                                       -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $          28,361    $         316,704
                                                                       =================    =================

     See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                               Putnam VT
                                                                          Putnam VT           International
                                                                          Growth and           Growth and
                                                                         Income Fund -         Income Fund -      Royce Small Cap
                                                                           Class IB             Class IB             Portfolio
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       2,212,099    $         394,029    $         484,194
      Due from (to) American General Life Insurance Company                           46                  (69)                 966
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       2,212,145    $         393,960    $         485,160
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       2,212,145    $         393,960    $         485,160
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          47,423    $           1,797    $               -

EXPENSES:
      Mortality and expense risk and administrative fees                          32,877                5,045                2,915
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            14,546               (3,248)              (2,915)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (212,986)             (24,306)             (28,799)
      Capital gain distributions from mutual funds                                     -                    -                2,562
      Net unrealized appreciation (depreciation) of investments                 (430,599)             (39,669)             (47,571)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (643,585)             (63,975)             (73,808)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (629,039)   $         (67,223)   $         (76,723)
                                                                       =================    =================    =================

                                                                                               DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                               SAFECO RST-           UIF Asian
                                                                                                 Growth          Equity Portfolio-
                                                                          SAFECO RST-         Opportunities           Class I
                                                                       Equity Portfolio         Portfolio             Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       2,131,642    $       2,488,215    $               -
      Due from (to) American General Life Insurance Company                            5                   26                    -
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       2,131,647    $       2,488,241    $               -
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       2,131,647    $       2,488,241    $               -
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          26,925    $               -    $               -

EXPENSES:
      Mortality and expense risk and administrative fees                          35,683               44,093                    -
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            (8,758)             (44,093)                   -
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (225,025)            (364,186)                   -
      Capital gain distributions from mutual funds                                     -               13,725                    -
      Net unrealized appreciation (depreciation) of investments                 (635,640)          (1,339,493)                   -
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (860,665)          (1,689,954)                   -
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (869,423)   $      (1,734,047)   $               -
                                                                       =================    =================    =================

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                          UIF Emerging         UIF Equity          UIF Core Plus
                                                                         Markets Equity     Growth Portfolio        Fixed Income
                                                                           Portfolio           - Class I             Portfolio
                                                                       - Class I Shares          Shares          - Class I Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       1,533,548    $      10,807,868    $       4,003,398
      Due from (to) American General Life Insurance Company                           20                  429                   72
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       1,533,568    $      10,808,297    $       4,003,470
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       1,533,568    $      10,808,297    $       4,003,470
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $               -    $          21,634    $         161,096

EXPENSES:
      Mortality and expense risk and administrative fees                          28,739              201,453               57,488
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (28,739)            (179,819)             103,608
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (103,409)          (1,349,114)              36,125
      Capital gain distributions from mutual funds                                     -                    -               22,264
      Net unrealized appreciation (depreciation) of investments                  (50,509)          (3,680,794)              73,773
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (153,918)          (5,029,908)             132,162
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (182,657)   $      (5,209,727)   $         235,770
                                                                       =================    =================    =================

                                                                                     DIVISIONS
                                                                       --------------------------------------
                                                                       UIF Global Value      UIF High Yield
                                                                       Equity Portfolio-       Portfolio-
                                                                        Class I Shares       Class I Shares
                                                                       --------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       5,717,544    $       6,227,152
      Due from (to) American General Life Insurance Company                           24                 (183)
                                                                       -----------------    -----------------

          NET ASSETS                                                   $       5,717,568    $       6,226,969
                                                                       =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       5,717,568    $       6,226,969
                                                                       =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          78,046    $         609,286

EXPENSES:
      Mortality and expense risk and administrative fees                          95,923               98,369
                                                                       -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (17,877)             510,917
                                                                       -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (177,781)          (1,238,201)
      Capital gain distributions from mutual funds                                65,103                    -
      Net unrealized appreciation (depreciation) of investments               (1,191,048)              30,502
                                                                       -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (1,303,726)          (1,207,699)
                                                                       -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $      (1,321,603)   $        (696,782)
                                                                       =================    =================

     See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                       UIF International    UIF Mid Cap Value      UIF U.S. Real
                                                                       Magnum Portfolio-       Portfolio -       Estate Portfolio
                                                                        Class I Shares       Class I Shares      - Class I Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       3,649,297    $      11,162,303    $       3,488,000
      Due from (to) American General Life Insurance Company                          140                    -                 (494)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       3,649,437    $      11,162,303    $       3,487,506
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       3,649,437    $      11,162,303    $       3,487,506
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          40,959    $               -    $         120,385

EXPENSES:
      Mortality and expense risk and administrative fees                          66,522              206,183               55,224
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (25,563)            (206,183)              65,161
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (373,767)            (916,957)              98,548
      Capital gain distributions from mutual funds                                     -                    -               72,611
      Net unrealized appreciation (depreciation) of investments                 (534,990)          (4,335,475)            (305,720)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (908,757)          (5,252,432)            (134,561)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (934,320)   $      (5,458,615)   $         (69,400)
                                                                       =================    =================    =================

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                           UIF Value         VALIC Company I      VALIC Company I
                                                                           Portfolio          International        Mid Cap Index
                                                                        - Class I Shares      Equities Fund            Fund
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       9,736,256    $         810,244    $       5,419,845
      Due from (to) American General Life Insurance Company                           32               (1,068)                  54
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       9,736,288    $         809,176    $       5,419,899
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       9,736,288    $         809,176    $       5,419,899
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $         107,464    $           3,079    $          44,780

EXPENSES:
      Mortality and expense risk and administrative fees                         163,219               12,020               90,511
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (55,755)              (8,941)             (45,731)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (316,252)            (232,865)          (1,207,961)
      Capital gain distributions from mutual funds                                     -                    -              195,684
      Net unrealized appreciation (depreciation) of investments               (2,779,411)              19,820             (107,506)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (3,095,663)            (213,045)          (1,119,783)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $      (3,151,418)   $        (221,986)   $      (1,165,514)
                                                                       =================    =================    =================

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                        VALIC Company I       VALIC Company I     VALIC Company I
                                                                         Money Market I     Nasdaq-100 Index         Science &
                                                                             Fund                Fund             Technology Fund
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $      17,324,073    $         548,756    $         390,893
      Due from (to) American General Life Insurance Company                          581                 (668)                 618
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $      17,324,654    $         548,088    $         391,511
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $      17,324,654    $         548,088    $         391,511
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $         220,139    $               -    $               -

EXPENSES:
      Mortality and expense risk and administrative fees                         231,723                8,285                4,223
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (11,584)              (8,285)              (4,223)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                          -             (202,513)             (41,429)
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments                        -             (123,580)            (168,969)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       -             (326,093)            (210,398)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $         (11,584)   $        (334,378)   $        (214,621)
                                                                       =================    =================    =================

                                                                                     DIVISIONS
                                                                       --------------------------------------
                                                                        VALIC Company I      VALIC Company I
                                                                        Small Cap Index     Social Awareness
                                                                             Fund                 Fund
                                                                       --------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $         361,671    $           2,096
      Due from (to) American General Life Insurance Company                          237                  (52)
                                                                       -----------------    -----------------

          NET ASSETS                                                   $         361,908    $           2,044
                                                                       =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $         361,908    $           2,044
                                                                       =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $           3,492    $              62

EXPENSES:
      Mortality and expense risk and administrative fees                           4,788                   26
                                                                       -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            (1,296)                  36
                                                                       -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                    (73,721)                   -
      Capital gain distributions from mutual funds                                     -                    6
      Net unrealized appreciation (depreciation) of investments                   (7,516)                (710)
                                                                       -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (81,237)                (704)
                                                                       -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $         (82,533)   $            (668)
                                                                       =================    =================

     See accompanying notes

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                                                     Van Kampen
                                                                        VALIC Company I       Van Kampen           Corporate Bond
                                                                       Stock Index Fund      Comstock Fund              Fund
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       7,942,548    $       5,848,494    $         479,723
      Due from (to) American General Life Insurance Company                         (683)                 (84)                (256)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       7,941,865    $       5,848,410    $         479,467
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       7,941,865    $       5,848,410    $         479,467
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $         112,650    $         111,848    $          24,749

EXPENSES:
      Mortality and expense risk and administrative fees                         130,904               49,468                3,010
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (18,254)              62,380               21,739
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                 (1,201,811)            (233,535)                 (81)
      Capital gain distributions from mutual funds                               205,445               31,647                    -
      Net unrealized appreciation (depreciation) of investments               (1,740,694)          (1,479,255)              (9,740)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (2,737,060)          (1,681,143)              (9,821)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $      (2,755,314)   $      (1,618,763)   $          11,918
                                                                       =================    =================    =================

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                              Van Kampen LIT       Van Kampen LIT
                                                                        Van Kampen High      Asset Allocation     Domestic Income
                                                                       Income Corporate        Portfolio -           Portfolio -
                                                                           Bond Fund         Class I Shares        Class I Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       5,604,331    $               -    $               -
      Due from (to) American General Life Insurance Company                          115                    -                    -
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       5,604,446    $               -    $               -
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       5,604,446    $               -    $               -
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $         696,824    $          33,195    $         558,670

EXPENSES:
      Mortality and expense risk and administrative fees                          49,486                4,286               33,916
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           647,338               28,909              524,754
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (512,870)            (180,350)            (628,424)
      Capital gain distributions from mutual funds                                     -                2,237                    -
      Net unrealized appreciation (depreciation) of investments                 (823,149)             128,618               52,455
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (1,336,019)             (49,495)            (575,969)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (688,681)   $         (20,586)   $         (51,215)
                                                                       =================    =================    =================

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                        Van Kampen LIT       Van Kampen LIT       Van Kampen LIT
                                                                        Emerging Growth        Enterprise           Government
                                                                          Portfolio -          Portfolio -          Portfolio -
                                                                         Class I Shares      Class I Shares        Class I Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $      18,477,368    $      20,805,956    $      13,948,248
      Due from (to) American General Life Insurance Company                          709                 (528)                (734)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $      18,478,077    $      20,805,428    $      13,947,514
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $      18,478,077    $      20,805,428    $      13,947,514
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          97,525    $         133,519    $         262,071

EXPENSES:
      Mortality and expense risk and administrative fees                         353,848              360,118              152,603
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                          (256,323)            (226,599)             109,468
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (734,224)          (3,602,610)             214,153
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments               (9,845,851)          (6,211,403)             616,910
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (10,580,075)          (9,814,013)             831,063
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $     (10,836,398)   $     (10,040,612)   $         940,531
                                                                       =================    =================    =================

                                                                                     DIVISIONS
                                                                       --------------------------------------
                                                                         Van Kampen LIT      Van Kampen LIT
                                                                       Growth and Income      Money Market
                                                                          Portfolio -         Portfolio -
                                                                         Class I Shares      Class I Shares
                                                                       --------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $      45,517,552    $       8,135,588
      Due from (to) American General Life Insurance Company                        1,426                  292
                                                                       -----------------    -----------------

          NET ASSETS                                                   $      45,518,978    $       8,135,880
                                                                       =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $      45,518,978    $       8,135,880
                                                                       =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $         455,783    $         100,556

EXPENSES:
      Mortality and expense risk and administrative fees                         693,113              107,453
                                                                       -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                          (237,330)              (6,897)
                                                                       -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                    110,606                    -
      Capital gain distributions from mutual funds                                     -                    -
      Net unrealized appreciation (depreciation) of investments               (9,407,805)                   -
                                                                       -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (9,297,199)                   -
                                                                       -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $      (9,534,529)   $          (6,897)
                                                                       =================    =================

     See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                        ----------------------------------------------------------
                                                                           Van Kampen LIT
                                                                          Strategic Stock                           Washington
                                                                        Portfolio - Class I      Van Kampen         Mutual  VT -
                                                                               Shares           Reserve Fund    Balanced Portfolio
                                                                        ----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:

     Investment securities - at market                                  $                 -    $     485,206    $      257,190,280
     Due from (to) American General Life Insurance Company                                -             (214)                8,920
                                                                        -------------------    -------------    ------------------
          NET ASSETS                                                    $                 -    $     484,992    $      257,199,200
                                                                        ===================    =============    ==================
NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts        $                 -    $     484,992    $      257,199,200
                                                                        ===================    =============    ==================

STATEMENTS OF OPERATIONS
Year End December 31, 2002

INVESTMENT INCOME:
     Dividends from mutual funds                                        $           283,595    $       7,841    $        6,682,194

EXPENSES:
     Mortality and expense risk and administrative fees                              55,256            5,674             4,230,239
                                                                        -------------------    -------------    ------------------
          NET INVESTMENT INCOME (LOSS)                                              228,339            2,167             2,451,955
                                                                        -------------------    -------------    ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                        493,474                -            (3,989,136)
     Capital gain distributions from mutual funds                                         -                -                     -
     Net unrealized appreciation (depreciation) of investments                     (255,597)               -           (33,334,451)
                                                                        -------------------    -------------    ------------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    237,877                -           (37,323,587)
                                                                        -------------------    -------------    ------------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $           466,216    $       2,167    $      (34,871,632)
                                                                        ===================    =============    ==================

                                                                                                   DIVISIONS
                                                                        ------------------------------------------------------------
                                                                         Washington     Washington                      Washington
                                                                        Mutual  VT -    Mutual VT -      Washington      Mutual VT -
                                                                        Conservative   Conservative     Mutual VT -      Flexible
                                                                          Balanced        Growth          Equity          Income
                                                                          Portfolio      Portfolio      Income Fund     Portfolio
                                                                        ------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
     Investment securities - at market                                  $ 12,285,609   $ 191,787,655    $ 17,860,623   $ 66,052,306
     Due from (to) American General Life Insurance Company                        81           6,391            (157)         2,483
                                                                        ------------   -------------    ------------   -------------
          NET ASSETS                                                    $ 12,285,690   $ 191,794,046    $ 17,860,466   $ 66,054,789
                                                                        ============   =============    ============   =============
NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts        $ 12,285,690   $ 191,794,046    $ 17,860,466   $ 66,054,789
                                                                        ============   =============    ============   =============
STATEMENTS OF OPERATIONS
Year End December 31, 2002

INVESTMENT INCOME:
     Dividends from mutual funds                                        $     91,761   $   7,973,138    $    460,231   $    382,202

EXPENSES:
     Mortality and expense risk and administrative fees                      179,971       3,442,164         286,520        857,982
                                                                        ------------   -------------    ------------   -------------
          NET INVESTMENT INCOME (LOSS)                                       (88,210)      4,530,974         173,711       (475,780)
                                                                        ------------   -------------    ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) on investments                                (141,400)    (15,669,539)        417,829        289,846
     Capital gain distributions from mutual funds                             18,618         406,398        (119,301)             -
     Net unrealized appreciation (depreciation) of investments              (291,654)    (38,951,727)     (3,759,171)       836,077
                                                                        ------------   -------------    ------------   -------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (414,436)    (54,214,868)     (3,460,643)     1,125,923
                                                                        ------------   -------------    ------------   -------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   (502,646)  $ (49,683,894)   $ (3,286,932)  $    650,143
                                                                        ============   =============    ============   =============

                                                                                                DIVISIONS
                                                                        ------------------------------------------------------------
                                                                         Washington
                                                                         Mutual VT -                     Washington
                                                                           Growth &      Washington     Mutual VT -      Washington
                                                                         Income Fund     Mutual VT -     West Coast     Mutual VT -
                                                                           Portfolio     Growth Fund    Equity Fund     Income Fund
                                                                        ------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
     Investment securities - at market                                  $  50,957,165   $  50,761,662   $  17,985,142   $ 28,887,331
     Due from (to) American General Life Insurance Company                      1,888           1,869             144          1,203
                                                                        -------------   -------------   -------------   ------------
          NET ASSETS                                                    $  50,959,053   $  50,763,531   $  17,985,286   $ 28,888,534
                                                                        =============   =============   =============   ============
NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts        $  50,959,053   $  50,763,531   $  17,985,286   $ 28,888,534
                                                                        =============   =============   =============   ============
STATEMENTS OF OPERATIONS
Year End December 31, 2002

INVESTMENT INCOME:
     Dividends from mutual funds                                        $     505,484    $          -   $     143,060   $  1,319,878

EXPENSES:
     Mortality and expense risk and administrative fees                       953,946         968,213         337,247        409,858
                                                                        -------------   -------------   -------------   ------------
          NET INVESTMENT INCOME (LOSS)                                       (448,462)       (968,213)       (194,187)       910,020
                                                                        -------------   -------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) on investments                               (3,746,351)    (54,254,586)       (276,337)       290,330
     Capital gain distributions from mutual funds                                   -               -         342,999              -
     Net unrealized appreciation (depreciation) of investments            (14,330,095)     24,074,829      (6,682,646)     1,054,472
                                                                        -------------   -------------   -------------   ------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (18,076,446)    (30,179,757)     (6,615,984)     1,344,802
                                                                        -------------   -------------   -------------   ------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (18,524,908)  $ (31,147,970)  $  (6,810,171)  $  2,254,822
                                                                        =============   =============   =============   ============

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                          DIVISIONS
                                                                        -----------------------------------------------
                                                                          Washington       Washington      Washington
                                                                         Mutual VT -     Mutual  VT -     Mutual VT -
                                                                        International      Small Cap      Money Market
                                                                        Growth Fund       Stock Fund          Fund
                                                                        -----------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
     Investment securities - at market                                  $   8,190,099    $  10,247,117    $  29,589,308
     Due from (to) American General Life Insurance Company                       (295)             316            3,282
                                                                        -------------    -------------    -------------
          NET ASSETS                                                    $   8,189,804    $  10,247,433    $  29,592,590
                                                                        =============    =============    =============
NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts        $   8,189,804    $  10,247,433    $  29,592,590
                                                                        =============    =============    =============
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
     Dividends from mutual funds                                        $     124,243    $     497,483    $     432,643

EXPENSES:
     Mortality and expense risk and administrative fees                       147,492          216,565          437,384
                                                                        -------------    -------------    -------------
          NET INVESTMENT INCOME (LOSS)                                        (23,249)         280,918           (4,741)
                                                                        =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                               (1,598,842)      (6,641,058)               -
     Capital gain distributions from mutual funds                                   -          900,509                -
     Net unrealized appreciation (depreciation) of investments               (357,808)      (6,585,933)               -
                                                                        -------------    -------------    -------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (1,956,650)     (12,326,482)               -
                                                                        -------------    -------------    -------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $  (1,979,899)   $ (12,045,564)   $      (4,741)
                                                                        =============    =============    =============

     See accompanying notes.

                                                                                                  DIVISIONS
                                                                        ------------------------------------------------------------
                                                                                                                         Washington
                                                                                                         Washington     Mutual VT -
                                                                         Washington      Washington      Mutual VT -        U.S.
                                                                        Mutual  VT -    Mutual VT -      Strategic       Government
                                                                         Short Term       Mid Cap          Growth        Securities
                                                                        Income Fund      Stock Fund      Portfolio          Fund
                                                                        ------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
     Investment securities - at market                                  $ 13,084,995    $  6,053,119    $ 58,724,082    $ 50,807,493
     Due from (to) American General Life Insurance Company                      (234)         (1,157)          1,340           1,899
                                                                        ------------    ------------    ------------    ------------
          NET ASSETS                                                    $ 13,084,761    $  6,051,962    $ 58,725,422    $ 50,809,392
                                                                        ============    ============    ============    ============
NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts        $ 13,084,761    $  6,051,962    $ 58,725,422    $ 50,809,392
                                                                        ============    ============    ============    ============
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
     Dividends from mutual funds                                        $    514,521    $    139,975    $  2,999,713    $  1,410,620

EXPENSES:
     Mortality and expense risk and administrative fees                      183,503          90,967       1,068,541         601,899
                                                                        ------------    ------------    ------------    ------------
          NET INVESTMENT INCOME (LOSS)                                       331,018          49,008       1,931,172         808,721
                                                                        ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                 356,812          98,527      (6,762,803)        876,430
     Capital gain distributions from mutual funds                                  -          36,634         233,311               -
     Net unrealized appreciation (depreciation) of investments               (80,401)     (1,047,906)    (15,734,912)      1,268,894
                                                                        ------------    ------------    ------------    ------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             276,411        (912,745)    (22,264,404)      2,145,324
                                                                        ------------    ------------    ------------    ------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $    607,429    $   (863,737)   $(20,333,232)   $  2,954,045
                                                                        ============    ============    ============    ============

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                     DIVISIONS
                                                                                --------------------------------------------------
                                                                                  AIM V.I.          AIM V.I.
                                                                                International     Premier Equity       American
                                                                                Growth Fund -     Fund - Class I      Century VP
                                                                                Class I Shares        Shares          Value Fund
                                                                                --------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                  $      (21,927)   $     (100,195)   $       70,222
  Net realized gain (loss) on investments                                             (454,421)       (1,665,203)          (81,214)
  Capital gain distributions from mutual funds                                               -                 -             5,010
  Net unrealized appreciation (depreciation) of investments during the period            3,735        (2,246,178)         (364,091)
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                       (472,613)       (4,011,576)         (370,073)
                                                                                --------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                            47,223           362,992           371,571
  Transfers from (to) other Divisions or fixed rate option                             (86,295)         (490,738)          941,742
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                        (256,722)       (1,086,783)          (77,458)
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions           (295,794)       (1,214,529)        1,235,855
                                                                                --------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (768,407)       (5,226,105)          865,782

NET ASSETS:
  Beginning of period                                                                2,980,485        13,273,146         1,242,987
                                                                                --------------    --------------    --------------
  End of period                                                                 $    2,212,078    $    8,047,041    $    2,108,769
                                                                                ==============    ==============    ==============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                  $      (28,302)   $     (166,188)   $       (6,146)
  Net realized gain (loss) on investments                                             (314,473)         (962,403)            1,982
  Capital gain distributions from mutual funds                                          78,865           266,173                 -
  Net unrealized appreciation (depreciation) of investments during the period         (654,984)       (1,386,144)           94,951
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                       (918,894)       (2,248,562)           90,787
                                                                                --------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           247,323         1,698,464           534,807
  Transfers from (to) other Divisions or fixed rate option                             344,896        (1,430,634)          675,157
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                        (164,482)         (894,493)          (57,764)
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions            427,737          (626,663)        1,152,200
                                                                                --------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (491,157)       (2,875,225)        1,242,987

NET ASSETS:
  Beginning of period                                                                3,471,642        16,148,371                 -
                                                                                --------------    --------------    --------------
  End of period                                                                 $    2,980,485    $   13,273,146    $    1,242,987
                                                                                ==============    ==============    ==============

(1) Since inception in November 2002.

     See accompanying notes.

                                                                                                      DIVISIONS
                                                                              ------------------------------------------------------
                                                                                                                        The Dreyfus
                                                                                                           Dreyfus IP     Socially
                                                                                              Credit         Midcap      Responsible
                                                                                              Suisse         Stock      Growth Fund,
                                                                                             Small Cap    Portfolio -       Inc.
                                                                                Ayco Growth    Growth       Initial      - Initial
                                                                                   Fund      Portfolio      Shares          Shares
                                                                              ------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                $    (1,715)  $    (2,990)  $    (7,900)  $   (52,744)
  Net realized gain (loss) on investments                                         (27,707)      (25,077)      (30,081)     (941,756)
  Capital gain distributions from mutual funds                                          -             -             -             -
  Net unrealized appreciation (depreciation) of investments during the period     (42,186)      (64,892)     (104,479)     (605,718)
                                                                              -----------   -----------   -----------   ------------
    Increase (decrease) in net assets resulting from operations                   (71,608)      (92,959)     (142,460)   (1,600,218)
                                                                              -----------   -----------   -----------   ------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                        3,333        21,948        77,875        81,323
  Transfers from (to) other Divisions or fixed rate option                        130,404       118,262       343,269      (503,520)
  Mortality reserve transfers                                                           -             -             -             -
  Terminations and withdrawals                                                    (20,544)       (9,408)      (42,862)     (578,322)
                                                                              -----------   -----------   -----------   ------------
    Increase (decrease) in net assets resulting from principal transactions       113,193       130,802       378,282    (1,000,519)
                                                                              -----------   -----------   -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            41,585        37,843       235,822    (2,600,737)

NET ASSETS:
  Beginning of period                                                             143,203       209,948       479,031     5,820,870
                                                                              -----------   -----------   -----------   ------------
  End of period                                                               $   184,788   $   247,791   $   714,853   $ 3,220,133
                                                                              ===========   ===========   ===========   ============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                $      (601)  $    (2,438)  $    (2,584)  $   (82,039)
  Net realized gain (loss) on investments                                             (79)      (20,079)         (821)     (389,814)
  Capital gain distributions from mutual funds                                        444             -             -             -
  Net unrealized appreciation (depreciation) of investments during the period      (7,239)       21,819        11,798    (1,424,587)
                                                                              -----------   -----------   -----------   ------------
    Increase (decrease) in net assets resulting from operations                    (7,475)         (698)        8,393    (1,896,440)
                                                                              -----------   -----------   -----------   ------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                       80,243       123,523       344,917       498,277
  Transfers from (to) other Divisions or fixed rate option                         71,881        87,726       154,899      (147,904)
  Mortality reserve transfers                                                           -             -             -             -
  Terminations and withdrawals                                                     (1,446)         (603)      (29,178)     (407,214)
                                                                              -----------   -----------   -----------   ------------
    Increase (decrease) in net assets resulting from principal transactions       150,678       210,646       470,638       (56,841)
                                                                              -----------   -----------   -----------   ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                       143,203       209,948       479,031    (1,953,281)

NET ASSETS:
  Beginning of period                                                                   -             -             -     7,774,151
                                                                              -----------   -----------   -----------   ------------
  End of period                                                               $   143,203   $   209,948   $   479,031   $ 5,820,870
                                                                              ===========   ===========   ===========   ============

                                                                                                      DIVISIONS
                                                                               ---------------------------------------------------
                                                                               Dreyfus VIF                Evergreen     Evergreen
                                                                                 Quality    Dreyfus VIF   Offit VA      Offit VA
                                                                                 Bond           Cap       Emerging     Government
                                                                               Portfolio -   Portfolio   Markets Bond  Securities
                                                                                 Initial      Initial    Fund - Class     Fund -
                                                                                 Shares       Shares        1 (1)      Class 1 (1)
                                                                               ---------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                                 $   307,710  $   (68,278)  $     42,000  $      (562)
  Net realized gain (loss) on investments                                           47,147   (1,466,399)        17,993            -
  Capital gain distributions from mutual funds                                           -            -              -            -
  Net unrealized appreciation (depreciation) of investments during the period      157,968      257,329        157,261        6,650
                                                                               -----------  -----------   ------------  -----------
    Increase (decrease) in net assets resulting from operations                    512,825   (1,277,348)       217,254        6,088
                                                                               -----------  -----------   ------------  -----------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                       277,545      195,024              -            -
  Transfers from (to) other Divisions or fixed rate option                       1,253,320      225,937      5,280,914      527,037
  Mortality reserve transfers                                                            -            -              -            -
  Terminations and withdrawals                                                    (564,281)    (455,265)      (628,370)         (68)
                                                                               -----------  -----------   ------------  -----------
    Increase (decrease) in net assets resulting from principal transactions        966,584      (34,304)     4,652,544      526,969
                                                                               -----------  -----------   ------------  -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,479,409   (1,311,652)     4,869,798      533,057

NET ASSETS:
  Beginning of period                                                            7,217,770    5,745,943              -            -
                                                                               -----------  -----------   ------------  -----------
  End of period                                                                $ 8,697,179  $ 4,434,291   $  4,869,798  $   533,057
                                                                               ===========  ===========   ============  ===========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                 $   281,894  $   (45,829) $           - $          -
  Net realized gain (loss) on investments                                           16,069     (298,451)             -            -
  Capital gain distributions from mutual funds                                      49,550      374,637              -            -
  Net unrealized appreciation (depreciation) of investments during the period      (85,799)    (393,146)             -            -
                                                                               -----------  -----------   ------------  -----------
    Increase (decrease) in net assets resulting from operations                    261,714     (362,789)             -            -
                                                                               -----------  -----------   ------------  -----------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                     1,245,780      879,317              -            -
  Transfers from (to) other Divisions or fixed rate option                       1,773,334      778,396              -            -
  Mortality reserve transfers                                                            -            -              -            -
  Terminations and withdrawals                                                    (302,680)    (228,401)             -            -
                                                                               -----------  -----------   ------------  -----------
    Increase (decrease) in net assets resulting from principal transactions      2,716,434    1,429,312              -            -
                                                                               -----------  -----------   ------------  -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                      2,978,148    1,066,523              -            -

NET ASSETS:
  Beginning of period                                                            4,239,622    4,679,420              -            -
                                                                               -----------  -----------   ------------  -----------
  End of period                                                                $ 7,217,770  $ 5,745,943  $           - $          -
                                                                               ===========  ===========   ============  ===========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                   DIVISIONS
                                                                               ---------------------------------------------------
                                                                                                                    Fidelity VIP
                                                                                                                        Asset
                                                                                Evergreen VA       Evergreen VA        Manager
                                                                                 High Income        Strategic        Portfolio -
                                                                                Fund - Class       Income Fund          Service
                                                                                   1 (1)          - Class 1 (1)         Class 2
                                                                               ---------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                 $       193,706    $          298    $        9,585
  Net realized gain (loss) on investments                                                5,616                 -           (36,505)
  Capital gain distributions from mutual funds                                               -                 -                 -
  Net unrealized appreciation (depreciation) of investments during the period          (79,952)             (160)          (74,627)
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                        119,370               138          (101,547)
                                                                               ---------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                                 -                 -           158,444
  Transfers from (to) other Divisions or fixed rate option                           7,886,061             7,586           493,339
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                        (522,613)              (99)          (59,155)
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions          7,363,448             7,487           592,628
                                                                               ---------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                          7,482,818             7,625           491,081

NET ASSETS:
  Beginning of period                                                                        -                 -           457,488
                                                                               ---------------    --------------    --------------
  End of period                                                                $     7,482,818    $        7,625    $      948,569
                                                                               ===============    ==============    ==============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                 $             -    $            -    $       (1,962)
  Net realized gain (loss) on investments                                                    -                 -              (228)
  Capital gain distributions from mutual funds                                               -                 -                 -
  Net unrealized appreciation (depreciation) of investments during the period                -                 -            10,075
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                              -                 -             7,885
                                                                               ---------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                                 -                 -           248,498
  Transfers from (to) other Divisions or fixed rate option                                   -                 -           204,332
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                               -                 -            (3,227)
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions                  -                 -           449,603
                                                                               ---------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  -                 -           457,488

NET ASSETS:
  Beginning of period                                                                        -                 -                 -
                                                                               ---------------    --------------    --------------
  End of period                                                                $             -    $            -    $      457,488
                                                                               ===============    ==============    ==============

(1) Since inception in November 2002.

     See accompanying notes.

                                                                                                DIVISIONS
                                                                             ------------------------------------------------------
                                                                                                                         Fidelity
                                                                             Fidelity VIP   Fidelity VIP   Fidelity VIP   VIP Asset
                                                                              Contrafund    quity-Income      Growth       Manager
                                                                              Portfolio -   Portfolio -    portfolio -    Portfolio
                                                                               Service        Service        Service      - Service
                                                                               Class 2        Class 2        Class 2       Class 2
                                                                             ------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                               $    (15,544)  $     10,164   $    (40,912)  $   2,870
  Net realized gain (loss) on investments                                         (60,294)      (119,606)      (692,527)    (14,788)
  Capital gain distributions from mutual funds                                          -         67,878              -           -
  Net unrealized appreciation (depreciation) of investments during the period    (191,077)      (629,440)      (557,124)     (2,009)
                                                                             ------------   ------------   ------------   ---------
    Increase (decrease) in net assets resulting from operations                  (266,915)      (671,004)    (1,290,563)    (13,927)
                                                                             ------------   ------------   ------------   ---------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                      346,029        545,974        325,763         660
  Transfers from (to) other Divisions or fixed rate option                        758,372        587,383      1,136,680           -
  Mortality reserve transfers                                                           -              -              -           -
  Terminations and withdrawals                                                   (123,961)      (210,368)    (1,802,587)   (100,772)
                                                                             ------------   ------------   ------------   ---------
    Increase (decrease) in net assets resulting from principal transactions       980,440        922,989       (340,144)   (100,112)
                                                                             ------------   ------------   ------------   ---------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                       713,525        251,985     (1,630,707)   (114,039)

NET ASSETS:
  Beginning of period                                                           1,388,925      2,951,386      3,815,207     235,892
                                                                             ------------   ------------   ------------   ---------
  End of period                                                              $  2,102,450   $  3,203,371   $  2,184,500   $ 121,853
                                                                             ============   ============   ============   =========
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:

  Net investment income (loss)                                               $     (7,524)  $    (20,186)  $    (20,112)  $   8,581
  Net realized gain (loss) on investments                                         (12,866)      (146,978)      (194,992)    (11,364)
  Capital gain distributions from mutual funds                                      1,550         15,439          8,848       4,706
  Net unrealized appreciation (depreciation) of investments during the period       5,310        (32,489)      (140,609)    (19,464)
                                                                             ------------   ------------   ------------   ---------
    Increase (decrease) in net assets resulting from operations                   (13,530)      (184,214)      (346,865)    (17,541)
                                                                             ------------   ------------   ------------   ---------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                      802,065      1,658,576      1,019,849           -
  Transfers from (to) other Divisions or fixed rate option                        595,319      1,615,502      3,238,230     100,000
  Mortality reserve transfers                                                           -              -              -           -
  Terminations and withdrawals                                                    (20,263)      (155,663)      (124,348)   (160,229)
                                                                             ------------   ------------   ------------   ---------
    Increase (decrease) in net assets resulting from principal transactions     1,377,121      3,118,415      4,133,731     (60,229)
                                                                             ------------   ------------   ------------   ---------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,363,591      2,934,201      3,786,866     (77,770)

NET ASSETS:
  Beginning of period                                                              25,334         17,185         28,341     313,662
                                                                             ------------   ------------   ------------   ---------
  End of period                                                              $  1,388,925   $  2,951,386   $  3,815,207   $ 235,892
                                                                             ============   ============   ============   =========

                                                                                                      DIVISIONS
                                                                               -----------------------------------------------------
                                                                                                            Franklin
                                                                                                           Templeton -    Franklin
                                                                                                            Templeton   Templeton -
                                                                                                              Global     Templeton
                                                                                Fidelity      Fidelity        Asset       Foreign
                                                                                  VIP           VIP        Allocation   Securities
                                                                                Overseas      Index 500      Fund -       Fund  -
                                                                                Portfolio     Portfolio      Class 2      Class 2
                                                                               -----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS
  Net investment income (loss)                                                 $      (502)  $      (375)  $     8,072  $     4,974
  Net realized gain (loss) on investments                                           (6,199)        9,366      (107,932)    (490,769)
  Capital gain distributions from mutual funds                                           -             -             -            -
  Net unrealized appreciation (depreciation) of investments during the period      (13,078)      (30,477)      (10,946)     134,600
                                                                               -----------   -----------   -----------  -----------
    Increase (decrease) in net assets resulting from operations                    (19,779)      (21,486)     (110,806)    (351,195)
                                                                               -----------   -----------   -----------  -----------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           864         1,180        26,876       35,919
  Transfers from (to) other Divisions or fixed rate option                          (7,242)            -       (46,578)     (88,966)
  Mortality reserve transfers                                                            -             -             -            -
  Terminations and withdrawals                                                      (6,288)     (101,697)     (282,932)    (202,386)
                                                                               -----------   -----------   -----------  -----------
    Increase (decrease) in net assets resulting from principal transactions        (12,666)     (100,517)     (302,634)    (255,433)
                                                                               -----------   -----------   -----------  -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (32,445)     (122,003)     (413,440)    (606,628)

NET ASSETS:
  Beginning of period                                                               98,831       185,958     2,063,320    1,754,283
                                                                               -----------   -----------   -----------  -----------
  End of period                                                                $    66,386   $    63,955   $ 1,649,880  $ 1,147,655
                                                                               ===========   ===========   ===========  ===========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                 $     8,338   $      (375)  $       290  $    28,116
  Net realized gain (loss) on investments                                           (3,895)        7,883       (53,225)    (122,569)
  Capital gain distributions from mutual funds                                       7,711             -       200,220      419,215
  Net unrealized appreciation (depreciation) of investments during the period      (45,452)      (20,225)     (399,508)    (696,343)
                                                                               -----------   -----------   -----------  -----------
    Increase (decrease) in net assets resulting from operations                    (33,298)      (12,717)     (252,223)    (371,581)
                                                                               -----------   -----------   -----------  -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           816             -       312,209      205,520
  Transfers from (to) other Divisions or fixed rate option                               -       100,000       390,084     (323,775)
  Mortality reserve transfers                                                            -             -             -            -
  Terminations and withdrawals                                                     (22,546)      (19,865)     (167,080)     (99,126)
                                                                               -----------   -----------   -----------  -----------
    Increase (decrease) in net assets resulting from principal transactions        (21,730)       80,135       535,213     (217,381)
                                                                               -----------   -----------   -----------  -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (55,028)       67,418       282,990     (588,962)

NET ASSETS:
  Beginning of period                                                              153,859       118,540     1,780,330    2,343,245
                                                                               -----------   -----------   -----------  -----------
  End of period                                                                $    98,831   $   185,958   $ 2,063,320  $ 1,754,283
                                                                               ===========   ===========   ===========  ===========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                   DIVISIONS
                                                                                -----------------------------------------------
                                                                                                  Janus Aspen     Janus Aspen
                                                                                                    Series          Series
                                                                                                   Aggressive     International
                                                                                   JPMorgan          Growth          Growth
                                                                                    Small         Portfolio -      Portfolio -
                                                                                   Company          Service          Service
                                                                                  Portfolio         Shares           Shares
                                                                                -----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                  $      (1,294)   $      (9,490)   $      (2,209)
  Net realized gain (loss) on investments                                                (894)        (106,603)         (45,658)
  Capital gain distributions from mutual funds                                              -                -                -
  Net unrealized appreciation (depreciation) of investments during the period         (46,084)        (158,560)         (40,952)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations                       (48,272)        (274,653)         (88,819)
                                                                                -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           28,469          108,892           36,166
  Transfers from (to) other Divisions or fixed rate option                            116,627          113,715           17,682
  Mortality reserve transfers                                                               -                -                -
  Terminations and withdrawals                                                         (2,784)         (74,820)         (25,935)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from principal transactions           142,312          147,787           27,913
                                                                                -------------    -------------    -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                            94,040         (126,866)         (60,906)

NET ASSETS:
  Beginning of period                                                                 100,345          815,825          304,428
                                                                                -------------    -------------    -------------
  End of period                                                                 $     194,385    $     688,959    $     243,522
                                                                                =============    =============    =============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                  $         170    $      (8,787)   $      (1,637)
  Net realized gain (loss) on investments                                              (1,009)         (74,484)         (11,442)
  Capital gain distributions from mutual funds                                              -                -                -
  Net unrealized appreciation (depreciation) of investments during the period           3,921         (126,829)         (31,788)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations                         3,082         (210,100)         (44,867)
                                                                                -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           46,429          628,754          212,721
  Transfers from (to) other Divisions or fixed rate option                             55,107          379,993          142,204
  Mortality reserve transfers                                                               -                -                -
  Terminations and withdrawals                                                         (4,273)         (25,375)          (5,630)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from principal transactions            97,263          983,372          349,295
                                                                                -------------    -------------    -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                           100,345          773,272          304,428

NET ASSETS:
  Beginning of period                                                                       -           42,553                -
                                                                                -------------    -------------    -------------
  End of period                                                                 $     100,345    $     815,825    $     304,428
                                                                                =============    =============    =============

     See accompanying notes.

                                                                                                     DIVISIONS
                                                                              -----------------------------------------------------
                                                                              Janus Aspen
                                                                                Series
                                                                               Worldwide
                                                                                Growth                    Mercury HW
                                                                              Portfolio -      LEVCO      Large Cap     Mercury Low
                                                                                Service        Equity     Value VIP    Duration VIP
                                                                                Shares      Value Fund    Portfolio     Portfolio
                                                                              -----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                $    (6,498)  $      (713) $          -  $          -
  Net realized gain (loss) on investments                                         (49,010)      (37,558)            -             -
  Capital gain distributions from mutual funds                                          -             -             -             -
  Net unrealized appreciation (depreciation) of investments during the period    (243,709)      (42,884)            -             -
                                                                              -----------   -----------  ------------  ------------
    Increase (decrease) in net assets resulting from operations                  (299,217)      (81,155)            -             -
                                                                              -----------   -----------  ------------  ------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                       72,092             -             -             -
  Transfers from (to) other Divisions or fixed rate option                        172,091        49,985             -             -
  Mortality reserve transfers                                                           -             -             -             -
  Terminations and withdrawals                                                    (81,968)      (91,111)            -             -
                                                                              -----------   -----------  ------------  ------------
    Increase (decrease) in net assets resulting from principal transactions       162,215       (41,126)            -             -
                                                                              -----------   -----------  ------------  ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (137,002)     (122,281)            -             -

NET ASSETS:
  Beginning of period                                                             980,680       269,612             -             -
                                                                              -----------   -----------  ------------  ------------
  End of period                                                               $   843,678   $   147,331  $          -  $          -
                                                                              ===========   ===========  ============  ============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                $    (5,273)  $     1,140   $     3,210   $       585
  Net realized gain (loss) on investments                                         (24,637)      (27,178)        4,833           548
  Capital gain distributions from mutual funds                                          -        10,511        (3,366)            -
  Net unrealized appreciation (depreciation) of investments during the period     (54,815)       16,371        (4,294)         (102)
                                                                              -----------   -----------  ------------  ------------
    Increase (decrease) in net assets resulting from operations                   (84,725)          844           383         1,031
                                                                              -----------   -----------  ------------  ------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                      569,496             -             -             -
  Transfers from (to) other Divisions or fixed rate option                        493,638        79,846       (75,481)      (41,883)
  Mortality reserve transfers                                                           -             -             -             -
  Terminations and withdrawals                                                    (17,023)      (43,306)      (29,173)      (14,942)
                                                                              -----------   -----------  ------------  ------------
    Increase (decrease) in net assets resulting from principal transactions     1,046,111        36,540      (104,654)      (56,825)
                                                                              -----------   -----------  ------------  ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                       961,386        37,384      (104,271)      (55,794)

NET ASSETS:
  Beginning of period                                                              19,294       232,228       104,271        55,794
                                                                              -----------   -----------  ------------  ------------
  End of period                                                               $   980,680   $   269,612  $          -  $          -
                                                                              ===========   ===========  ============  ============

                                                                                                      DIVISIONS
                                                                              -----------------------------------------------------
                                                                              MFS Capital   MFS Emerging
                                                                              Opportuni -      Growth        MFS New    MFS Research
                                                                              ties Series      Series       Discovery     Series
                                                                              -----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                $   (20,717)  $    (88,528)  $  (10,923)  $   (10,327)
  Net realized gain (loss) on investments                                        (181,605)    (3,038,802)     (53,684)     (108,688)
  Capital gain distributions from mutual funds                                          -              -            -             -
  Net unrealized appreciation (depreciation) of investments during the period    (425,214)       (37,980)    (258,190)     (209,142)
                                                                              -----------   ------------   ----------   -----------
  Increase (decrease) in net assets resulting from operations                    (627,536)    (3,165,310)    (322,797)     (328,157)
                                                                              -----------   ------------   ----------   -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                      290,006        251,150       94,345       224,810
  Transfers from (to) other Divisions or fixed rate option                        266,543       (778,068)     219,312       139,248
  Mortality reserve transfers                                                           -              -            -             -
  Terminations and withdrawals                                                   (162,403)      (866,214)     (57,524)     (116,040)
                                                                              -----------   ------------   ----------   -----------
    Increase (decrease) in net assets resulting from principal  transactions      394,146     (1,393,132)     256,133       248,018
                                                                              -----------   ------------   ----------   -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (233,390)    (4,558,442)     (66,664)      (80,139)

NET ASSETS:
  Beginning of period                                                           1,691,569      9,719,891      765,804     1,008,257
                                                                              -----------   ------------   ----------   -----------
  End of period                                                               $ 1,458,179   $  5,161,449   $  699,140   $   928,118
                                                                              ===========   ============   ==========   ===========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                $   (11,867)  $    (82,910)  $   (4,656)  $    (5,295)
  Net realized gain (loss) on investments                                         (20,974)    (1,353,811)     (13,883)      (27,125)
  Capital gain distributions from mutual funds                                     35,509        668,645        5,986        22,927
  Net unrealized appreciation (depreciation) of investments during the period    (131,028)    (4,203,800)      44,568       (55,230)
                                                                              -----------   ------------   ----------   -----------
    Increase (decrease) in net assets resulting from operations                  (128,360)    (4,971,876)      32,015       (64,723)
                                                                              -----------   ------------   ----------   -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                    1,049,705      1,242,976      431,408       749,113
  Transfers from (to) other Divisions or fixed rate option                        769,681        573,673      302,177       326,625
  Mortality reserve transfers                                                           -              -            -             -
  Terminations and withdrawals                                                    (19,793)      (721,192)     (19,619)      (22,901)
                                                                              -----------   ------------   ----------   -----------
    Increase (decrease) in net assets resulting from principal transactions     1,799,593      1,095,457      713,966     1,052,837
                                                                              -----------   ------------   ----------   -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,671,233     (3,876,419)     745,981       988,114

NET ASSETS:
  Beginning of period                                                              20,336     13,596,310       19,823        20,143
                                                                              -----------   ------------   ----------   -----------
  End of period                                                               $ 1,691,569   $  9,719,891   $  765,804   $ 1,008,257
                                                                              ===========   ============   ==========   ===========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                     --------------------------------------------------------------
                                                                                               Neuberger              Neuberger
                                                                      Navellier Growth        Berman AMT             Berman AMT
                                                                         Portfolio         Balanced Portfolio    Partners Portfolio
                                                                     --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $           (6,197)   $               26    $             (349)
   Net realized gain (loss) on investments                                   (1,065,378)                    -                (5,964)
   Capital gain distributions from mutual funds                                       -                     -                     -
   Net unrealized appreciation (depreciation) of
    investments during the period                                               530,626                (1,994)               (5,777)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (540,949)               (1,968)              (12,090)
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                         -                   500                   698
   Transfers from (to) other Divisions or fixed rate option                    (141,365)                    -                (8,144)
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (201,955)                  (13)               (4,523)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            (343,320)                  487               (11,969)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (884,269)               (1,481)              (24,059)

NET ASSETS:
   Beginning of period                                                        3,057,401                10,261                54,572
                                                                     --------------------------------------------------------------
   End of period                                                     $        2,173,132    $            8,780    $           30,513
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $           19,872    $            1,518    $           (1,340)
   Net realized gain (loss) on investments                                   (1,698,801)              (56,801)              (15,348)
   Capital gain distributions from mutual funds                                       -                50,267                 4,808
   Net unrealized appreciation (depreciation) of
    investments during the period                                               119,891                (9,717)                4,441
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations           (1,559,038)              (14,733)               (7,439)
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   501,276                     -                   792
   Transfers from (to) other Divisions or fixed rate option                    (760,309)                    -                     -
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (358,322)             (138,996)              (74,886)
                                                                     --------------------------------------------------------------

       Increase (decrease) in net assets resulting
        from principal transactions                                            (617,355)             (138,996)              (74,094)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                               (2,176,393)             (153,729)              (81,533)

NET ASSETS:
   Beginning of period                                                        5,233,794               163,990               136,105
                                                                     --------------------------------------------------------------
   End of period                                                     $        3,057,401    $           10,261    $           54,572
                                                                     ==============================================================

                                                                                              DIVISIONS
                                                                     -----------------------------------------------------------
                                                                         Neuberger
                                                                      Berman AMT Mid-        OFFIT VIF
                                                                         Cap Growth       Emerging Markets      OFFIT VIF High
                                                                         Portfolio           Bond Fund            Yield Fund
                                                                     -----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $          (3,506)   $         470,210    $         997,391
   Net realized gain (loss) on investments                                     (64,324)          (1,175,905)          (5,589,705)
   Capital gain distributions from mutual funds                                      -                    -
   Net unrealized appreciation (depreciation) of
    investments during the period                                              (72,988)             173,677            4,510,953
                                                                     -----------------------------------------------------------
       Increase (decrease) in net assets resulting from operations            (140,818)            (532,018)             (81,361)
                                                                     -----------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   77,739                    -               21,008
   Transfers from (to) other Divisions or fixed rate option                    162,532           (5,320,477)          (7,867,923)
   Mortality reserve transfers                                                       -                    -                    -
   Terminations and withdrawals                                                (37,329)          (1,031,054)         (15,183,818)
                                                                     -----------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            202,942           (6,351,531)         (23,030,733)
                                                                     -----------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                  62,124           (6,883,549)         (23,112,094)

NET ASSETS:
   Beginning of period                                                         331,919            6,883,549           23,112,094
                                                                     -----------------------------------------------------------
   End of period                                                     $         394,043    $               -    $               -
                                                                     ===========================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $          (2,959)   $         692,265    $       1,892,366
   Net realized gain (loss) on investments                                      (1,199)              12,933             (253,763)
   Capital gain distributions from mutual funds                                      -                    -                    -
   Net unrealized appreciation (depreciation) of
    investments during the period                                              (19,401)            (518,748)             (35,273)
                                                                     -----------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (23,559)             186,450            1,603,330
                                                                     -----------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                  179,227                    -               80,274
   Transfers from (to) other Divisions or fixed rate option                    180,836              (52,884)            (445,477)
   Mortality reserve transfers                                                       -                    -                    -
   Terminations and withdrawals                                                 (4,585)              (2,055)                (717)
                                                                     -----------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            355,478              (54,939)            (365,920)
                                                                     -----------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                 331,919              131,511            1,237,410

NET ASSETS:
   Beginning of period                                                               -            6,752,038           21,874,684
                                                                     -----------------------------------------------------------
   End of period                                                     $         331,919    $       6,883,549    $      23,112,094
                                                                     ===========================================================

                                                                                               DIVISIONS
                                                                     --------------------------------------------------------------
                                                                                                                     PIMCO Real
                                                                                             OFFIT VIF U.S.       Return Portfolio
                                                                       OFFIT VIF Total         Government          Administrative
                                                                         Return Fund        Securities Fund             Class
                                                                     --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $              830    $           25,693    $          133,068
   Net realized gain (loss) on investments                                         (632)            1,097,352                43,545
   Capital gain distributions from mutual funds                                       -                 1,629                 2,841
   Net unrealized appreciation (depreciation) of
    investments during the period                                                   307              (928,151)              435,361
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations                  505               196,523               614,815
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                         -               100,000               597,100
   Transfers from (to) other Divisions or fixed rate option                      (7,562)               19,257             1,881,059
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                    (990)          (12,135,601)             (490,769)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                              (8,552)          (12,016,344)            1,987,390
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (8,047)          (11,819,821)            2,602,205

NET ASSETS:
   Beginning of period                                                            8,047            11,819,821             2,599,237
                                                                     --------------------------------------------------------------
   End of period                                                     $                -    $                -    $        5,201,442
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $              210    $          421,959    $           71,218
   Net realized gain (loss) on investments                                          164               148,052                24,184
   Capital gain distributions from mutual funds                                       -                 9,532                30,347
   Net unrealized appreciation (depreciation) of
       investments during the period                                                502               103,620               (59,393)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations                  876               683,163                66,356
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                         -                     -               853,823
   Transfers from (to) other Divisions or fixed rate option                     (43,045)             (150,027)            1,757,535
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                    (713)             (334,582)              (78,477)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
         from principal transactions                                            (43,758)             (484,609)            2,532,881
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (42,882)              198,554             2,599,237

NET ASSETS:
   Beginning of period                                                           50,929            11,621,267                     -
                                                                     --------------------------------------------------------------
   End of period                                                     $            8,047    $       11,819,821    $        2,599,237
                                                                     ==============================================================

                                                                                     DIVISIONS
                                                                     ----------------------------------------
                                                                        PIMCO Short-          PIMCO Total
                                                                       Term Portfolio       Return Portfolio
                                                                       Administrative        Administrative
                                                                           Class                 Class
                                                                     ----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $           21,783    $          164,618
   Net realized gain (loss) on investments                                          317                17,429
   Capital gain distributions from mutual funds                                   1,016                11,702
   Net unrealized appreciation (depreciation) of
    investments during the period                                                 5,245               122,955
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting from operations               28,361               316,704
                                                                     ----------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   214,628               647,642
   Transfers from (to) other Divisions or fixed rate option                   1,073,684             1,467,519
   Mortality reserve transfers                                                        -                     -
   Terminations and withdrawals                                                 (48,125)             (300,532)
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                           1,240,187             1,814,629
                                                                     ----------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                1,268,548             2,131,333

NET ASSETS:
   Beginning of period                                                          629,240             2,772,551
                                                                     ----------------------------------------
   End of period                                                     $        1,897,788    $        4,903,884
                                                                     ========================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $            7,343    $           33,061
   Net realized gain (loss) on investments                                          113                 7,285
   Capital gain distributions from mutual funds                                   1,903                49,405
   Net unrealized appreciation (depreciation) of
       investments during the period                                              1,199               (42,675)
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting from operations               10,558                47,076
                                                                     ----------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   252,217             1,583,074
   Transfers from (to) other Divisions or fixed rate option                     376,244             1,174,744
   Mortality reserve transfers                                                        -                     -
   Terminations and withdrawals                                                  (9,779)              (75,012)
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                             618,682             2,682,806
                                                                     ----------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                  629,240             2,729,882

NET ASSETS:
   Beginning of period                                                                -                42,669
                                                                     ----------------------------------------
   End of period                                                     $          629,240    $        2,772,551
                                                                     ========================================

     See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                     --------------------------------------------------------------
                                                                                               Putnam VT
                                                                         Putnam VT           International
                                                                         Growth and            Growth and
                                                                       Income Fund -         Income Fund -       Royce Small Cap
                                                                         Class IB               Class IB            Portfolio
                                                                     --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $           14,546    $           (3,248)   $           (2,915)
   Net realized gain (loss) on investments                                     (212,986)              (24,306)              (28,799)
   Capital gain distributions from mutual funds                                       -                     -                 2,562
   Net unrealized appreciation (depreciation) of
    investments during the period                                              (430,599)              (39,669)              (47,571)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (629,039)              (67,223)              (76,723)
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   417,051                29,386               114,822
   Transfers from (to) other Divisions or fixed rate option                     623,237               169,041              (137,747)
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                 (94,002)              (13,773)                    -
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                             946,286               184,654               (22,925)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                  317,247               117,431               (99,648)

NET ASSETS:
   Beginning of period                                                        1,894,898               276,529               584,808
                                                                     --------------------------------------------------------------
   End of period                                                     $        2,212,145    $          393,960    $          485,160
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $           (2,031)   $            2,763    $           (1,450)
   Net realized gain (loss) on investments                                       (8,020)               (4,670)                 (223)
   Capital gain distributions from mutual funds                                       -                     -                65,678
   Net unrealized appreciation (depreciation) of
    investments during the period                                               (30,243)              (18,510)              (38,960)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations              (40,294)              (20,417)               25,045
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                 1,130,029               150,569                 9,660
   Transfers from (to) other Divisions or fixed rate option                     817,424               156,941               318,887
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                 (12,261)              (10,564)              (37,337)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                           1,935,192               296,946               291,210
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                1,894,898               276,529               316,255

NET ASSETS:
   Beginning of period                                                                -                     -               268,553
                                                                     --------------------------------------------------------------
   End of period                                                     $        1,894,898    $          276,529    $          584,808
                                                                     ==============================================================

                                                                                                DIVISIONS
                                                                     --------------------------------------------------------------
                                                                                              SAFECO RST-
                                                                                                Growth            UIF Asian Equity
                                                                         SAFECO RST-         Opportunities           Portfolio -
                                                                      Equity Portfolio         Portfolio           Class I Shares
                                                                     --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $           (8,758)   $          (44,093)   $                -
   Net realized gain (loss) on investments                                     (225,025)             (364,186)                    -
   Capital gain distributions from mutual funds                                       -                13,725                     -
   Net unrealized appreciation (depreciation) of
     investments during the period                                             (635,640)           (1,339,493)                    -
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (869,423)           (1,734,047)                    -
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    28,826               144,439                     -
   Transfers from (to) other Divisions or fixed rate option                     (58,248)               15,477                     -
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (304,762)             (453,817)                    -
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            (334,184)             (293,901)                    -
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                               (1,203,607)           (2,027,948)                    -

NET ASSETS:
   Beginning of period                                                        3,335,254             4,516,189                     -
                                                                     --------------------------------------------------------------
   End of period                                                     $        2,131,647    $        2,488,241    $                -
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $          (18,569)   $          (52,948)   $           (9,396)
   Net realized gain (loss) on investments                                      (98,858)              (64,907)             (631,111)
   Capital gain distributions from mutual funds                                       -                98,497                     -
   Net unrealized appreciation (depreciation) of
    investments during the period                                              (258,105)              663,516               580,170
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (375,532)              644,158               (60,337)
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   256,300               384,365                   400
   Transfers from (to) other Divisions or fixed rate option                     401,169               104,155              (710,909)
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (206,044)             (376,808)               (4,337)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                             451,425               111,712              (714,846)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                   75,893               755,870              (775,183)

NET ASSETS:
   Beginning of period                                                        3,259,361             3,760,319               775,183
                                                                     --------------------------------------------------------------
   End of period                                                     $        3,335,254    $        4,516,189    $                -
                                                                     ==============================================================

                                                                                              DIVISIONS
                                                                     --------------------------------------------------------------
                                                                        UIF Emerging                                UIF Core Plus
                                                                       Markets Equity      UIF Equity Growth        Fixed Income
                                                                         Portfolio -           Portfolio -           Portfolio-
                                                                       Class I Shares        Class I Shares        Class I Shares
                                                                     --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $          (28,739)   $         (179,819)   $          103,608
   Net realized gain (loss) on investments                                     (103,409)           (1,349,114)               36,125
   Capital gain distributions from mutual funds                                       -                     -                22,264
   Net unrealized appreciation (depreciation) of
     investments during the period                                              (50,509)           (3,680,794)               73,773
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (182,657)           (5,209,727)              235,770
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    36,255                68,994                 9,130
   Transfers from (to) other Divisions or fixed rate option                    (398,882)             (805,988)              415,111
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (191,478)           (2,463,946)             (651,768)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            (554,105)           (3,200,940)             (227,527)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (736,762)           (8,410,667)                8,243

NET ASSETS:
   Beginning of period                                                        2,270,330            19,218,964             3,995,227
                                                                     --------------------------------------------------------------
   End of period                                                     $        1,533,568    $       10,808,297    $        4,003,470
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $          (20,599)   $         (308,399)   $          105,960
   Net realized gain (loss) on investments                                     (198,330)             (483,538)               21,709
   Capital gain distributions from mutual funds                                       1                28,052                61,738
   Net unrealized appreciation (depreciation) of
    investments during the period                                               (34,508)           (3,853,775)               93,882
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (253,436)           (4,617,660)              283,289
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   191,225               841,974                71,260
   Transfers from (to) other Divisions or fixed rate option                    (372,853)             (467,386)              647,189
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (143,388)           (4,352,221)             (535,581)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            (325,016)           (3,977,633)              182,868
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (578,452)           (8,595,293)              466,157

NET ASSETS:
   Beginning of period                                                        2,848,782            27,814,257             3,529,070
                                                                     --------------------------------------------------------------
   End of period                                                     $        2,270,330    $       19,218,964    $        3,995,227
                                                                     ==============================================================

                                                                                   DIVISIONS
                                                                     ----------------------------------------
                                                                      UIF Global Value       UIF High Yield
                                                                     Equity Portfolio-         Portfolio-
                                                                       Class I Shares        Class I Shares
                                                                     ----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $          (17,877)   $          510,917
   Net realized gain (loss) on investments                                     (177,781)           (1,238,201)
   Capital gain distributions from mutual funds                                  65,103                     -
   Net unrealized appreciation (depreciation) of
     investments during the period                                           (1,191,048)               30,502
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting from operations           (1,321,603)             (696,782)
                                                                     ----------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    51,196                22,468
   Transfers from (to) other Divisions or fixed rate option                    (242,514)             (381,612)
   Mortality reserve transfers                                                        -                     -
   Terminations and withdrawals                                                (874,595)             (902,356)
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                          (1,065,913)           (1,261,500)
                                                                     ----------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                               (2,387,516)           (1,958,282)

NET ASSETS:
   Beginning of period                                                        8,105,084             8,185,251
                                                                     ----------------------------------------
   End of period                                                     $        5,717,568    $        6,226,969
                                                                     ========================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $          (33,470)   $          803,040
   Net realized gain (loss) on investments                                      (93,077)             (489,021)
   Capital gain distributions from mutual funds                                       -                     -
   Net unrealized appreciation (depreciation) of
    investments during the period                                              (663,700)             (825,959)
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting from operations             (790,247)             (511,940)
                                                                     ----------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    53,902               101,924
   Transfers from (to) other Divisions or fixed rate option                     429,997                51,335
   Mortality reserve transfers                                                        -                     -
   Terminations and withdrawals                                                (866,947)             (837,817)
                                                                     ----------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            (383,048)             (684,558)
                                                                     ----------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                               (1,173,295)           (1,196,498)

NET ASSETS:
   Beginning of period                                                        9,278,379             9,381,749
                                                                     ----------------------------------------
   End of period                                                     $        8,105,084    $        8,185,251
                                                                     ========================================

     See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                   DIVISIONS
                                                            --------------------------------------------------------
                                                             UIF International    UIF Mid Cap       UIF U.S. Real
                                                            Magnum Portfolio-   Value Portfolio-   Estate Portfolio-
                                                             Class I Shares      Class I Shares     Class I Shares
                                                            --------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                               $          (25,563) $       (206,183)  $          65,161
 Net realized gain (loss) on investments                              (373,767)         (916,957)             98,548
 Capital gain distributions from mutual funds                                -                 -              72,611
 Net unrealized appreciation (depreciation) of
  investments during the period                                       (534,990)       (4,335,475)           (305,720)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                   (934,320)       (5,458,615)            (69,400)
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                              2,153            15,999              19,040
 Transfers from (to) other Divisions or fixed rate option             (640,641)       (1,155,414)            (63,903)
 Mortality reserve transfers                                                 -                 -                   -
 Terminations and withdrawals                                         (608,926)       (2,084,670)           (445,059)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                          (1,247,414)       (3,224,085)           (489,922)
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,181,734)       (8,682,700)           (559,322)

NET ASSETS:
 Beginning of period                                                 5,831,171        19,845,003           4,046,828
                                                            --------------------------------------------------------
 End of period                                              $        3,649,437  $     11,162,303   $       3,487,506
                                                            ========================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                               $          (65,684) $       (294,558)  $          93,841
 Net realized gain (loss) on investments                              (147,287)         (154,858)             36,952
 Capital gain distributions from mutual funds                                -            24,159              33,898
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (1,442,632)         (646,851)            146,300
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    operations                                                      (1,655,603)       (1,072,108)            310,991
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                             87,520           226,266             103,094
 Transfers from (to) other Divisions or fixed rate option             (454,712)          (35,612)           (283,256)
 Mortality reserve transfers                                                 -                 -                   -
 Terminations and withdrawals                                         (509,004)       (1,589,444)           (271,388)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (876,196)       (1,398,790)           (451,550)
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,531,799)       (2,470,898)           (140,559)

NET ASSETS:
 Beginning of period                                                 8,362,970        22,315,901           4,187,387
                                                            --------------------------------------------------------
 End of period                                              $        5,831,171  $     19,845,003   $       4,046,828
                                                            ========================================================

See accompanying notes.

                                                                                   DIVISIONS
                                                           -------------------------------------------------------
                                                                UIF Value        VALIC Company I   VALIC Company I
                                                           Portfolio - Class I    International     Mid Cap Index
                                                                  Shares          Equities Fund         Fund
                                                           -------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                              $           (55,755)  $        (8,941)  $       (45,731)
 Net realized gain (loss) on investments                              (316,252)         (232,865)       (1,207,961)
 Capital gain distributions from mutual funds                                -                 -           195,684
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (2,779,411)           19,820          (107,506)
                                                           -------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                 (3,151,418)         (221,986)       (1,165,514)
                                                           -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                             15,478            45,488           213,845
 Transfers from (to) other Divisions or fixed rate option              222,358           (51,523)         (945,291)
 Mortality reserve transfers                                                 -                 -                 -
 Terminations and withdrawals                                       (1,180,861)         (130,809)         (698,876)
                                                           -------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (943,025)         (136,844)       (1,430,322)
                                                           -------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (4,094,443)         (358,830)       (2,595,836)

NET ASSETS:
 Beginning of period                                                13,830,731         1,168,006         8,015,735
                                                           -------------------------------------------------------
 End of period                                             $         9,736,288   $       809,176   $     5,419,899
                                                           =======================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                              $           (71,620)  $        12,660   $       (86,862)
 Net realized gain (loss) on investments                               185,993           (96,817)         (336,614)
 Capital gain distributions from mutual funds                          591,393           149,139           813,868
 Net unrealized appreciation (depreciation) of
  investments during the period                                       (619,963)         (378,501)         (583,876)
                                                           -------------------------------------------------------
   Increase (decrease) in net assets resulting
   from operations                                                      85,803          (313,519)         (193,484)
                                                           -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                            195,253           244,166         1,598,444
 Transfers from (to) other Divisions or fixed rate option              805,470            90,307           822,986
 Mortality reserve transfers                                                 -                 -                 -
 Terminations and withdrawals                                       (1,569,592)         (109,014)         (414,893)
                                                           -------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (568,869)          225,459         2,006,537
                                                           -------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                            (483,066)          (88,060)        1,813,053

NET ASSETS:
 Beginning of period                                                14,313,797         1,256,066         6,202,682
                                                           -------------------------------------------------------
 End of period                                             $        13,830,731   $     1,168,006   $     8,015,735
                                                           =======================================================

                                                                                DIVISIONS
                                                           ----------------------------------------------------
                                                           VALIC Company I   VALIC Company I    VALIC Company I
                                                            Money Market I   Nasdaq-100 Index       Science &
                                                                Fund              Fund          Technology Fund
                                                           ----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                              $       (11,584)  $         (8,285)  $        (4,223)
 Net realized gain (loss) on investments                                 -           (202,513)          (41,429)
 Capital gain distributions from mutual funds                            -                  -                 -
 Net unrealized appreciation (depreciation) of
  investments during the period                                          -           (123,580)         (168,969)
                                                           ----------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                (11,584)          (334,378)         (214,621)
                                                           ----------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                        617,458             66,355            40,104
 Transfers from (to) other Divisions or fixed rate option          650,182            104,973           146,438
 Mortality reserve transfers                                             -                  -                 -
 Terminations and withdrawals                                   (3,823,914)           (47,961)          (45,452)
                                                           ----------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                      (2,556,274)           123,367           141,090
                                                           ----------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                      (2,567,858)          (211,011)          (73,531)

NET ASSETS:
 Beginning of period                                            19,892,512            759,099           465,042
                                                           ----------------------------------------------------
 End of period                                             $    17,324,654   $        548,088   $       391,511
                                                           ====================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                              $       300,503   $         (7,358)  $        (4,940)
 Net realized gain (loss) on investments                                 -            (28,475)          (51,318)
 Capital gain distributions from mutual funds                            -                  -            27,822
 Net unrealized appreciation (depreciation) of
  investments during the period                                          -           (114,127)          (93,562)
                                                           ----------------------------------------------------
   Increase (decrease) in net assets resulting
   from operations                                                 300,503           (149,960)         (121,998)
                                                           ----------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                     12,526,004            629,361           398,436
 Transfers from (to) other Divisions or fixed rate option        4,015,147            246,518           186,423
 Mortality reserve transfers                                             -                  -                 -
 Terminations and withdrawals                                   (1,033,118)            (5,505)          (15,398)
                                                           ----------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                      15,508,033            870,374           569,461
                                                           ----------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                      15,808,536            720,414           447,463

NET ASSETS:
 Beginning of period                                             4,083,976             38,685            17,579
                                                           ----------------------------------------------------
 End of period                                             $    19,892,512   $        759,099   $       465,042
                                                           ====================================================

                                                                       DIVISIONS
                                                           -----------------------------------
                                                           VALIC Company I     VALIC Company I
                                                           Small Cap Index    Social Awareness
                                                                Fund                 Fund
                                                           -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                              $        (1,296)   $             36
 Net realized gain (loss) on investments                           (73,721)                  -
 Capital gain distributions from mutual funds                            -                   6
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (7,516)               (710)
                                                           -----------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                (82,533)               (668)
                                                           -----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          7,364                   -
 Transfers from (to) other Divisions or fixed rate option          179,598                  (1)
 Mortality reserve transfers                                             -                   -
 Terminations and withdrawals                                      (35,354)                 (2)
                                                           -----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                         151,608                  (3)
                                                           -----------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          69,075                (671)

NET ASSETS:
 Beginning of period                                               292,833               2,715
                                                           -----------------------------------
 End of period                                             $       361,908    $          2,044
                                                           ===================================


STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                              $          (376)   $           (132)
 Net realized gain (loss) on investments                               124                 555
 Capital gain distributions from mutual funds                       35,975                  80
 Net unrealized appreciation (depreciation) of
  investments during the period                                    (26,710)             (7,777)
                                                           -----------------------------------
   Increase (decrease) in net assets resulting
   from operations                                                   9,013              (7,274)
                                                           -----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                        159,905                   -
 Transfers from (to) other Divisions or fixed rate option          172,862                   -
 Mortality reserve transfers                                             -                   -
 Terminations and withdrawals                                      (48,947)            (25,019)
                                                           -----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                         283,820             (25,019)
                                                           -----------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         292,833             (32,293)

NET ASSETS:
 Beginning of period                                                     -              35,008
                                                           -----------------------------------
 End of period                                             $       292,833    $          2,715
                                                           ===================================

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                 DIVISIONS
                                                            --------------------------------------------------------
                                                                                                       Van Kampen
                                                            VALIC Company I        Van Kampen         Corporate Bond
                                                            Stock Index Fund     Comstock Fund            Fund
                                                            --------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                               $        (18,254)    $        62,380     $        21,739
 Net realized gain (loss) on investments                          (1,201,811)           (233,535)                (81)
 Capital gain distributions from mutual funds                        205,445              31,647                   -
 Net unrealized appreciation (depreciation) of
  investments during the period                                   (1,740,694)         (1,479,255)             (9,740)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                               (2,755,314)         (1,618,763)             11,918
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          641,862                   -                   -
 Transfers from (to) other Divisions or fixed rate option           (382,644)            686,404              69,313
 Mortality reserve transfers                                               -               7,525                   -
 Terminations and withdrawals                                     (1,287,456)            (72,630)                  -
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                        (1,028,238)            621,299              69,313
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        (3,783,552)           (997,464)             81,231

NET ASSETS:
 Beginning of period                                              11,725,417           6,845,874             398,236
                                                            --------------------------------------------------------
 End of period                                              $      7,941,865     $     5,848,410     $       479,467
                                                            ========================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                               $        (43,291)    $        43,739     $        21,334
 Net realized gain (loss) on investments                            (192,683)            265,056                  (3)
 Capital gain distributions from mutual funds                        457,618             432,895                   -
 Net unrealized appreciation (depreciation) of
  investments during the period                                   (1,954,654)           (900,186)             10,197
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                               (1,733,010)           (158,496)             31,528
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                        1,265,919                   -                   -
 Transfers from (to) other Divisions or fixed rate option          1,209,702          (1,125,926)              6,736
 Mortality reserve transfers                                               -                   -                   -
 Terminations and withdrawals                                       (912,770)           (240,644)                  -
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                         1,562,851          (1,366,570)              6,736
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (170,159)         (1,525,066)             38,264

NET ASSETS:
 Beginning of period                                              11,895,576           8,370,940             359,972
                                                            --------------------------------------------------------
 End of period                                              $     11,725,417     $     6,845,874     $       398,236
                                                            ========================================================

See accompanying notes.

                                                                                   DIVISIONS
                                                             -----------------------------------------------------
                                                                                 Van Kampen LIT    Van Kampen LIT
                                                             Van Kampen High    Asset Allocation   Domestic Income
                                                             Income Corporate      Portfolio -       Portfolio -
                                                                 Bond Fund      Class I Shares     Class I Shares
                                                             -----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                $        647,338   $         28,909   $       524,754
 Net realized gain (loss) on investments                             (512,870)          (180,350)         (628,424)
 Capital gain distributions from mutual funds                               -              2,237                 -
 Net unrealized appreciation (depreciation) of
  investments during the period                                      (823,149)           128,618            52,455
                                                             -----------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                  (688,681)           (20,586)          (51,215)
                                                             -----------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                             1,784                500            17,152
 Transfers from (to) other Divisions or fixed rate option             (55,917)          (754,680)       (7,695,885)
 Mortality reserve transfers                                           10,692                  -                 -
 Terminations and withdrawals                                        (512,600)           (90,460)         (288,448)
                                                             -----------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                           (556,041)          (844,640)       (7,967,181)
                                                             -----------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         (1,244,722)          (865,226)       (8,018,396)

NET ASSETS:
 Beginning of period                                                6,849,168            865,226         8,018,396
                                                             -----------------------------------------------------
 End of period                                               $      5,604,446   $              -   $             -
                                                             =====================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                $        870,593   $         24,760   $       456,378
 Net realized gain (loss) on investments                             (552,510)           (17,380)         (146,373)
 Capital gain distributions from mutual funds                               -              7,419                 -
 Net unrealized appreciation (depreciation) of
  investments during the period                                      (550,656)           (45,607)          364,567
                                                             -----------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                  (232,573)           (30,808)          674,572
                                                             -----------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                             1,784                  -           256,725
 Transfers from (to) other Divisions or fixed rate option             (22,070)                 -           330,655
 Mortality reserve transfers                                           11,591                  -             2,352
 Terminations and withdrawals                                      (1,016,673)          (161,667)       (1,146,894)
                                                             -----------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                         (1,025,368)          (161,667)         (557,162)
                                                             -----------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         (1,257,941)          (192,475)          117,410

NET ASSETS:
 Beginning of period                                                8,107,109          1,057,701         7,900,986
                                                             -----------------------------------------------------
 End of period                                               $      6,849,168   $        865,226   $     8,018,396
                                                             =====================================================

                                                                                 DIVISIONS
                                                             -------------------------------------------------
                                                             Van Kampen LIT    Van Kampen LIT   Van Kampen LIT
                                                             Emerging Growth    Enterprise       Government
                                                               Portfolio -      Portfolio -      Portfolio -
                                                             Class I Shares    Class I Shares   Class I Shares
                                                             -------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                $      (256,323)  $     (226,599)  $      109,468
 Net realized gain (loss) on investments                            (734,224)      (3,602,610)         214,153
 Capital gain distributions from mutual funds                              -                -                -
 Net unrealized appreciation (depreciation) of
  investments during the period                                   (9,845,851)      (6,211,403)         616,910
                                                             -------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                              (10,836,398)     (10,040,612)         940,531
                                                             -------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                           27,443           39,249           13,140
 Transfers from (to) other Divisions or fixed rate option         (2,735,473)        (825,394)       8,486,125
 Mortality reserve transfers                                               -            7,558                -
 Terminations and withdrawals                                     (3,104,291)      (3,412,728)      (1,738,760)
                                                             -------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                        (5,812,321)      (4,191,315)       6,760,505
                                                             -------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                       (16,648,719)     (14,231,927)       7,701,036

NET ASSETS:
 Beginning of period                                              35,126,796       35,037,355        6,246,478
                                                             -------------------------------------------------
 End of period                                               $    18,478,077   $   20,805,428   $   13,947,514
                                                             =================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                $      (553,066)  $     (413,843)  $      329,040
 Net realized gain (loss) on investments                           3,124,423       (1,252,831)         167,932
 Capital gain distributions from mutual funds                              -        2,961,152                -
 Net unrealized appreciation (depreciation) of
  investments during the period                                  (21,885,633)     (12,300,033)         (55,637)
                                                             -------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                              (19,314,276)     (11,005,555)         441,335
                                                             -------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                        1,088,456          455,072          189,727
 Transfers from (to) other Divisions or fixed rate option         (3,206,978)      (1,452,667)        (673,424)
 Mortality reserve transfers                                               -          (78,997)               -
 Terminations and withdrawals                                     (4,540,340)      (3,606,044)      (1,227,794)
                                                             -------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                        (6,658,862)      (4,682,636)      (1,711,491)
                                                             -------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                       (25,973,138)     (15,688,191)      (1,270,156)

NET ASSETS:
 Beginning of period                                              61,099,934       50,725,546        7,516,634
                                                             -------------------------------------------------
 End of period                                               $    35,126,796   $   35,037,355   $    6,246,478
                                                             =================================================

                                                                         DIVISIONS
                                                             ----------------------------------
                                                              Van Kampen LIT     Van Kampen LIT
                                                                Growth and        Money Market
                                                             Income Portfolio      Portfolio -
                                                              - Class I Shares   Class I Shares
                                                             ----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                $        (237,330)  $       (6,897)
 Net realized gain (loss) on investments                               110,606                -
 Capital gain distributions from mutual funds                                -                -
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (9,407,805)               -
                                                             ----------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                 (9,534,529)          (6,897)
                                                             ----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                            146,757           28,208
 Transfers from (to) other Divisions or fixed rate option           12,131,743        2,153,476
 Mortality reserve transfers                                                 -           12,015
 Terminations and withdrawals                                       (5,603,008)      (3,247,670)
                                                             ----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                           6,675,492       (1,053,971)
                                                             ----------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,859,037)      (1,060,868)

NET ASSETS:
 Beginning of period                                                48,378,015        9,196,748
                                                             ----------------------------------
 End of period                                               $      45,518,978   $    8,135,880
                                                             ==================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                $        (658,627)  $      192,640
 Net realized gain (loss) on investments                             1,063,679                -
 Capital gain distributions from mutual funds                          326,785                -
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (4,648,369)               -
                                                             ----------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                 (3,916,532)         192,640
                                                             ----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          2,089,579           77,232
 Transfers from (to) other Divisions or fixed rate option            1,394,575        3,400,239
 Mortality reserve transfers                                                 -            7,849
 Terminations and withdrawals                                       (4,148,732)      (2,252,457)
                                                             ----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (664,578)       1,232,863
                                                             ----------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (4,581,110)       1,425,503

NET ASSETS:
 Beginning of period                                                52,959,125        7,771,245
                                                             ----------------------------------
 End of period                                               $      48,378,015   $    9,196,748
                                                             ==================================

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                    DIVISIONS
                                                             -------------------------------------------------------
                                                             Van Kampen LIT                             Washington
                                                             Strategic Stock                            Mutual VT -
                                                               Portfolio -         Van Kampen            Balanced
                                                             Class I Shares       Reserve Fund          Portfolio
                                                             -------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                $       228,339    $          2,167    $      2,451,955
 Net realized gain (loss) on investments                             493,474                   -          (3,989,136)
 Capital gain distributions from mutual funds                              -                   -                   -
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (255,597)                  -         (33,334,451)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                  466,216               2,167         (34,871,632)
                                                             -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          117,379                   -           1,379,691
 Transfers from (to) other Divisions or fixed rate option        (12,019,444)           (949,427)         (5,299,444)
 Mortality reserve transfers                                               -                   -                   -
 Terminations and withdrawals                                       (406,499)            (69,258)        (48,773,229)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                       (12,308,564)         (1,018,685)        (52,692,982)
                                                             -------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                       (11,842,348)         (1,016,518)        (87,564,614)

NET ASSETS:
 Beginning of period                                              11,842,348           1,501,510         344,763,814
                                                             -------------------------------------------------------
 End of period                                               $             -    $        484,992    $    257,199,200
                                                             =======================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                $        75,876    $         26,981    $      1,062,127
 Net realized gain (loss) on investments                              65,251                   -           1,989,967
 Capital gain distributions from mutual funds                              -                   -           8,517,436
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (200,700)                  -         (16,430,427)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                  (59,573)             26,981          (4,860,897)
                                                             -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          271,435                  49          16,710,561
 Transfers from (to) other Divisions or fixed rate option           (891,755)            936,668          77,200,494
 Mortality reserve transfers                                               -                   -                   -
 Terminations and withdrawals                                     (1,254,385)            (62,797)        (49,685,741)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                        (1,874,705)            873,920          44,225,314
                                                             -------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        (1,934,278)            900,901          39,364,417

NET ASSETS:
 Beginning of period                                              13,776,626             600,609         305,399,397
                                                             -------------------------------------------------------
 End of period                                               $    11,842,348    $      1,501,510    $    344,763,814
                                                             =======================================================

See accompanying notes.

                                                                                        DIVISIONS
                                                              --------------------------------------------------------------
                                                                 Washington            Washington             Washington
                                                                 Mutual VT -           Mutual VT -            Mutual VT -
                                                                 Conservative          Conservative         Equity Income
                                                              Balanced Portfolio     Growth Portfolio            Fund
                                                              --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                 $          (88,210)   $        4,530,974    $          173,711
 Net realized gain (loss) on investments                                (141,400)          (15,669,539)              417,829
 Capital gain distributions from mutual funds                             18,618               406,398              (119,301)
 Net unrealized appreciation (depreciation) of
  investments during the period                                         (291,654)          (38,951,727)           (3,759,171)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                     (502,646)          (49,683,894)           (3,286,932)
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                               13,301               762,941                64,852
 Transfers from (to) other Divisions or fixed rate option              1,537,717           (24,370,603)            3,339,315
 Mortality reserve transfers                                                   -                     -                     -
 Terminations and withdrawals                                         (2,062,898)          (38,545,390)           (3,595,496)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                              (511,880)          (62,153,052)             (191,329)
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                            (1,014,526)         (111,836,946)           (3,478,261)

NET ASSETS:
 Beginning of period                                                  13,300,216           303,630,992            21,338,727
                                                              --------------------------------------------------------------
 End of period                                                $       12,285,690    $      191,794,046    $       17,860,466
                                                              ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                 $          (34,862)   $        7,663,137    $          (96,859)
 Net realized gain (loss) on investments                                 (67,875)            2,217,333               311,117
 Capital gain distributions from mutual funds                                  -             8,455,649               112,852
 Net unrealized appreciation (depreciation) of
  investments during the period                                          295,025           (34,863,732)              766,754
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                      192,288           (16,527,613)            1,093,864
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                              368,391            13,681,645             1,321,302
 Transfers from (to) other Divisions or fixed rate option              5,575,510            62,633,960             5,278,897
 Mortality reserve transfers                                                   -                     -                     -
 Terminations and withdrawals                                         (1,577,588)          (49,733,431)           (2,429,257)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                             4,366,313            26,582,174             4,170,942
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                             4,558,601            10,054,561             5,264,806

NET ASSETS:
 Beginning of period                                                   8,741,615           293,576,431            16,073,921
                                                              --------------------------------------------------------------
 End of period                                                $       13,300,216    $      303,630,992    $       21,338,727
                                                              ==============================================================

                                                                                      DIVISIONS
                                                              --------------------------------------------------------------
                                                                 Washington             Washington
                                                                 Mutual VT -            Mutual VT -          Washington
                                                               Flexible Income        Growth & Income        Mutual VT -
                                                                   Portfolio               Fund              Growth Fund
                                                              --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                 $         (475,780)   $         (448,462)   $         (968,213)
 Net realized gain (loss) on investments                                 289,846            (3,746,351)          (54,254,586)
 Capital gain distributions from mutual funds                                  -                     -                     -
 Net unrealized appreciation (depreciation) of
  investments during the period                                          836,077           (14,330,095)           24,074,829
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                      650,143           (18,524,908)          (31,147,970)
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                              226,532               146,758               189,291
 Transfers from (to) other Divisions or fixed rate option             17,446,226            (5,741,234)          (10,410,943)
 Mortality reserve transfers                                                   -                     -                     -
 Terminations and withdrawals                                         (8,463,674)          (14,797,312)          (15,749,479)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                             9,209,084           (20,391,788)          (25,971,131)
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                             9,859,227           (38,916,696)          (57,119,101)

NET ASSETS:
 Beginning of period                                                  56,195,562            89,875,749           107,882,632
                                                              --------------------------------------------------------------
 End of period                                                $       66,054,789    $       50,959,053    $       50,763,531
                                                              ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                 $         (143,380)   $       (1,048,139)   $        1,054,274
 Net realized gain (loss) on investments                                 132,551             1,018,090            (8,585,170)
 Capital gain distributions from mutual funds                            370,420             2,075,440            22,778,564
 Net unrealized appreciation (depreciation) of
  investments during the period                                        1,201,685            (6,839,429)          (73,046,442)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                    1,561,276            (4,794,038)          (57,798,774)
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                            1,681,756             1,354,219             2,101,247
 Transfers from (to) other Divisions or fixed rate option             20,071,667             4,023,289           (15,638,664)
 Mortality reserve transfers                                                   -                     -                     -
 Terminations and withdrawals                                         (7,179,513)          (18,851,727)          (31,322,997)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            14,573,910           (13,474,219)          (44,860,414)
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                            16,135,186           (18,268,257)         (102,659,188)

NET ASSETS:
 Beginning of period                                                  40,060,376           108,144,006           210,541,820
                                                              --------------------------------------------------------------
 End of period                                                $       56,195,562    $       89,875,749    $      107,882,632
                                                              ==============================================================

                                                                            DIVISIONS
                                                              ----------------------------------------
                                                                 Washington
                                                                  Mutual VT -           Washington
                                                               West Coast Equity        Mutual VT -
                                                                     Fund              Income Fund
                                                              ----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                 $         (194,187)   $          910,020
 Net realized gain (loss) on investments                                (276,337)              290,330
 Capital gain distributions from mutual funds                            342,999                     -
 Net unrealized appreciation (depreciation) of
  investments during the period                                       (6,682,646)            1,054,472
                                                              ----------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                   (6,810,171)            2,254,822
                                                              ----------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                               67,579                27,894
 Transfers from (to) other Divisions or fixed rate option               (270,925)            3,832,978
 Mortality reserve transfers                                                   -                     -
 Terminations and withdrawals                                         (3,719,933)           (7,460,629)
                                                              ----------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (3,923,279)           (3,599,757)
                                                              ----------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                           (10,733,450)           (1,344,935)

NET ASSETS:
 Beginning of period                                                  28,718,736            30,233,469
                                                              ----------------------------------------
 End of period                                                $       17,985,286    $       28,888,534
                                                              ========================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                 $         (238,577)   $           99,830
 Net realized gain (loss) on investments                                 698,387               241,644
 Capital gain distributions from mutual funds                            555,187                     -
 Net unrealized appreciation (depreciation) of
  investments during the period                                          160,450             1,694,884
                                                              ----------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                    1,175,447             2,036,358
                                                              ----------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                              754,506               506,403
 Transfers from (to) other Divisions or fixed rate option              5,212,614             2,940,091
 Mortality reserve transfers                                                   -                     -
 Terminations and withdrawals                                         (3,021,378)           (8,941,862)
                                                              ----------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                             2,945,742            (5,495,368)
                                                              ----------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                             4,121,189            (3,459,010)

NET ASSETS:
 Beginning of period                                                  24,597,547            33,692,479
                                                              ----------------------------------------
 End of period                                                $       28,718,736    $       30,233,469
                                                              ========================================

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                      DIVISIONS
                                                              --------------------------------------------------------------
                                                                 Washington                                  Washington
                                                                  Mutual VT -          Washington             Mutual VT -
                                                                International       Mutual VT - Small       Money Market
                                                                 Growth Fund          Cap Stock Fund            Fund
                                                              --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                 $          (23,249)   $          280,918    $           (4,741)
 Net realized gain (loss) on investments                              (1,598,842)           (6,641,058)                    -
 Capital gain distributions from mutual funds                                  -               900,509                     -
 Net unrealized appreciation (depreciation) of
  investments during the period                                         (357,808)           (6,585,933)                    -
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                   (1,979,899)          (12,045,564)               (4,741)
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                               13,102                34,845                29,015
 Transfers from (to) other Divisions or fixed rate option               (871,341)           (1,481,733)           16,233,898
 Mortality reserve transfers                                                 (27)                    -                     -
 Terminations and withdrawals                                         (2,716,245)           (3,986,769)          (14,805,214)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (3,574,511)           (5,433,657)            1,457,699
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                            (5,554,410)          (17,479,221)            1,452,958

NET ASSETS:
 Beginning of period                                                  13,744,214            27,726,654            28,139,632
                                                              --------------------------------------------------------------
 End of period                                                $        8,189,804    $       10,247,433    $       29,592,590
                                                              ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                 $         (113,389)   $         (329,867)   $          379,015
 Net realized gain (loss) on investments                              (1,769,695)           (3,784,060)                    -
 Capital gain distributions from mutual funds                          1,498,913             6,900,766                     -
 Net unrealized appreciation (depreciation) of
  investments during the period                                       (3,781,359)           (8,802,707)                    -
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                   (4,165,530)           (6,015,868)              379,015
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                               81,117               219,997               850,841
 Transfers from (to) other Divisions or fixed rate option             (1,391,077)           (2,227,737)           24,762,366
 Mortality reserve transfers                                                   -                     -                    (6)
 Terminations and withdrawals                                         (4,991,088)           (8,191,552)          (16,113,687)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (6,301,048)          (10,199,292)            9,499,514
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                           (10,466,578)          (16,215,160)            9,878,529

NET ASSETS:
 Beginning of period                                                  24,210,792            43,941,814            18,261,103
                                                              --------------------------------------------------------------
 End of period                                                $       13,744,214    $       27,726,654    $       28,139,632
                                                              ==============================================================

See accompanying notes.

                                                                            DIVISIONS
                                                              -----------------------------------
                                                                 Washington
                                                              Mutual VT - Short     Washington
                                                                Term Income       Mutual VT - Mid
                                                                     Fund         Cap Stock Fund
                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                 $        331,018    $        49,008
 Net realized gain (loss) on investments                               356,812             98,527
 Capital gain distributions from mutual funds                                -             36,634
 Net unrealized appreciation (depreciation) of
  investments during the period                                        (80,401)        (1,047,906)
                                                              -----------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                    607,429           (863,737)
                                                              -----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                            160,107             19,755
 Transfers from (to) other Divisions or fixed rate option            2,312,312          1,362,702
 Mortality reserve transfers                                            (7,003)                 -
 Terminations and withdrawals                                       (3,620,982)          (856,797)
                                                              -----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                          (1,155,566)           525,660
                                                              -----------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                            (548,137)          (338,077)

NET ASSETS:
 Beginning of period                                                13,632,898          6,390,039
                                                              -----------------------------------
 End of period                                                $     13,084,761    $     6,051,962
                                                              ===================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                 $         23,480    $       (53,742)
 Net realized gain (loss) on investments                               167,090             74,379
 Capital gain distributions from mutual funds                                -                  -
 Net unrealized appreciation (depreciation) of
  investments during the period                                        792,645            450,466
                                                              -----------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                    983,215            471,103
                                                              -----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                             83,609            390,687
 Transfers from (to) other Divisions or fixed rate option              636,817          3,426,058
 Mortality reserve transfers                                              (121)                 -
 Terminations and withdrawals                                       (4,990,033)          (339,957)
                                                              -----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                          (4,269,728)         3,476,788
                                                              -----------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                      (3,286,513)         3,947,891

NET ASSETS:
 Beginning of period                                                16,919,411          2,442,148
                                                              -----------------------------------
 End of period                                                $     13,632,898    $     6,390,039
                                                              ===================================

                                                                            DIVISIONS
                                                              -----------------------------------
                                                                Washington          Washington
                                                                 Mutual VT -        Mutual VT -
                                                              Strategic Growth    U.S. Government
                                                                Portfolio         Securities Fund
                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                 $      1,931,172    $       808,721
 Net realized gain (loss) on investments                            (6,762,803)           876,430
 Capital gain distributions from mutual funds                          233,311                  -
 Net unrealized appreciation (depreciation) of
  investments during the period                                    (15,734,912)         1,268,894
                                                              -----------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                (20,333,232)         2,954,045
                                                              -----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                            229,800            401,963
 Transfers from (to) other Divisions or fixed rate option           (7,771,743)        18,902,887
 Mortality reserve transfers                                                 -                  -
 Terminations and withdrawals                                       (8,966,566)       (10,136,741)
                                                              -----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                         (16,508,509)         9,168,109
                                                              -----------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         (36,841,741)        12,122,154

NET ASSETS:
 Beginning of period                                                95,567,163         38,687,238
                                                              -----------------------------------
 End of period                                                $     58,725,422    $    50,809,392
                                                              ===================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                 $      2,011,828    $       (17,867)
 Net realized gain (loss) on investments                             1,658,486            135,171
 Capital gain distributions from mutual funds                        2,744,425                  -
 Net unrealized appreciation (depreciation) of
  investments during the period                                    (14,788,353)         1,802,534
                                                              -----------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                 (8,373,614)         1,919,838
                                                              -----------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          3,388,306            731,899
 Transfers from (to) other Divisions or fixed rate option           12,416,311         12,151,363
 Mortality reserve transfers                                                 -                  -
 Terminations and withdrawals                                      (10,305,149)        (7,798,850)
                                                              -----------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                           5,499,468          5,084,412
                                                              -----------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,874,146)         7,004,250

NET ASSETS:
 Beginning of period                                                98,441,309         31,682,988
                                                              -----------------------------------
 End of period                                                $     95,567,163    $    38,687,238
                                                              ===================================

NOTES TO FINANCIAL STATEMENTS
SEPARATE ACCOUNT D

NOTE A - ORGANIZATION

        The Separate Account was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is divided into eighty-five "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2002, the Funds available to contract owners through the various Divisions were as follows:

AIM Variable Insurance Funds - Class I Shares ("V.I."):
        AIM V.I. International Growth Fund/(1)/
        AIM V.I. Premier Equity Fund/(2)/

American Century Variable Portfolios, Inc. ("VP"):
        VP Value Fund

Ayco Series Trust:
        Ayco Growth Fund

Credit Suisse Trust:/(3)/
        Small Cap Growth Portfolio/(3)/

Dreyfus Investment Portfolios ("IP"):
        MidCap Stock Portfolio - Initial shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("VIF"):
        Quality Bond Portfolio - Initial shares
        Small Cap Portfolio - Initial shares

Evergreen Variable Annuity Funds
        Evergreen Offit VA Emerging Markets Bond Fund-Class 1/(4)/ Evergreen Offit VA U.S. Government Securities Fund-Class 1/(5)/ Evergreen VA High Income Fund-Class 1/(6)/
        Evergreen VA Strategic Income Fund-Class 1/(7)/

Fidelity Variable Insurance Products Fund ("VIP"):
        VIP Asset Manager(SM) Portfolio
        VIP Asset Manager(SM) Portfolio - Service Class 2
        VIP Contrafund(R) Portfolio - Service Class 2
        VIP Equity-Income Portfolio - Service Class 2
        VIP Growth Portfolio - Service Class 2
        VIP Index 500 Portfolio
        VIP Overseas Portfolio

Franklin Templeton Variable Insurance Products Trust:
        Templeton Foreign Securities Fund - Class 2/(8)/
        Templeton Global Asset Allocation Fund - Class 2/(9)/

Janus Aspen Series - Service Shares:
        Aggressive Growth Portfolio
        International Growth Portfolio
        Worldwide Growth Portfolio

J.P. Morgan Series Trust II:
        JPMorgan Small Company Portfolio/(10)/

LEVCO Series Trust:
        LEVCO Equity Value Fund

MFS Variable Insurance Trust:
        MFS Capital Opportunities Series
        MFS Emerging Growth Series
        MFS New Discovery Series
        MFS Research Series

Navellier Variable Insurance Series Fund, Inc.:
        Navellier Growth Portfolio

Neuberger Berman Advisers Management Trust ("AMT"):
        Balanced Portfolio
        Mid-Cap Growth Portfolio
        Partners Portfolio

PIMCO Variable Insurance Trust Administrative Class:
        PIMCO Real Return Portfolio/(11)/
        PIMCO Short-Term Portfolio/(11)/
        PIMCO Total Return Portfolio/(11)/

Putnam Variable Trust ("VT"):
        Putnam VT Growth and Income Fund - Class IB
        Putnam VT International Growth and Income Fund - Class IB

Royce Capital Fund:
        Royce Small Cap Portfolio

SAFECO Resource Series Trust ("RST"):
        Equity Portfolio
        Growth Opportunities Portfolio

The Universal Institutional Funds, Inc. - Class I Shares ("UIF"):
        Core Plus Fixed Income Portfolio /(12)/
        Emerging Markets Equity Portfolio
        Equity Growth Portfolio
        Global Value Equity Portfolio /(13)/
        High Yield Portfolio
        International Magnum Portfolio
        Mid Cap Value Portfolio
        U.S. Real Estate Portfolio
        Value Portfolio

VALIC Company I (a related party):
        VALIC Company I - International Equities Fund
        VALIC Company I - Mid Cap Index Fund/(14)/
        VALIC Company I - Money Market I Fund/(14)/
        VALIC Company I - Nasdaq-100(R) Index Fund
        VALIC Company I - Science & Technology Fund/(14)/
        VALIC Company I - Small Cap Index Fund
        VALIC Company I - Social Awareness Fund
        VALIC Company I - Stock Index Fund

Van Kampen
        Comstock Fund
        Corporate Bond Fund
        High Income Corporate Bond Fund
        Reserve Fund

NOTES TO FINANCIAL STATEMENTS
SEPARATE ACCOUNT D

NOTE A - ORGANIZATION - CONTINUED

Van Kampen Life Investment Trust - Class I Shares ("LIT"):
        Enterprise Portfolio /(15)/
        Emerging Growth Portfolio
        Government Portfolio /(15)/
        Growth and Income Portfolio /(15)/
        Money Market Portfolio

WM Variable Trust:
        Balanced Portfolio
        Conservative Balanced Portfolio
        Conservative Growth Portfolio
        Equity Income Fund
        Flexible Income Portfolio
        Growth & Income Fund
        Growth Fund
        Income Fund
        International Growth Fund
        Mid Cap Stock Fund
        Money Market Fund
        Short Term Income Fund
        Small Cap Stock Fund
        Strategic Growth Portfolio
        U.S. Government Securities Fund
        West Coast Equity Fund /(16)/

/(1)/ Effective May 1, 2002, AIM V.I. International Equity Fund changed its name to AIM V.I. International Growth Fund
/(2)/ Effective May 1, 2002, AIM V.I. Value Fund changed its name to AIM V.I. Premier Equity Fund.
/(3)/ Effective May 1, 2002 Credit Suisse Warburg Pincus Trust changed its name to Credit Suisse Trust, and the Small Company Growth Portfolio changed its name to Small Cap Growth Portfolio.
/(4)/ Effective November 8, 2002 OFFIT Emerging Markets Bond Fund ceased operation and was replaced by the Evergreen Offit VA Emerging Markets fund
/(5)/ Effective November 8, 2002 OFFIT U.S. Government Securities Fund ceased operation and was replaced by the Evergreen Offit VA U.S. Government Securities Fund
/(6)/ Effective November 8, 2002 a merger combined the Evergreen VA High Income Fund with the OFFIT High Yield Fund.
/(7)/ Effective November 8, 2002 a merger combined the Evergreen VA Strategic Income Fund with the OFFIT Total Return Fund.
/(8)/ Effective May 1, 2002, Templeton International Securities Fund - Class 2 changed its name to Templeton Foreign Securities Fund - Class 2.
/(9)/ Effective May 1, 2002, Templeton Asset Strategy Fund - Class 2 changed its name to Templeton Global Asset Allocation Fund - Class 2.
/(10)/ Effective May 1, 2002, J.P. Morgan Small Company Portfolio changed its name to JPMorgan Small Company Portfolio
/(11)/ Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio changed its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
/(12)/ Effective May 1, 2002 Fixed Income Portfolio changed its name to the Core Plus Fixed Income Portfolio.
/(13)/ Effective May 1, 2002 Global Equity Portfolio changed its name to Global Value Equity Portfolio.
/(14)/ Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund and T. Rowe Price Science & Technology Fund changed its name to Science & Technology Fund.
/(15)/ Effective May 1, 2002, the Van Kampen Life Investment Trust Strategic Stock Portfolio merged into the Van Kampen Life Investment Trust Growth & Income Portfolio, the Van Kampen Life Investment Trust Asset Allocation Portfolio merged into the Van Kampen Life Investment Trust Enterprise Portfolio and the Van Kampen Life Investment Trust Domestic Income Portfolio merged into the Van Kampen Life Investment Trust Government Portfolio.
/(16)/ Effective March 1, 2002, the Growth Fund of the Northwest changed its name to the West Cost Equity Fund.

        The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

        In addition to the eighty-five Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus for a complete description of the available Funds and the fixed account.

        Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

        The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). A summary of accounting principles followed by the Separate Account and the methods of applying those principles is presented below. For the purpose of comparison with current year financials, all line items have been restated in the 2001 Statements of Changes in Net Assets to combine all products at fund level.

NOTES TO FINANCIAL STATEMENTS
SEPARATE ACCOUNT D

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

        Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

        Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

        Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

        Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

        At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

        Annuity reserves are calculated according to either the Progressive Annuity Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

        Federal Income Taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE C - ADMINISTRATIVE EXPENSES, MORTALITY AND EXPENSE RISK CHARGES, AND MAINTENANCE CHARGES

        Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company.

        An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. A surrender charge is applicable to certain withdrawal amounts and is payable to the Company. The deductions are as follows for the year ended December 31, 2002:

                                                                          Administrative
                                                                             Expenses,
                                                                        Mortality & Expense                Annual
                                                                               Risks                    Maintenance
                          Contracts                                         Annual Rate                     Charge
----------------------------------------------------------------------  -------------------   --------------------------------
   Generations........................................................          1.40%         Optional at Contract Anniversary
   Platinum Investor .................................................          1.35%                        N/A
   Select Reserve.....................................................          0.40%                        N/A
   VAriety Plus.......................................................          1.55%                     $   36
   WM Advantage ......................................................          1.40%                        N/A
   WM Strategic Asset Manager.........................................          1.40%                     $   35
   Other Separate Account D Contracts (deferred load).................          1.25%                     $   30
   Other Separate Account D Contracts (Issued prior to Jan. 1, 1982)..          0.75%                        N/A

        The Funds pay their respective investment advisers a monthly fee based on the fund's average net asset value.

        For WM Advantage and WM Strategic Asset Manager contracts, for investment advisory services, monthly fees are paid to WM Advisors, Inc. (and sub-advisors as the Growth and International Growth Funds employ sub-advisors) and WM Shareholder Services, Inc. by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. While the management fee is a significant component of each fund's annual operating costs, each fund pays other expenses, such as legal and audit fees. For its services as administrator, WM Shareholder Services, Inc. is also paid a monthly fee by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. WM Advisors, Inc. and WM Shareholder Services, Inc. may, from time to time, agree to reimburse the funds for management fees and other expenses above a certain limit.

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                    COST OF            PROCEEDS FROM
                                     DIVISIONS                                     PURCHASES               SALES
---------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Class I Shares                             $         177,542      $      494,275
AIM V.I. Premier Equity Fund - Class I Shares                                             636,001           1,950,719
American Century VP Value Fund                                                          1,771,262             461,063
Ayco Growth Fund                                                                          156,306              44,839
Credit Suisse Small Cap Growth Portfolio                                                  178,186              50,577
Dreyfus IP MidCap Stock Portfolio - Initial shares                                        578,109             208,370
Dreyfus VIF Quality Bond Portfolio - Initial shares                                     2,341,656           1,067,378
Dreyfus VIF Small Cap Portfolio - Initial shares                                          885,278             987,505
Dreyfus Socially Responsible Growth Fund - Initial shares                                 247,640           1,300,791
Evergreen Offit VA Emerging Markets Bond Fund - Class 1                                10,627,512           5,933,828
Evergreen Offit VA U.S. Government Securities Fund - Class 1                              527,719                   -
Evergreen VA High Income Fund - Class 1                                                15,927,987           8,370,386
Evergreen VA Strategic Income Fund - Class 1                                                8,981                   -
Fidelity VIP Asset Manager Portfolio - Serivce Class 2                                    789,727             187,395
Fidelity VIP Contrafund Portfolio - Service Class 2                                     1,405,620             440,661
Fidelity VIP Equity-Income Portfolio - Service Class 2                                  1,895,475             895,148
Fidelity VIP Growth Portfolio - Service Class 2                                         2,553,642           2,934,640
Fidelity VIP Asset  Manager Portfolio                                                       4,931             101,866
Fidelity VIP Overseas Portfolio                                                               712              13,667
Fidelity VIP Index  500 Portfolio                                                             975             101,811
Franklin Templeton Global  Asset Allocation Fund- Class 2                                  57,418             351,634
Franklin Templeton Foreign  Securities Fund - Class 2                                     330,393             580,228
JPMorgan Small Company Portfolio                                                          146,305               5,182
Janus Aspen Series Aggressive Growth Portfolio - Service Shares                           320,398             181,743
Janus Aspen Series International Growth Portfolio - Service Shares                        141,728             115,914
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                            339,625             184,000
LEVCO Equity Value Fund                                                                    50,178              92,009
MFS Capital Opportunities Series                                                          677,198             303,716
MFS Emerging Growth Series                                                                368,614           1,850,022
MFS New Discovery Series                                                                  414,352             169,309
MFS Research Series                                                                       458,387             220,618
Navellier Growth Portfolio                                                                857,759           1,207,160
Neuberger Berman AMT Balanced Portfolio                                                       234                   -
Neuberger Berman AMT Partners Portfolio                                                       253              12,503
Neuberger Berman AMT Mid Cap Growth Portfolio                                             359,081             159,442
OFFIT VIF Emerging Markets Bond Fund                                                    5,805,761          11,687,017
OFFIT VIF High Yield Fund                                                               8,890,760          30,923,905
OFFIT VIF Total Return Fund                                                                   813               8,541
OFFIT VIF U.S. Government Securities Fund                                                 719,495          12,708,371
PIMCO Real Return Portfolio Administrative Class                                        3,166,668           1,043,534
PIMCO Short-Term  Portfolio Administrative Class                                        1,351,391              88,052
PIMCO Total Return Portfolio Administrative Class                                       2,707,263             716,360
Putnam VT Growth and Income Fund - Class IB                                             1,577,751             616,905
Putnam VT International Growth and Income Fund - Class IB                                 261,269              79,787
Royce Small  Cap Portfolio                                                                474,463             498,707
SAFECO RST-Equity Portfolio                                                               106,470             449,799
SAFECO RST-Growth Opportunities Portfolio                                                 521,197             845,269
UIF Emerging Markets Equity Portfolio - Class I Shares                                     61,847             644,622
UIF Equity Growth Portfolio - Class I Shares                                              417,799           3,798,160
UIF Core Plus Fixed Income Portfolio - Class I Shares                                     939,725           1,041,254
UIF Global Value Equity  Portfolio - Class I Shares                                       372,663           1,391,141
UIF High Yield  Portfolio - Class I Shares                                                982,730           1,732,831
UIF International  Magnum  Portfolio - Class I Shares                                     117,884           1,390,774
UIF Mid Cap Value Portfolio - Class I Shares                                              451,274           3,880,788
UIF US Real Estate Porfolio - Class I Shares                                              687,947           1,039,462
UIF Value  Portfolio - Class I  Shares                                                    799,616           1,797,842
VALIC Company I International Equities Fund                                                55,447             199,984
VALIC Company I  Mid Cap Index Fund                                                     1,046,412           2,326,507
VALIC Company I  Money Market 1 Fund                                                    7,392,556           9,960,297
VALIC Company I Nasdaq-100 Index  Fund                                                    322,264             206,514
VALIC Company I Science & Technology Fund                                                 185,107              48,861
VALIC Company I Small  Cap Index Fund                                                     384,120             234,049
VALIC Company I Social  Awareness Fund                                                         68                   -
VALIC Company I Stock Index Fund                                                        1,252,324           2,092,272

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                  COST OF       PROCEEDS FROM
                          DIVISIONS                              PURCHASES          SALES
------------------------------------------------------------   --------------   --------------
Van Kampen Comstock Fund                                            2,167,933        1,452,451
Van Kampen Corporate Bond Fund                                         92,797            1,434
Van Kampen High Income Corporate Bond Fund                            708,211          617,216
Van Kampen LIT Asset Allocation Portfolio - Class I Shares             35,432          848,961
Van Kampen LIT Domestic Income Portfolio - Class I Shares             774,197        8,216,322
Van Kampen LIT Emerging Growth Portfolio - Class I Shares             553,277        6,621,341
Van Kampen LIT Enterprise Portfolio- Class I Shares                 1,230,586        5,646,751
Van Kampen LIT Government Portfolio - Class I Shares                9,744,788        2,873,844
Van Kampen LIT Growth & Income - Class I Shares                    14,467,064        8,028,496
Van Kampen LIT Money Market Portfolio Class I Shares                4,179,900        5,240,911
Van Kampen LIT Strategic Stock - Class I Shares                       531,595       12,611,312
Van Kampen Reserve Fund                                               986,218        2,002,493
WM VT Balanced Portfolio                                           14,746,923       64,983,715
WM VT Conservative Balanced Portfolio                               2,605,453        3,186,503
WM VT Conservative Growth Portfolio                                10,940,856       68,151,419
WM VT Equity Income Fund                                            4,675,550        4,811,420
WM VT Flexible Income Portfolio                                    16,059,661        7,326,671
WM VT Growth & Income Fund                                          1,936,253       22,775,024
WM VT Growth Fund                                                     665,258       27,602,465
WM VT Income Fund                                                   6,101,919        8,791,507
WM VT International Growth Fund                                       316,237        3,913,107
WM VT Mid Cap Stock Fund                                            2,140,045        1,527,339
WM VT Money Market Fund                                            20,197,034       18,714,718
WM VT Short Term Income Fund                                        4,098,515        4,922,242
WM VT Small Cap Stock Fund                                          2,034,128        6,285,600
WM VT Strategic Growth Portfolio                                    5,292,232       19,634,106
WM VT U.S. Government Securities Fund                              21,247,029       11,270,553
WM VT West Coast Equity Fund                                        3,067,892        6,841,496
                                                               --------------   --------------

Total                                                          $  237,887,251   $  457,329,421
                                                               ==============   ==============

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

     The following is a summary of fund shares owned as of December 31, 2002.

                                                                                            NET            VALUE
                                                                                           ASSET         OF SHARES
                            DIVISIONS                                    SHARES            VALUE         AT MARKET
------------------------------------------------------------------   --------------   --------------   --------------
AIM V.I. International Growth Fund - Class I Shares                     177,177.327   $        12.49   $    2,212,945
AIM V.I. Premier Equity Fund - Class I Shares                           496,086.240            16.22        8,046,519
American Century VP Value Fund                                          344,415.822             6.12        2,107,825
Ayco Growth Fund                                                         27,785.120             6.65          184,771
Credit Suisse Small Cap Portfolio                                        26,651.845             9.29          247,596
Dreyfus IP MidCap Stock Portfolio - Initial shares                       59,318.568            12.04          714,196
Dreyfus VIF Quality Bond Portfolio - Initial shares                     746,510.354            11.65        8,696,846
Dreyfus VIF Small Cap Portfolio - Initial shares                        156,140.456            28.40        4,434,389
Dreyfus Socially Responsible Growth Fund - Initial shares               170,371.087            18.90        3,220,014
Evergreen Offit VA Emerging Markets Bond Fund - Class 1                 716,060.421             6.80        4,869,211
Evergreen Offit VA U.S. Government Securities Fund - Class 1             47,584.043            11.23          534,369
Evergreen VA High Income Fund - Class 1                                 753,601.225             9.93        7,483,260
Evergreen VA Strategic Income Fund - Class 1                                892.824             9.88            8,821
Fidelity VIP Asset Manager Portfolio - Service Class 2                   75,351.228            12.59          948,672
Fidelity VIP Contrafund Portfolio - Service Class 2                     117,129.100            17.95        2,102,467
Fidelity VIP Equity-Income Portfolio - Service Class 2                  177,924.820            18.00        3,202,647
Fidelity VIP Growth Portfolio - Service Class 2                          94,114.402            23.21        2,184,395
Fidelity VIP Asset Manager Portfolio                                      9,585.296            12.75          122,213
Fidelity VIP Overseas Portfolio                                           6,066.841            10.98           66,614
Fidelity VIP Index 500 Portfolio                                            640.599            99.92           64,009
Franklin Templeton Global Asset Allococation Fund - Class 2             113,880.059            14.49        1,650,122
Franklin Templeton Foreign Securities Fund - Class 2                    121,901.354             9.42        1,148,311
JPMorgan Small Company Porfolio                                          18,809.209            10.34          194,487
Janus Aspen Series Aggressive Growth Portfolio - Service Shares          44,130.059            15.62          689,312
Janus Aspen Series International Growth Portfolio - Service Shares       14,180.715            17.18          243,625
Janus Aspen Series Worldwide Growth Portfolio - Service Shares           40,265.335            20.95          843,559
LEVCO Equity Value Fund                                                  18,628.663             7.91          147,353
MFS Capital Opportunities Series                                        153,009.325             9.53        1,458,179
MFS Emerging Growth Series                                              433,355.788            11.91        5,161,267
MFS New Discovery Series                                                 66,948.662            10.44          698,944
MFS Research Series                                                      86,100.791            10.78          928,167
Navellier Growth Portfolio                                              212,227.958            10.24        2,173,214
Neuberger Berman AMT Balanced Portfolio                                   1,088.594             7.81            8,502
Neuberger Berman AMT Partners Portfolio                                   2,690.655            11.40           30,673
Neuberger Berman AMT Mid Cap Growth Portfolio                            32,935.444            11.97          394,237
PIMCO Real Return Portfolio Administrative Class                        437,079.827            11.90        5,201,250
PIMCO Short-Term Portfolio Administrative Class                         188,301.371            10.08        1,898,078
PIMCO Total Return Portfolio Administrative Class                       479,345.325            10.23        4,903,703
Putnam VT Growth and Income Fund - Class IB                             118,674.825            18.64        2,212,099
Putnam VT International Growth and Income Fund - Class IB                47,189.063             8.35          394,029
Royce Small Cap Portfolio                                                84,797.501             5.71          484,194
SAFECO RST-Equity Portfolio                                             117,965.818            18.07        2,131,642
SAFECO RST-Growth Opportunities Portfolio                               182,956.953            13.60        2,488,215
UIF Emerging Markets Equity Portfolio - Class I Shares                  253,898.738             6.04        1,533,548
UIF Equity Growth Portfolio - Class I Shares                          1,056,487.557            10.23       10,807,868
UIF Core Plus Fixed Income Portfolio - Class I Shares                   360,017.789            11.12        4,003,398
UIF Global Value Equity Portfolio - Class I Shares                      581,051.251             9.84        5,717,544
UIF High Yield Portfolio - Class I Shares                             1,104,104.946             5.64        6,227,152
UIF International Magnum Portfolio - Class I Shares                     469,061.410             7.78        3,649,297
UIF Mid Cap Value Portfolio - Class I Shares                          1,065,105.259            10.48       11,162,303
UIF US Real Estate Porfolio - Class I Shares                            307,855.293            11.33        3,488,000
UIF Value Portfolio - Class I Shares                                    990,463.461             9.83        9,736,256
VALIC Company I International Equities Fund                              152,876.16             5.30          810,244
VALIC Company I Mid Cap Index Fund                                      383,298.810            14.14        5,419,845
VALIC Company I Money Market 1 Fund                                  17,324,072.930             1.00       17,324,073
VALIC Company I Nasdaq-100 Index Fund                                   198,824.552             2.76          548,756
VALIC Company I Science & Technology Fund                                52,258.483             7.48          390,893
VALIC Company I Small Cap Index Fund                                     38,393.995             9.42          361,671
VALIC Company I Social Awareness Fund                                       147.824            14.18            2,096
VALIC Company I Stock Index Fund                                        327,798.098            24.23        7,942,548

                                                                                        UNREALIZED
                                                                         COST OF       APPRECIATION/
                            DIVISIONS                                  SHARES HELD    (DEPRECIATION)
------------------------------------------------------------------   --------------   --------------
AIM V.I. International Growth Fund - Class I Shares                  $    3,744,228   $   (1,531,283)
AIM V.I. Premier Equity Fund - Class I Shares                            14,578,310       (6,531,791)
American Century VP Value Fund                                            2,376,964         (269,139)
Ayco Growth Fund                                                            234,196          (49,425)
Credit Suisse Small Cap Portfolio                                           290,668          (43,072)
Dreyfus IP MidCap Stock Portfolio - Initial shares                          806,876          (92,680)
Dreyfus VIF Quality Bond Portfolio - Initial shares                       8,473,159          223,687
Dreyfus VIF Small Cap Portfolio - Initial shares                          6,367,193       (1,932,804)
Dreyfus Socially Responsible Growth Fund - Initial shares                 6,128,199       (2,908,185)
Evergreen Offit VA Emerging Markets Bond Fund - Class 1                   4,711,951          157,260
Evergreen Offit VA U.S. Government Securities Fund - Class 1                527,719            6,650
Evergreen VA High Income Fund - Class 1                                   7,563,223          (79,963)
Evergreen VA Strategic Income Fund - Class 1                                  8,981             (160)
Fidelity VIP Asset Manager Portfolio - Service Class 2                    1,013,223          (64,551)
Fidelity VIP Contrafund Portfolio - Service Class 2                       2,287,918         (185,451)
Fidelity VIP Equity-Income Portfolio - Service Class 2                    3,864,137         (661,490)
Fidelity VIP Growth Portfolio - Service Class 2                           2,883,176         (698,781)
Fidelity VIP Asset Manager Portfolio                                        140,947          (18,734)
Fidelity VIP Overseas Portfolio                                             115,076          (48,462)
Fidelity VIP Index 500 Portfolio                                             82,658          (18,649)
Franklin Templeton Global Asset Allococation Fund - Class 2               2,072,264         (422,142)
Franklin Templeton Foreign Securities Fund - Class 2                      1,795,151         (646,840)
JPMorgan Small Company Porfolio                                             236,650          (42,163)
Janus Aspen Series Aggressive Growth Portfolio - Service Shares             979,703         (290,391)
Janus Aspen Series International Growth Portfolio - Service Shares          316,364          (72,739)
Janus Aspen Series Worldwide Growth Portfolio - Service Shares            1,142,760         (299,201)
LEVCO Equity Value Fund                                                     194,272          (46,919)
MFS Capital Opportunities Series                                          2,014,083         (555,904)
MFS Emerging Growth Series                                               11,806,395       (6,645,128)
MFS New Discovery Series                                                    912,709         (213,765)
MFS Research Series                                                       1,192,393         (264,226)
Navellier Growth Portfolio                                                3,144,404         (971,190)
Neuberger Berman AMT Balanced Portfolio                                      10,995           (2,493)
Neuberger Berman AMT Partners Portfolio                                      43,487          (12,814)
Neuberger Berman AMT Mid Cap Growth Portfolio                               486,626          (92,389)
PIMCO Real Return Portfolio Administrative Class                          4,825,282          375,968
PIMCO Short-Term Portfolio Administrative Class                           1,891,634            6,444
PIMCO Total Return Portfolio Administrative Class                         4,823,292           80,411
Putnam VT Growth and Income Fund - Class IB                               2,672,941         (460,842)
Putnam VT International Growth and Income Fund - Class IB                   452,207          (58,178)
Royce Small Cap Portfolio                                                   567,550          (83,356)
SAFECO RST-Equity Portfolio                                               3,333,244       (1,201,602)
SAFECO RST-Growth Opportunities Portfolio                                 3,807,286       (1,319,071)
UIF Emerging Markets Equity Portfolio - Class I Shares                    2,580,981       (1,047,433)
UIF Equity Growth Portfolio - Class I Shares                             19,106,357       (8,298,489)
UIF Core Plus Fixed Income Portfolio - Class I Shares                     3,881,628          121,770
UIF Global Value Equity Portfolio - Class I Shares                        7,399,102       (1,681,558)
UIF High Yield Portfolio - Class I Shares                                 9,631,587       (3,404,435)
UIF International Magnum Portfolio - Class I Shares                       5,562,223       (1,912,926)
UIF Mid Cap Value Portfolio - Class I Shares                             15,636,173       (4,473,870)
UIF US Real Estate Porfolio - Class I Shares                              3,578,312          (90,312)
UIF Value Portfolio - Class I Shares                                     11,520,700       (1,784,444)
VALIC Company I International Equities Fund                               1,473,178         (662,934)
VALIC Company I Mid Cap Index Fund                                        7,157,267       (1,737,422)
VALIC Company I Money Market 1 Fund                                      17,324,073                -
VALIC Company I Nasdaq-100 Index Fund                                       792,768         (244,012)
VALIC Company I Science & Technology Fund                                   660,257         (269,364)
VALIC Company I Small Cap Index Fund                                        395,897          (34,226)
VALIC Company I Social Awareness Fund                                         3,429           (1,333)
VALIC Company I Stock Index Fund                                         12,585,555       (4,643,007)

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2002.

                                                                                            NET             VALUE
                                                                                           ASSET          OF SHARES
                            DIVISIONS                                    SHARES            VALUE          AT MARKET
------------------------------------------------------------------   --------------   --------------   ---------------
Van Kampen Comstock Fund                                                473,946.069            12.34         5,848,494
Van Kampen Corporate Bond Fund                                           73,464.540             6.53           479,723
Van Kampen High Income Corporate Bond Fund                            1,767,927.807             3.17         5,604,331
Van Kampen LIT Emerging Growth Portfolio - Class I Shares               967,908.251            19.09        18,477,368
Van Kampen LIT Enterprise Portfolio - Class I Shares                  1,985,301.165            10.48        20,805,956
Van Kampen LIT Government Portfolio - Class I Shares                  1,420,391.822             9.82        13,948,248
Van Kampen LIT Growth & Income - Class I Shares                       3,379,179.821            13.47        45,517,552
Van Kampen LIT Money Market Portfolio Class I Shares                  8,135,587.590             1.00         8,135,588
Van Kampen Reserve Fund                                                 485,206.394             1.00           485,206
WM VT Balanced Portfolio                                             20,707,752.040            12.42       257,190,280
WM VT Conservative Balanced Portfolio                                 1,262,652.569             9.73        12,285,609
WM VT Conservative Growth Portfolio                                  15,772,011.070            12.16       191,787,655
WM VT Equity Income Fund                                              1,622,218.242            11.01        17,860,623
WM VT Flexible Income Portfolio                                       5,322,506.564            12.41        66,052,306
WM VT Growth & Income Fund                                            3,788,636.818            13.45        50,957,165
WM VT Growth Fund                                                     5,446,530.282             9.32        50,761,662
WM VT Income Fund                                                     2,677,231.774            10.79        28,887,331
WM VT International Growth Fund                                         962,408.775             8.51         8,190,099
WM VT Mid Cap Stock Fund                                                526,816.331            11.49         6,053,119
WM VT Money Market Fund                                              29,589,307.620             1.00        29,589,308
WM VT Short Term Income  Fund                                         4,937,733.996             2.65        13,084,995
WM VT Small Cap Stock Fund                                            1,866,505.766             5.49        10,247,117
WM VT Strategic Growth Portfolio                                      4,679,209.739            12.55        58,724,082
WM VT U.S. Government Securities Fund                                 4,597,963.123            11.05        50,807,493
WM VT West Coast Equity Fund                                          1,417,268.841            12.69        17,985,142
                                                                                                       ---------------

Total                                                                                                  $ 1,165,826,885
                                                                                                       ===============
                                                                                        UNREALIZED
                                                                         COST OF       APPRECIATION/
                            DIVISIONS                                  SHARES HELD    (DEPRECIATION)
------------------------------------------------------------------   ---------------   --------------
Van Kampen Comstock Fund                                                   7,411,091       (1,562,597)
Van Kampen Corporate Bond Fund                                               486,992           (7,269)
Van Kampen High Income Corporate Bond Fund                                 9,743,960       (4,139,629)
Van Kampen LIT Emerging Growth  Portfolio - Class I Shares                39,218,536      (20,741,168)
Van Kampen LIT Enterprise Portfolio - Class I Shares                      41,339,623      (20,533,667)
Van Kampen LIT Government Portfolio - Class I Shares                      12,972,768          975,480
Van Kampen LIT Growth & Income - Class I Shares                           51,763,074       (6,245,522)
Van Kampen LIT Money Market Portfolio Class I Shares                       8,135,588                -
Van Kampen Reserve Fund                                                      485,206                -
WM VT Balanced Portfolio                                                 302,064,161      (44,873,881)
WM VT Conservative Balanced Portfolio                                     12,405,715         (120,106)
WM VT Conservative Growth Portfolio                                      260,819,340      (69,031,685)
WM VT Equity Income Fund                                                  18,645,154         (784,531)
WM VT Flexible Income Portfolio                                           63,584,073        2,468,233
WM VT Growth & Income Fund                                                67,171,526      (16,214,361)
WM VT Growth Fund                                                        133,127,622      (82,365,960)
WM VT Income Fund                                                         26,258,241        2,629,090
WM VT International Growth Fund                                           12,161,792       (3,971,693)
WM VT Mid Cap Stock Fund                                                   6,425,649         (372,530)
WM VT Money Market Fund                                                   29,589,308                -
WM VT Short Term Income Fund                                              12,257,948          827,047
WM VT Small Cap Stock Fund                                                24,207,568      (13,960,451)
WM VT Strategic Growth Portfolio                                          88,807,411      (30,083,329)
WM VT U.S. Government Securities Fund                                     47,651,121        3,156,372
WM VT West Coast Equity Fund                                              23,512,199       (5,527,057)
                                                                     ---------------   --------------

Total                                                                $ 1,534,455,647   $ (368,628,762)
                                                                     ===============   ==============

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                    DIVISIONS
                                      --------------------------------------------------------------------

                                          Van Kampen LIT          Van Kampen LIT            Van Kampen
                                         Domestic Income         Emerging Growth         LIT Enterprise
                                       Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
GENERATIONS DIVISIONS:                       Shares                  Shares                  Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year            468,951.028           2,640,560.551           1,459,628.571
Units, Purchased                                 1,508.528               2,868.807               1,537.043
Units, Transferred between Funds              (455,761.189)           (271,847.355)           (107,404.499)
Units, Withdrawn                               (14,698.368)           (295,126.047)           (152,512.664)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                            -           2,076,455.956           1,201,248.451
                                      ====================    ====================    ====================
                                                                    DIVISIONS
                                      --------------------------------------------------------------------

                                         Van Kampen LIT          Van Kampen LIT           Van Kampen
                                           Government              Growth and              LIT Money
                                      Portfolio - Class I      Income Portfolio -     Market Portfolio -
GENERATIONS DIVISIONS:                      Shares              Class I Shares          Class I Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year            543,214.486           5,717,702.838             723,757.184
Units, Purchased                                 1,117.836              18,976.693                 743.954
Units, Transferred between Funds               515,860.343           1,155,167.986             220,980.521
Units, Withdrawn                              (130,282.325)           (714,966.788)           (320,774.299)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                  929,910.340           6,176,880.729             624,707.360
                                      ====================    ====================    ====================

                                         Van Kampen LIT          UIF Core Plus            UIF Emerging
                                         Strategic Stock         Fixed Income            Markets Equity
                                       Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
                                             Shares                  Shares                  Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          1,672,410.264             606,065.697             617,360.746
Units, Purchased                                   131.950               1,370.733               8,913.543
Units, Transferred between Funds            (1,613,027.710)             61,886.082            (111,465.452)
Units, Withdrawn                               (59,514.504)            (95,487.886)            (50,558.066)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                            -             573,834.626             464,250.771
                                      ====================    ====================    ====================

                                           UIF Equity              UIF Global            UIF High Yield
                                       Growth Portfolio -      Equity Portfolio -       Portfolio - Class
                                         Class I Shares          Class I Shares          Class I Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          2,049,514.426           1,184,348.092           1,335,820.783
Units, Purchased                                 5,526.381               8,827.260                 128.581
Units, Transferred between Funds               (95,436.148)            (38,277.415)           (105,117.655)
Units, Withdrawn                              (321,335.068)           (135,541.854)           (165,644.774)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                1,638,269.591           1,019,356.083           1,065,186.935
                                      ====================    ====================    ====================

                                       UIF International
                                             Magnum               UIF Mid Cap            UIF U.S. Real              UIF Value
                                      Portfolio - Class I       Value Portfolio -      Estate Portfolio -     Portfolio - Class I
                                             Shares              Class I Shares          Class I Shares              Shares
                                      --------------------    --------------------    --------------------    --------------------
Units, at the Beginning of the Year          1,200,893.152           2,132,481.405             399,000.946           2,051,239.942
Units, Purchased                                   501.632               1,938.314               1,835.933               2,499.042
Units, Transferred between Funds              (150,341.673)           (172,899.710)             (8,926.236)             27,497.300
Units, Withdrawn                              (134,765.547)           (271,457.365)            (40,441.692)           (199,759.224)
                                      --------------------    --------------------    --------------------    --------------------
Units, at the End of the Year                  916,287.564           1,690,062.644             351,468.951           1,881,477.060
                                      ====================    ====================    ====================    ====================

                                        Van Kampen LIT           Van Kampen LIT           UIF Emerging
                                        Emerging Growth            Enterprise           Markets - Equity
                                      Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
CONTRACTS IN ANNUITY PERIOD:                Shares                   Shares                  Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year             62,142.645                 539.358               2,431.609
Units, Transferred from Accumulation                     -                       -                       -
Units, Annuity Benefits                         (3,051.534)               (141.911)               (639.716)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                   59,091.111                 397.447               1,791.893
                                      ====================    ====================    ====================

                                          UIF Global           UIF International          UIF Mid Cap
                                      Equity Portfolio -        Magnum Portfolio       Value Portfolio -
CONTRACTS IN ANNUITY PERIOD:            Class I Shares          - Class I Shares         Class I Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year              1,659.180               1,837.523               1,514.063
Units, Transferred from Accumulation                     -                       -                       -
Units, Annuity Benefits                           (436.551)               (483.474)               (398.368)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                    1,222.629               1,354.049               1,115.695
                                      ====================    ====================    ====================

                                           UIF Value
                                        Portfolio - Class
                                           I Shares
                                      --------------------
Units, at the Beginning of the Year              1,783.223
Units, Transferred from Accumulation                     -
Units, Annuity Benefits                           (469.186)
                                      --------------------
Units, at the End of the Year                    1,314.037
                                      ====================

                                            AIM V.I.
                                         International          AIM V.I. Premier             American
                                         Growth Fund -           Equity Fund -             Century VP
PLATINUM INVESTOR DIVISIONS:             Class I Shares          Class I Shares            Value Fund
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year            368,194.689           1,573,032.898             103,695.591
Units, Purchased                                 5,980.188              47,323.739              31,921.061
Units, Transferred between Funds               (11,825.916)            (73,384.636)             75,634.637
Units, Withdrawn                               (33,875.589)           (160,905.257)             (7,180.293)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                  328,473.372           1,386,066.744             204,070.996
                                      ====================    ====================    ====================

                                                                                           Dreyfus IP
                                                                 Credit Suisse            MidCap Stock
                                          Ayco Growth              Small Cap           Portfolio - Initial
PLATINUM INVESTOR DIVISIONS:                  Fund               Growth Portfolio             shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year             15,280.445              27,601.175              51,193.514
Units, Purchased                                   390.217               3,411.433               8,343.908
Units, Transferred between Funds                15,430.372              20,553.893              33,806.274
Units, Withdrawn                                (2,831.280)             (1,769.362)             (4,852.694)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                   28,269.754              49,797.139              88,491.002
                                      ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------
                                                The Dreyfus
                                                 Socially              Dreyfus VIF             Dreyfus VIF
                                                Responsible           Quality Bond              Small Cap
                                            Growth Fund, Inc.-         Portfolio -          Portfolio - Initial
PLATINUM INVESTOR DIVISIONS - CONTINUED:     Initial shares           Initial shares              shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 733,120.949             611,881.315             499,985.117
Units, Purchased                                     10,715.277              23,325.928              17,138.659
Units, Transferred between Funds                    (75,969.770)            104,576.720               9,620.991
Units, Withdrawn                                    (89,313.285)            (46,315.492)            (43,165.514)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       578,553.171             693,468.471             483,579.253
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------
                                               Fidelity VIP
                                                  Asset               Fidelity VIP             Fidelity VIP
                                                 Manager               Contrafund             Equity-Income
                                               Portfolio -             Portfolio -             Portfolio -
                                              Service Class           Service Class           Service Class
PLATINUM INVESTOR DIVISIONS - CONTINUED:             2                       2                       2
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  49,827.869             167,875.923             312,487.777
Units, Purchased                                     17,688.895              42,357.097              58,878.414
Units, Transferred between Funds                     54,696.501              90,709.677              68,550.326
Units, Withdrawn                                     (7,100.509)            (16,002.396)            (24,961.088)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       115,112.756             284,940.301             414,955.429
                                           ====================    ====================    ====================

                                                                        Franklin                Franklin
                                                                       Templeton -             Templeton -
                                                                        Templeton               Templeton
                                               Fidelity VIP              Foreign               Global Asset
                                            Growth Portfolio -          Securities          Allocation Fund -
                                             Service Class 2          Fund - Class 2             Class 2
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 526,862.074             199,319.779             221,591.314
Units, Purchased                                     48,044.134               4,250.941               2,907.027
Units, Transferred between Funds                    144,033.282             (15,479.866)             (5,183.066)
Units, Withdrawn                                   (280,262.452)            (25,796.371)            (31,474.138)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       438,677.038             162,294.483             187,841.137
                                           ====================    ====================    ====================

                                                                       Janus Aspen             Janus Aspen
                                                                          Series                 Series
                                                 JPMorgan               Aggressive            International
                                                   Small             Growth Portfolio        Growth Portfolio
                                                  Company            - Service Shares        - Service Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  11,730.941             176,557.709              45,032.676
Units, Purchased                                      3,286.494              27,219.573               5,715.075
Units, Transferred between Funds                     14,772.498              26,038.188               2,542.956
Units, Withdrawn                                       (390.329)            (19,564.927)             (4,109.014)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        29,399.604             210,250.543              49,181.693
                                           ====================    ====================    ====================

                                               Janus Aspen
                                             Series Worldwide
                                            Growth Portfolio -           MFS Capital            MFS Emerging
                                              Service Shares            Opportunities           Growth Series
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 142,778.098             251,397.701           1,119,192.619
Units, Purchased                                     11,023.932              46,371.939              33,436.672
Units, Transferred between Funds                     26,861.650              43,598.596            (115,373.509)
Units, Withdrawn                                    (13,078.317)            (28,950.966)           (127,817.891)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       167,585.363             312,417.270             909,437.891
                                           ====================    ====================    ====================

                                                                                                Neuberger
                                                                                                Berman AMT
                                                 MFS New                                         Mid-Cap
                                                Discovery              MFS Research              Growth
                                                  Series                  Series                Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  87,584.742             144,384.430              53,804.237
Units, Purchased                                     12,696.307              34,159.522              13,871.076
Units, Transferred between Funds                     26,202.284              19,512.796              30,869.664
Units, Withdrawn                                     (7,936.183)            (19,536.185)             (6,917.565)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       118,547.150             178,520.563              91,627.412
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                PIMCO Real             PIMCO Short-             PIMCO Total
                                             Return Portfolio         Term Portfolio         Return Portfolio
                                              Administrative          Administrative          Administrative
PLATINUM INVESTOR DIVISIONS - CONTINUED:          Class                   Class                    Class
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 234,328.769              59,541.686             251,943.784
Units, Purchased                                     52,724.758              20,309.404              57,969.467
Units, Transferred between Funds                    158,284.148             101,372.689             130,677.756
Units, Withdrawn                                    (41,862.990)             (4,535.061)            (26,540.721)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       403,474.685             176,688.718             414,050.286
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                                        Putnam VT
                                                Putnam VT             International
                                                Growth and              Growth and
                                              Income Fund -           Income Fund -            SAFECO RST -
PLATINUM INVESTOR DIVISIONS - CONTINUED:         Class IB                Class IB            Equity Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 203,404.444              34,053.586             426,021.414
Units, Purchased                                     46,270.748               3,703.185               3,964.630
Units, Transferred between Funds                     59,203.228              21,135.020             (10,610.047)
Units, Withdrawn                                    (11,777.954)             (1,865.961)            (46,885.473)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       297,100.466              57,025.830             372,490.524
                                           ====================    ====================    ====================

                                                SAFECO RST-
                                                  Growth               UIF Equity             UIF High Yield
                                              Opportunities         Growth Portfolio -     Portfolio - Class I
                                                Portfolio             Class I Shares              Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 357,970.011             436,478.482             167,070.246
Units, Purchased                                     12,914.053               3,824.807               2,645.258
Units, Transferred between Funds                     (1,354.238)            (39,837.469)             13,671.706
Units, Withdrawn                                    (48,792.869)            (69,390.268)            (17,319.843)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       320,736.957             331,075.552             166,067.367
                                           ====================    ====================    ====================

                                                                           VALIC                   VALIC
                                             VALIC Company I -           Company I               Company I
                                              International            Mid Cap Index          Money Market I
                                              Equities Fund                Fund                    Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 125,217.813             625,471.369           1,708,677.334
Units, Purchased                                      6,772.348              17,799.223              53,310.088
Units, Transferred between Funds                     (7,528.702)            (83,141.572)             88,359.737
Units, Withdrawn                                    (11,871.332)            (51,496.762)           (302,026.208)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       112,590.127             508,632.258           1,548,320.951
                                           ====================    ====================    ====================

                                                                          VALIC
                                                  VALIC                 Company I                VALIC
                                                Company I                Science &              Company I
                                                Nasdaq-100              Technology              Small Cap
                                                Index Fund                 Fund                Index Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 156,378.775             105,845.850              29,778.434
Units, Purchased                                     17,438.410              13,126.478                 771.732
Units, Transferred between Funds                     23,492.646              46,258.566              20,363.121
Units, Withdrawn                                    (11,953.064)            (14,166.246)             (3,801.075)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       185,356.767             151,064.648              47,112.212
                                           ====================    ====================    ====================

                                                  VALIC                 Van Kampen            Van Kampen LIT
                                                Company I             LIT Growth and          Strategic Stock
                                               Stock Index            Income - Class        Portfolio - Class I
                                                   Fund                  I Shares                 Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year               1,285,989.984                       -             168,076.392
Units, Purchased                                     75,763.421                 301.365              12,439.959
Units, Transferred between Funds                    (60,822.684)            187,753.190            (177,312.321)
Units, Withdrawn                                   (168,566.252)            (11,088.136)             (3,204.030)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     1,132,364.469             176,966.419                       -
                                           ====================    ====================    ====================

                                                Evergreen
                                                 OFFIT VA               Evergreen
                                                 Emerging             OFFIT VA U.S.           Evergreen VA
                                               Markets Bond             Government             High Income
                                               Fund - Class          Securities Fund -        Fund - Class
SELECT RESERVE DIVISIONS:                         1 (1)                 Class 1 (1)               1 (1)
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -                       -                       -
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                    744,276.987              81,155.520           1,372,894.431
Units, Withdrawn                                              -                       -                       -
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       744,276.987              81,155.520           1,372,894.431
                                           ====================    ====================    ====================

                                               Evergreen VA
                                             Strategic Income
                                              Fund - Class 1           LEVCO Equity          Navellier Growth
SELECT RESERVE DIVISIONS:                           (1)                 Value Fund               Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -              41,903.921             502,962.963
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                      1,232.885               9,781.304             (26,498.201)
Units, Withdrawn                                              -             (19,656.780)            (34,078.322)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                         1,232.885              32,028.445             442,386.440
                                           ====================    ====================    ====================

                                                  VALIC                   VALIC                   VALIC
                                                Company I               Company I               Company I
                                              Money Market I          International           Mid Cap Index
                                                   Fund               Equities Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 219,247.056              23,271.484              26,641.449
Units, Purchased                                      6,278.099                       -                       -
Units, Transferred between Funds                    (53,967.180)                      -                       -
Units, Withdrawn                                    (91,630.454)             (8,145.501)            (11,169.177)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        79,927.521              15,125.983              15,472.272
                                           ====================    ====================    ====================

                                                  VALIC                 OFFIT VIF
                                                Company I               Emerging
                                               Stock Index             Market Bond            OFFIT VIF High
                                                   Fund                   Fund                  Yield Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  46,316.149           1,007,674.677           4,209,865.383
Units, Purchased                                      4,365.532                       -               3,852.395
Units, Transferred between Funds                        605.695                (840,729)         (1,473,095.545)
Units, Withdrawn                                     (5,810.131)           (166,945.890)         (2,740,622.233)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        45,477.245                       -                       -
                                           ====================    ====================    ====================

                                              OFFIT VIF             OFFIT VIF U.S.
                                             Total Return            Government              Royce Small
                                                 Fund              Securities Fund          Cap Portfolio
                                         --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 1,418.517           1,970,857.134              70,668.268
Units, Purchased                                            -              16,719.588              14,659.183
Units, Transferred between Funds                   (1,249.326)              7,937.513             (17,033.652)
Units, Withdrawn                                     (169.191)         (1,995,514.235)                      -
                                         --------------------    --------------------    --------------------
Units, at the End of the Year                               -                       -              68,293.799
                                         ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                              Van Kampen LIT          Van Kampen LIT         Van Kampen LIT
                                               Money Market          Domestic Income           Enterprise
                                            Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
VARIETY PLUS DIVISIONS:                           Shares                  Shares                  Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 112,138.631              89,465.049             166,516.919
Units, Purchased                                              -                       -                  63.658
Units, Transferred between Funds                     12,522.962             (88,691.952)            244,224.615
Units, Withdrawn                                   (124,661.593)               (773.097)           (118,355.070)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                                 -                       -             292,450.122
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                Van Kampen
                                                   LIT                Van Kampen LIT           Fidelity VIP
                                                Government           Asset Allocation         Asset Manager
                                            Portfolio - Class I    Portfolio - Class I         Portfolio -
VARIETY PLUS DIVISIONS:                          Shares                   Shares             Service Class 2
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  69,816.440             281,340.012              86,759.585
Units, Purchased                                              -                 163.719                 247.018
Units, Transferred between Funds                     86,383.232            (252,056.036)                      -
Units, Withdrawn                                    (25,219.472)            (29,447.695)            (37,136.962)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       130,980.200                       -              49,869.641
                                           ====================    ====================    ====================

                                               FidelityVIP                                    Neuberger &
                                                 Overseas           Fidelity VIP Index         Berman AMT
                                                Portfolio              500 Portfolio        Balanced Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  51,177.703              66,223.592               4,402.701
Units, Purchased                                        438.528                 428.986                 221.702
Units, Transferred between Funds                     (3,760.532)                      -                       -
Units, Withdrawn                                     (4,059.747)            (36,901.305)                 (6.189)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        43,795.952              29,751.273               4,618.214
                                           ====================    ====================    ====================
                                               Neuberger &                                       VALIC
                                               Berman AMT             VALIC Company             Company I
                                                Partners              I Stock Index              Social
                                                Portfolio                 Fund                Awareness Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  24,787.875             105,191.862                 841.339
Units, Purchased                                        312.654                 139.318                       -
Units, Transferred between Funds                     (3,828.138)                      -                       -
Units, Withdrawn                                     (2,715.915)            (10,465.405)                 (0.812)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        18,556.476              94,865.775                 840.527
                                           ====================    ====================    ====================

                                              VALIC Company
                                             I International
                                              Equities Fund
                                           --------------------
Units, at the Beginning of the Year                  35,538.075
Units, Purchased                                              -
Units, Transferred between Funds                        508.847
Units, Withdrawn                                        (72.286)
                                           --------------------
Units, at the End of the Year                        35,974.636
                                           ====================

                                                Balanced              Conservative             Conservative
WM ADVANTAGE DIVISIONS:                         Portfolio           Balanced Portfolio       Growth Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year              36,563,947.966             403,205.942          37,740,781.941
Units, Purchased                                     58,194.503               9,542.686               4,631.925
Units, Transferred between Funds                 (1,086,953.313)            196,255.155          (2,694,376.901)
Units, Withdrawn                                (11,271,537.804)           (261,603.982)         (9,862,127.926)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                    24,263,651.352             347,399.801          25,188,909.039
                                           ====================    ====================    ====================

                                               Equity Income         Flexible Income
WM ADVANTAGE DIVISIONS:                            Fund                 Portfolio               Growth Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 596,076.238           2,901,985.912          16,429,369.727
Units, Purchased                                      5,240.638                       -              24,139.798
Units, Transferred between Funds                    404,621.293               4,326.323          (1,476,317.842)
Units, Withdrawn                                   (122,424.565)         (1,060,156.903)         (3,949,756.704)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       883,513.604           1,846,155.332          11,027,434.979
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

WM ADVANTAGE DIVISIONS -                         Growth &                                     International
CONTINUED:                                     Income Fund             Income Fund             Growth Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year              13,347,950.741          13,164,293.554           8,560,013.263
Units, Purchased                                     25,677.217              15,665.865              11,594.894
Units, Transferred between Funds                 (1,039,338.234)           (261,642.334)           (666,368.721)
Units, Withdrawn                                 (3,381,142.512)         (3,614,168.417)         (2,065,066.038)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     8,953,147.212           9,304,148.668           5,840,173.398
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

WM ADVANTAGE DIVISIONS -                      Mid Cap Stock            Money Market             Short Term
CONTINUED:                                        Fund                     Fund                Income Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 859,188.609           6,426,487.204           7,912,164.251
Units, Purchased                                        541.091              27,560.777               7,111.254
Units, Transferred between Funds                    150,458.418           3,409,054.247            (184,823.526)
Units, Withdrawn                                   (256,123.339)         (4,842,727.145)         (1,996,081.944)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       754,064.779           5,020,375.083           5,738,370.035
                                           ====================    ====================    ====================

                                             Small Cap Stock         Strategic Growth         US Government          West Coast
                                                   Fund                 Portfolio            Securities Fund         Equity Fund
                                           --------------------    --------------------    --------------------    ---------------
Units, at the Beginning of the Year               8,839,422.959           2,014,341.645          11,455,519.864        867,962.981
Units, Purchased                                     20,927.983              20,991.774              43,122.438          3,115.148
Units, Transferred between Funds                   (835,977.178)            (72,803.310)            411,443.144        334,544.681
Units, Withdrawn                                 (2,132,048.133)           (233,017.464)         (3,808,010.886)      (367,814.791)
                                           --------------------    --------------------    --------------------    ---------------
Units, at the End of the Year                     5,892,325.631           1,729,512.645           8,102,074.560        837,808.019
                                           ====================    ====================    ====================    ===============

CONTRACTS IN ANNUITY PERIOD:

                                                Balanced                                     Growth & Income
                                                Portfolio              Growth Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 322,263.899               2,325.771               1,789.694
Units, Transferred from Accumulation                          -                       -                       -
Units, Annuity Benefits                             (45,298.867)             (1,467.839)             (1,789.694)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       276,965.032                 857.932                       -
                                           ====================    ====================    ====================

                                                                      International            Money Market
                                               Income Fund             Growth Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                   3,555.264               3,592.419                   4.947
Units, Transferred from Accumulation                          -                       -                       -
Units, Annuity Benefits                                (625.039)             (1,473.470)                      -
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                         2,930.225               2,118.949                   4.947
                                           ====================    ====================    ====================

                                              Short Term           Small Cap Stock         U.S. Government
                                             Income Fund                 Fund              Securities Fund
                                         --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 5,510.361               2,343.981               3,673.490
Units, Transferred from Accumulation                        -                       -                       -
Units, Annuity Benefits                              (196.450)               (806.364)               (592.266)
                                         --------------------    --------------------    --------------------
Units, at the End of the Year                       5,313.911               1,537.617               3,081.224
                                         ====================    ====================    ====================

                                                Strategic
WM STRATEGIC ASSET MANAGER                       Growth                Conservative             Balanced
DIVISIONS:                                      Portfolio            Growth Portfolio           Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year              11,050,599.132          33,856,563.630          40,969,356.326
Units, Purchased                                     28,367.326             108,161.762             187,920.509
Units, Transferred between Funds                 (1,231,616.071)         (3,594,437.567)         (1,223,165.010)
Units, Withdrawn                                 (1,201,037.377)         (4,206,687.931)         (5,027,267.258)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     8,646,313.010          26,163,599.894          34,906,844.567
                                           ====================    ====================    ====================
                                              Conservative
WM STRATEGIC ASSET MANAGER                      Balanced              Flexible Income         Equity Income
DIVISIONS:                                      Portfolio               Portfolio                  Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year               2,351,793.582           8,182,975.352           3,246,150.397
Units, Purchased                                        628.836              34,820.199               9,465.875
Units, Transferred between Funds                    245,930.066           2,719,421.904             406,918.974
Units, Withdrawn                                   (336,805.933)         (1,128,283.373)           (573,687.800)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     2,261,546.551           9,808,934.082           3,088,847.446
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                   DIVISIONS
                                      --------------------------------------------------------------------

WM STRATEGIC ASSET MANAGER DIVISIONS-      Growth &                                      Mid Cap Stock
CONTINUED:                                Income Fund             Growth Fund                Fund
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          9,551,972.874           8,330,605.412             823,142.998
Units, Purchased                                16,549.417              23,844.260               3,124.724
Units, Transferred between Funds              (857,980.116)         (1,370,082.488)            180,784.534
Units, Withdrawn                            (1,410,430.845)         (1,067,283.968)            (91,909.568)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                7,300,111.330           5,917,083.216             915,142.688
                                      ====================    ====================    ====================

                                                       DIVISIONS
                                      --------------------------------------------

WM STRATEGIC ASSET MANAGER DIVISIONS-   Small Cap Stock          International
CONTINUED:                                    Fund                Growth Fund
                                      --------------------    --------------------
Units, at the Beginning of the Year          1,240,993.128             781,327.828
Units, Purchased                                 1,105.194                 140.085
Units, Transferred between Funds               (83,677.898)            (39,608.093)
Units, Withdrawn                              (155,793.865)            (98,718.771)
                                      --------------------    --------------------
Units, at the End of the Year                1,002,626.559             643,141.049
                                      ====================    ====================

                                           Short Term            US Government
                                          Income Fund           Securities Fund
                                      --------------------    --------------------
Units, at the Beginning of the Year            520,841.088           3,747,397.969
Units, Purchased                                25,082.357              53,661.389
Units, Transferred between Funds               420,716.641           2,955,238.918
Units, Withdrawn                              (149,698.758)           (701,643.300)
                                      --------------------    --------------------
Units, at the End of the Year                  816,941.328           6,054,654.976
                                      ====================    ====================

                                                                  Money Market             West Coast
                                          Income Fund                 Fund                Equity Fund
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          1,824,297.760           3,412,875.657           3,331,295.113
Units, Purchased                                   610.361              (1,321.803)              8,288.840
Units, Transferred between Funds               706,728.445           2,015,960.404            (167,195.853)
Units, Withdrawn                              (309,691.941)         (1,446,824.305)           (460,047.618)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                2,221,944.625           3,980,689.953           2,712,340.482
                                      ====================    ====================    ====================

                                              Van Kampen LIT          Van Kampen LIT          Van Kampen LIT
                                               Money Market           Domestic Income           Enterprise
                                           Portfolio - Class I     Portfolio - Class I      Portfolio - Class I
                                             Shares (Deferred         Shares(Deferred        Shares (Deferred
OTHER CONTRACTS DIVISIONS :                       Load)                    Load)                   Load)
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 521,052.229             494,066.664           1,171,639.827
Units, Purchased                                      8,177.756                       -               3,045.140
Units, Transferred between Funds                     14,371.716            (465,342.447)             (4,761.296)
Units, Withdrawn                                    (23,718.308)            (28,724.217)            (95,124.748)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       519,883.393                       -           1,074,798.923
                                           ====================    ====================    ====================

                                              Van Kampen LIT
                                                Government
                                            Portfolio - Class I                                 Van Kampen
                                             Shares (Deferred          Van Kampen             Corporate Bond
OTHER CONTRACTS DIVISIONS :                        Load)              Comstock Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -             277,558.486              68,716.689
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                    465,207.863              22,835.945              11,907.443
Units, Withdrawn                                    (26,594.410)             (3,115.891)                      -
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       438,613.453             297,278.540              80,624.132
                                           ====================    ====================    ====================

                                                                        Van Kampen            Van Kampen LIT
                                                                       High Income             Money Market
                                                Van Kampen            Corporate Bond        Portfolio - Class I
                                               Reserve Fund                Fund                   Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 354,499.543           1,452,384.923             306,491.200
Units, Purchased                                              -                 419.041                       -
Units, Transferred between Funds                   (227,997.243)            (12,867.926)             25,720.660
Units, Withdrawn                                    (15,844.341)           (111,021.249)             (2,783.174)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       110,657.959           1,328,914.789             329,428.686
                                           ====================    ====================    ====================

                                              Van Kampen LIT            Van Kampen            Van Kampen LIT
                                              Domestic Income         LIT Enterprise            Government
                                            Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
                                                  Shares                  Shares                  Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 105,722.883             152,991.247                       -
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                   (105,414.898)            (17,881.868)            102,318.675
Units, Withdrawn                                       (307.985)            (44,670.043)            (10,232.889)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                                 -              90,439.336              92,085.786
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ANNUITY PERIOD:

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                              Van Kampen LIT            Van Kampen              Van Kampen
                                               Money Market            LIT Domestic           LIT Enterprise
                                            Portfolio - Class I     Income Portfolio -      Portfolio - Class I
                                             Shares (Deferred         Class I Shares             Shares
                                                  Load)              (Deferred Load)         (Deferred Load)
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  36,631.060              13,743.955              10,382.647
Units, Transferred from Accumulation                  2,386.238                                       1,160.579
Units, Annuity Benefits                              (6,014.579)            (13,743.955)             (2,037.877)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        33,002.719                       -               9,505.349
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                Van Kampen
                                              LIT Government
                                             Portfolio - Class
                                                 I Shares               Van Kampen              Van Kampen
                                              (Deferred Load)         Comstock Fund            Reserve Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -               2,200.820               6,411.660
Units, Transferred from Accumulation                 12,188.960                 295.572                       -
Units, Annuity Benefits                                (811.106)               (313.233)               (774.726)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        11,377.854               2,183.159               5,636.934
                                           ====================    ====================    ====================

                                                                    Van Kampen             Van Kampen
                                         Van Kampen High            LIT Money              LIT Domestic
                                         Income Corporate       Market Portfolio -      Income Portfolio -
                                            Bond Fund             Class I Shares          Class I Shares
                                       --------------------    --------------------    --------------------
Units, at the Beginning of the Year              25,956.258              12,143.302               9,384.257
Units, Transferred from Accumulation              2,363.158               2,001.127                       -
Units, Annuity Benefits                         (10,853.345)             (2,284.638)             (9,384.257)
                                       --------------------    --------------------    --------------------
Units, at the End of the Year                    17,466.071              11,859.791                       -
                                       ====================    ====================    ====================

                                                                   Van Kampen
                                            Van Kampen                 LIT
                                          LIT Enterprise            Government
                                        Portfolio - Class I     Portfolio - Class I
                                              Shares                  Shares
                                       --------------------    --------------------
Units, at the Beginning of the Year               4,364.958                       -
Units, Transferred from Accumulation                      -               9,384.064
Units, Annuity Benefits                          (1,437.312)                      -
                                       --------------------    --------------------
Units, at the End of the Year                     2,927.646               9,384.064
                                       ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                         DIVISIONS                                   UNITS         UNIT VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------
GENERATIONS DIVISIONS:
Van Kampen Life Investment Trust - Class I Shares:
      Domestic Income Portfolio
      2002                                                                   -   $   11.120068   $           -
      2001                                                         468,951.028       11.301930       5,300,051
      Emerging Growth Portfolio
      2002                                                       2,135,547.067        8.652620      18,478,077
      2001                                                       2,702,703.196       12.996912      35,126,796
      Enterprise Portfolio
      2002                                                       1,201,645.898       12.140491      14,588,571
      2001                                                       1,460,167.929       17.421713      25,438,627
      Government Portfolio
      2002                                                         929,910.340       12.121669      11,272,066
      2001                                                         543,214.486       11.214351       6,091,798
      Growth and Income Portfolio
      2002                                                       6,176,880.729        7.133185      44,060,833
      2001                                                       5,717,702.838        8.461093      48,378,015
      Money Market Portfolio
      2002                                                         624,707.360        9.127880       5,702,254
      2001                                                         723,757.184        9.144985       6,618,749
      Strategic Stock Portfolio
      2002                                                                   -        6.314142               -
      2001                                                       1,672,410.264        6.132905      10,256,733
The Universal Institutional Funds, Inc. - Class I Shares:
      Emerging Markets Equity Portfolio
      2002                                                         466,042.664        3.290618       1,533,568
      2001                                                         619,792.355        3.663050       2,270,330
      Equity Growth Portfolio
      2002                                                       1,638,269.591        5.231628       8,570,817
      2001                                                       2,049,514.426        7.354924      15,074,023
      Global Equity Portfolio
      2002                                                       1,020,578.712        5.602281       5,717,568
      2001                                                       1,186,007.272        6.833924       8,105,084
      International Magnum Portfolio
      2002                                                         917,641.613        3.976975       3,649,437
      2001                                                       1,202,730.675        4.848276       5,831,171
      Core Plus Fixed Income Portfolio
      2002                                                         573,834.626        6.976696       4,003,470
      2001                                                         606,065.697        6.592070       3,995,227
      High Yield Portfolio
      2002                                                       1,065,186.935        4.620370       4,921,558
      2001                                                       1,335,820.783        5.052879       6,749,740
      Mid Cap Value Portfolio
      2002                                                       1,691,178.339        6.600311      11,162,303
      2001                                                       2,133,995.468        9.299459      19,845,003
      Value Portfolio
      2002                                                       1,882,791.097        5.171199       9,736,288
      2001                                                       2,053,023.165        6.736763      13,830,731
      U.S. Real Estate Portfolio
      2002                                                         351,468.951        9.922659       3,487,506
      2001                                                         399,000.946       10.142403       4,046,828

PLATINUM INVESTOR DIVISIONS:
Aim Variable Insurance Funds - Class I Shares:
      AIM V.I. International Growth Fund
      2002                                                         328,473.372   $    6.734422       2,212,078
      2001                                                         368,194.689        8.094862       2,980,485
      AIM V.I. Premier Equity Fund
      2002                                                       1,386,066.744        5.805666       8,047,041
      2001                                                       1,573,032.898        8.437933      13,273,146
American Century Variable Portfolios, Inc.:
      VP Value Fund
      2002                                                         204,070.996       10.333508       2,108,769
      2001                                                         103,695.591       11.986882       1,242,987
Ayco Series Trust:
      Ayco Growth Fund
      2002                                                          28,269.754        6.536602         184,788
      2001                                                          15,280.445        9.371620         143,203

                                                              INVESTMENT
                                                                INCOME      EXPENSE      TOTAL
                         DIVISIONS                               RATIO       RATIO       RETURN
-------------------------------------------------------------------------------------------------
GENERATIONS DIVISIONS:
Van Kampen Life Investment Trust - Class I Shares:
      Domestic Income Portfolio
      2002                                                         14.00%      1.40%        -1.61%
      2001                                                          6.88%      1.40%         8.44%
      Emerging Growth Portfolio
      2002                                                          0.36%      1.40%       -33.43%
      2001                                                          0.10%      1.40%       -32.45%
      Enterprise Portfolio
      2002                                                          0.49%      1.40%       -30.31%
      2001                                                          0.19%      1.40%       -21.53%
      Government Portfolio
      2002                                                          2.94%      1.40%         8.09%
      2001                                                          6.34%      1.40%         5.43%
      Growth and Income Portfolio
      2002                                                          0.99%      1.40%       -15.69%
      2001                                                          0.06%      1.40%        -7.13%
      Money Market Portfolio
      2002                                                          1.15%      1.40%        -0.19%
      2001                                                          3.70%      1.40%         2.23%
      Strategic Stock Portfolio
      2002                                                          4.71%      1.40%         2.96%
      2001                                                          2.00%      1.40%        -0.33%
The Universal Institutional Funds, Inc. - Class I Shares:
      Emerging Markets Equity Portfolio
      2002                                                          0.00%      1.40%       -10.17%
      2001                                                          0.00%      1.40%        -7.80%
      Equity Growth Portfolio
      2002                                                          0.15%      1.40%       -28.87%
      2001                                                          0.00%      1.40%       -16.30%
      Global Equity Portfolio
      2002                                                          1.13%      1.40%       -18.02%
      2001                                                          1.00%      1.40%        -8.34%
      International Magnum Portfolio
      2002                                                          0.86%      1.40%       -17.97%
      2001                                                          0.45%      1.40%       -20.42%
      Core Plus Fixed Income Portfolio
      2002                                                          4.03%      1.40%         5.83%
      2001                                                          4.25%      1.40%         7.79%
      High Yield Portfolio
      2002                                                          8.26%      1.40%        -8.56%
      2001                                                         10.36%      1.40%        -5.81%
      Mid Cap Value Portfolio
      2002                                                          0.00%      1.40%       -29.02%
      2001                                                          0.00%      1.40%        -4.50%
      Value Portfolio
      2002                                                          0.91%      1.40%       -23.24%
      2001                                                          0.94%      1.40%         0.84%
      U.S. Real Estate Portfolio
      2002                                                          3.20%      1.40%        -2.17%
      2001                                                          3.68%      1.40%         8.31%

PLATINUM INVESTOR DIVISIONS:
Aim Variable Insurance Funds - Class I Shares:
      AIM V.I. International Growth Fund
      2002                                                          0.56%      1.35%       -16.81%
      2001                                                          0.31%      1.35%       -24.57%
      AIM V.I. Premier Equity Fund
      2002                                                          0.31%      1.35%       -31.20%
      2001                                                          0.12%      1.35%       -13.74%
American Century Variable Portfolios, Inc.:
      VP Value Fund
      2002                                                          5.94%      1.35%       -13.79%
      2001                                                          0.02%      1.35%         8.50%
Ayco Series Trust:
      Ayco Growth Fund
      2002                                                          0.41%      1.35%       -30.25%
      2001                                                          0.63%      1.35%       -11.02%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                         DIVISIONS                                            UNITS        UNIT VALUE
-------------------------------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
Credit Suisse Trust:
      Small Company Growth Portfolio
      2002                                                                   49,797.14    $    4.976008
      2001                                                                  27,601.175         7.660004
Dreyfus Investment Portfolios - Initial Shares:
      MidCap Stock Portfolio
      2002                                                                  88,491.002         8.078256
      2001                                                                  51,193.514         9.357262
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares:
      2002                                                                 578,553.171         5.565837
      2001                                                                 733,120.949         7.939849
Dreyfus Variable Investment Fund: - Initial Shares:
      Quality Bond Portfolio
      2002                                                                 693,468.471        12.541563
      2001                                                                 611,881.315        11.796031
      Small Cap Portfolio
      2002                                                                 483,579.253         9.169730
      2001                                                                 499,985.117        11.492227
Fidelity Variable Insurance Products Fund - Service Class 2:
      VIP Asset Manager Portfolio
      2002                                                                 115,112.756         8.240348
      2001                                                                  49,827.869         9.181368
      VIP Contrafund Portfolio
      2002                                                                 284,940.301         7.378564
      2001                                                                 167,875.923         8.273523
      VIP Equity-Income Portfolio
      2002                                                                 414,955.429         7.719794
      2001                                                                 312,487.777         9.444806
      VIP Growth Portfolio
      2002                                                                 438,677.038         4.979747
      2001                                                                 526,862.074         7.241377
Franklin Templeton Variable Insurance Products Trust - Class 2:
      Templeton Foreign Securities Fund
      2002                                                                 162,294.483         7.071438
      2001                                                                 199,319.779         8.801352
      Templeton Global Asset Allocation Fund
      2002                                                                 187,841.137         8.783380
      2001                                                                 221,591.314         9.311376
JPMorgan Series Trust II:
      JPMorgan Small Company Portfolio
      2002                                                                  29,399.604         6.611844
      2001                                                                  11,730.941         8.553916
Janus Aspen Series - Service Shares:
      Aggressive Growth Portfolio
      2002                                                                 210,250.543         3.276846
      2001                                                                 176,557.709         4.620727
      International Growth Portfolio
      2002                                                                  49,181.693         4.951477
      2001                                                                  45,032.676         6.760148
      Worldwide Growth Portfolio
      2002                                                                 167,585.363         5.034316
      2001                                                                 142,778.098         6.868560
MFS Variable Insurance Trust:
      MFS Capital Opportunities Series
      2002                                                                 312,417.270         4.667408
      2001                                                                 251,397.701         6.728657
      MFS Emerging Growth Series
      2002                                                                 909,437.891         5.675428
      2001                                                               1,119,192.619         8.684735
      MFS New Discovery Series
      2002                                                                 118,547.150         5.897566
      2001                                                                  87,584.742         8.743571

                                                                                      INVESTMENT      EXPENSE       TOTAL
                         DIVISIONS                                    NET ASSETS     INCOME RATIO      RATIO       RETURN
--------------------------------------------------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
Credit Suisse Trust:
      Small Company Growth Portfolio
      2002                                                           $    247,791            0.00%        1.35%     -35.04%
      2001                                                                211,425            0.00%        1.35%     -14.96%
Dreyfus Investment Portfolios - Initial Shares:
      MidCap Stock Portfolio
      2002                                                                714,853            0.36%        1.35%     -13.67%
      2001                                                                479,031            0.32%        1.35%       0.15%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares:
      2002                                                              3,220,133            0.19%        1.35%     -29.90%
      2001                                                              5,820,870            0.06%        1.35%      23.62%
Dreyfus Variable Investment Fund: - Initial Shares:
      Quality Bond Portfolio
      2002                                                              8,697,179            5.27%        1.35%       6.32%
      2001                                                              7,217,770            6.32%        1.35%       5.25%
      Small Cap Portfolio
      2002                                                              4,434,291            0.05%        1.35%     -20.21%
      2001                                                              5,745,943            0.45%        1.35%       7.38%
Fidelity Variable Insurance Products Fund - Service Class 2:
      VIP Asset Manager Portfolio
      2002                                                                948,569            2.98%        1.35%     -10.25%
      2001                                                                457,488            0.00%        1.35%      -2.64%
      VIP Contrafund Portfolio
      2002                                                              2,102,450            0.65%        1.35%     -10.82%
      2001                                                              1,388,925            0.06%        1.35%     -13.65%
      VIP Equity-Income Portfolio
      2002                                                              3,203,371            1.77%        1.35%     -18.26%
      2001                                                              2,951,386            0.36%        1.35%      -6.50%
      VIP Growth Portfolio
      2002                                                              2,184,500            0.17%        1.35%     -31.23%
      2001                                                              3,815,207            0.00%        1.35%     -18.98%
Franklin Templeton Variable Insurance Products Trust - Class 2:
      Templeton Foreign Securities Fund
      2002                                                              1,147,655            1.77%        1.35%     -19.66%
      2001                                                              1,754,283            2.60%        1.35%     -17.13%
      Templeton Global Asset Allocation Fund
      2002                                                              1,649,880            1.82%        1.35%      -5.67%
      2001                                                              2,063,320            1.45%        1.35%     -11.16%
JPMorgan Series Trust II:
      JPMorgan Small Company Portfolio
      2002                                                                194,385            0.20%        1.35%     -22.70%
      2001                                                                100,345            0.01%        1.35%      -1.58%
Janus Aspen Series - Service Shares:
      Aggressive Growth Portfolio
      2002                                                                688,959            0.00%        1.35%     -29.08%
      2001                                                                815,825            0.00%        1.35%     -40.41%
      International Growth Portfolio
      2002                                                                243,522            0.65%        1.35%     -26.75%
      2001                                                                304,428            0.92%        1.35%     -24.20%
      Worldwide Growth Portfolio
      2002                                                                843,678            0.62%        1.35%     -26.70%
      2001                                                                980,680            0.34%        1.35%     -23.66%
MFS Variable Insurance Trust:
      MFS Capital Opportunities Series
      2002                                                              1,458,179            0.05%        1.35%     -30.63%
      2001                                                              1,691,569            0.00%        1.35%     -24.52%
      MFS Emerging Growth Series
      2002                                                              5,161,449            0.00%        1.35%     -34.65%
      2001                                                              9,719,891            0.00%        1.35%     -34.39%
      MFS New Discovery Series
      2002                                                                699,140            0.00%        1.35%     -32.55%
      2001                                                                765,804            0.00%        1.35%      -6.31%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                        INVESTMENT
                       DIVISIONS                              UNITS       UNIT VALUE     NET ASSETS    INCOME RATIO
-----------------------------------------------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
MFS Variable Insurance Trust:
        MFS Research Series
        2002                                                178,520.56   $   5.198939   $     928,118           0.30%
        2001                                               144,384.430       6.983143       1,008,257           0.00%
Neuberger Berman Advisers Management Trust:
        Mid-Cap Growth Portfolio
        2002                                                91,627.412       4.300494         394,043           0.00%
        2001                                                53,804.237       6.169016         331,919           0.00%
Pimco Variable Insurance Trust Administrative Class:
        PIMCO Real Return Portfolio
        2002                                               403,474.685      12.891620       5,201,442           4.79%
        2001                                               234,328.769      11.092265       2,599,237           7.11%
        PIMCO Short-Term Portfolio
        2002                                               176,688.718      10.740853       1,897,788           3.24%
        2001                                                59,541.686      10.568052         629,240           3.25%
        PIMCO Total Return Portfolio
        2002                                               414,050.286      11.843692       4,903,884           5.75%
        2001                                               251,943.784      11.004642       2,772,551           3.31%
Putnam Variable Trust:
        Putnam VT Growth and Income Fund-Class IB
        2002                                               297,100.466       7.445780       2,212,145           2.31%
        2001                                               203,404.444       9.315914       1,894,898           0.94%
        Putnam VT Int'l Growth and Income Fund-Class IB
        2002                                                57,025.830       6.908444         393,960           0.54%
        2001                                                34,053.586       8.120403         276,529           3.04%
Safeco Resource Series Trust:
        RST-Equity Portfolio
        2002                                               372,490.524       5.722690       2,131,647           0.99%
        2001                                               426,021.414       7.828840       3,335,254           0.75%
        RST-Growth Opportunities Portfolio
        2002                                               320,736.957       7.757886       2,488,241           0.00%
        2001                                               357,970.011      12.616112       4,516,189           0.00%
The Universal Institutional Funds, Inc.:
        Equity Growth Portfolio
        2002                                               331,075.552       6.758214       2,237,480           0.14%
        2001                                               436,478.482       9.496324       4,144,941           0.00%
        High Yield Portfolio
        2002                                               166,067.367       7.860731       1,305,411           9.30%
        2001                                               167,070.246       8.592259       1,435,511          11.64%
Valic Company I:
        International Equities Fund
        2002                                               112,590.127       6.049416         681,105           0.32%
        2001                                               125,217.813       7.550523         945,460           2.19%
        MidCap Index Fund
        2002                                               508,632.258      10.387810       5,283,575           0.66%
        2001                                               625,471.369      12.372740       7,738,795           0.81%
        Money Market Fund
        2002                                             1,548,320.951      10.888400      16,858,737           1.18%
        2001                                             1,708,677.334      10.900341      18,625,166           4.24%
        Nasdaq-100 Index Fund
        2002                                               185,356.767       2.956932         548,088           0.00%
        2001                                               156,378.775       4.854232         759,099           0.11%
        Science & Technology Fund
        2002                                               151,064.648       2.591681         391,511           0.00%
        2001                                               105,845.850       4.393575         465,042           0.00%
        Small Cap Index Fund
        2002                                                47,112.212       7.681832         361,908           1.07%
        2001                                                29,778.434       9.833737         292,833           1.08%
        Stock Index Fund
        2002                                             1,132,364.469       6.478774       7,336,334           1.15%
        2001                                             1,285,989.984       8.466228      10,887,484           0.95%
Van Kampen Life Investment Trust - Class I Shares:
        Growth & Income Portfolio
        2002                                               176,966.419       8.239670       1,458,145           2.76%
        Strategic Stock Portfolio
        2001                                               168,076.392       9.433890       1,585,615           1.62%

                                                         EXPENSE        TOTAL
                       DIVISIONS                          RATIO        RETURN
-------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
MFS Variable Insurance Trust:
        MFS Research Series
        2002                                                  1.35%      -25.55%
        2001                                                  1.35%      -22.31%
Neuberger Berman Advisers Management Trust:
        Mid-Cap Growth Portfolio
        2002                                                  1.35%      -30.29%
        2001                                                  1.35%      -19.72%
Pimco Variable Insurance Trust Administrative Class:
        PIMCO Real Return Portfolio
        2002                                                  1.35%       16.22%
        2001                                                  1.35%        7.34%
        PIMCO Short-Term Portfolio
        2002                                                  1.35%        1.64%
        2001                                                  1.35%        5.03%
        PIMCO Total Return Portfolio
        2002                                                  1.35%        7.62%
        2001                                                  1.35%        6.93%
Putnam Variable Trust:
        Putnam VT Growth and Income Fund-Class IB
        2002                                                  1.35%      -20.07%
        2001                                                  1.35%       -6.78%
        Putnam VT Int'l Growth and Income Fund-Class IB
        2002                                                  1.35%      -14.92%
        2001                                                  1.35%      -19.45%
Safeco Resource Series Trust:
        RST-Equity Portfolio
        2002                                                  1.35%      -26.90%
        2001                                                  1.35%      -10.62%
        RST-Growth Opportunities Portfolio
        2002                                                  1.35%      -38.51%
        2001                                                  1.35%       17.53%
The Universal Institutional Funds, Inc.:
        Equity Growth Portfolio
        2002                                                  1.35%      -28.83%
        2001                                                  1.35%      -16.26%
        High Yield Portfolio
        2002                                                  1.35%       -8.51%
        2001                                                  1.35%       -5.76%
Valic Company I:
        International Equities Fund
        2002                                                  1.35%      -19.88%
        2001                                                  1.35%      -23.03%
        MidCap Index Fund
        2002                                                  1.35%      -16.04%
        2001                                                  1.35%       -2.28%
        Money Market Fund
        2002                                                  1.35%       -0.11%
        2001                                                  1.35%        2.29%
        Nasdaq-100 Index Fund
        2002                                                  1.35%      -39.09%
        2001                                                  1.35%      -33.39%
        Science & Technology Fund
        2002                                                  1.35%      -41.01%
        2001                                                  1.35%      -41.98%
        Small Cap Index Fund
        2002                                                  1.35%      -21.88%
        2001                                                  1.35%        0.45%
        Stock Index Fund
        2002                                                  1.35%      -23.48%
        2001                                                  1.35%      -13.39%
Van Kampen Life Investment Trust - Class I Shares:
        Growth & Income Portfolio
        2002                                                  1.35%      -12.66%
        Strategic Stock Portfolio
        2001                                                  1.35%       -0.28%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                               INVESTMENT
                                                                         UNIT         NET        INCOME     EXPENSE   TOTAL
                 DIVISIONS                               UNITS          VALUE        ASSETS       RATIO      RATIO   RETURN
-----------------------------------------------------------------------------------------------------------------------------
SELECT RESERVE DIVISIONS:
Evergreen VA - Class 1:
    OFFIT VA Emerging Markets Bond Fund (1)
    2002                                                744,276.99   $  6.542991  $  4,869,798       8.55%     0.40%   -4.22%
    High Income Fund (1)
    2002                                             1,372,894.431      5.450396     7,482,818       8.17%     0.40%   -0.72%
    Strategic Income Fund  (1)
    2002                                                 1,232.885      6.184920         7,625      15.50%     0.40%    9.04%
    OFFIT VA U.S. Government Securities Fund (1)
    2002                                                81,155.520      6.568343       533,057       0.70%     0.40%    9.52%
LEVCO Series Trust:
    Equity Value Fund
    2002                                                32,028.445      4.600008       147,331       0.12%     0.40%  -28.51%
    2001                                                41,903.921      6.434031       269,612       0.84%     0.40%   -5.68%
Mercury HW Variable Trust:
    Mercury HW Large Cap Value VIP Portfolio
    2001                                                         -      5.508456             -       6.45%     0.40%   11.54%
    Mercury Low Duration VIP Portfolio
    2001                                                         -      5.792535             -       2.30%     0.40%    3.41%
Navallier Variable Insurance Series Fund, Inc.:
    Navellier Growth Portfolio
    2002                                               442,386.440      4.912293     2,173,132       0.19%     0.40%  -19.19%
    2001                                               502,962.963      6.078778     3,057,401       0.00%     0.40%  -28.37%
OFFIT Variable Insurance Fund, Inc.:
    VIF Emerging Markets Bond Fund
    2001                                             1,007,674.677      6.831121     6,883,549      10.56%     0.40%    2.75%
    VIF High Yield Fund
    2001                                             4,209,865.383      5.489984    23,112,094       8.83%     0.40%    7.33%
    VIF Total Return Fund
    2001                                                 1,418.517      5.672303         8,047       1.09%     0.40%    6.67%
    VIF US Government Securities Fund
    2001                                             1,970,857.134      5.997300    11,819,821       4.00%     0.40%    6.10%
Royce Capital Fund:
    Royce Premier Portfolio
    2002                                                68,293.799      7.104001       485,160       0.00%     0.40%  -14.16%
    2001                                                70,668.268      8.275396       584,808       0.00%     0.40%   20.49%
VALIC Company I:
    International Equities Fund
    2002                                                15,125.983      6.378928        96,488       0.59%     0.40%  -19.11%
    2001                                                23,271.484      7.886395       183,528       3.43%     0.40%  -22.29%
    Mid Cap Index Fund
    2002                                                15,472.272      8.810853       136,324       0.83%     0.40%  -15.24%
    2001                                                26,641.449     10.395061       276,940       0.62%     0.40%   -1.34%
    Money Market Fund
    2002                                                79,927.521      5.829242       465,917       1.15%     0.40%    0.84%
    2001                                               219,247.056      5.780450     1,267,346       3.62%     0.40%    3.27%
    Stock Index Fund
    2002                                                45,477.245      6.785614       308,591       1.20%     0.40%  -22.74%
    2001                                                46,316.149      8.783199       406,803       1.10%     0.40%  -12.55%

VARIETY PLUS DIVISIONS:
Van Kampen Life Investment Trust - Class I Shares:
    Van Kampen LIT Money Market Portfolio
    2002                                                         -      1.786849             -       0.19%     1.55%   -0.34%
    2001                                               112,138.631      1.792881       201,051       0.12%     1.55%    2.08%
    Van Kampen LIT Domestic Income Portfolio
    2002                                                         -      2.170024             -      14.23%     1.55%   -1.76%
    2001                                                89,465.049      2.208826       197,613       7.32%     1.55%    8.27%
    Van Kampen LIT Enterprise Portfolio
    2002                                               292,450.122      2.366875       692,193       0.27%     1.55%  -30.42%
    2001                                               166,516.919      3.401599       566,423       0.23%     1.55%  -21.65%
    Van Kampen LIT Government Portfolio
    2002                                               130,980.200      2.391177       313,197       2.88%     1.55%    7.93%
    2001                                                69,816.440      2.215523       154,680       6.04%     1.55%    5.27%
    Van Kampen LIT Asset Allocation Portfolio
    2002                                                     0.000      2.963105             -       7.67%     1.55%   -3.65%
    2001                                               281,340.012      3.075377       865,226       4.14%     1.55%   -3.12%

(1) Since inception in November 2002.

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                            INVESTMENT    EXPENSE      TOTAL
                DIVISIONS                        UNITS          UNIT VALUE    NET ASSETS   INCOME RATIO    RATIO       RETURN
------------------------------------------------------------------------------------------------------------------------------
VARIETY PLUS DIVISIONS - CONTINUED:
Fidelity Variable Insurance Products Fund:
    VIPFII Asset Manger Portfolio
    2002                                           49,869.64  $    2.443426  $    121,853          2.76%      1.55%     -10.13%
    2001                                          86,759.585       2.718915       235,892          4.57%      1.55%      -5.57%
    VIPF Overseas Portfolio
    2002                                          43,795.952       1.515792        66,386          0.86%      1.55%     -21.51%
    2001                                          51,177.703       1.931134        98,831          8.06%      1.55%     -22.39%
    VIPFII Index 500 Portfolio
    2002                                          29,751.273       2.149657        63,955          0.78%      1.55%     -23.45%
    2001                                          66,223.592       2.808035       185,958          0.73%      1.55%     -13.46%
Neuberger Berman Advisers Management Trust:
    Balanced Portfolio
    2002                                           4,618.214       1.901062         8,780          2.45%      1.55%     -18.43%
    2001                                           4,402.701       2.330489        10,261          3.05%      1.55%     -14.70%
    Partners Portfolio
    2002                                          18,556.476       1.644336        30,513          0.60%      1.55%     -25.31%
    2001                                          24,787.875       2.201584        54,572          0.53%      1.55%      -4.33%
VALIC Company I:
    Stock Index Fund
    2002                                          94,865.775       3.130110       296,940          1.09%      1.55%     -23.63%
    2001                                         105,191.862       4.098513       431,130          0.88%      1.55%     -13.56%
    Social Awareness Fund
    2002                                             840.527       2.432319         2,044          2.59%      1.55%     -24.62%
    2001                                             841.339       3.226741         2,715          0.97%      1.55%     -12.75%
    International Equities Fund
    2002                                          35,974.636       0.877936        31,583          0.34%      1.55%     -20.04%
    2001                                          35,538.075       1.097983        39,018          1.81%      1.55%     -23.18%

WM ADVANTAGE DIVISIONS:
WM Variable Trust
    Strategic Growth Portfolio
    2002                                       1,729,512.645       0.821807     1,421,326          3.72%      1.40%     -21.63%
    2001                                       2,014,341.645       1.048653     2,112,345          2.93%      1.40%      -7.56%
    Conservative Growth Portfolio
    2002                                      25,188,909.039       0.924394    23,284,477          3.18%      1.40%     -16.69%
    2001                                      37,740,781.941       1.109624    41,878,078          3.74%      1.40%      -4.91%
    Balanced Portfolio
    2002                                      24,540,616.384       1.019824    25,027,110          2.10%      1.40%     -10.05%
    2001                                      36,886,211.865       1.133776    41,820,702          1.73%      1.40%      -1.27%
    Conservative Balanced Portfolio
    2002                                         347,399.801       1.011901       351,534          0.77%      1.40%      -3.62%
    2001                                         403,205.942       1.049939       423,342          0.88%      1.40%       0.97%
    Flexible Income Portfolio
    2002                                       1,846,155.332       1.097379     2,025,932          0.66%      1.40%       0.72%
    2001                                       2,901,985.912       1.089540     3,161,830          1.24%      1.40%       3.37%
    Equity Income Fund
    2002                                         883,513.604       1.084498       958,169          2.11%      1.40%     -13.73%
    2001                                         596,076.238       1.257055       749,301          0.77%      1.40%       6.41%
    Growth & Income Fund
    2002                                       8,953,147.212       1.956130    17,513,520          0.69%      1.40%     -22.25%
    2001                                      13,349,740.435       2.515998    33,587,921          0.33%      1.40%      -4.86%
    West Coast Equity Fund
    2002                                         837,808.019       0.978534       819,824          0.66%      1.40%     -23.63%
    2001                                         867,962.981       1.281344     1,112,160          0.45%      1.40%       5.39%
    Growth Fund
    2002                                      11,028,292.911       2.118018    23,358,123          0.00%      1.40%     -31.98%
    2001                                      16,431,695.498       3.113620    51,162,056          1.77%      1.40%     -30.04%
    Mid Cap Stock Fund
    2002                                         754,064.779       1.135508       856,246          1.99%      1.40%     -11.60%
    2001                                         859,188.609       1.284462     1,103,595          0.05%      1.40%      10.43%
    Small Cap Stock Fund
    2002                                       5,893,863.248       1.141747     6,729,301          2.58%      1.40%     -47.89%
    2001                                       8,841,766.940       2.190846    19,370,950          0.00%      1.40%     -13.95%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                            INVESTMENT    EXPENSE     TOTAL
                 DIVISIONS                        UNITS        UNIT VALUE     NET ASSETS   INCOME RATIO    RATIO      RETURN
------------------------------------------------------------------------------------------------------------------------------
WM ADVANTAGE DIVISIONS - CONTINUED:
    International Growth Fund
    2002                                        5,842,292.35  $    1.005680  $  5,875,477          1.12%      1.40%     -16.88%
    2001                                       8,563,605.682       1.209952    10,361,552          0.70%      1.40%     -18.93%
    Short Term Income Fund
    2002                                       5,743,683.945       1.396492     8,021,009          3.96%      1.40%       4.79%
    2001                                       7,917,674.612       1.332708    10,551,949          1.57%      1.40%       6.64%
    U.S. Government Securities Fund
    2002                                       8,105,155.784       1.565451    12,688,224          3.76%      1.40%       7.36%
    2001                                      11,459,193.354       1.458191    16,709,693          1.46%      1.40%       6.29%
    Income Fund
    2002                                       9,307,078.893       1.621373    15,090,247          4.53%      1.40%       8.09%
    2001                                      13,167,848.818       1.500044    19,752,353          1.78%      1.40%       6.57%
    Money Market Fund
    2002                                       5,020,380.030       1.300899     6,531,008          1.22%      1.40%      -0.03%
    2001                                       6,426,492.151       1.301237     8,362,389          3.76%      1.40%       2.34%

WM STRATEGIC ASSET MANAGER DIVSIONS:
WM Variable Trust
    Strategic Growth Portfolio
    2002                                       8,646,313.010       6.627576    57,304,096          3.89%      1.40%     -21.63%
    2001                                      11,050,599.132       8.456991    93,454,818          3.33%      1.40%      -7.56%
    Conservative Growth Portfolio
    2002                                      26,163,599.894       6.440611   168,509,569          3.23%      1.40%     -16.69%
    2001                                      33,856,563.630       7.731231   261,752,914          4.04%      1.40%      -4.91%
    Balanced Portfolio
    2002                                      34,906,844.567       6.651191   232,172,090          2.24%      1.40%     -10.05%
    2001                                      40,969,356.326       7.394383   302,943,112          1.77%      1.40%      -1.27%
    Conservative Balanced Portfolio
    2002                                       2,261,546.551       5.276989    11,934,156          0.72%      1.40%      -3.62%
    2001                                       2,351,793.582       5.475342    12,876,874          0.90%      1.40%       0.97%
    Flexible Income Portfolio
    2002                                       9,808,934.082       6.527606    64,028,857          0.62%      1.40%       0.72%
    2001                                       8,182,975.352       6.480984    53,033,732          1.10%      1.40%       3.37%
    Equity Income Fund
    2002                                       3,088,847.446       5.472040    16,902,297          2.36%      1.40%     -13.73%
    2001                                       3,246,150.397       6.342721    20,589,426          0.86%      1.40%       6.41%
    Growth & Income Fund
    2002                                       7,300,111.330       4.581510    33,445,533          0.73%      1.40%     -22.25%
    2001                                       9,551,972.874       5.892796    56,287,828          0.34%      1.40%      -4.86%
    West Coast Equity Fund
    2002                                       2,712,340.482       6.328653    17,165,462          0.61%      1.40%     -23.63%
    2001                                       3,331,295.113       8.287040    27,606,576          0.52%      1.40%       5.39%
    Growth Fund
    2002                                       5,917,083.216       4.631574    27,405,408          0.00%      1.40%     -31.98%
    2001                                       8,330,605.412       6.808698    56,720,576          1.91%      1.40%     -30.04%
    Mid Cap Stock Fund
    2002                                         915,142.688       5.677493     5,195,716          2.30%      1.40%     -11.60%
    2001                                         823,142.998       6.422268     5,286,444          0.06%      1.40%      10.43%
    Small Cap Stock Fund
    2002                                       1,002,626.559       3.508916     3,518,132          2.71%      1.40%     -47.89%
    2001                                       1,240,993.128       6.733079     8,355,704          0.00%      1.40%     -13.95%
    International Growth Fund
    2002                                         643,141.049       3.598477     2,314,327          1.16%      1.40%     -16.88%
    2001                                         781,327.828       4.329378     3,382,662          0.79%      1.40%     -18.93%
    Short Term Income Fund
    2002                                         816,941.328       6.198428     5,063,752          3.60%      1.40%       4.79%
    2001                                         520,841.088       5.915334     3,080,949          1.37%      1.40%       6.64%
    U.S. Government Securities Fund
    2002                                       6,054,654.976       6.296175    38,121,168          2.85%      1.40%       7.36%
    2001                                       3,747,397.969       5.864748    21,977,545          1.09%      1.40%       6.29%
    Income Fund
    2002                                       2,221,944.625       6.210005    13,798,287          4.37%      1.40%       8.09%
    2001                                       1,824,297.760       5.745288    10,481,116          1.52%      1.40%       6.57%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                       INVESTMENT   EXPENSE  TOTAL
                          DIVISIONS                              UNITS      UNIT VALUE   NET ASSETS   INCOME RATIO   RATIO   RETURN
-----------------------------------------------------------------------------------------------------------------------------------
WM STRATEGIC ASSET MANAGER DIVISIONS - CONTINUED:
WM Variable Trust
    Money Market Fund
    2002                                                     3,980,689.953  $ 5.793363  $ 23,061,582          1.29%    1.40%  -0.03%
    2001                                                     3,412,875.657    5.794891    19,777,243          3.25%    1.40%   2.34%

OTHER CONTRACTS DIVISONS
Van Kampen Life Investment Trust - Class I Shares:
    Money Market Portfolio (Non-Qualified)
    2002                                                       341,288.477    2.892003       987,007          0.00%    1.25%   0.46%
    2001                                                       318,634.502    2.878649       917,237          3.48%    1.25%   2.90%
    Money Market Portfolio (Deferred Load, Qualified)
    2002                                                         1,702.332    2.616486         4,454          0.00%    1.25%  -0.04%
    2001                                                         1,951.915    2.617456         5,109          3.48%    1.25%   2.39%
    Money Market Portfolio (Deferred Load, Non-Qualified)
    2002                                                       551,183.780    2.616486     1,442,165          0.00%    1.25%  -0.04%
    2001                                                       555,731.374    2.617456     1,454,602          3.48%    1.25%   2.39%
    Domestic Income Portfolio (Non-Qualified)
    2002                                                             0.000    4.395405             -          0.00%    1.25%  -0.97%
    2001                                                       115,107.139    4.438346       510,885          7.55%    1.25%   9.15%
    Domestic Income Portfolio (Deferred, Qualified)
    2002                                                             0.000    4.115200             -          0.00%    1.25%  -1.46%
    2001                                                         9,284.537    4.176226        38,774          7.55%    1.25%   8.60%
    Domestic Income Portfolio (Deferred, Non-Qualified)
    2002                                                             0.000    3.896021             -          0.00%    1.25%  -1.46%
    2001                                                       498,526.083    3.953801     1,971,073          7.55%    1.25%   8.60%
    Enterprise Portfolio (Non-Qualified)
    2002                                                        93,366.982    5.131923       479,152          0.48%    1.25% -29.86%
    2001                                                       157,356.205    7.316541     1,151,303          0.19%    1.25% -21.02%
    Enterprise Portfolio (Deferred, Qualified)
    2002                                                         1,236.420    4.623658         5,717          0.48%    1.25% -30.21%
    2001                                                         1,375.005    6.625028         9,109          0.19%    1.25% -21.42%
    Enterprise Portfolio (Deferred, Non-Qualified)
    2002                                                     1,083,067.852    4.653259     5,039,795          0.48%    1.25% -30.21%
    2001                                                     1,180,647.469    6.667437     7,871,893          0.19%    1.25% -21.42%
    Government Portfolio (Non-Qualified)
    2002                                                       101,469.850    4.717371       478,671          0.00%    1.25%   0.00%

    Government Portfolio (Deferred, Qualified)
    2002                                                         8,331.209    4.416699        36,796          0.00%    1.25%   0.00%

    Government Portfolio (Deferred, Non-Qualified)
    2002                                                       441,660.097    4.181460     1,846,784          0.00%    1.25%   0.00%

Van Kampen:
    Van Kampen Comstock Fund
    2002                                                       299,461.699   19.529744     5,848,410          1.76%    1.25% -20.19%
    2001                                                       279,759.306   24.470586     6,845,874          1.34%    1.25%  -2.53%
    Van Kampen Corporate Bond Fund
    2002                                                        80,624.132    5.946953       479,467          5.64%    1.25%   2.62%
    2001                                                        68,716.689    5.795332       398,236          6.37%    1.25%   8.63%
    Van Kampen Reserve Fund
    2002                                                       116,294.893    4.170369       484,992          0.79%    1.25%   0.24%
    2001                                                       360,911.203    4.160330     1,501,510          3.33%    1.25%   2.64%
    Van Kampen High Income Corporate Bond Fund
    2002                                                     1,346,380.860    4.162601     5,604,446         11.20%    1.25% -10.15%
    2001                                                     1,478,341.181    4.633009     6,849,168         12.43%    1.25%  -3.40%

[PRICEWATERHOUSECOOPERS LETTERHEAD]
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account VL-R

In our opinion, the accompanying statements of net assets and the related statements of operations and statements of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account VL-R at December 31, 2002, the results of each of their operations and changes in net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
------------------------------


April 8, 2003


                                     VL-R 1

[ERNST & YOUNG LETTERHEAD]


                         REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

We have audited the accompanying statement of changes in net assets of American General Life Insurance Company Separate Account VL-R (comprised of the Funds listed in Note A) for the period ended December 31, 2001. The financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the change in net assets for the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
                                                           ---------------------

March 7, 2002


                   A MEMBER PRACTICE OF ERNST & YOUNG GLOBAL

                                     VL-R 2

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                                  All Divisions
                                                                  --------------
STATEMENT OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market (cost $289,645,022)          $ 241,918,353
   Due from American General Life Insurance Company                     (11,770)
                                                                  -------------

      NET ASSETS                                                  $ 241,906,583
                                                                  =============

STATEMENT OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                    $   4,231,472

EXPENSES:
   Mortality and expense risk                                         1,608,056
                                                                  -------------
      NET INVESTMENT INCOME                                           2,623,416
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                 (17,167,383)
   Capital gain distributions from mutual funds                       1,215,372
   Net unrealized depreciation of investments                       (24,423,787)
                                                                  --------------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS               (40,375,798)
                                                                  --------------

      DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (37,752,382)
                                                                  ==============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  --------------------------------
                                                                       2002               2001
                                                                  --------------------------------
OPERATIONS:
   Net investment income                                          $   2,623,416      $   1,598,530
   Net realized loss on investments                                 (17,167,383)        (8,107,870)
   Capital gain distributions from mutual funds                       1,215,372          3,916,718
   Net unrealized depreciation of investments                       (24,423,787)       (10,876,428)
                                                                  -------------      -------------
      Decrease in net assets resulting from operations              (37,752,382)       (13,469,050)
                                                                  -------------      -------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                     135,366,443        132,417,354
   Net transfers                                                    (11,140,647)        (2,101,495)
   Internal rollovers                                                 4,680,779          7,573,230
   Cost of insurance and other charges                              (32,425,215)       (22,663,523)
   Administrative charges                                            (6,055,937)        (5,578,122)
   Policy loans                                                      (2,804,643)        (6,649,582)
   Terminations and withdrawals                                     (16,649,852)        (5,530,750)
                                                                  -------------      -------------
      Increase in net assets resulting from principal
       transactions                                                  70,970,928         97,467,112
                                                                  -------------      -------------
   TOTAL INCREASE IN NET ASSETS                                      33,218,546         83,998,062

NET ASSETS:
   Beginning of year                                                208,688,037        124,689,975
                                                                  -------------      -------------
   End of year                                                    $ 241,906,583      $ 208,688,037
                                                                  =============      =============

See accompanying notes.

                                     VL-R 3

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                     STATEMENTS OF NET ASSETS
                                                                             December 31, 2002

                                              AIM V.I.          AIM V.I.         AIM V.I.
                                             Capital         International       Premier              American        Ayco Series
                                           Appreciation         Growth           Equity               Century            Trust
                                               Fund              Fund             Fund             VP Value Fund     Growth Fund
                                         ----------------   --------------   ---------------       -------------   ---------------
ASSETS:
     Investment securities - at market   $              -   $    3,469,633   $     9,835,575       $   5,186,591   $     7,223,513
     Due from (to) American General
       Life Insurance Company                           -              353              (743)             (1,716)             (331)
                                         ----------------   --------------   ---------------       -------------   ---------------

         NET ASSETS                      $              -   $    3,469,986   $     9,834,832       $   5,184,875   $     7,223,182
                                         ================   ==============   ===============       =============   ===============

                                                               Deutsche        Deutsche
                                                                 Asset           Asset
                                                            Management VIT   Management VIT         Dreyfus IP      Dreyfus VIF
                                          Credit Suisse      Scudder VIT      Scudder VIT          MidCap Stock     Quality Bond
                                         Small Cap Growth    EAFE Equity         Equity             Portfolio -      Portfolio -
                                             Portfolio       Index Fund      500 Index Fund       Initial shares   Initial shares
                                         ----------------   --------------   ---------------      ---------------  ---------------
ASSETS:
     Investment securities - at market   $        456,946   $            -   $        11,662      $     1,701,676  $     7,652,786
     Due from (to) American General
       Life Insurance Company                          26                2                41                  (86)          (1,035)
                                         ----------------   --------------   ---------------      ---------------  ---------------

         NET ASSETS                      $        456,972   $            2   $        11,703      $     1,701,590  $     7,651,751
                                         ================   ==============   ===============      ===============  ===============

                                            Dreyfus VIF      Fidelity VIP      Fidelity VIP        Fidelity VIP     Fidelity VIP
                                             Small Cap       Asset Manager      Contrafund         Equity - Income     Growth
                                            Portfolio -       Portfolio -      Portfolio -           Portfolio -     Portfolio -
                                          Initial shares    Service Class 2  Service Class 2      Service Class 2  Service Class 2
                                         ----------------   ---------------  ---------------      ---------------- ---------------
ASSETS:
     Investment securities - at market   $      7,675,104   $     2,317,583  $     6,430,643      $     7,685,120  $     6,658,086
     Due from (to) American General
       Life Insurance Company                         804            (1,306)            (272)                  27           (1,858)
                                         ----------------   ---------------  ---------------      ---------------  ---------------

         NET ASSETS                      $      7,675,908   $     2,316,277  $     6,430,371      $     7,685,147  $     6,656,228
                                         ================   ===============  ===============      ===============  ===============

                                                                                                    Franklin
                                                                                                    Templeton          Franklin
                                             Franklin           Franklin        Franklin          - Templeton          Templeton
                                            Templeton          Templeton        Templeton           Developing       - Templeton
                                           - Franklin       - Franklin U.S.   Mutual Shares          Markets            Foreign
                                          Small Cap Fund       Government       Securities         Securities         Securities
                                            - Class 2       Fund - Class 2    Fund - Class 2      Fund - Class 2    Fund - Class 2
                                         ----------------   ---------------  ----------------     ---------------  ---------------
ASSETS:
     Investment securities - at market   $         92,658   $     8,880,802  $      4,466,944     $           867  $     4,356,725
     Due from (to) American General
       Life Insurance Company                          (2)               35              (310)               (867)             725
                                         ----------------   ---------------  ----------------     ---------------  ---------------

         NET ASSETS                      $         92,656   $     8,880,837  $      4,466,634     $             -  $     4,357,450
                                         ================   ===============  ================     ===============  ===============

                                                                                 Janus Aspen
                                          Janus Aspen         Janus Aspen          Series
                                             Series              Series           Worldwide
                                           Aggressive        International         Growth            JPMorgan
                                             Growth             Growth           Portfolio -           Small       MFS VIT Capital
                                           Portfolio -         Portfolio -         Service            Company       Opportunities
                                         Service Shares      Service Shares        Shares            Portfolio          Series
                                         ----------------   ---------------  ----------------     ---------------  ---------------
ASSETS:
     Investment securities - at market   $      1,072,643   $     1,265,575  $      2,103,400      $      319,104  $     2,128,890
     Due from (to) American General
       Life Insurance Company                      (1,911)             (756)             (858)              1,614             (853)
                                         ----------------   ---------------  ----------------      --------------  ---------------

         NET ASSETS                      $      1,070,732   $     1,264,819  $      2,102,542      $      320,718  $     2,128,037
                                         ================   ===============  ================      ==============  ===============

See accompanying notes.

                                     VL-R 4

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                                STATEMENTS OF NET ASSETS
                                                                                   December 31, 2002

                                                                                          MFS New
                                                      MFS Emerging     MFS Investors     Discovery     MFS Research     MFS Total
                                                      Growth Series    Trust Series       Series          Series      Return Series
                                                    ----------------- --------------   -------------   ------------  ---------------
ASSETS:
     Investment securities - at market                  $ 7,303,817     $        10     $ 1,672,677     $   819,547     $   664,406
     Due from (to) American General Life
       Insurance Company                                        (90)            (10)         (1,254)         (2,023)            (21)
                                                        -----------     -----------     -----------     -----------     -----------
         NET ASSETS                                     $ 7,303,727     $        --     $ 1,671,423     $   817,524     $   664,385
                                                        ===========     ===========     ===========     ===========     ===========

                                                     Neuberger Berman    Neuberger                                      PIMCO Real
                                                        AMT Mid-Cap     Berman AMT        OGIT         Oppenheimer      Portfolio -
                                                          Growth         Partners     Equity Index     High Income    Administrative
                                                         Portfolio       Portfolio      Portfolio        Fund/VA          Class
                                                    ----------------- --------------  -------------   ------------    --------------
ASSETS:
     Investment securities - at market                  $ 1,785,877    $    83,975     $        19     $   110,508      $ 6,123,058
     Due from (to) American General Life
       Insurance Company                                        978            283             (19)            (63)            (622)
                                                        -----------    -----------     -----------     -----------      -----------
         NET ASSETS                                     $ 1,786,855    $    84,258     $        --     $   110,445      $ 6,122,436
                                                        ===========    ===========     ===========     ===========      ===========

                                                                                                                       Putnam VT
                                                                        PIMCO Total                                  International
                                                     PIMCO Short-Term     Return        Putnam VT      Putnam VT        Growth
                                                        Portfolio -     Portfolio -    Diversified     Growth and     and Income
                                                      Administrative  Administrative  Income Fund -   Income Fund       Fund -
                                                          Class            Class        Class IB       - Class IB      Class IB
                                                    ----------------- --------------  -------------  -------------   -------------
ASSETS:
     Investment securities - at market                $ 2,443,191       $ 8,442,996    $ 3,587,229    $ 9,595,556     $ 4,442,717
     Due from (to) American General Life
       Insurance Company                                       54            (1,757)        (1,027)            13            (246)
                                                      -----------       -----------    -----------    -----------     -----------
         NET ASSETS                                   $ 2,443,245       $ 8,441,239    $ 3,586,202    $ 9,595,569     $ 4,442,471
                                                      ===========       ===========    ===========    ===========     ===========

                                                                        Putnam VT       Putnam VT                       SAFECO RST-
                                                      Putnam VT Small     Vista         Voyager         SAFECO RST -      Growth
                                                     Cap Value Fund -     Fund -         Fund -           Equity       Opportunities
                                                         Class IB        Class IB       Class IB         Portfolio       Portfolio
                                                    -----------------  ------------   ------------     -------------  --------------
ASSETS:
     Investment securities - at market                 $   261,685     $    52,081     $   211,574      $ 2,813,583     $ 3,733,914
     Due from (to) American General Life
       Insurance Company                                       217             404            (472)               7             (36)
                                                       -----------     -----------     -----------      -----------     -----------
         NET ASSETS                                    $   261,902     $    52,485     $   211,102      $ 2,813,590     $ 3,733,878
                                                       ===========     ===========     ===========      ===========     ===========

                                                                                       SunAmerica      SunAmerica
                                                                                       Aggressive      SunAmerica
                                                         Scudder      Scudder Small      Growth         Balanced      UIF Equity
                                                      International     Cap Value      Portfolio-      Portfolio        Growth
                                                        Portfolio       Portfolio      Class A (1)     Class A (1)    Portfolio
                                                    ----------------- --------------  -------------  -------------  --------------
ASSETS:
     Investment securities - at market                 $        3      $        1       $   17,462      $   92,458    $3,454,973
     Due from (to) American General Life
       Insurance Company                                       --              (1)             624             263           805
                                                       ----------      ----------       ----------      ----------    ----------
         NET ASSETS                                    $        3      $       --       $   18,086      $   92,721    $3,455,778
                                                       ==========      ==========       ==========      ==========    ==========

(1) Since inception date of July 2002.

See accompanying notes.

                                     VL-R 5

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                        STATEMENTS OF NET ASSETS
                                                                                December 31, 2002

                                                               VALIC Company I  VALIC Company I  VALIC Company I   VALIC Company I
                                                UIF High Yield   International   Mid Cap Index    Money Market I  Nasdaq - 100 Index
                                                  Portfolio     Equities Fund         Fund             Fund             Fund
                                                --------------  --------------- ---------------  ---------------  ------------------
ASSETS:
  Investment securities - at market              $   1,376,959   $   1,329,442    $  8,742,865    $   41,942,641    $     1,289,502
  Due from (to) American General Life Insurance
   Company                                              (1,229)          1,002            (513)              294                826
                                                 -------------   -------------    ------------    --------------    ---------------
     NET ASSETS                                  $   1,375,730   $   1,330,444    $  8,742,352    $   41,942,935    $     1,290,328
                                                 =============   =============    ============    ==============    ===============

                                                                                                   Van Kampen LIT     Van Kampen LIT
                                                 VALIC Company I VALIC Company I VALIC Company I  Emerging Growth       Government
                                                    Science &    Small Cap Index     Stock       Portfolio - Class I    Portfolio -
                                                 Technology Fund     Fund           Index Fund        Shares          Class I Shares
                                                 --------------- --------------- --------------- -------------------  --------------
ASSETS:
  Investment securities - at market               $    421,105     $ 1,688,585    $ 28,617,377     $      71,267       $    135,882
  Due from (to) American General Life Insurance
   Company                                                  65              16             591               131                320
                                                  ------------     -----------    ------------     -------------       ------------
     NET ASSETS                                   $    421,170     $ 1,688,601    $ 28,617,968     $      71,398       $    136,202
                                                  ============     ===========    ============     =============       ============

                                                    Van Kampen LIT     Van Kampen LIT
                                                      Growth and       Strategic Stock    Vanguard VIF High  Vanguard VIF
                                                  Income Portfolio -  Portfolio - Class I     Yield Bond      REIT Index
                                                    Class I Shares         Shares              Portfolio      Portfolio
                                                  ------------------  ------------------- -----------------  ------------
ASSETS:
  Investment securities - at market                $    2,102,939       $            -       $  2,239,355    $ 3,254,591
  Due from (to) American General Life Insurance
   Company                                                  2,694                    -             (1,086)        (1,611)
                                                   --------------       --------------       ------------    -----------
     NET ASSETS                                    $    2,105,633       $            -       $  2,238,269    $ 3,252,980
                                                   ==============       ==============       ============    ===========


(1) Since inception date of June 2002.


    See accompanying notes.

                                     VL-R 6

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                            STATEMENTS OF OPERATIONS
                                          For the Year Ended December 31, 2002

                                                   AIM V.I. Capital    AIM V.I.                                        Ayco Series
                                                     Appreciation   International  AIM V.I. Premier  American Century     Trust
                                                        Fund         Growth Fund      Equity Fund     VP Value Fund    Growth Fund
                                                   ---------------- -------------  ----------------  ----------------  ------------
INVESTMENT INCOME:
  Dividends from mutual funds                      $           -    $     22,554   $       39,223    $      180,339    $    25,994

EXPENSES:
  Mortality and expense risk                                  18          27,255           84,560            29,597         38,858
                                                   -------------    ------------   --------------    --------------    -----------
      NET INVESTMENT INCOME (LOSS)                           (18)         (4,701)         (45,337)          150,742        (12,864)
                                                   -------------    ------------   --------------    --------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on investments                (2,823)       (719,072)      (1,867,250)          (73,600)      (214,090)
   Capital gain distributions from mutual funds                -               -                -             9,080              -
   Net unrealized appreciation (depreciation) of
    investments                                            2,179          57,613       (2,564,149)         (729,490)    (2,624,547)
                                                   -------------    ------------   --------------    --------------    -----------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                                (644)       (661,459)      (4,431,399)         (794,010)    (2,838,637)
                                                   -------------    ------------   --------------    --------------    -----------

      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                   $        (662)   $   (666,160)  $   (4,476,736)   $     (643,268)   $(2,851,501)
                                                   =============    ============   ==============    ==============    ===========



                                                   Credit Suisse  Management VIT  Management VIT                      Dreyfus VIF
                                                     Small Cap      Scudder VIT     Scudder VIT  Dreyfus IP MidCap   Quality Bond
                                                      Growth        EAFE Equity     Equity 500    Stock Portfolio -    Portfolio -
                                                     Portfolio      Index Fund      Index Fund     Initial shares    Initial shares
                                                   -------------  --------------  -------------- -----------------  ---------------
INVESTMENT INCOME:
  Dividends from mutual funds                      $           -  $          -    $         138   $        4,995    $      409,713
EXPENSES:
  Mortality and expense risk                               3,542            49              119            7,985            59,130
                                                   -------------  ------------    -------------   --------------    --------------
      NET INVESTMENT INCOME (LOSS)                        (3,542)          (49)              19           (2,990)          350,583
                                                   -------------  ------------    -------------   --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on investments                (36,230)      (19,822)         (39,381)          (2,154)          178,135
  Capital gain distributions from mutual funds                 -             -                -                -                 -
  Net unrealized appreciation (depreciation) of
   investments                                          (159,536)       16,942           28,488         (188,669)          (12,194)
                                                   -------------  ------------    -------------   --------------    --------------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                            (195,766)       (2,880)         (10,893)        (190,823)          165,941
                                                   -------------  ------------    -------------   --------------    --------------
      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                   $    (199,308) $     (2,929)   $     (10,874)  $     (193,813)   $      516,524
                                                   =============  ============    =============   ==============    ==============

See accompanying notes.

                                     VL-R 7

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                              STATEMENTS OF OPERATIONS
                                                                         For the Year Ended December 31, 2002

                                                     Dreyfus VIF    Fidelity VIP   Fidelity VIP     Fidelity VIP     Fidelity VIP
                                                      Small Cap    Asset Manager    Contrafund     Equity Income   Growth Portfolio
                                                     Portfolio -    Portfolio -     Portfolio -     Portfolio -       Portfolio -
                                                      Initial         Service         Service         Service           Service
                                                       shares         Class 2         Class 2         Class 2           Class 2
                                                 ----------------- -------------   ------------    -------------   ----------------
INVESTMENT INCOME:
    Dividends from mutual funds                     $      3,921   $      16,152   $     29,197    $     101,955   $          7,600

EXPENSES:
    Mortality and expense risk                            55,681           8,258         32,630           44,168             37,304
                                                    ------------   -------------   ------------    -------------   ----------------
      NET INVESTMENT INCOME (LOSS)                       (51,760)          7,894         (3,433)          57,787            (29,704)
                                                    ------------   -------------   ------------    -------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net realized loss on investments                  (1,983,843)        (16,496)       (72,725)        (271,361)          (133,229)
    Capital gain distributions from mutual funds               -               -              -          126,755                  -
    Net unrealized appreciation (depreciation)
     of investments                                      336,267         (83,076)      (606,601)      (1,450,751)        (2,054,440)
                                                    ------------   -------------   ------------    -------------   ----------------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                          (1,647,576)        (99,572)      (679,326)      (1,595,357)        (2,187,669)
                                                    ------------   -------------   ------------    -------------   ----------------

        DECREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                 $ (1,699,336)  $     (91,678)  $   (682,759)   $  (1,537,570)  $     (2,217,373)
                                                    ============   =============   ============    =============   ================
                                                                                                     Franklin
                                                                                                    Templeton -        Franklin
                                                     Franklin        Franklin        Franklin        Templeton        Templeton -
                                                   Templeton -      Templeton -     Templeton -      Developing        Templeton
                                                  Franklin Small   Franklin U.S.   Mutual Shares      Markets           Foreign
                                                    Cap Fund -      Government       Securities     Securities         Securities
                                                     Class 2       Fund - Class 2  Fund - Class 2  Fund - Class 2    Fund - Class 2
                                                  --------------   --------------  --------------  --------------   ---------------
INVESTMENT INCOME:
   Dividends from mutual funds                    $          265   $     956,492   $       1,675   $           30   $         1,551

EXPENSES:
   Mortality and expense risk                                666          81,989           8,208               (4)            8,182
                                                  --------------   -------------   -------------   --------------   ---------------
      NET INVESTMENT INCOME (LOSS)                          (401)        874,503          (6,533)              34            (6,631)
                                                  --------------   -------------   -------------   --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                       (7,085)        (24,566)         (1,429)            (435)           (8,250)
   Capital gain distributions from mutual funds                -               -           2,874                -                 -
   Net unrealized appreciation (depreciation) of
     investments                                         (26,248)        152,493          70,209              394           101,832
                                                  --------------   -------------   -------------   --------------   ---------------
      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                             (33,333)        127,927          71,654              (41)           93,582
                                                  --------------   -------------   -------------   --------------   ---------------

      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                  $      (33,734)  $   1,002,430   $      65,121   $           (7)  $        86,951
                                                  ==============   =============   =============   ==============   ===============

See accompanying notes.

                                     VL-R 8

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                          STATEMENTS OF OPERATIONS
                                                                    For the Year Ended December 31, 2002

                                            Janus Aspen          Janus Aspen         Janus Aspen
                                         Series Agressive   Series International   Series Worldwide     JPMorgan     MFS Captial
                                        Growth Portfolio -   Growth Portfolio -   Growth Portfolio -  Small Company  Opportunity
                                          Service Shares       Service Shares       Service Shares      Portfolio       Series
                                        ------------------  --------------------  ------------------  -------------  -------------
INVESTMENT INCOME:
   Dividends from mutual funds             $         -           $     9,184         $    12,732      $       489    $       842

EXPENSES:
   Mortality and expense risk                    7,003                 8,739              12,077            1,915         13,581
                                           -----------           -----------         -----------      -----------    -----------
      NET INVESTMENT INCOME (LOSS)              (7,003)                  445                 655           (1,426)       (12,739)
                                           -----------           -----------         -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (243,313)             (165,484)           (139,803)          (5,373)       (83,439)
   Capital gain distributions from
    mutual funds                                     -                     -                   -                -              -
   Net unrealized appreciation
    (depreciation) of investments              (94,351)             (244,489)           (404,814)         (62,087)      (632,215)
                                           -----------           -----------         -----------      -----------    -----------
      NET REALIZED AND UNREALIZED LOSS
         ON INVESTMENTS                       (337,664)             (409,973)           (544,617)         (67,460)      (715,654)
                                           -----------           -----------         -----------      -----------    -----------
      DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS         $  (344,667)          $  (409,528)        $  (543,962)     $   (68,886)   $  (728,393)
                                           ===========           ===========         ===========      ===========    ===========

                                           MFS Emerging          MFS Investors         MFS New       MFS Research  MFS Total Return
                                          Growth Series          Trust Series      Discovery Series      Series         Series
                                          -------------          -------------     ----------------  ------------- ----------------
INVESTMENT INCOME:
   Dividends from mutual funds             $         -           $        19         $         -      $     1,991    $    11,190

EXPENSES:
   Mortality and expense risk                   62,426                    (3)             11,117            5,486          4,149
                                           -----------           -----------         -----------      -----------    -----------
      NET INVESTMENT INCOME (LOSS)             (62,426)                   22             (11,117)          (3,495)         7,041
                                           -----------           -----------         -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on
    investments                             (3,807,816)               (2,146)            (48,679)        (115,976)        (4,902)
   Capital gain distributions from
    mutual funds                                     -                     -                   -                -          3,043
   Net unrealized appreciation
    (depreciation) of investments               90,927                 1,407            (538,980)        (107,759)       (33,979)
                                           -----------           -----------         -----------      -----------    -----------
      NET REALIZED AND UNREALIZED LOSS
         ON INVESTMENTS                     (3,716,889)                 (739)           (587,659)        (223,735)       (35,838)
                                           -----------           -----------         -----------      -----------    -----------
      DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS         $(3,779,315)          $      (717)        $  (598,776)     $  (227,230)   $   (28,797)
                                           ===========           ===========         ===========      ===========    ===========


See accompanying notes.

                                     VL-R 9

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                          STATEMENTS OF OPERATIONS
                                                                         For the Year Ended December 31, 2002

                                                 Neuberger Berman    Neuberger Berman   OGIT Equity   OGIT Large    OGIT Mid Cap
                                                   AMT Mid-Cap          AMT Partners      Index       Growth Cap      Growth
                                                 Growth Portfolio        Portfolio       Portfolio    Portfolio      Portfolio
                                                 ----------------    ----------------   -----------   ----------    ------------
INVESTMENT INCOME:
   Dividends from mutual funds                    $        -           $       484       $       -     $      -      $       -

EXPENSES:
   Mortality and expense risk                          9,228                   619              36           55            (29)
                                                  ----------           -----------       ---------     --------      ---------
      NET INVESTMENT INCOME (LOSS)                    (9,228)                 (135)            (36)         (55)            29
                                                  ----------           -----------       ---------     --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                  (73,540)                1,604          (3,929)      (2,105)        (1,618)
   Capital gain distributions from mutual funds            -                     -               -            -              -
   Net unrealized appreciation (depreciation) of
     investments                                    (451,849)              (25,455)          2,192        1,394          1,026
                                                  ----------           -----------       ---------     --------      ---------
      NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS                       (525,389)              (23,851)         (1,737)        (711)          (592)
                                                  ----------           -----------       ---------     --------      ---------
      INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                 $ (534,617)          $   (23,986)      $  (1,773)    $   (766)     $    (563)
                                                  ==========           ===========       =========     ========      =========

                                                                    PIMCO Real       PIMCO Short -    PIMCO Total       Putnam VT
                                                                 Return Portfolio - Term Portfolio  Return Portfolio  Diversified
                                                Oppenheimer High  Administrative    Administrative   Administrative   Income Fund -
                                                 Income Fund/VA        Class            Class           Class           Class IB
                                                ---------------- -----------------  --------------  ----------------  -------------
INVESTMENT INCOME:
   Dividends from mutual funds                    $    9,494        $   206,159       $    53,519     $    334,129     $  231,453

EXPENSES:
   Mortality and expense risk                            712             29,342            13,148           42,392         17,014
                                                  ----------        -----------       -----------     ------------     ----------
      NET INVESTMENT INCOME (LOSS)                     8,782            176,817            40,371          291,737        214,439
                                                  ----------        -----------       -----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                     (394)            83,063            (1,650)           5,381        (93,347)
   Capital gain distributions from mutual funds            -              3,336             1,277           19,770              -
   Net unrealized appreciation (depreciation) of
     investments                                     (11,331)           458,848             5,746          205,234         25,736
                                                  ----------        -----------       -----------     ------------     ----------
      NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS                        (11,725)           545,247             5,373          230,385        (67,611)
                                                  ----------        -----------       -----------     ------------     ----------
      INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                 $   (2,943)       $   722,064       $    45,744     $    522,122     $  146,828
                                                  ==========        ===========       ===========     ============     ==========

See accompanying notes

                                     VL-R 10

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                         STATEMENTS OF OPERATIONS
                                                                        For the Year Ended December 31, 2002

                                                 ----------------------------------------------------------------------------------
                                                                      Putnam VT
                                                                    International
                                                 Putnam VT Growth    Growth and   Putnam VT Small                       Putnam VT
                                                 and Income Fund -  Income Fund - Cap Value Fund -  Putnam VT Vista  Voyager Fund -
                                                    Class IB          Class IB       Class IB       Fund - Class IB    Class IB
                                                 ----------------   ------------- ---------------   ---------------  -------------
INVESTMENT INCOME:
  Dividends from mutual funds                    $        183,573   $      23,178 $         2,461   $             -  $       1,103

EXPENSES:
  Mortality and expense risk                               62,626          27,238           1,785               415          1,595
                                                 ----------------   ------------- ---------------   ---------------  -------------
    NET INVESTMENT INCOME (LOSS)                          120,947          (4,060)            676              (415)          (492)
                                                 ----------------   ------------- ---------------   ---------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized loss on investments                       (351,798)       (151,257)              -            (4,668)        (9,038)
  Capital gain distributions from mutual funds                  -               -               -                 -              -
  Net unrealized appreciation (depreciation) of
    investments                                        (1,766,501)       (514,967)        (53,402)          (13,789)       (51,606)
                                                 ----------------   ------------- ---------------   ---------------  -------------
    NET REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS                                   (2,118,299)       (666,224)        (53,402)          (18,457)       (60,644)
                                                 ----------------   ------------- ---------------   ---------------  -------------

    DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                  $     (1,997,352)  $    (670,284)$       (52,726)  $       (18,872) $     (61,136)
                                                 ================   ============= ===============   ===============  =============

                                                                    SAFECO RST -                                      SunAmerica -
                                                                       Growth       Scudder                        Aggressive Growth
                                                    SAFECO RST-    Opportunities  International  Scudder Small Cap     Portfolio
                                                 Equity Portfolio    Portfolio     Portfolio      Value Portfolio    - Class A (1)
                                                 ----------------  -------------  -------------  ----------------- ----------------
INVESTMENT INCOME:
 Dividends from mutual funds                     $         35,479  $           -  $          11  $              11 $             19

EXPENSES:
 Mortality and expense risk                                27,790         31,934            (10)              (104)             (25)
                                                 ----------------  -------------  -------------  ----------------- ----------------
  NET INVESTMENT INCOME (LOSS)                              7,689        (31,934)            21                115               44
                                                 ----------------  -------------  -------------  ----------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized loss on investments                     (1,074,474)      (316,182)          (618)              (112)               -
  Capital gain distributions from mutual funds                  -         17,939              -                                   -
  Net unrealized appreciation (depreciation) of
   investments                                            (79,718)    (1,900,968)           249               (165)            (558)
                                                 ----------------  -------------  -------------  ----------------- ----------------
    NET REALIZED AND UNREALIZED LOSS
     ON INVESTMENTS                                    (1,154,192)    (2,199,211)          (369)              (277)            (558)
                                                 ----------------  -------------  -------------  ----------------- ----------------
    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                   $     (1,146,503) $  (2,231,145) $        (348) $            (162)$           (514)
                                                 ================  =============  =============  ================= ================

(1) Since inception date of July 2002.

       See accompanying notes.

                                    VL-R 11

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                          STATEMENTS OF OPERATIONS
                                                                         For the Year Ended December 31, 2002

                                               SunAmerica -
                                               SunAmerica                                           VALIC Company I  VALIC Company I
                                            Balanced Portfolio -  UIF Equity Growth  UIF High Yield  International    Mid Cap Index
                                                Class A (1)          Portfolio          Portfolio    Equities Fund         Fund
                                            --------------------  -----------------  -------------- ---------------  ---------------
INVESTMENT INCOME:
   Dividends from mutual funds              $                790  $           6,922  $      134,716 $         4,969  $       62,239

EXPENSES:
   Mortality and expense risk                                127             30,314          11,076          11,483          67,893
                                            --------------------  -----------------  -------------- ---------------  --------------
      NET INVESTMENT INCOME (LOSS)                           663            (23,392)        123,640          (6,514)         (5,654)
                                            --------------------  -----------------  -------------- ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                            -           (761,812)       (426,084)       (385,799)     (1,065,554)
   Capital gain distributions from
     mutual funds                                              -                  -               -               -         309,128
   Net unrealized appreciation
     (depreciation) of investments                        (2,383)          (612,195)        153,114          55,344        (846,426)
                                            --------------------  -----------------  -------------- ---------------  --------------
      NET REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS                                     (2,383)        (1,374,007)       (272,970)       (330,455)     (1,602,852)
                                            --------------------  -----------------  -------------- ---------------  --------------
      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS            $             (1,720) $      (1,397,399) $     (149,330)$      (336,969) $   (1,608,506)
                                            ====================  =================  ============== ===============  ==============

                                                 VALIC Company I   VALIC Company I VALIC Company I  VALIC Company I
                                                  Money Market I    Nasdaq - 100      Science &     Small Cap Index  VALIC Company I
                                                       Fund          Index Fund    Technology Fund       Fund       Stock Index Fund
                                                 ---------------   --------------- ---------------  --------------- ----------------
INVESTMENT INCOME:
   Dividends from mutual funds                   $       562,605   $             - $             -  $        15,902 $       321,103

EXPENSES:
   Mortality and expense risk                            321,393             9,939           3,137           11,013         182,945
                                                 ---------------   --------------- ---------------  --------------- ---------------
      NET INVESTMENT INCOME (LOSS)                       241,212            (9,939)         (3,137)           4,889         138,158
                                                 ---------------   --------------- ---------------  --------------- ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss on investments                            -          (421,034)       (100,424)         (56,190)     (1,993,346)
   Capital gain distributions from
     mutual funds                                              -                 -               -                -         705,226
   Net unrealized appreciation
     (depreciation) of investments                            (8)         (310,412)       (125,305)        (346,842)     (6,020,777)
                                                 ---------------   --------------- ---------------  --------------- ---------------
      NET REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS                                         (8)         (731,446)       (225,729)        (403,032)     (7,308,897)
                                                 ---------------   --------------- ---------------  --------------- ---------------
      INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                 $       241,204   $      (741,385)$      (228,866) $      (398,143)$    (7,170,739)
                                                 ===============   =============== ===============  =============== ===============

See accompanying notes.

                                    VL-R 12

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2002


                                                   Van Kampen LIT  Van Kampen LIT    Van Kampen LIT    Van Kampen LIT
                                                  Emerging Growth    Government        Growth and      Strategic Stock
                                                     Portfolio -     Portfolio -   Income Portfolio -     Portfolio -
                                                   Class I Shares  Class I Shares    Class I Shares     Class I Shares
                                                   --------------  --------------    --------------     --------------
INVESTMENT INCOME:
  Dividends from mutual funds                        $       250     $     1,861      $         -         $    45,965

EXPENSES:
  Mortality and expense risk                                 542             518            6,646               4,347
                                                     -----------     -----------      -----------         -----------
     NET INVESTMENT INCOME (LOSS)                           (292)          1,343           (6,646)             41,618
                                                     -----------     -----------      -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on investments                (10,775)            119          (85,747)            129,873
  Capital gain distributions from mutual funds                 -               -                -                   -
  Net unrealized appreciation (depreciation) of
   investments                                           (19,220)          3,081         (258,773)            (94,970)
                                                     -----------     -----------      -----------         -----------
     NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                              (29,995)          3,200         (344,520)             34,903
                                                     -----------     -----------      -----------         -----------

     INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      $   (30,287)    $     4,543      $  (351,166)        $    76,521
                                                     ===========     ===========      ===========         ===========


                                                      Vanguard VIF   Vanguard VIF
                                                    High Yield Bond   REIT Index
                                                       Portfolio       Portfolio
                                                   ---------------   ------------
INVESTMENT INCOME:
  Dividends from mutual funds                        $    96,097     $    58,739

EXPENSES:
  Mortality and expense risk                               9,897          16,340
                                                     -----------     -----------
     NET INVESTMENT INCOME (LOSS)                         86,200          42,399
                                                     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on investments                (62,557)           (734)
  Capital gain distributions from mutual funds                 -          16,944
  Net unrealized appreciation (depreciation) of
   investments                                            38,852        (107,359)
                                                     -----------     -----------
     NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                              (23,705)        (91,149)
                                                     -----------     -----------
     INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      $    62,495     $   (48,750)
                                                     ===========     ===========

See accompanying notes.

                                     VL-R-13

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                       STATEMENTS OF CHANGES IN NET ASSETS
           For the Years Ended December 31, 2002 and December 31, 2001

                                                                                         2002
                                                    ------------------------------------------------------------------------------
                                                      AIM V.I.
                                                      Capital          AIM V.I.         AIM V.I.        American       Ayco Series
                                                    Appreciation    International       Premier        Century VP         Trust
                                                        Fund         Growth Fund      Equity Fund      Value Fund      Growth Fund
                                                    ------------    -------------     -----------      ----------      -----------
OPERATIONS:
     Net investment income (loss)                    $       (18)    $    (4,701)     $   (45,337)     $   150,742     $   (12,864)
     Net realized gain (loss) on investments              (2,823)       (719,072)      (1,867,250)         (73,600)       (214,090)
     Capital gain distributions from mutual funds              -               -                -            9,080               -
     Net unrealized appreciation (depreciation)
       of investments                                      2,179          57,613       (2,564,149)        (729,490)     (2,624,547)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets
           resulting from operations                        (662)       (666,160)      (4,476,736)        (643,268)     (2,851,501)
                                                     -----------     -----------      -----------      -----------     -----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                              -       1,294,282        4,146,666        1,298,906       1,432,876
     Net transfers                                            59         (39,712)        (247,458)       3,310,913       2,415,380
     Internal rollovers                                        -               -                -                -               -
     Cost of insurance and other charges                    (126)       (615,430)      (2,075,303)        (582,368)       (578,108)
     Administrative charges                                    -         (41,964)        (148,848)         (59,299)        (89,109)
     Policy loans                                              -         (64,923)         (43,622)        (398,602)           (725)
     Terminations and withdrawals                         (4,141)       (306,569)        (776,285)        (100,020)         (7,212)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets resulting
           from principal transactions                    (4,208)        225,684          855,150        3,469,530       3,173,102
                                                     -----------     -----------      -----------      -----------     -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS              (4,870)       (440,476)      (3,621,586)       2,826,262         321,601

NET ASSETS:
     Beginning of year                                     4,870       3,910,462       13,456,418        2,358,613       6,901,581
                                                     -----------     -----------      -----------      -----------     -----------
     End of year                                     $         -     $ 3,469,986      $ 9,834,832      $ 5,184,875     $ 7,223,182
                                                     ===========     ===========      ===========      ===========     ===========

                                                                   Deutsche Asset
                                                                   Management VIT    Deutsche Asset     Dreyfus IP     Dreyfus VIF
                                                    Credit Suisse    Scudder VIT     Management VIT    MidCap Stock    Quality Bond
                                                      Small Cap         EAFE          Scudder VIT      Portfolio -     Portfolio -
                                                        Growth      Equity Index         Equity           Initial        Initial
                                                      Portfolio         Fund         500 Index Fund       Shares          Shares
                                                    -------------  --------------    --------------    ------------    ------------
OPERATIONS:
     Net investment income (loss)                    $    (3,542)    $       (49)     $        19      $    (2,990)    $   350,583
     Net realized gain (loss) on investments             (36,230)        (19,822)         (39,381)          (2,154)        178,135
     Capital gain distributions from mutual funds              -               -                -                -               -
     Net unrealized appreciation (depreciation)
       of investments                                   (159,536)         16,942           28,488          188,669)        (12,194)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets
           resulting from operations                    (199,308)         (2,929)         (10,874)        (193,813)        516,524
                                                     -----------     -----------      -----------      -----------     -----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        154,113             267            3,935          435,104       1,799,886
     Net transfers                                       129,005               1               (2)         832,978        (357,026)
     Internal rollovers                                        -               -                -                -               -
     Cost of insurance and other charges                 (76,635)           (236)          (3,093)        (255,483)       (934,180)
     Administrative charges                               (7,362)              -                -          (21,290)        (69,421)
     Policy loans                                          1,437               -                -          (17,833)        115,150
     Terminations and withdrawals                           (524)        (44,821)        (154,566)          (4,039)     (2,473,037)
                                                     -----------     -----------      -----------      -----------     -----------
         Increase (decrease) in net assets resulting
           from principal transactions                   200,034         (44,789)        (153,726)         969,437      (1,918,628)
                                                     -----------     -----------      -----------      -----------     -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                 726         (47,718)        (164,600)         775,624      (1,402,104)

NET ASSETS:
     Beginning of year                                   456,246          47,720          176,303          925,966       9,053,855
                                                     -----------     -----------      -----------      -----------     -----------
     End of year                                     $   456,972     $         2      $    11,703      $ 1,701,590     $ 7,651,751
                                                     ===========     ===========      ===========      ===========     ===========

See accompanying notes.

                                     VL-R-14

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                     STATEMENTS OF CHANGES IN NET ASSETS
                                                               For the Years Ended December 31, 2002 and December 31, 2001

                                                                                            2002
                                                  ---------------------------------------------------------------------------------
                                                                     Fidelity VIP    Fidelity VIP     Fidelity VIP    Fidelity VIP
                                                     Dreyfus VIF    Asset Manager     Contrafund    Equity - Income      Growth
                                                      Small Cap      Portfolio -      Portfolio -     Portfolio -      Portfolio -
                                                     Portfolio -       Service         Service          Service          Service
                                                   Initial shares      Class 2         Class 2          Class 2          Class 2
                                                  ----------------  --------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment income (loss)                    $        (51,760) $        7,894  $       (3,433) $        57,787  $      (29,704)
  Net realized loss on investments                      (1,983,843)        (16,496)        (72,725)        (271,361)       (133,229)
  Capital gain distributions from mutual funds                   -               -               -          126,755               -
  Net unrealized appreciation (depreciation)
    of investments                                         336,267         (83,076)       (606,601)      (1,450,751)     (2,054,440)
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets
        resulting from operations                       (1,699,336)        (91,678)       (682,759)      (1,537,570)     (2,217,373)
                                                  ----------------  --------------  --------------  ---------------  --------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                           2,382,413         366,530       3,510,995        4,047,379       1,447,237
  Net transfers                                          1,730,475       1,903,125         868,929          512,539       5,014,912
  Internal rollovers                                             -               -               -                -               -
  Cost of insurance and other charges                   (1,205,289)       (196,045)       (559,508)        (809,034)       (797,698)
  Administrative charges                                   (92,580)        (17,356)       (209,566)        (239,140)        (71,732)
  Policy loans                                            (200,691)         32,090        (361,800)          83,174          11,127
  Terminations and withdrawals                          (1,451,484)        (45,115)        (34,456)        (252,348)       (132,239)
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets resulting
        from principal transactions                      1,162,844       2,043,229       3,214,594        3,342,570       5,471,607
                                                  ----------------  --------------  --------------  ---------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (536,492)      1,951,551       2,531,835        1,805,000       3,254,234

NET ASSETS:
  Beginning of year                                      8,212,400         364,726       3,898,536        5,880,147       3,401,994
                                                  ----------------  --------------  --------------  ---------------  --------------
  End of year                                     $      7,675,908  $    2,316,277  $    6,430,371  $     7,685,147  $    6,656,228
                                                  ================  ==============  ==============  ===============  ==============

                                                                                                        Franklin
                                                                                                       Templeton        Franklin
                                                      Franklin         Franklin        Franklin       - Templeton      Templeton
                                                    Templeton -      Templeton -     Templeton -      Developing     - Templeton
                                                   Franklin Small   Franklin U.S.   Mutual Shares       Markets        Foreign
                                                     Cap Fund -       Government      Securities      Securities      Securities
                                                      Class 2       Fund - Class 2  Fund - Class 2  Fund - Class 2   Fund - Class 2
                                                  ----------------  --------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment income (loss)                    $           (401) $      874,503  $       (6,533) $            34  $       (6,631)
  Net realized loss on investments                          (7,085)        (24,566)         (1,429)            (435)         (8,250)
  Capital gain distributions from mutual funds                   -               -           2,874                -               -
  Net unrealized appreciation (depreciation)
    of investments                                         (26,248)        152,493          70,209              394         101,832
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets
        resulting from operations                          (33,734)      1,002,430          65,121               (7)         86,951
                                                  ----------------  --------------  --------------  ---------------  --------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                               5,110          36,239          26,176                -          25,122
  Net transfers                                             83,801       8,781,219       4,472,003             (373)      4,330,002
  Internal rollovers                                             -               -               -                -               -
  Cost of insurance and other charges                       (5,812)       (936,574)        (95,318)          (1,038)        (92,212)
  Administrative charges                                         -          (1,767)         (1,349)               -          (1,006)
  Policy loans                                                 220            (710)              1                -             163
  Terminations and withdrawals                              (8,353)              -               -             (670)            192
                                                  ----------------  --------------  --------------  ---------------  --------------
      Increase (decrease) in net assets resulting
        from principal transactions                         74,966       7,878,407       4,401,513           (2,081)      4,262,261
                                                  ----------------  --------------  --------------  ---------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                   41,232       8,880,837       4,466,634           (2,088)      4,349,212

NET ASSETS:
  Beginning of year                                         51,424               -               -            2,088           8,238
                                                  ----------------  --------------  --------------  ---------------  --------------
  End of year                                     $         92,656  $    8,880,837  $    4,466,634  $             -  $    4,357,450
                                                  ================  ==============  ==============  ===============  ==============

See accompanying notes.
                                    VL-R 15

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                                  For the Years Ended December 31, 2002 and December 31, 2001

                                                                                           2002
                                                      ------------------------------------------------------------------------------
                                                     Janus Aspen        Janus Aspen      Janus Aspen
                                                       Series              Series           Series         JPMorgan
                                                     Aggressive        International      Worldwide         Small       MFS Capital
                                                   Growth Portfolio-  Growth Portfolio- Growth Portfolio-  Company     Opportunities
                                                     Service Shares    Service Shares    Service Shares   Portfolio        Series
                                                     --------------    --------------    --------------   ---------    -------------
OPERATIONS:
  Net investment income (loss)                      $    (7,003)         $      445       $       655      $  (1,426)   $   (12,739)
  Net realized loss on investments                     (243,313)           (165,484)         (139,803)        (5,373)       (83,439)
  Capital gain distributions from mutual funds                -                   -                 -              -              -
  Net unrealized appreciation (depreciation)
    of investments                                      (94,351)           (244,489)         (404,814)       (62,087)      (632,215)
                                                    -----------          ----------       -----------      ---------    -----------
      Decrease in net assets
        resulting from operations                      (344,667)           (409,528)         (543,962)       (68,886)      (728,393)
                                                    -----------          ----------       -----------      ---------    -----------
PRINCIPAL TRANSACTIONS:
  Net premiums                                          618,755             519,553           801,080        122,450        966,780
  Net transfers                                         310,178             334,006         1,126,551        123,545        815,845
  Internal rollovers                                          -                   -                 -              -              -
  Cost of insurance and other charges                  (270,011)           (202,456)         (322,446)       (52,666)      (441,498)
  Administrative charges                                (30,068)            (25,378)          (39,434)        (5,843)       (48,404)
  Policy loans                                          (15,127)             13,026            (1,551)        (1,445)        25,383
  Terminations and withdrawals                           (9,714)            (20,624)          (18,526)          (235)       (52,601)
                                                    -----------          ----------       -----------      ---------    -----------
      Increase (decrease) in net assets resulting
        from principal transactions                     604,013             618,127         1,545,674        185,806      1,265,505
                                                    -----------          ----------       -----------      ---------    -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS               259,346             208,599         1,001,712        116,920        537,112

NET ASSETS:
  Beginning of year                                     811,386           1,056,220         1,100,830        203,798      1,590,925
                                                    -----------          ----------       -----------      ---------    -----------
  End of year                                       $ 1,070,732          $1,264,819       $ 2,102,542      $ 320,718    $ 2,128,037
                                                    ===========          ==========       ===========      =========    ===========

                                                                                                                         MFS Total
                                                    MFS Emerging       MFS Investors       MFS New       MFS Research      Return
                                                   Growth Series        Trust Series   Discovery Series     Series         Series
                                                   -------------        ------------   ----------------   ----------     ----------
OPERATIONS:
  Net investment income (loss)                      $   (62,426)         $       22       $   (11,117)     $  (3,495)   $     7,041
  Net realized loss on investments                   (3,807,816)             (2,146)          (48,679)      (115,976)        (4,902)
  Capital gain distributions from mutual funds                -                   -                 -              -          3,043
  Net unrealized appreciation (depreciation)
    of investments                                       90,927               1,407          (538,980)      (107,759)       (33,979)
                                                    -----------          ----------       -----------      ---------    -----------
      Decrease in net assets
        resulting from operations                    (3,779,315)               (717)         (598,776)      (227,230)       (28,797)
                                                    -----------          ----------       -----------      ---------    -----------

PRINCIPAL TRANSACTIONS:
  Net premiums                                        4,068,001                   -           414,807        386,082         54,848
  Net transfers                                        (674,638)               (105)          909,002        164,804        616,981
  Internal rollovers                                          -                   -                 -              -              -
  Cost of insurance and other charges                (1,794,881)             (2,592)         (202,532)      (179,739)       (24,318)
  Administrative charges                               (138,930)                  -           (19,982)       (19,294)             -
  Policy loans                                             (321)                  -            (4,360)        35,347              -
  Terminations and withdrawals                         (612,056)             (1,708)          (25,656)       (89,598)        (3,686)
                                                    -----------          ----------       -----------      ---------    -----------
      Increase (decrease) in net assets resulting
        from principal transactions                     847,175              (4,405)        1,071,279        297,602        643,825
                                                    -----------          ----------       -----------      ---------    -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS            (2,932,140)             (5,122)          472,503         70,372        615,028

NET ASSETS:
  Beginning of year                                  10,235,867               5,122         1,198,920        747,152         49,357
                                                    -----------          ----------       -----------      ---------    -----------
  End of year                                       $ 7,303,727          $        -       $ 1,671,423      $ 817,524    $   664,385
                                                    ===========          ==========       ===========      =========    ===========

See accompanying notes.

                                     VL-R 16

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                    STATEMENTS OF CHANGES IN NET ASSETS
                                                            For the Years Ended December 31, 2002 and December 31, 2001

                                                                                         2002
                                             ---------------------------------------------------------------------------------------

                                              Neuberger Berman   Neuberger Berman        OGIT          OGIT Large        OGIT Mid
                                                 AMT Mid-Cap       AMT Partners      Equity Index      Cap Growth       Cap Growth
                                              Growth Portfolio       Portfolio         Portfolio        Portfolio        Portfolio
                                             ------------------ ------------------ ---------------- ---------------- ---------------
OPERATIONS:
 Net investment income (loss)                 $         (9,228)  $           (135)  $          (36)  $          (55)  $          29
 Net realized gain (loss) on investments               (73,540)             1,604           (3,929)          (2,105)         (1,618)
 Capital gain distributions from mutual
  funds                                                      -                  -                -                -               -
 Net unrealized appreciation
  (depreciation) of investments                       (451,849)           (25,455)           2,192            1,394           1,026
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from operations                         (534,617)           (23,986)          (1,773)            (766)           (563)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                          440,368              2,947                -                -               -
 Net transfers                                       1,439,959             58,744              361              292            (120)
 Internal rollovers                                          -                  -                -                -               -
 Cost of insurance and other charges                  (184,494)            (2,259)            (334)             (94)            (93)
 Administrative charges                                (22,453)                 -                -                -               -
 Policy loans                                           27,434                  -                -                -               -
 Terminations and withdrawals                          (31,706)                 -           (9,967)          (1,998)         (1,924)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from principal transactions            1,669,108             59,432           (9,940)          (1,800)         (2,137)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 TOTAL INCREASE (DECREASE) IN NET ASSET              1,134,491             35,446          (11,713)          (2,566)         (2,700)

NET ASSETS:
 Beginning of year                                     652,364             48,812           11,713            2,566           2,700
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 End of year                                  $      1,786,855   $         84,258   $            -   $            -   $           -
                                             ================== ================== ================ ================ ===============

                                                                                        PIMCO             PIMCO
                                                                    PIMCO Real        Short-Term      Total Return      Putnam VT
                                                                Return Portfolio-    Portfolio -       Portfolio -     Diversified
                                              Oppenheimer High    Administrative    Administrative   Administrative   Income Fund -
                                               Income Fund/VA         Class             Class             Class         Class IB
                                             ------------------ ------------------ ---------------- ---------------- ---------------
OPERATIONS:
 Net investment income (loss)                 $          8,782   $        176,817   $       40,371   $      291,737   $     214,439
 Net realized gain (loss) on investments                  (394)            83,063           (1,650)           5,381         (93,347)
 Capital gain distributions from mutual
  funds                                                      -              3,336            1,277           19,770               -
 Net unrealized appreciation
  (depreciation) of investments                        (11,331)           458,848            5,746          205,234          25,736
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from operations                           (2,943)           722,064           45,744          522,122         146,828
                                             ------------------ ------------------ ---------------- ---------------- ---------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                           20,502          1,631,388          292,655          859,203       1,269,358
 Net transfers                                          19,013          3,411,999        1,324,458        4,381,349         (19,487)
 Internal rollovers                                          -                  -                -               -               -
 Cost of insurance and other charges                    (1,982)          (538,885)        (188,810)        (568,626)       (234,445)
 Administrative charges                                      -            (81,144)         (14,400)         (43,612)        (92,336)
 Policy loans                                                -           (388,058)          97,931          149,547         (18,958)
 Terminations and withdrawals                           (2,267)          (512,928)        (168,673)        (311,766)        (57,161)
                                             ------------------ ------------------ ---------------- ---------------- ---------------
   Increase (decrease) in net assets
    resulting from principal transactions               35,266          3,522,372        1,343,161        4,466,095         846,971
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                32,323          4,244,436        1,388,905        4,988,217         993,799

NET ASSETS:
 Beginning of year                                      78,122          1,878,000        1,054,340        3,453,022       2,592,403
                                             ------------------ ------------------ ---------------- ---------------- ---------------
 End of year                                  $        110,445   $      6,122,436   $    2,443,245   $    8,441,239   $   3,586,202
                                             ================== ================== ================ ================ ===============

See accompanying notes.

                                    VL-R 17

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                       STATEMENTS OF CHANGES IN NET ASSETS
                                                              For the Years Ended December 31, 2002 and December 31, 2001

                                                                                             2002
                                                      ------------------------------------------------------------------------------
                                                                         Putnam VT
                                                                        International      Putnam VT
                                                          Putnam VT      Growth and          Small                        Putnam VT
                                                          Growth and        Income         Cap Value        Putnam VT      Voyager
                                                         Income Fund -      Fund -            Fund -        Vista Fund -    Fund -
                                                           Class 1B       Class 1B         Class 1B         Class 1B       Class 1B
                                                           ---------      --------         --------         --------       --------
OPERATIONS:
     Net investment income (loss)                     $    120,947     $    (4,060)      $      676       $    (415)     $     (492)
     Net realized loss on investments                     (351,798)       (151,257)               -          (4,668)         (9,038)
     Capital gain distributions from mutual funds                -               -                -               -               -
     Net unrealized appreciation (depreciation)
       of investments                                   (1,766,501)       (514,967)         (53,402)        (13,789)        (51,606)
                                                      ------------     -----------       ----------       ---------      ----------
         Decrease in net assets
           resulting from operations                    (1,997,352)       (670,284)         (52,726)        (18,872)        (61,136)
                                                      ------------     -----------       ----------       ---------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        3,317,093       1,292,212           18,572           4,440          35,710
     Net transfers                                       1,289,615         884,586          196,179          17,738          94,586
     Internal rollovers                                          -               -                -               -               -
     Cost of insurance and other charges                (1,250,154)       (421,543)          (7,470)         (1,416)        (11,329)
     Administrative charges                               (182,733)        (63,007)               -               -               -
     Policy loans                                           83,273          20,534              220               -            (232)
     Terminations and withdrawals                         (227,974)        (45,000)            (476)         (1,838)         (6,609)
                                                      ------------     -----------       ----------       ---------         -------
         Increase (decrease) in net assets resulting
           from principal transactions                   3,029,120       1,667,782          207,025          18,924         112,126
                                                      ------------     -----------       ----------       ---------      ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS             1,031,768         997,498          154,299              52          50,990

NET ASSETS:
     Beginning of year                                   8,563,801       3,444,973          107,603          52,433         160,112
                                                      ------------     -----------       ----------       ---------      ----------
     End of year                                      $  9,595,569     $ 4,442,471       $  261,902       $  52,485      $  211,102
                                                      ============     ===========       ==========       =========      ==========

                                                                                                                        SunAmerica -
                                                                       SAFECO RST-                                       Aggressive
                                                      SAFECO RST-        Growth           Scudder        Scudder Small    Growth
                                                        Equity        Opportunities    International      Cap Value      Portfolio-
                                                       Portfolio        Portfolio         Portfolio       Portfolio      Class A (1)
                                                       ---------        ---------         ---------       ---------      -----------
OPERATIONS:
     Net investment income (loss)                     $      7,689     $   (31,934)      $       21       $     115      $       44
     Net realized loss on investments                   (1,074,474)       (316,182)            (618)           (112)              -
     Capital gain distributions from mutual funds                -          17,939                -               -               -
     Net unrealized appreciation (depreciation)
       of investments                                      (79,718)     (1,900,968)             249            (165)           (558)
                                                      ------------     -----------       ----------       ---------      ----------
         Decrease in net assets
           resulting from operations                    (1,146,503)     (2,231,145)            (348)           (162)           (514)
                                                      ------------     -----------       ----------       ---------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        1,076,197       1,477,200                -               -           5,102
     Net transfers                                        (263,190)        547,535               11            (600)         16,385
     Internal rollovers                                          -               -                -               -               -
     Cost of insurance and other charges                  (431,130)       (652,107)             (94)            (94)         (2,392)
     Administrative charges                                (34,658)        (54,938)               -               -            (254)
     Policy loans                                           (8,622)       (126,831)               -               -            (241)
     Terminations and withdrawals                       (1,495,273)       (335,298)          (2,096)         (1,928)              -
                                                      ------------     -----------       ----------       ---------      ----------
         Increase (decrease) in net assets resulting
           from principal transactions                  (1,156,676)        855,561           (2,179)         (2,622)         18,600
                                                      ------------     -----------       -----------      ---------      ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS            (2,303,179)     (1,375,584)          (2,527)         (2,784)         18,086

NET ASSETS:
     Beginning of year                                   5,116,769       5,109,462            2,530           2,784               -
                                                      ------------     -----------       ----------       ---------               -
     End of year                                      $  2,813,590     $ 3,733,878       $        3       $       -      $   18,086
                                                      ============     ===========       ==========       =========      ==========

(1) Since inception date of July 2002.

   See accompanying notes.

                                    VL-R-18

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                         STATEMENTS OF CHANGES IN NET ASSETS
                                                            For the Years Ended December 31, 2002 and December 31, 2001

                                                                                          2002
                                             ---------------------------------------------------------------------------------------
                                              SunAmerica -
                                               SunAmerica
                                                Balanced                                          VALIC Company I   VALIC Company I
                                               Portfolio -    UIF Equity Growth   UIF High Yield   International     Mid Cap Index
                                               Class A(1)          Portfolio         Portfolio     Equities Fund          Fund
                                             ---------------  -----------------   --------------  ---------------   ---------------
OPERATIONS:
  Net investment income (loss)               $           663  $        (23,392)   $      123,640  $        (6,514)  $        (5,654)
  Net realized loss on investments                         -          (761,812)         (426,084)        (385,799)       (1,065,554)
  Capital gain distributions from mutual
   funds                                                   -                 -                 -                -           309,128
  Net unrealized appreciation
   (depreciation) of investments                      (2,383)         (612,195)          153,114           55,344          (846,426)
                                             ---------------  -----------------   --------------  ---------------   ---------------
     Increase (decrease) in net assets
      resulting from operations                       (1,720)       (1,397,399)         (149,330)        (336,969)       (1,608,506)
                                             ---------------  -----------------   --------------  ---------------   ---------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                        16,108         1,138,033           285,569          318,598         2,288,050
  Net transfers                                       86,051          (645,576)         (530,318)         (35,540)        1,769,136
  Internal rollovers                                       -                 -                 -               -                  -
  Cost of insurance and other charges                 (6,826)         (604,024)         (162,819)        (161,078)       (1,094,904)
  Administrative charges                                (781)          (34,941)           (8,612)         (12,450)          (87,623)
  Policy loans                                          (111)         (201,396)            5,875           (5,134)          (71,728)
  Terminations and withdrawals                             -          (171,222)          (32,190)         (11,615)       (1,223,545)
                                             ---------------  ----------------    --------------  ---------------   ---------------
     Increase (decrease) in net assets
      resulting from principal transactions           94,441          (519,126)         (442,495)          92,781         1,579,386
                                             ---------------  ----------------    --------------  ---------------   ---------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS             92,721        (1,916,525)         (591,825)        (244,188)          (29,120)

NET ASSETS:
  Beginning of year                                        -         5,372,303         1,967,555        1,574,632         8,771,472
                                             ---------------  ----------------    --------------  ---------------
  End of year                                $        92,721  $      3,455,778    $    1,375,730  $     1,330,444   $     8,742,352
                                             ===============  ================    ==============  ===============   ===============

                                             VALIC Company I   VALIC Company I   VALIC Company I  VALIC Company I
                                             Money Market I     Nasdaq - 100        Science &     Small Cap Index  VALIC Company I
                                                  Fund           Index Fund      Technology Fund        Fund       Stock Index Fund
                                             ---------------   ---------------   ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income (loss)               $       241,212   $        (9,939)  $        (3,137) $         4,889  $        138,158
  Net realized loss on investments                         -          (421,034)         (100,424)         (56,190)       (1,993,346)
  Capital gain distributions from mutual
   funds                                                   -                 -                 -                -           705,226
  Net unrealized appreciation
   (depreciation) of investments                          (8)         (310,412)         (125,305)        (346,842)       (6,020,777)
                                             ---------------   ---------------   ---------------  ---------------  ----------------
     Increase (decrease) in net assets
      resulting from operations                      241,204          (741,385)         (228,866)        (398,143)       (7,170,739)
                                             ---------------   ---------------   ---------------  ---------------  ----------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                    78,127,466           456,899           252,511          427,217         7,972,943
  Net transfers                                  (77,689,898)          547,642           104,185          827,664         9,563,937
  Internal rollovers                               4,680,779                 -                 -                -                 -
  Cost of insurance and other charges             (7,888,139)         (250,639)          (94,950)        (177,453)       (3,353,403)
  Administrative charges                          (3,456,650)          (20,482)          (12,259)         (20,701)         (324,482)
  Policy loans                                    (1,480,127)          (12,360)           12,243           (1,506)          (89,359)
  Terminations and withdrawals                    (3,671,295)         (318,578)          (13,080)          (4,145)         (867,240)
                                             ---------------   ---------------   ---------------  ---------------  ----------------
     Increase (decrease) in net assets
      resulting from principal transactions      (11,377,864)          402,482           248,650        1,051,076        12,902,396
                                             ---------------   ---------------   ---------------  ---------------  ----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS        (11,136,660)         (338,903)           19,784          652,933         5,731,657

NET ASSETS:
  Beginning of year                               53,079,595         1,629,231           401,386        1,035,668        22,886,311
                                             ---------------   ---------------   ---------------  ---------------  ----------------
  End of year                                $    41,942,935   $     1,290,328   $       421,170  $     1,688,601  $     28,617,968
                                             ===============   ===============   ===============  ===============  ================

(1) Since inception date of June 2002.

See accompanying notes.

                                    VL-R 19

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                         For the Years Ended December 31, 2002 and December 31, 2001

                                                                                    2002
                                         ----------------- ----------------- ------------------- ----------------- -----------------

                                           Van Kampen LIT    Van Kampen LIT    Van Kampen LIT      Van Kampen LIT
                                          Emerging Growth      Government     Growth and Income   Strategic Stock     Vanguard VIF
                                            Portfolio -        Portfolio -       Portfolio -        Portfolio -     High Yield Bond
                                          Class I Shares     Class I Shares    Class I Shares      Class I Shares      Portfolio
                                         ----------------- ----------------- ------------------- ----------------- -----------------
OPERATIONS:
 Net investment income (loss)             $          (292)  $         1,343   $          (6,646)  $        41,618   $        86,200
 Net realized gain (loss) on investments          (10,775)              119             (85,747)          129,873           (62,557)
 Capital gain distributions from mutual
  funds                                                 -                 -                   -                 -                 -
 Net unrealized appreciation
  (depreciation) of investments                   (19,220)            3,081            (258,773)          (94,970)           38,852
                                         ----------------- ----------------- ------------------- ----------------- -----------------
   Increase (decrease) in net assets
    resulting from operations                     (30,287)            4,543            (351,166)           76,521            62,495
                                         ----------------- ----------------- ------------------- ----------------- -----------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                      21,819            88,371             350,154           197,166           410,754
 Net transfers                                      6,193            11,510           2,388,124        (1,874,682)        1,049,802
 Internal rollovers                                     -                 -                   -                 -                 -
 Cost of insurance and other
 charges                                           (7,951)           (6,168)           (217,982)          (84,135)         (223,235)
 Administrative charges                                 -                 -             (14,361)           (7,418)          (21,872)
 Policy loans                                           -                 -              (2,605)           (1,663)            1,456
 Terminations and withdrawals                      (4,715)                -             (46,531)          (34,783)          (36,030)
                                         ----------------- ----------------- ------------------- ----------------- -----------------
   Increase (decrease) in net assets
    resulting from principal
    transactions                                   15,346            93,713           2,456,799        (1,805,515)        1,180,875
                                         ----------------- ----------------- ------------------- ----------------- -----------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           (14,941)           98,256           2,105,633        (1,728,994)        1,243,370


NET ASSETS:
 Beginning of year                                 86,339            37,946                   -         1,728,994           994,899
                                         ----------------- ----------------- ------------------- ----------------- -----------------
 End of year                              $        71,398   $       136,202   $       2,105,633   $             -   $     2,238,269
                                         ================= ================= =================== ================= =================

                                            Vanguard VIF
                                             REIT Index
                                             Portfolio
                                         -----------------
OPERATIONS:
 Net investment income (loss)             $        42,399
 Net realized gain (loss) on investments             (734)
 Capital gain distributions from mutual
  funds                                            16,944
 Net unrealized appreciation
  (depreciation) of investments                  (107,359)
                                         -----------------
   Increase (decrease) in net assets
    resulting from operations                     (48,750)
                                         -----------------
PRINCIPAL TRANSACTIONS:
 Net premiums                                     906,246
 Net transfers                                  2,414,771
 Internal rollovers                                     -
 Cost of insurance and other charges             (281,129)
 Administrative charges                           (44,648)
 Policy loans                                         367
 Terminations and withdrawals                    (369,910)
                                         -----------------
   Increase (decrease) in net assets
    resulting from principal
    transactions                                2,625,697
 TOTAL INCREASE (DECREASE) IN NET ASSETS        2,576,947
                                         -----------------
NET ASSETS:
 Beginning of year                                676,033
                                         -----------------
 End of year                              $     3,252,980
                                         =================

See accompanying notes.

                                    VL-R 20

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                           For the Years Ended December 31, 2002 and December 31, 2001

                                                                                        2001
                                                  ---------------------------------------------------------------------------------
                                                      AIM V.I.
                                                      Capital          AIM V.I.        AIM V.I.        American        Ayco Series
                                                   Appreciation     International       Premier       Century VP          Trust
                                                       Fund          Growth Fund     Equity Fund      Value Fund       Growth Fund
                                                  -------------    --------------   -------------   -------------    -------------
OPERATIONS:
   Net investment income (loss)                   $         (68)   $      (15,408)  $     (78,745)  $      (6,633)   $      (4,465)
   Net realized gain (loss) on investments                    -          (792,600)       (702,243)          3,215           34,205)
   Capital gain distributions from mutual funds             391           102,509         268,088               -           21,270
   Net unrealized appreciation (depreciation)
     of investments                                      (1,691)         (411,391)     (1,396,184)        176,536       (1,131,515)
                                                  -------------    --------------   -------------   -------------    -------------
       Increase (decrease) in net assets
         resulting from operations                       (1,368)       (1,116,890)     (1,909,084)        173,118       (1,148,915)
                                                  -------------    --------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                           1,500         1,322,357       3,692,178         291,726          101,767
   Net transfers                                          2,041           343,838       1,311,134       2,027,220        8,263,184
   Internal rollovers                                         -             2,404          50,052           9,266                -
   Cost of insurance and other charges                     (335)         (610,038)     (1,696,141)       (112,246)        (318,632)
   Administrative charges                                     -           (44,835)       (119,029)        (11,661)          (4,116)
   Policy loans                                               -             8,677        (154,703)         (7,490)               -
   Terminations and withdrawals                               -           (82,540)       (353,688)        (22,305)               -
                                                  -------------    --------------   -------------   -------------    -------------
       Increase in net assets resulting
         from principal transactions                      3,206           939,863       2,729,803       2,174,510        8,042,203
                                                  -------------    --------------   -------------   -------------    -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                1,838          (177,027)        820,719       2,347,628        6,893,288

NET ASSETS:
   Beginning of year                                      3,032         4,087,489      12,635,699          10,985            8,293
                                                  -------------    --------------   -------------   -------------    -------------
   End of year                                    $       4,870    $    3,910,462   $  13,456,418   $   2,358,613    $   6,901,581
                                                  =============    ==============   =============   =============    =============

                                                                   Deutsche Asset   Deutsche Asset
                                                  Credit Suisse    Management VIT   Management VIT    Dreyfus IP      Dreyfus VIF
                                                    Small Cap        Scudder VIT     Scudder VIT     MidCap Stock     Quality Bond
                                                     Growth          EAFE Equity      Equity 500      Portfolio -       Portfolio -
                                                    Portfolio        Index Fund       Index Fund    Initial shares   Initial shares
                                                  -------------    --------------   --------------  --------------   --------------
OPERATIONS:
   Net investment income (loss)                   $      (1,237)   $         (448)  $          (84) $       (1,026)  $      427,008
   Net realized gain (loss) on investments              (16,089)          (18,019)         (14,250)        (31,065)          60,996
   Capital gain distributions from mutual funds               -                 -              155               -           61,639
   Net unrealized appreciation (depreciation)
     of investments                                      63,068            (2,313)         (24,999)         75,001         (114,918)
                                                  -------------    --------------   --------------  --------------   --------------
       Increase (decrease) in net assets
         resulting from operations                       45,742           (20,780)         (39,178)         42,910          434,725
                                                  -------------    --------------   --------------  --------------   --------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                          49,872             6,522           26,200         131,751        1,234,500
   Net transfers                                        403,596           (27,420)        (102,519)        845,140        1,615,834
   Internal rollovers                                         -                 -                -               -                -
   Cost of insurance and other charges                  (68,069)             (884)          (6,307)        (94,360)        (777,510)
   Administrative charges                                (2,430)                -                -          (6,208)         (45,726)
   Policy loans                                             579                39              127          (1,399)          (4,477)
   Terminations and withdrawals                               -                 -                -               -         (300,879)
                                                  -------------    --------------   --------------  --------------   --------------
       Increase in net assets resulting
         from principal transactions                    383,548           (21,743)         (82,499)        874,924        1,721,742
                                                  -------------    --------------   --------------  --------------   --------------
   TOTAL INCREASE IN NET ASSETS                         429,290           (42,523)        (121,677)        917,834        2,156,467

NET ASSETS:

   Beginning of year                                     26,956            90,243          297,980           8,132        6,897,388
                                                  -------------    --------------   --------------  --------------   --------------
   End of year                                    $     456,246    $       47,720   $      176,303  $      925,966   $    9,053,855
                                                  =============    ==============   ==============  ==============   ==============

See accompanying notes.

                                    VL-R 21

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                               For the Years Ended December 31, 2002 and December 31, 2001

                                                                                           2001
                                                      -----------------------------------------------------------------------------
                                                       Dreyfus VIF    Fidelity VIP     Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                        Small Cap    Asset Manager      Contrafund   Equity - Income       Growth
                                                        Portfolio     Portfolio -       Portfolio -     Portfolio -      Portfolio
                                                        - Initial        Service          Service         Service        - Service
                                                         shares         Class 2           Class 2         Class 2         Class 2
                                                      ------------    ------------     ------------  ---------------   ------------
OPERATIONS:
     Net investment income (loss)                     $    (18,372)   $        684     $     (8,135)   $    (11,395)   $     (9,836)
     Net realized gain (loss) on investments              (974,854)         (3,686)         (60,359)         (6,216)       (111,716)
     Capital gain distributions from mutual funds          533,329             609            1,975           3,634          13,211
     Net unrealized appreciation (depreciation)
       of investments                                       37,035           8,605           56,358           6,556          36,796
                                                      ------------    ------------     ------------    ------------    ------------
         Increase (decrease) in net assets
           resulting from operations                      (422,862)          6,212          (10,161)         (7,421)        (71,545)
                                                      ------------    ------------     ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                        1,920,210         106,179          331,319         595,715         492,296
     Net transfers                                       1,635,034         317,538        3,802,085       5,619,287       3,103,702
     Internal rollovers                                      5,276               -                -               -               -
     Cost of insurance and other charges                  (973,115)        (45,480)        (230,725)       (272,772)       (245,425)
     Administrative charges                                (70,192)         (4,732)         (14,330)        (25,891)        (21,864)
     Policy loans                                           17,146           1,791            7,505           3,516           5,561
     Terminations and withdrawals                         (249,389)        (18,295)          (6,562)        (64,807)           (262)
                                                      ------------    ------------     ------------    ------------    ------------
         Increase in net assets resulting
           resulting from principal transactions         2,284,970         357,001        3,889,292       5,855,048       3,334,008
                                                      ------------    ------------     ------------    ------------    ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS             1,862,108         363,213        3,879,131       5,847,627       3,262,463

NET ASSETS:
     Beginning of year                                   6,350,292           1,513           19,405          32,520         139,531
                                                      ------------    ------------     ------------    ------------    ------------
     End of year                                      $  8,212,400    $    364,726     $  3,898,536    $  5,880,147    $  3,401,994
                                                      ============    ============     ============    ============    ============

                                                                                                        Franklin
                                                                                                        Templeton       Franklin
                                                        Franklin        Franklin         Franklin      - Templeton      Templeton
                                                        Templeton       Templeton       Templeton -     Developing     - Templeton
                                                     Franklin Small  - Franklin U.S.   Mutual Shares      Market          Foreign
                                                       Cap Fund -       Government   Securities Fund    Securities      Securities
                                                         Class 2     Fund - Class 2     - Class 2     Fund - Class 2  Fund - Class 2
                                                     --------------  --------------  ---------------  --------------  --------------
OPERATIONS:
     Net investment income (loss)                     $       (188)   $          -     $          -    $         53    $        246
     Net realized gain (loss) on investments                (2,298)              -                -            (637)         (2,319)
     Capital gain distributions from mutual funds                -               -                -               -           2,303
     Net unrealized appreciation (depreciation)
       of investments                                          600               -                -             246          (1,676)
                                                      ------------    ------------     ------------    ------------    ------------
         Increase (decrease) in net assets
           resulting from operations                        (1,886)              -                -            (338)         (1,446)
                                                      ------------    ------------     ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                            2,010               -                -               -             781
     Net transfers                                          31,344               -                -            (535)          5,264
     Internal rollovers                                      3,158               -                -               -               -
     Cost of insurance and other charges                    (2,969)              -                -          (1,105)            (16)
     Administrative charges                                      -               -                -               -               -
     Policy loans                                            1,122               -                -               -           1,122
     Terminations and withdrawals                                -               -                -               -               -
                                                      ------------    ------------     ------------    ------------    ------------
         Increase in net assets resulting
           resulting from principal transactions            34,665               -                -          (1,640)          7,151
                                                      ------------    ------------     ------------    ------------    ------------
     TOTAL INCREASE IN NET ASSETS                           32,779               -                -          (1,978)          5,705

NET ASSETS:
     Beginning of year                                      18,645               -                -           4,066           2,533
                                                      ------------    ------------     ------------    ------------    ------------
     End of year                                      $     51,424    $          -     $          -    $      2,088    $      8,238
                                                      ============    ============     ============    ============    ============

See accompanying notes.

                                     VL-R 22

American General Life Insurance Company
SEPARATE ACCOUNT VL-R                                                       STATEMENTS OF CHANGES IN NET ASSETS
                                                              For the Years Ended December 31, 2002 and December 31, 2001

                                                                                           2001
                                                 ---------------------------------------------------------------------------------
                                                    Janus Aspen         Janus Aspen     Janus Aspen
                                                      Series              Series          Series
                                                    Aggressive        International      Worldwide       JPMorgan
                                                      Growth             Growth            Growth          Small      MFS Capital
                                                    Portfolio -         Portfolio -     Portfolio -       Company    Opportunities
                                                  Service Shares     Service Shares   Service Shares     Portfolio       Series
                                                 ----------------    --------------   --------------   ------------  -------------
OPERATIONS:
  Net investment income (loss)                   $         (3,135)   $        1,187   $       (2,784)  $       (581) $      (6,083)
  Net realized gain (loss) on investments                 (32,472)          (38,407)        (111,794)        (7,649)      (200,925)
  Capital gain distributions from mutual funds                  -                 -                -              -         63,080
  Net unrealized appreciation (depreciation)
    of investments                                       (112,556)          (55,820)          (2,659)         6,764         15,510

      Increase (decrease) in net assets
        resulting from operations                        (148,163)          (93,040)        (117,237)        (1,466)      (128,418)

PRINCIPAL TRANSACTIONS:
  Net premiums                                            224,211           189,280          242,367         16,929        359,273
  Net transfers                                           813,927         1,066,517        1,080,826        199,611      1,641,934
  Internal rollovers                                            -                 -                -              -              -
  Cost of insurance and other charges                     (99,175)          (78,066)        (162,092)       (14,394)      (282,591)
  Administrative charges                                  (10,136)           (8,858)         (11,867)          (812)       (16,837)
  Policy loans                                              1,859             2,534            5,602              -          5,933
  Terminations and withdrawals                               (180)          (46,143)          (4,665)          (940)       (22,884)

      Increase in net assets resulting
        from principal transactions                       930,506         1,125,264        1,150,171        200,394      1,684,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 782,343         1,032,224        1,032,934        198,928      1,556,410

NET ASSETS:
  Beginning of year                                        29,043            23,996           67,896          4,870         34,515

  End of year                                    $        811,386    $    1,056,220   $    1,100,830   $    203,798  $   1,590,925


                                                                                          MFS New                      MFS Total
                                                   MFS Emerging      MFS Investors       Discovery     MFS Research     Return
                                                  Growth Series       Trust Series        Series           Series       Series
                                                 ----------------    --------------   --------------   ------------  -------------
OPERATIONS:
  Net investment income (loss)                   $        (70,987)   $           75   $       (3,314)  $     (2,704) $         392
  Net realized gain (loss) on investments              (1,127,493)           (1,333)         (48,894)       (12,901)           291
  Capital gain distributions from mutual funds            586,390               265           16,179         19,230            910
  Net unrealized appreciation (depreciation)
    of investments                                     (3,692,141)             (807)          37,487        (72,314)        (1,474)

      Increase (decrease) in net assets
        resulting from operations                      (4,304,231)           (1,800)           1,458        (68,689)           119


PRINCIPAL TRANSACTIONS:
  Net premiums                                          3,515,632                 -          625,815        182,160          3,392
  Net transfers                                         1,683,728            (2,178)         666,369        679,944         24,617
  Internal rollovers                                       50,052                 -                -              -          2,763
  Cost of insurance and other charges                  (1,763,545)           (2,766)         (63,342)       (83,172)        (1,248)
  Administrative charges                                 (105,249)                -          (18,623)        (7,762)             -
  Policy loans                                            (96,588)                -           (1,162)         1,191              -
  Terminations and withdrawals                           (135,628)                -          (19,971)             -              -

      Increase in net assets resulting
        from principal transactions                     3,148,402            (4,944)       1,189,086        772,361         29,524

  TOTAL INCREASE IN NET ASSETS                         (1,155,829)           (6,744)       1,190,544        703,672         29,643

NET ASSETS:
  Beginning of year                                    11,391,696            11,866            8,376         43,480         19,714
                                                 ----------------    --------------   --------------   ------------  -------------
  End of year                                    $     10,235,867    $        5,122   $    1,198,920   $    747,152  $      49,357
                                                 ================    ==============   ==============   ============  =============


See accompanying notes.

                                     VL-R 23

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                         STATEMENTS OF CHANGES IN NET ASSETS
                                                             For the Years Ended December 31, 2002 and December 31, 2001

                                                                                       2001
                                                  ------------------------------------------------------------------------------
                                                     Neuberger     Neuberger
                                                    Berman AMT       Berman         OGIT           OGIT                OGIT
                                                  Mid-Cap Growth  AMT Partners  Equity Index     Large Cap           Mid Cap
                                                    Portfolio       Portfolio    Portofolio   Growth Portfolio  Growth Portfolio
                                                  --------------  ------------  ------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss)                      $   (2,652)    $     (124)   $       55       $     (62)        $     (33)
  Net realized gain (loss) on investments               (3,576)          (605)         (195)              -               (72)
  Capital gain distributions from mutual funds               -              -             -             347               474
  Net unrealized appreciation (depreciation)
    of investments                                     (35,977)         2,113        (1,623)           (958)             (739)
                                                    ----------     ----------    ----------       ---------         ---------
      Increase (decrease) in net assets
        resulting from operations                      (42,205)         1,384        (1,763)           (673)             (370)
                                                    ----------     ----------    ----------       ---------         ---------
PRINCIPAL TRANSACTIONS:
  Net premiums                                         145,583            341         2,400               -                 -
  Net transfers                                        512,983         46,123         2,069             386                69
  Internal rollovers                                         -              -             -               -                 -
  Cost of insurance and other charges                  (54,030)          (158)         (722)           (146)             (147)
  Administrative charges                                (6,599)             -             -               -                 -
  Policy loans                                             225          1,122             -               -                 -
  Terminations and withdrawals                         (18,623)             -             -               -                 -
                                                    ----------     ----------    ----------       ---------         ---------
      Increase in net assets resulting
        resulting from principal transactions          579,539         47,428         3,747             240               (78)
                                                    ----------     ----------    ----------       ---------         ---------
  TOTAL INCREASE (DECREASE) IN NET ASSETS              537,334         48,812         1,984            (433)             (448)

NET ASSETS:
  Beginning of year                                    115,030              -         9,729           2,999             3,148
                                                    ----------     ----------    ----------       ---------         ---------
  End of year                                       $  652,364     $   48,812    $   11,713       $   2,566         $   2,700
                                                    ==========     ==========    ==========       =========         =========

                                                                 PIMCO Real     PIMCO Short-     PIMCO Total
                                                  Oppenheimer Return Portfolio Term Portfolio  Return Portfolio      Putnam VT
                                                  High Income  Administrative  Administrative   Administrative   Diversified Income
                                                    Fund/VA        Class           Class             Class        Funds - Class IB
                                                  ----------- ---------------- --------------  ----------------  ------------------
OPERATIONS:
  Net investment income (loss)                    $      307     $    46,453     $    20,257      $    46,904        $   108,554
  Net realized gain (loss) on investments                (80)          2,538            (155)           9,723            (50,341)
  Capital gain distributions from mutual funds             -          22,962           3,711           60,000                  -
  Net unrealized appreciation (depreciation)
    of investments                                       719         (41,295)          1,623          (51,078)           (15,533)
                                                  ----------     -----------     -----------      -----------        -----------
      Increase (decrease) in net assets
        resulting from operations                        946          30,658          25,436           65,549             42,680
                                                  ----------     -----------     -----------      -----------        -----------

PRINCIPAL TRANSACTIONS:
  Net premiums                                         4,868         217,136          81,884          227,351            919,573
  Net transfers                                       70,110       1,802,543       1,001,578        3,278,323            844,850
  Internal rollovers                                       -           6,694               -                -                  -
  Cost of insurance and other charges                 (1,192)       (124,312)        (50,482)         (98,622)          (186,821)
  Administrative charges                                   -          (9,335)         (4,111)          (9,979)           (59,706)
  Policy loans                                             -         (15,622)          1,810            6,438             (6,168)
  Terminations and withdrawals                             -         (30,326)        (28,702)         (16,599)           (27,656)
                                                  ----------     -----------     -----------      -----------        -----------
      Increase in net assets resulting
        resulting from principal transactions         73,786       1,846,778       1,001,977        3,386,912          1,484,072
                                                  ----------     -----------     -----------      -----------        -----------
  TOTAL INCREASE IN NET ASSETS                        74,732       1,877,436       1,027,413        3,452,461          1,526,752

NET ASSETS:
  Beginning of year                                    3,390             564          26,927              561          1,065,651
                                                  ----------     -----------     -----------      -----------        -----------
  End of year                                     $   78,122     $ 1,878,000     $ 1,054,340      $ 3,453,022        $ 2,592,403
                                                  ==========     ===========     ===========      ===========        ===========

See accompanying notes.

                                    VL-R 24

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                                 For the Years Ended December 31, 2002 and December 31, 2001

                                                                                        2001
                                                 -----------------------------------------------------------------------------------
                                                                      Putnam VT
                                                                    International
                                                 Putnam VT Growth     Growth and    Putnam VT Small                      Putnam VT
                                                 and Income Fund -   Income Fund -  Cap Value Fund -  Putnam VT Vista   Voyager Fund
                                                    Class IB          Class IB         Class IB       Fund - Class IB    - Class IB
                                                 -----------------  --------------  ----------------  ---------------   ------------
OPERATIONS:
  Net investment income (loss)                      $   109,853      $   140,886        $    (171)      $     912         $   4,520
  Net realized gain (loss) on investments              (133,571)        (465,413)           1,318               -            (4,831)
  Capital gain distributions from mutual funds                -           30,139                -               -                -
  Net unrealized appreciation (depreciation)
    of investments                                     (372,734)        (401,135)          10,481          (2,035)           (3,247)
                                                    -----------      -----------        ---------       ---------         ---------
      Increase (decrease) in net assets
        resulting from operations                      (396,452)        (695,523)          11,628          (1,123)           (3,558)
                                                    -----------      -----------        ---------       ---------         ---------

PRINCIPAL TRANSACTIONS:
  Net premiums                                        2,267,531          749,204            1,285           1,960             8,469
  Net transfers                                       3,583,289        1,114,111           96,389          48,853           140,256
  Internal rollovers                                     12,261           11,875                -               -                 -
  Cost of insurance and other charges                  (846,584)        (308,675)          (1,699)           (281)           (4,379)
  Administrative charges                               (106,149)         (24,046)               -               -                 -
  Policy loans                                           95,180          (23,027)               -               -             1,122
  Terminations and withdrawals                         (298,191)        (191,129)               -               -                 -
                                                    -----------      -----------        ---------       ---------         ---------
      Increase in net assets resulting
        resulting from principal transactions         4,707,337        1,328,313           95,975          50,532           145,468
                                                    -----------      -----------        ---------       ---------         ---------
  TOTAL INCREASE (DECREASE) IN NET ASSETS             4,310,885          632,790          107,603          49,409           141,910

NET ASSETS:
     Beginning of year                                4,252,916        2,812,183                -           3,024            18,202
                                                    -----------      -----------        ---------       ---------         ---------
     End of year                                    $ 8,563,801      $ 3,444,973        $ 107,603       $  52,433         $ 160,112
                                                    ===========      ===========        =========       =========         =========

                                                                       SAFECO RST
                                                                         Growth         Scudder    Scudder Small     SunAmerica -
                                                       SAFECO RST-    Opportunities  International   Cap Value    Aggressive Growth
                                                    Equity Portfolio    Portfolio      Portfolio     Portfolio   Portfolio - Class A
                                                    ----------------  -------------  ------------- ------------- -------------------
OPERATIONS:
  Net investment income (loss)                       $    (1,908)     $   (30,363)    $       9      $     (75)        $       -
  Net realized gain (loss) on investments               (313,119)         (30,067)       (1,105)           510                 -
  Capital gain distributions from mutual funds                 -          110,453           456              -                 -
  Net unrealized appreciation (depreciation)
    of investments                                      (272,195)         707,325          (194)            61                 -
                                                     -----------      -----------     ---------      ---------         ---------
      Increase (decrease) in net assets
        resulting from operations                       (587,222)         757,348          (834)           496                 -
                                                     -----------      -----------     ---------      ---------         ---------

PRINCIPAL TRANSACTIONS:
  Net premiums                                           914,591        1,194,397             -              -                 -
  Net transfers                                          164,874          307,171           133         (1,101)                -
  Internal rollovers                                           -             (386)            -              -                 -
  Cost of insurance and other charges                   (642,408)        (511,987)         (147)          (148)                -
  Administrative charges                                 (27,018)         (42,481)            -              -                 -
  Policy loans                                           (11,575)         (85,509)            -              -                 -
  Terminations and withdrawals                          (380,427)        (131,671)            -              -                 -
                                                     -----------      -----------     ---------      ---------         ---------
      Increase in net assets resulting
        resulting from principal transactions             18,037          729,534           (14)        (1,249)                -
                                                     -----------      -----------     ---------      ---------         ---------
  TOTAL INCREASE IN NET ASSETS                          (569,185)       1,486,882          (848)          (753)                -

NET ASSETS:
  Beginning of year                                    5,685,954        3,622,580         3,378          3,537                 -
                                                     -----------      -----------     ---------      ---------         ---------
  End of year                                        $ 5,116,769      $ 5,109,462     $   2,530      $   2,784         $       -
                                                     ===========      ===========     =========      =========         =========

See accompanying notes.

                                    VL-R 25

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                      STATEMENTS OF CHANGES IN NET ASSETS
                                                           For the Years Ended December 31, 2002 and December 31, 2001

                                                                                       2001
                                                       ---------------------------------------------------------------------
                                                       SunAmerica -
                                                        SunAmerica                                   VALIC         VALIC
                                                         Balanced         UIF           UIF          Company      Company I
                                                        Portfolio -  Equity Growth   High Yield  I International    Mid Cap
                                                         Class A       Portfolio      Portfolio   Equities Fund   Index Fund
                                                       ------------  -------------   ----------  ---------------  ----------
OPERATIONS:
  Net investment income (loss)                           $       -   $    (43,757)  $   209,092    $    16,620   $     4,654
  Net realized gain (loss) on investments                        -       (882,542)     (157,634)      (215,694)     (517,383)
  Capital gain distributions from mutual funds                   -          7,547             -        130,475       812,463
  Net unrealized appreciation (depreciation)
    of investments                                               -       (276,444)     (152,769)      (231,754)     (384,197)
                                                         ---------   ------------   -----------    -----------   -----------
      Increase (decrease) in net assets
        resulting from operations                                -     (1,195,196)     (101,311)      (300,353)      (84,463)
                                                         ---------   ------------   -----------    -----------   -----------
PRINCIPAL TRANSACTIONS:
  Net premiums                                                   -      1,461,164       413,340        774,052     2,648,455
  Net transfers                                                  -     (1,039,668)       49,840         12,636       980,212
  Internal rollovers                                             -         38,177         6,694          3,561         3,176
  Cost of insurance and other charges                            -       (574,712)     (179,223)      (134,494)     (810,187)
  Administrative charges                                         -        (42,295)      (12,189)       (21,533)      (91,219)
  Policy loans                                                   -       (126,957)      (12,230)        (1,923)      (35,720)
  Terminations and withdrawals                                   -       (148,796)      (80,090)       (10,012)     (155,750)
                                                         ---------   ------------   -----------    -----------   -----------
      Increase in net assets resulting
        resulting from principal transactions                    -       (433,087)      186,142        622,287     2,538,967
                                                         ---------   ------------   -----------    -----------   -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                        -     (1,628,283)       84,831        321,934     2,454,504

NET ASSETS:
  Beginning of year                                              -      7,000,586     1,882,724      1,252,698     6,316,968
                                                         ---------   ------------   -----------    -----------   -----------
  End of year                                            $       -   $  5,372,303   $ 1,967,555    $ 1,574,632   $ 8,771,472
                                                         =========   ============   ===========    ===========   ===========

                                                          VALIC          VALIC          VALIC          VALIC         VALIC
                                                        Company I      Company I      Company I      Company I     Company I
                                                       Money Market  Nasdaq - 100     Science &      Small Cap       Stock
                                                          I Fund      Index Fund   Technology Fund  Index Fund    Index Fund
                                                       ------------  ------------  ---------------  ----------    ----------
OPERATIONS:
  Net investment income (loss)                         $    718,895  $    (4,482)    $   (2,203)   $     2,455   $     54,429
  Net realized gain (loss) on investments                         -      (32,956)       (98,979)        (9,494)      (922,595)
  Capital gain distributions from mutual funds                    -            -         22,482        129,571        890,159
  Net unrealized appreciation (depreciation)
    of investments                                                -      (61,362)       (51,878)       (81,714)    (2,662,661)
                                                       ------------  -----------     ----------    -----------   ------------
      Increase (decrease) in net assets
        resulting from operations                           718,895      (98,800)      (130,578)        40,818     (2,640,668)
                                                       ------------  -----------     ----------    -----------   ------------
PRINCIPAL TRANSACTIONS:
  Net premiums                                           97,344,826      178,310        100,250        150,294      6,226,992
  Net transfers                                         (61,108,720)   1,624,717        482,188        965,695      3,960,911
  Internal rollovers                                      7,302,442            -              -              -         48,430
  Cost of insurance and other charges                    (7,527,580)     (90,367)       (51,618)       (53,197)    (2,076,031)
  Administrative charges                                 (4,310,531)      (7,878)        (4,454)        (7,008)      (213,904)
  Policy loans                                           (6,090,895)           -            829          1,100       (128,324)
  Terminations and withdrawals                           (1,230,108)        (208)             -        (63,851)    (1,269,755)
                                                       ------------- -----------     ----------    -----------   ------------
      Increase in net assets resulting
        resulting from principal transactions            24,379,434    1,704,574        527,195        993,033      6,548,319
                                                       ------------  -----------     ----------    ----------    ------------
  TOTAL INCREASE IN NET ASSETS                           25,098,329    1,605,774        396,617      1,033,851      3,907,651

NET ASSETS:
  Beginning of year                                      27,981,266       23,457          4,769          1,817     18,978,660
                                                       ------------  -----------     ----------    -----------   ------------
  End of year                                          $ 53,079,595  $ 1,629,231     $  401,386    $ 1,035,668   $ 22,886,311
                                                       ============  ===========     ==========    ===========   ============

See accompanying notes.

                                    VL-R 26

American General Life Insurance Company
SEPARATE ACCOUNT VL-R

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                              For the Years Ended December 31, 2002 and December 31, 2001

                                                                                         2001
                                                  ----------------------------------------------------------------------------------
                                                   Van Kampen LIT  Van Kampen LIT   Van Kampen LIT     Van Kampen LIT
                                                  Emerging Growth    Government       Growth and      Strategic Stock   Vanguard VIF
                                                     Portfolio -    Portfolio -   Income Portfolio -    Portfolio -     High Yield
                                                      Class 1         Class 1           Class 1           Class 1          Bond
                                                      Shares          Shares            Shares            Shares         Portfolio
                                                  --------------  --------------  ------------------  ---------------  -----------
OPERATIONS:
   Net investment income (loss)                   $         (400) $          (17) $                -  $        17,666  $    (2,714)
   Net realized gain (loss) on investments               (11,855)              -                   -           12,142          919
   Capital gain distributions from mutual funds                -               -                   -                -            -
   Net unrealized appreciation (depreciation)
     of investments                                       (5,891)             82                   -          (28,784)       5,520
                                                  --------------  --------------  ------------------  ---------------  -----------
        Increase (decrease) in net assets
         resulting from operations                       (18,146)             65                   -            1,024        3,725
                                                  --------------  --------------  ------------------  ---------------  -----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                           13,242           1,623                   -          465,349      116,129
   Net transfers                                          82,070          35,803                   -          207,699      968,945
   Internal rollovers                                      3,947               -                   -            6,694        6,694
   Cost of insurance and other charges                   (12,705)            455                   -         (198,035)     (70,796)
   Administrative charges                                      -               -                   -          (15,442)      (5,664)
   Policy loans                                                -               -                   -           (9,703)      (8,299)
   Terminations and withdrawals                                -               -                   -          (56,055)     (16,399)
                                                  --------------  --------------  ------------------  ---------------  -----------
        Increase in net assets resulting
          resulting from principal transactions           86,554          37,881                   -          400,507      990,610
                                                  --------------  --------------  ------------------  ---------------  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                68,408          37,946                   -          401,531      994,335

NET ASSETS:
   Beginning of year                                      17,931               -                   -        1,327,463          564
                                                  --------------  --------------  ------------------  ---------------  -----------
   End of year                                    $       86,339  $       37,946  $                -  $     1,728,994  $   994,899
                                                  ==============  ==============  ==================  ===============  ===========

                                                    Vanguard VIF
                                                     REIT Index
                                                      Portfolio
                                                  --------------

OPERATIONS:
   Net investment income (loss)                   $          953
   Net realized gain (loss) on investments                 5,164
   Capital gain distributions from mutual funds              312
   Net unrealized appreciation (depreciation)
     of investments                                       33,741
                                                  --------------
        Increase (decrease) in net assets
          resulting from operations                       40,170
                                                  --------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                          120,813
   Net transfers                                         612,106
   Internal rollovers                                          -
   Cost of insurance and other charges                   (45,573)
   Administrative charges                                 (5,423)
   Policy loans                                               59
   Terminations and withdrawals                          (47,264)
                                                  --------------
        Increase in net assets resulting
          resulting from principal transactions          634,718
                                                  --------------
   TOTAL INCREASE IN NET ASSETS                          674,888

NET ASSETS:
   Beginning of year                                       1,145
                                                  --------------
   End of year                                    $      676,033
                                                  ==============

See accompanying notes.

                                    VL-R 27

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Divisions
SEPARATE ACCOUNT VL-R

Note A - Organization

     Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life contracts issued by the Company. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account is divided into sixty-one "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2002, the Funds available to contract owners through the various Divisions were as follows:

AIM Variable Insurance Funds - Class I Shares ("V.I."):
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Government Securities Fund/(1)/
     AIM V.I. High Yield Fund/(1)/
     AIM V.I. International Growth Fund/(2)/
     AIM V.I. Premier Equity Fund/(3)/

American Century Variable Portfolios, Inc. ("VP"):
     VP Value Fund

Ayco Series Trust:
     Ayco Growth Fund

Credit Suisse Trust/(4)/:
     Small Cap Growth Portfolio/(4)/

Deutsche Asset Management VIT:
     Scudder VIT EAFE Equity Index Fund/(5)/
     Scudder VIT Equity 500 Index Fund/(6)/

Dreyfus Investment Portfolios ("IP"):
     MidCap Stock Portfolio - Initial shares

Dreyfus Variable Investment Fund ("VIF")
     Quality Bond Portfolio - Initial shares
     Small Cap Portfolio - Initial shares

Fidelity Variable Insurance Products Fund ("VIP"):
     VIP Asset Manager/SM/ Portfolio - Service Class 2
     VIP Contrafund(R) Portfolio - Service Class 2
     VIP Equity-Income Portfolio - Service Class 2
     VIP Growth Portfolio - Service Class 2

Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Fund - Class 2
     Franklin U.S. Government Fund - Class 2
     Mutual Shares Securities Fund - Class 2
     Templeton Developing Markets Securities Fund - Class 2
     Templeton Foreign Securities Fund - Class 2/(7)/

Janus Aspen Series - Service Shares:
     Aggressive Growth Portfolio
     International Growth Portfolio
     Worldwide Growth Portfolio

J.P. Morgan Series Trust II:
     JPMorgan Small Company Portfolio/(8)/

MFS Variable Insurance Trust:
     MFS Capital Opportunities Series
     MFS Emerging Growth Series
     MFS Investors Trust Series

MFS Variable Insurance Trust: (Cont.)
     MFS New Discovery Series
     MFS Research Series
     MFS Total Return Series

Neuberger Berman Advisers Management Trust ("AMT"):
     Mid-Cap Growth Portfolio
     Partners Portfolio

PIMCO Variable Insurance Trust Administrative Class:
     PIMCO Real Return Portfolio/(9)/
     PIMCO Short-Term Portfolio/(9)/
     PIMCO Total Return Portfolio/(9)/

Putnam Variable Trust ("VT"):
     Putnam VT Diversified Income Fund - Class IB
     Putnam VT Growth and Income Fund - Class IB
     Putnam VT International Growth and Income Fund - Class IB
     Putnam VT Small Cap Value Fund - Class IB
     Putnam VT Vista Fund - Class IB
     Putnam VT Voyager Fund - Class IB

SAFECO Resource Series Trust ("RST"):
     Equity Portfolio
     Growth Opportunities Portfolio

SunAmerica (a related party):
     Aggressive Growth Portfolio - Class A
     SunAmerica Balanced Portfolio - Class A

The Universal Institutional Funds, Inc. - Class I Shares ("UIF"):
     Equity Growth Portfolio
     High Yield Portfolio

VALIC COMPANY I (a related party)/(10)/:
     International Equities Fund
     Mid Cap Index Fund/(10)/
     Money Market I Fund/(10)/
     Nasdaq-100(R) Index Fund
     Science & Technology Fund/(10)/
     Small Cap Index Fund
     Stock Index Fund

Van Kampen Life Investment Trust - Class I Shares("LIT"):
     Emerging Growth Portfolio
     Government Portfolio
     Growth & Income Portfolio/(11)/

Vanguard Variable Insurance Fund ("VIF"):
     High Yield Bond Portfolio
     REIT Index Portfolio

/(1)/ These Divisions have had no activity, during 2001 or 2002.
/(2)/ Effective May 1, 2002, AIM V.I. International Equity Fund changed its name to AIM V.I. International Growth Fund.
/(3)/ Effective May 1, 2002, AIM V.I. Value Fund changed its name to AIM V.I.
      Premier Equity Fund.
/(4)/ Effective May 1, 2002 Credit Suisse Warburg Pincus Trust changed its name to Credit Suisse Trust, and the Small Company Growth Portfolio changed its name to Small Cap Growth Portfolio.

                                     VL-R 28

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Divisions
SEPARATE ACCOUNT VL-R

Note A - Organization - Continued

/(5)/ Effective April 30, 2002 Deutsche VIT EAFE Equity Index Fund changed its name to Scudder VIT EAFE Equity Index Fund.
/(6)/ Effective April 30, 2002 Deutsche VIT Equity 500 Index Fund changed its name to Scudder VIT Equity 500 Index Fund.
/(7)/ Effective May 1, 2002, Templeton International Securities Fund - Class 2 changed its name to Templeton Foreign Securities Fund Class 2.
/(8)/ Effective May 1, 2002, J.P. Morgan Small Company Portfolio changed its name to JPMorgan Small Company Portfolio.
/(9)/ Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio changed its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
/(10)/ Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund and T. Rowe Price Science & Technology Fund changed its name to Science & Technology Fund.
/(11)/ Effective May 1, 2002, the Van Kampen Life Investment Trust Strategic
       Stock Portfolio merged into the Van Kampen Life Investment Trust Growth & Income Portfolio.

         The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I. SunAmerica, also an affiliate of the Company, serves as the investment advisor to SunAmerica.

         In addition to the sixty-one Divisions above, a policy owner may allocate contract funds to a fixed account, which is part of the Company's general account. Policy owners should refer to the prospectus for a complete description of the available Funds and the fixed account.

         The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

         Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statements of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

         The accompanying financial statements of the Divisions of the Separate Account have been prepared -in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting principles followed by the Divisions and the methods of applying those principles is presented below. For the purpose of comparison with current year financials, all line items have been restated in the 2001 statement of operations and statement of changes in net assets to combine all products at fund level.

         Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

         Security valuation - The investments in shares of the Funds listed above are stated at the net asset value of the respective portfolioas determined by the fund, which value their securities at fair value.

         Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

         Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Note C - Contract charges

         Deductions from premium payments - Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.50%. For Corporate America contracts, we deduct from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services we perform and a premium tax that is applicable to us in your state or other jurisdiction. The amount we deduct in policy year 1 through 7 is 9% up to the "target premium" and 5% on any premium amounts in excess of the target premium. The amount we deduct in year 8 and thereafter is 5% of all premium payments. The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract. For other policies offered through the Separate Account (except for Corporate America, AG Legacy Plus, and Legacy Plus), prior to allocation to the Separate Account, the following sales load is deducted from each after-tax premium payment.

                                     VL-R 29

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Divisions
SEPARATE ACCOUNT VL-R

Note C - Contract charges - Continued

----------------------------------------------------
        Contracts                Sales Load
----------------------------------------------------
Platinum Investor I and II          2.50%
----------------------------------------------------
Platinum Investor III               5.00%
----------------------------------------------------
Platinum Investor PLUS              5.00%
----------------------------------------------------
Platinum Investor Survivor          6.50%
----------------------------------------------------
Platinum Investor Survivor II       5.00%
----------------------------------------------------

     Separate Account charges - Currently, daily charges at the following annual rates on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

-----------------------------------------------------------------------------------------------------------------------------------
                                    Mortality &
                                      Expense          First                          Second
                                      (M & E)       Reduction in       After       Reduction in        After        Year Policy
        Contracts                   Annual Rate       M & E Rate    Policy Year     M & E Rate      Policy Year    First Offered
-----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus                          .75%            .25%            10             .25%             20             2000
-----------------------------------------------------------------------------------------------------------------------------------
Corporate America                       .35%            .10%            10             .10%             20             2000
-----------------------------------------------------------------------------------------------------------------------------------
Legacy Plus                             .75%            .25%            10             .25%             20             1998
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II              .75%            .25%            10             .25%             10             1998
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III                   .70%            .25%            10             .35%             20             2000
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS                  .70%            .45%            10             .10%             20             2002
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor              .40%            .20%            10             .10%             30             2000
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II           .75%            .25%            15             .35%             30             2001
-----------------------------------------------------------------------------------------------------------------------------------

     Other charges paid to the Company include: deductions for the cost of insurance, monthly maintenance charges, surrender charges and additional benefit rider charges.

     Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

----------------------------------------------------------------------------------------------------------------------------------
                                              Surrender
                                  Surrender   Charge
        Contracts                 Charge      Period           Transaction Fee on Surrender
----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus                       No             N/A        Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Corporate America                    No             N/A        $25 transaction fee may be charged
----------------------------------------------------------------------------------------------------------------------------------
Legacy Plus                          No             N/A        $25 transaction fee may be charged
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II           Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III                Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS               Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor           Yes      First 9 years    Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II        Yes      First 14 years   Lesser of 2% of amount withdrawn or $25, currently $10
----------------------------------------------------------------------------------------------------------------------------------

     Also, monthly charges are deducted, if you select additional benefits riders for contracts for certain contracts. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured or the specific coverage you chose under the rider.

Note D - Federal Income Taxes

     The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                     VL-R 30

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                              Divisions                                          Cost of          Proceeds from
                                                                                 Purchases            Sales
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund  - Class I Shares                          $          -        $      4,227
AIM V.I. International Growth Fund  - Class I Shares                             1,262,117           1,041,618
AIM V.I. Premier Equity Fund - Class I Shares                                    3,697,791           2,887,841
American Century VP Value Fund                                                   5,083,100           1,452,766
Ayco Series Trust Growth Fund                                                    3,730,795             570,201
Credit Suisse Small Cap Growth Portfolio                                           273,874              77,400
Deutsche Asset Management VIT  Scudder VIT EAFE Equity Index Fund                        -              44,835
Deutsche Asset Management VIT Scudder VIT Equity 500 Index Fund                      2,140             155,885
Dreyfus IP MidCap Stock Portfolio - Initial shares                               1,181,095             214,551
Dreyfus VIF Quality Bond Portfolio - Initial shares                              4,870,409           6,437,310
Dreyfus VIF Small Cap Portfolio - Initial shares                                 4,467,745           3,358,432
Fidelity VIP Asset Manager Portfolio - Service Class 2                           2,191,088             138,662
Fidelity VIP Contrafund Portfolio - Service Class 2                              6,257,462           3,046,451
Fidelity VIP Equity-Income Portfolio - Service Class 2                           6,479,989           2,953,171
Fidelity VIP Growth Portfolio - Service Class 2                                  5,935,858             492,383
Franklin Templeton - Franklin Small Cap Fund - Class 2                              85,845              11,277
Franklin Templeton - Franklin U.S. Government Fund - Class 2                    17,700,946           8,948,071
Franklin Templeton - Mutual Shares Securities Fund - Class 2                     4,515,902             117,739
Franklin Templeton - Templeton Developing Markets Securities Fund - Class 2             30               1,215
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                 4,381,910             126,995
Janus Aspen Series Aggressive Growth Portfolio - Service Shares                  1,456,323             857,703
Janus Aspen Series International Growth Portfolio - Service Shares               1,018,221             398,998
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                   2,491,723             945,298
JPMorgan Small Company Portfolio                                                   213,965              31,195
MFS Capital Opportunities Series                                                 1,457,623             204,031
MFS Emerging Growth Series                                                       3,775,271           2,993,015
MFS Investors Trust Series                                                              19               4,404
MFS New Discovery Series                                                         1,325,503             264,107
MFS Research Series                                                                598,302             302,276
MFS Total Return Series                                                            750,850              94,411
Neuberger Berman AMT Mid-Cap Growth Portfolio                                    1,861,394             202,487
Neuberger Berman AMT Partners Portfolio                                             88,280              29,264
OGIT Equity Index Portfolio                                                              -               9,982
OGIT Large Cap Growth Portfolio                                                          -               1,837
OGIT Mid Cap Growth Portfolio                                                            -               2,088
Oppenheimer High Income Fund/VA                                                     70,210              26,140
PIMCO Real Return Portfolio  - Administrative Class                              5,158,246           1,455,084
PIMCO Short-Term Portfolio  - Administrative Class                               1,972,287             587,500
PIMCO Total Return Portfolio  - Administrative Class                             5,526,827             747,805
Putnam VT Diversified Income Fund - Class IB                                     1,846,910             784,724
Putnam VT Growth and Income Fund - Class IB                                      4,443,337           1,293,595
Putnam VT International Growth and Income Fund - Class IB                        2,099,688             435,743
Putnam VT Small Cap Value Fund - Class IB                                          207,489                   -
Putnam VT Vista Fund - Class IB                                                     24,373               6,233
Putnam VT Voyager Fund - Class IB                                                  121,924               9,811
SAFECO RST-Equity Portfolio                                                      2,428,170           3,577,799
SAFECO RST-Growth Opportunities Portfolio                                        2,062,750           1,221,260
Scudder International Portfolio                                                         11               2,169
Scudder Small Cap Value Portfolio                                                       11               2,518
SunAmerica - Aggressive Growth Portfolio - Class A                                  18,021                   -
SunAmerica - SunAmerica Balanced Portfolio - Class A                                94,841                   -
UIF Equity Growth Portfolio - Class I Shares                                       767,059           1,310,234
UIF High Yield Portfolio - Class I Shares                                          455,173             772,783
VALIC Company I International Equities Fund                                        464,242             378,620
VALIC Company I Mid Cap Index Fund                                               4,881,778           2,998,384
VALIC Company I Money Market I Fund                                             73,740,732          84,876,258
VALIC Company I Nasdaq - 100 Index Fund                                          2,754,561           2,362,825
VALIC Company I Science & Technology Fund                                          336,582              91,164
VALIC Company I Small Cap Index Fund                                             1,208,334             152,616
VALIC Company I Stock Index Fund                                                19,223,640           5,478,147

                                     VL-R-31

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                           Cost of          Proceeds from
                              Divisions                                   Purchases             Sales
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio  - Class I Shares              $     26,146        $      11,224
Van Kampen LIT Government Portfolio - Class I Shares                         101,809                7,073
Van Kampen LIT Growth and Income Portfolio - Class I Shares                2,848,914              401,455
Van Kampen LIT Strategic Stock Portfolio - Class I Shares                    307,592            2,071,437
Vanguard VIF High Yield Bond Portfolio                                     3,219,579            1,951,468
Vanguard VIF REIT Index Portfolio                                          3,656,114              971,642
                                                                      --------------       --------------

Total                                                                  $ 227,222,920        $ 152,407,837
                                                                      ==============      = =============

                                    VL-R 32

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2002.

                                                                                    Net                                 Unrealized
                                                                                   Asset  Value of Shares   Cost of    Appreciation/
                               Divisions                                 Shares    Value     at Market    Shares Held (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund  - Class I Shares                         0.013 $16.43   $        -    $         -  $         -
AIM V.I. International Growth Fund  - Class I Shares                   277,792.869  12.49    3,469,633      4,920,845   (1,451,212)
AIM V.I. Premier Equity Fund - Class I Shares                          606,385.651  16.22    9,835,575     15,662,771   (5,827,196)
American Century VP Value Fund                                         847,482.277   6.12    5,186,591      5,738,949     (552,358)
Ayco Series Trust Growth Fund                                        1,086,242.590   6.65    7,223,513     10,979,993   (3,756,480)
Credit Suisse Small Cap Growth Portfolio                                49,186.923   9.29      456,946        558,180     (101,234)
Deutsche Asset Management VIT Scudder VIT EAFE Equity Index Fund                 -   6.47            -              -            -
Deutsche Asset Management VIT Scudder VIT Equity 500 Index Fund          1,267.618   9.20       11,662         15,432       (3,770)
Dreyfus IP MidCap Stock Portfolio - Initial shares                     141,335.253  12.04    1,701,676      1,815,062     (113,386)
Dreyfus VIF Quality Bond Portfolio - Initial shares                    656,891.487  11.65    7,652,786      7,537,413      115,373
Dreyfus VIF Small Cap Portfolio - Initial shares                       270,250.134  28.40    7,675,104      9,542,049   (1,866,945)
Fidelity VIP Asset Manager Portfolio - Service Class 2                 184,081.288  12.59    2,317,583      2,392,050      (74,467)
Fidelity VIP Contrafund Portfolio - Service Class 2                    358,253.075  17.95    6,430,643      6,980,597     (549,954)
Fidelity VIP Equity-Income Portfolio - Service Class 2                 426,951.101  18.00    7,685,120      9,128,674   (1,443,554)
Fidelity VIP Growth Portfolio - Service Class 2                        286,862.814  23.21    6,658,086      8,678,691   (2,020,605)
Franklin Templeton - Franklin Small Cap Fund - Class 2                   7,295.875  12.70       92,658        120,079      (27,421)
Franklin Templeton - Franklin U.S. Government Fund - Class 2           658,324.799  13.49    8,880,802      8,728,309      152,493
Franklin Templeton - Mutual Shares Securities Fund - Class 2           371,625.917  12.02    4,466,944      4,396,735       70,209
Franklin Templeton - Templeton Developing Markets Securities Fund -
 Class 2                                                                   184.835   4.69          867          1,155         (288)
Franklin Templeton - Templeton Foreign Securities Fund - Class 2       462,497.309   9.42    4,356,725      4,256,509      100,216
Janus Aspen Series Aggressive Growth Portfolio - Service Shares         68,671.153  15.62    1,072,643      1,280,486     (207,843)
Janus Aspen Series International Growth Portfolio - Service Shares      73,665.601  17.18    1,265,575      1,565,946     (300,371)
Janus Aspen Series Worldwide Growth Portfolio - Service Shares         100,400.958  20.95    2,103,400      2,511,050     (407,650)
JPMorgan Small Company Portfolio                                        30,861.117  10.34      319,104        374,143      (55,039)
MFS Capital Opportunities Series                                       223,388.277   9.53    2,128,890      2,744,870     (615,980)
MFS Emerging Growth Series                                             613,250.815  11.91    7,303,817     12,894,200   (5,590,383)
MFS Investors Trust Series                                                   0.709  13.47           10             11           (1)
MFS New Discovery Series                                               160,218.150  10.44    1,672,677      2,174,000     (501,323)
MFS Research Series                                                     76,024.761  10.78      819,547        999,533     (179,986)
MFS Total Return Series                                                 38,763.511  17.14      664,406        703,472      (39,066)
Neuberger Berman AMT Mid-Cap Growth Portfolio                          149,196.004  11.97    1,785,877      2,273,486     (487,609)
Neuberger Berman AMT Partners Portfolio                                  7,366.214  11.40       83,975        107,317      (23,342)
OGIT Equity Index Portfolio                                                  2.496   7.69           19             25           (6)
Oppenheimer High Income Fund/VA                                         14,714.747   7.51      110,508        121,164      (10,656)
PIMCO Real Return Portfolio  - Administrative Class                    514,542.673  11.90    6,123,058      5,705,505      417,553
PIMCO Short-Term Portfolio  - Administrative Class                     242,380.105  10.08    2,443,191      2,435,801        7,390
PIMCO Total Return Portfolio  - Administrative Class                   825,317.306  10.23    8,442,996      8,288,839      154,157
Putnam VT Diversified Income Fund - Class IB                           423,022.241   8.48    3,587,229      3,619,117      (31,888)
Putnam VT Growth and Income Fund - Class IB                            514,783.063  18.64    9,595,556     11,708,053   (2,112,497)
Putnam VT International Growth and Income Fund - Class IB              532,061.931   8.35    4,442,717      5,429,808     (987,091)
Putnam VT Small Cap Value Fund - Class IB                               21,520.169  12.16      261,685        304,606      (42,921)
Putnam VT Vista Fund - Class IB                                          6,617.658   7.87       52,081         68,317      (16,236)
Putnam VT Voyager Fund - Class IB                                       10,137.716  20.87      211,574        267,041      (55,467)
SAFECO RST-Equity Portfolio                                            155,704.652  18.07    2,813,583      3,563,402     (749,819)
SAFECO RST-Growth Opportunities Portfolio                              274,552.514  13.60    3,733,914      5,423,397   (1,689,483)
Scudder International Portfolio                                              0.365   7.96            3              3            -
Scudder Small Cap Value Portfolio                                            0.054  11.67            1              1            -
SunAmerica - Aggressive Growth Portfolio - Class A                       2,570.918   6.79       17,462         18,021         (559)
SunAmerica - SunAmerica Balanced Portfolio - Class A                     7,816.131  11.83       92,458         94,841       (2,383)
UIF Equity Growth Portfolio - Class I Shares                           337,729.513  10.23    3,454,973      5,556,997   (2,102,024)
UIF High Yield Portfolio - Class I Shares                              244,141.731   5.64    1,376,959      1,788,831     (411,872)
VALIC Company I International Equities Fund                            250,838.365   5.30    1,329,442      1,769,924     (440,482)
VALIC Company I Mid Cap Index Fund                                     618,307.314  14.14    8,742,865     11,014,635   (2,271,770)
VALIC Company I Money Market I Fund                                 41,942,640.620   1.00   41,942,641     41,942,641            -
VALIC Company I Nasdaq - 100 Index Fund                                467,210.724   2.76    1,289,502      1,666,401     (376,899)
VALIC Company I Science & Technology Fund                               56,297.453   7.48      421,105        598,525     (177,420)
VALIC Company I Small Cap Index Fund                                   179,255.350   9.42    1,688,585      2,117,142     (428,557)
VALIC Company I Stock Index Fund                                     1,181,072.109  24.23   28,617,377     38,939,276  (10,321,899)

                                     VL-R 33

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2002.

                                                                                 Net      Value of                     Unrealized
                                                                                Asset     Shares at       Cost of     Appreciation/
                         Divisions                                   Shares     Value       Market      Shares Held  (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio - Class I Shares           3,733.231  $19.09   $     71,267   $    103,096   $    (31,829)
Van Kampen LIT Government Portfolio - Class I Shares               13,837.314    9.82        135,882        132,719          3,163
Van Kampen LIT Growth and Income Portfolio - Class I Shares       156,120.184   13.47      2,102,939      2,361,712       (258,773)
Van Kampen LIT Strategic Stock Portfolio - Class I Shares                   -   12.09              -              -              -
Vanguard VIF High Yield Bond Portfolio                            272,759.438    8.21      2,239,355      2,194,983         44,372
Vanguard VIF REIT Index Portfolio                                 253,472.782   12.84      3,254,591      3,328,192        (73,601)

Total                                                                                   $241,918,353   $289,645,022   $(47,726,669)
                                                                                        ===========================================

                                     VL-R 34

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                      -------------------------------------------------------------------------------------------------------------

                         AIM V.I.                           Fidelity VIP        Fidelity VIP        Fidelity VIP      Fidelity VIP
                      International                         Asset Manager        Contrafund       Equity - Income       Growth
AG Legacy Plus        Growth Fund -    American Century     Portfolio -     Portfolio - Service     Portfolio -       Portfolio -
Divisions:            Class 1 Shares     VP Value Fund    Service Class 2         Class 2         Service Class 2   Service Class 2
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                     13,237.533          19,195.157         1,530.059            6,070.463         16,085.084        8,893.324
Units, Purchased           4,415.303           4,130.757                 -            1,736.330          1,897.621          595.503
Units, Transferred
 between Funds             5,613.667          11,552.270         7,171.694           19,559.661         23,223.272       14,977.750
Units, Withdrawn            (490.305)         (2,666.668)         (196.259)          (1,578.507)        (1,307.300)      (2,804.949)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              22,776.198          32,211.516         8,505.494           25,787.947         39,898.677       21,661.628
                      ==============  ==================  ================  ===================   ================  ===============

                         Franklin
                        Templeton -   Franklin Templeton                                                               Neuberger
                      Franklin Small     - Templeton                                                                   Berman AMT
                        Cap Fund -    Foreign Securities    MFS Emerging          MFS New            MFS Total         Partners
                         Class 2        Fund - Class 2         Growth        Discovery Series      Return Series       Portfolio
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                      6,998.315           1,036.181        67,578.463            1,313.974          4,501.151        5,132.320
Units, Purchased           1,058.356             434.029        10,745.022              224.583            402.433          362.304
Units, Transferred
 between Funds            13,862.593           5,291.014        63,280.552            6,240.102          2,996.854        6,532.493
Units, Withdrawn          (2,002.891)           (166.431)       (5,533.135)            (232.448)          (364.668)        (260.112)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              19,916.373           6,594.793       136,070.902            7,546.211          7,535.770       11,767.005
                      ==============  ==================  ================  ===================   ================  ===============

                                          PIMCO Real        PIMCO Total
                       Oppenheimer    Return Portfolio -  Return Portfolio       Putnam VT        Putnam VT Small      Putnam VT
                       High Income      Administrative    - Administrative  Diversified Income    Cap Value Fund -   Vista Fund -
                         Fund VA            Class              Class          Fund - Class IB         Class IB         Class IB
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                      7,782.764          12,783.716        10,973.678            4,788.038          8,198.442        9,573.740
Units, Purchased           2,242.705           8,528.160           909.256            1,312.585          1,664.368        1,087.849
Units, Transferred
 between Funds             1,955.595          12,860.986        15,586.501            1,977.867         15,465.500        4,310.795
Units, Withdrawn            (237.476)         (1,492.087)       (2,370.190)            (177.544)          (728.407)        (294.820)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              11,743.588          32,680.775        25,099.245            7,900.946         24,599.903       14,677.564
                      ==============  ==================  ================  ===================   ================  ===============

                                                                                                                      Van Kampen
                                                                                                                     LIT Emerging
                        Putnam VT       VALIC Company I    VALIC Company      VALIC Company I                           Growth
                      Voyager Fund -     International    I Mid Cap Index      Money Market        VALIC Company      Portfolio -
                         Class IB        Equity Fund            Fund               Fund            I Stock Index    Class I Shares
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                     26,218.292           1,710.404         4,236.730           57,184.904          9,605.827       14,444.374
Units, Purchased           6,698.757             606.412         1,049.921          245,567.256          1,879.560        5,148.656
Units, Transferred
 between Funds            18,251.770           8,974.703        12,845.948         (239,474.568)        43,768.672        1,363.991
Units, Withdrawn          (3,763.264)           (236.001)         (707.146)         (15,944.677)        (2,726.477)        (776.138)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year              47,405.555          11,055.518        17,425.453           47,332.915         52,527.582       20,180.883
                      ==============  ==================  ================  ===================   ================  ===============

                        Van Kampen
                      LIT Government
                       Portfolio -
                      Class I Shares
                      --------------
Units, at the
 Beginning of the
 Year                      3,341.404
Units, Purchased           7,237.752
Units, Transferred
 between Funds               954.684
Units, Withdrawn            (509.864)
                      --------------
Units, at the End
 of the Year              11,023.976
                      ==============

                                                                                                    Dreyfus VIF      Fidelity VIP
                         AIM V.I.                             American      Dreyfus VIF Quality      Small Cap        Contrafund
Corporate America     International    AIM V.I. Premier      Century VP      Bond Portfolio -        Portfolio -      Portfolio -
Divisions:             Growth Fund       Equity Fund         Value Fund       Initial shares       Initial shares   Service Class 2
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the
 Beginning of the
 Year                     36,330.119          47,372.278         2,360.815           22,577.616         39,148.200        2,132.261
Units, Purchased             658.325              67.817         1,494.815            2,351.034          1,349.119        1,047.648
Units, Transferred
 between Funds               (36.202)             16.316         1,397.094               65.185          1,001.503        1,726.230
Units, Withdrawn         (31,024.030)        (41,320.588)         (121.568)         (17,758.465)       (31,370.494)        (123.482)
                      --------------  ------------------  ----------------  -------------------   ----------------  ---------------
Units, at the End
 of the Year               5,928.212           6,135.823         5,131.156            7,235.370         10,128.328        4,782.657
                      ==============  ==================  ================  ===================   ================  ===============

                                    VL-R 35

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                               DIVISIONS
                                    -----------------------------------------------------------------------------------------
                                        Fidelity                                       Janus Aspen  Janus Aspen
                                          VIP          Fidelity        Janus Aspen      Series         Series
                                        Equity-          VIP             Series       International  Worldwide
                                        Income          Growth         Aggressive        Growth       Growth
                                       Portfolio -     Portfolio - Growth Portfolio -  Portfolio -  Portfolio -     MFS Cpital
Corporate America Divisions -           Service         Service         Service         Service       Service     Opportunities
Continued                               Class 2         Class 2         Shares          Shares        Shares        Series
                                    ------------  -------------     ------------      ----------   -----------   -----------
Units, at the Beginning of the Year    6,676.994      2,078.164       2,288.181         835.484     4,448.239     3,217.962
Units, Purchased                       6,729.346      2,354.070               -       1,048.458     1,604.753             -
Units, Transferred between Funds       4,365.157         12.023           3.109          12.339     2,338.233        24.175
Units, Withdrawn                        (441.120)       (78.220)       (155.858)        (23.277)     (330.979)     (212.726)
                                    ------------  -------------     -----------       ---------    ----------    ----------
Units, at the End of the Year         17,330.377      4,366.037       2,135.432       1,873.004     8,060.246     3,029.411
                                    ============  =============     ===========       =========    ==========    ==========

                                                                                      PIMCO          PIMCO         PIMCO Total
                                                                                   Real Return     Short-Term        Return
                                    MFS Emerging      MFS New           MFS          Portfolio       Portfolio      Portfolio-
                                       Growing       Discovery       Research    -Administrative  -Administrative Administrative
                                       Series          Series          Series         Class           Class          Class
                                    ------------  -------------     -----------     -----------    ----------     ---------
Units, at the Beginning of the Year    1,597.010      1,712.162         997.444               -     5,270.813     2,554.415
Units, Purchased                               -              -       1,024.325               -       842.801     2,405.681
Units, Transferred between Funds           1.407      2,254.489           8.755       3,061.274       843.308       (10.246)
Units, Withdrawn                        (127.258)      (131.144)        (28.744)        (34.993)     (230.160)      (99.468)
                                    ------------  -------------     -----------       ---------    ----------    ----------
Units, at the End of the Year          1,471.159      3,835.507       2,001.780       3,026.281     6,726.762     4,850.382
                                    ============  =============     ===========       =========    ==========    ==========
                                     Putnam VT     Putnam VT
                                    Diversified    Growth and       SAFECO RST-        VALIC          VALIC         VALIC
                                      Income         Income           Growth         Company I      Company I     Company I
                                       Fund           Fund         Opportunities      Mid Cap      Money Market I Small Cap
                                     Class 1B       Class 1B          Portfolio      Index Fund       Fund        Index Fund
                                    ------------  -------------     -----------     -----------    ----------    ----------
Units, at the Beginning of the Year   99,029.015    110,488.645      26,516.130      45,378.660     2,211.603     1,346.925
Units, Purchased                      77,154.452    106,054.605          35.855       1,682.248    76,482.514     2,185.548
Units, Transferred between Funds      16,501.343     21,351.564         127.637          42.435   (49,375.892)       22.708
Units, Withdrawn                      (2,507.219)    (3,590.428)    (23,235.007)    (39,581.487)     (403.258)      (30.279)
                                    ------------  -------------     -----------     -----------    ----------    ----------
Units, at the End of the Year        190,177.591    234,304.386       3,444.615       7,521.856    28,914.967     3,524.902
                                    ============  =============     ===========     ===========    ==========    ==========
                                         VALIC
                                       Company I
                                      Stock Index     Vanguard REITF
                                         Fund        Index Portfolio
                                     ------------    -------------
Units, at the Beginning of the Year    59,072.174       2,407.365
Units, Purchased                        3,189.912       1,350.879
Units, Transferred between Funds          (50.180)        827.639
Units, Withdrawn                      (49,178.228)       (100.447)
                                     ------------    ------------
Units, at the End of the Year          13,033.678       4,485.436
                                     ============    ============
                                                    Deutsche Asset
                                       AIM V.I.     Management VIT   Deutsche Asset
                                    Premier Equity   Scudder VIT     Management VIT       UIF Equity Growth  VALIC Company I
                                     Fund-Class I    EAFE Equity   Scudder VIT Equity    Portfolio - Class I  Money Market
Legacy Plus Divisions:                 Shares         Index Fund     500 Index Fund          Shares               Fund
                                     ------------    -----------    ---------------      ----------------    --------------
Units, at the Beginning of the Year    15,448.271      5,923.201        18,703.845             7,381.773         5,564.041
Units, Purchased                          120.483         34.092           468.064                47.048           156.911
Units, Transferred between Funds                                                 -                     -                 -
Units, Withdrawn                      (15,568.098)    (5,957.293)      (17,562.298)           (7,428.821)       (4,744.294)
                                     ------------   ------------   ---------------      ----------------     -------------
Units, at the End of the Year               0.656              -         1,609.611                     -           976.658
                                     ============   ============   ===============      ================     =============
                                                                                        Franklin
                                                                                       Templeton
                                   AIM V.I. Capital    AIM V.I.                         Developing
                                     Appreciation   International    Franklin Small     Markets                        OGIT Equity
                                     Fund-Class 1   Growth Fund-        Cap Fund     Securities Fund-  MFS Investors      Index
The One Vul Solution Divisions:         Shares      Class 1 Shares      Class 2         Class 2       Trust Series      Portfolio
                                     ------------   --------------  --------------   ---------------  --------------  ------------
Units, at the Beginning of the Year       766.195        173.743           909.044           334.510         592.803     1,456.430
Units, Purchased                                -              -                 -                 -               -             -
Units, Transferred between Funds            9.819         (6.278)            3.355           (60.616)        (14.455)       47.078
Units, Withdrawn                         (776.014)      (167.465)         (912.399)         (273.894)       (578.348)   (1,503.508)
                                     ------------   ------------   ---------------  ----------------  --------------  ------------
Units, at the End of the Year                   -              -                 -                 -               -             -
                                     ============   ============   ===============  ================  ==============  ============

                                    VL-R-36

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                      DIVISIONS
                      -------------------------------------------------------------------------------------------------------------

                                                                                                     Scudder
The One Vul Solution                       OGIT Large         Oppenheimer         Putnam VT       International       SVS Dremen
Divisions -             OGIT Mid Cap       Cap Growth         High Income        Vista Fund -        Research          Small Cap
Continued:            Growth Portfolio     Portfolio            Fund/VA            Class IB         Portfolio      Value Portfolio
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                          319.014           420.988              295.801           474.442           401.196           227.795
Units, Purchased                     -                 -                    -                 -                 -                 -
Units, Transferred
 between Funds                 (14.485)           52.753               (2.971)            4.536             2.700           (45.420)
Units, Withdrawn              (304.529)         (473.741)            (292.830)         (478.978)         (403.896)         (182.375)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year                         -                 -                    -                 -                 -                 -
                      ================  ================   ==================  ================  ================  ================

                       Van Kampen LIT
                          Emerging
                      Growth Portfolio
                      - Class I Shares
                      ----------------
Units, at the
 Beginning of the
 Year                        1,936.384
Units, Purchased                     -
Units, Transferred
 between Funds                 125.892
Units, Withdrawn            (2,062.276)
                      ----------------
Units, at the End
 of the Year                         -
                      ================

                          AIM V.I.                                                                                    Dreyfus IP
                       International    AIM V.I. Premier        American                          Credit Suisse      MidCap Stock
Platinum Investor      Growth Fund -     Equity Fund -      Century VP Value     Ayco Growth        Small Cap        Portfolio -
Divisions:             Class I Shares    Class I Shares           Fund               Fund          Growth Fund      Initial shares
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                      356,170.122       983,405.657          111,235.155        21,904.481        27,892.534        40,853.494
Units, Purchased           114,357.067       268,784.177           16,702.511         6,952.274         2,998.296         4,878.421
Units, Transferred
 between Funds             (20,930.430)      (84,935.420)         105,169.421         2,449.592         7,825.169        24,294.173
Units, Withdrawn           (80,765.935)     (209,691.803)         (52,940.773)       (2,240.420)       (3,484.606)       (7,020.216)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year               368,830.824       957,562.611          180,166.314        29,065.927        35,231.393        63,005.872
                      ================  ================   ==================  ================  ================  ================

                        Dreyfus VIF       Dreyfus VIF                            Fidelity VIP      Fidelity VIP      Fidelity VIP
                        Quality Bond       Small Cap       Fidelity VIP Asset     Contrafund      Equity-Income    Growth Portfolio
                        Portfolio -       Portfolio -      Manager Portfolio      Portfolio -       Portfolio -    - Service Class
                       Initial shares   Initial shares      Service Class 2    Service Class 2   Service Class 2           2
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                      660,282.279       503,048.474           11,999.550        94,909.011       181,213.880       193,356.754
Units, Purchased            85,168.024       104,428.089           10,773.118        14,236.752        25,270.845        18,769.794
Units, Transferred
 between Funds             (77,467.372)      (12,448.947)         163,445.463       200,087.963       100,564.643       131,557.505
Units, Withdrawn          (233,458.521)     (168,715.224)         (12,062.463)      (65,326.890)      (42,938.632)      (38,472.711)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year               434,524.410       426,312.392          174,155.668       243,906.836       264,110.736       305,211.342
                      ================  ================   ==================  ================  ================  ================

                                                                                  Janus Aspen                         Janus Aspen
                          Franklin         Franklin             Franklin            Series          Janus Aspen         Series
                         Templeton -      Templeton -         Templeton -         Aggressive          Series           Worldwide
                        Franklin U.S.    Mutual Shares         Templeton       Growth Portfolio   International    Growth Portfolio
                         Government     Securities Fund    Foreign Securities      - Service     Growth Portfolio      - Service
                       Fund - Class 2       Class 2          Fund - Class 2         Shares        Service Shares        Shares
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                                -                 -                    -        32,311.756        63,775.750        51,949.722
Units, Purchased               344.306           228.564              613.224        16,708.929        17,675.770        13,836.024
Units, Transferred
 between Funds              19,371.176        12,895.813            7,347.061        10,800.614         4,882.832       101,028.556
Units, Withdrawn              (337.859)         (720.734)            (370.019)       (9,002.709)       (9,030.094)      (12,637.848)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year                19,377.623        12,403.643            7,590.266        50,818.590        77,304.258       154,176.454
                      ================  ================   ==================  ================  ================  ================

                                                                                                                      Neuberger
                          JPMorgan        MFS Capital                              MFS New                            Berman AMT
                       Small Company     Opportunities        MFS Emerging         Discovery       MFS Research     Mid-Cap Growth
                          Portfolio         Series           Growth Series          Series            Series           Portfolio
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the
 Beginning of the
 Year                       12,061.972        90,744.275          718,589.027        81,568.833        46,682.583        40,477.778
Units, Purchased             1,978.599        20,301.683          298,587.949         5,819.481        12,194.791        12,851.834
Units, Transferred
 between Funds               1,242.317        50,438.528          (64,777.089)       30,565.332         2,455.081        15,246.887
Units, Withdrawn            (1,022.563)      (23,131.653)        (217,864.279)       (8,017.885)      (17,444.991)      (10,811.061)
                      ----------------  ----------------   ------------------  ----------------  ----------------  ----------------
Units, at the End
 of the Year                14,260.325       138,352.833          734,535.608       109,935.761        43,887.464        57,765.438
                      ================  ================   ==================  ================  ================  ================

                                     VL-R 37

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                                  DIVISIONS
                                        ------------------------------------------------------------------------------------------
                                           PIMCO Real      PIMCO        Pimco Total                                   Putrnam VT
                                            Return       Short-Term       Return        Putnam VT      Putnam VT    International
                                           Portfolio -    Portfolio -    Portfolio -   Diversified     Growth and     Growth and
                                        Administrative Administrative  Administrative Income Fund -  Income Fund -  Income Fund -
Platinum Investor Divisions - Continued     Class          Class           Class         Class IB      Class IB       Class IB
                                        -------------- --------------  -------------- -------------  -------------  -------------

Units, at the Beginning of the Year         87,766.242     27,482.306    131,290.492   133,179.374    541,024.808    212,113.021
Units, Purchased                            12,875.110      3,846.876     10,174.895    19,215.481    109,480.042     51,449.046
Units, Transferred between Funds           169,927.813     55,782.252    164,271.964   (33,348.633)    (1,057.577)     4,780.603
Units, Withdrawn                           (80,545.070)    (6,631.418)   (29,371.369)  (18,949.523)   (92,595.768)   (32,944.107)
                                        -------------- --------------  -------------  ------------   ------------   ------------
Units, at the End of the Year              190,024.095     80,480.016    276,365.982   100,096.699    556,851.505    235,398.563
                                        ============== ==============  =============  ============   ============   ============

                                                                        SunAmerica -  SunAmerica -     UIF Equity     UIF High
                                                        SAFECO RST-      Aggressive    SunAmerica        Growth         Yield
                                          SAFECO RST-     Growth          Growth        Balanced       Portfolio -   Portfolio -
                                            Equity     Opportunuties    Portfolio -    Portfolio -      Class I        Class I
                                           Portfolio     Portfolio        Class A       Class A         Shares         Shares
                                        -------------- --------------  -------------- -------------  -------------  -------------
Units, at the Beginning of the Year        495,182.369    413,838.715           -              -       438,623.158   183,821.258
Units, Purchased                            90,467.905     96,964.641           -            19.486    101,252.475    27,632.893
Units, Transferred between Funds           (45,209.599)    12,853.726         108.502          -       (69,879.653)  (63,278.680)
Units, Withdrawn                          (207,963.495)   (78,238.450)         (0.890)       (3.331)   (88,198.366)  (19,547.095)
                                        -------------- --------------  -------------- -------------- -------------- ------------
Units, at the End of the Year              332,477.180    445,418.632         107.612        16.155    381,797.614   128,628.376
                                        ============== ==============  ============== ============== ============== ============


                                                                                                         VALIC
                                           VALIC          VALIC           VALIC          VALIC         Company I        VALIC
                                         Company I      Company I       Company I      Company I       Science &      Company I
                                       International   Mid Cap Index   Money Market   Nasdaq - 100    Technology      Small Cap
                                       Equities Fund       Fund            Fund        Index Fund        Fund         Index Fund
                                       --------------  -------------   -------------  ------------   ------------   -------------
Units, at the Beginning of the Year       152,029.982    457,875.484    2,030,596.105    44,914.495     29,456.511    46,052.673
Units, Purchased                           21,320.483     85,103.366    1,636,141.041    34,640.364     15,254.712    10,380.702
Units, Transferred between Funds          (24,614.660)    42,005.741   (1,419,504.154)   16,865.768       (718.441)   50,576.596
Units, Withdrawn                          (15,168.052)  (105,367.581)    (670,871.301)   (8,379.213)   (10,402.031)   (5,048.900)
                                       --------------  -------------   -------------- -------------  -------------  ------------
Units, at the End of the Year             133,567.753    479,617.010   1,576,361.691     88,041.414     33,590.751   101,961.071
                                       ==============  =============   ============== =============  =============  ============



                                             VALIC                                       Van Kampen         Van Kampen
                                            Company I     Vangaurd VIF   Vangaurd VIF    LIT Emerging      LIT Strategic
                                          Stock Index      High Yield     REIT Index   Growth Portfolio  Stock Portfolio
                                              Fund       Bond Portfolio   Portfolio     Class I Shares    Class I Shares
                                         -------------- ---------------  ------------  ----------------  ----------------
Units, at the Beginning of the Year      1,590,798.566     25,136.945     15,235.427            -           116,653.512
Units, Purchased                           380,616.040      5,900.461      8,036.200       16,705.099         9,950.859
Units, Transferred between Funds            (2,908.518)    19,958.973     76,127.445      153,447.362      (119,515.047)
Units, Withdrawn                          (255,737.259)    (5,472.556)   (28,572.135)     (15,641.051)       (7,089.324)
                                         -------------  -------------   -------------     ------------      ------------
Units, at the End of the Year            1,712,768.829     45,523.823     70,826.937      154,511.410             -
                                         =============  =============   =============     ============      ============

                                                                                                                       Dreyfus IP
                                        AIM V.I.         AIM V.I.                                    Credit Suisse    MidCap Stock
                                      International      Premier        American                      Small Cap       Portfolio -
                                      Growth Fund -   Equity Fund -     Century                         Growth          Initial
Platinum Investor III Divisions:     Class I Shares  Class I Shares  VP Value Fund  Ayco Growth Fund   Portfolio        shares
                                     --------------  --------------  -------------  ---------------- -------------   --------------
Units, at the Beginning of the Year   43,538.660      179,841.148       53,553.357      17,985.922     26,245.714        47,522.160
Units, Purchased                      38,632.587      190,287.543       79,184.273      18,180.980     21,862.374        39,704.231
Units, Transferred between Funds      14,779.566       60,823.391      127,175.592       2,580.713     13,126.856        55,364.288
Units, Withdrawn                     (19,028.997)     (83,888.857)     (38,311.741)     (8,599.766)    (9,648.364)      (21,387.816)
                                     ------------    ------------    -------------   --------------  --------------    ------------
Units, at the End of the Year         77,921.816      347,063.225      221,601.481      30,147.849     51,586.580       121,202.863
                                     ============    ============    =============   ==============  ==============    ============




                                       Dreyfus VIF   Dreyfus VIF                      Fidelity VIP                      Fidelity VIP
                                      Quality Bond    Small Cap     Fidelity VIP      Contrafund       Fidelity VIP        Growth
                                        Portfolio    Portfolio -       Asset          Portfolio -          Equity         Portfolio
                                        - Initial     Initial    Manager Portfolio -   Service      Income Portfolio -   - Service
                                          shares      shares      Service Class 2      Class 2      Service Class 2       Class 2
                                     -------------- ------------- -----------------  -------------  ------------------  ------------
Units, at the Beginning of the Year     76,533.279   131,446.912       22,872.429      89,775.953       153,351.932     221,928.504
Units, Purchased                        66,505.397   105,254.340       32,240.096     109,687.901       143,185.711     199,397.071
Units, Transferred between Funds        44,735.570    86,622.972       40,339.562     151,501.293       131,764.941     212,307.853
Units, Withdrawn                       (34,334.847)  (52,249.935)     (15,843.739)    (49,009.243)      (69,255.349)   (105,309.835)
                                     -------------  ------------     ------------    ------------      ------------    ------------
Units, at the End of the Year          153,439.399   271,074.289       79,608.348     301,955.904       359,047.235     528,323.593
                                     =============  ============     ============    ============      ============    ============

                                    VL-R 38

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                          DIVISIONS
                         -----------------------------------------------------------------------------------------------------------
                            Franklin       Franklin         Franklin         Janus Aspen        Janus Aspen
                           Templeton -    Templeton -      Templeton -          Series             Series            Janus Aspen
Platinum Investor III     Franklin U.S.  Mutual Shares      Templeton         Aggressive         International     Series Worldwide
Divisions -                Government     Securities   Foreign Securities Growth Portfolio -  Growth Portfolio -  Growth Portfolio -
Continued                Fund - Class 2 Fund - Class 2  Fund - Class 2      Service Shares      Service Shares      Service Shares
                         -------------- -------------- ------------------ ------------------  ------------------  ------------------
Units, at the Beginning
 of the Year                          -              -                  -        129,640.240          66,263.703         89,663.792
Units, Purchased              2,548.910      1,963.269          1,808.341        134,672.824          56,133.733         92,117.056
Units, Transferred
 between Funds              851,853.324    492,694.315        525,491.562         60,225.742          32,683.087         63,721.712
Units, Withdrawn            (88,489.240)    (9,332.356)        (9,761.052)       (66,903.570)        (24,697.015)       (39,303.416)
                         -------------- -------------- ------------------ ------------------  ------------------  -----------------
Units, at the End
 of the Year                765,912.994    485,325.228        517,538.851        257,635.236         130,383.508        206,199.144
                         ============== ============== ================== ==================  ==================  =================

                                              MFS Capital                                                          Neuberger Berman
                           JPMorgan Small    Opportunities    MFS Emerging         MFS New         MFS Research       AMT Mid-Cap
                         Company Portfolio      Series       Growth Series     Discovery Series       Series       Growth Portfolio
                         -----------------   -------------   -------------     ----------------    ------------    ----------------
Units, at the Beginning
 of the Year                     9,803.858     121,139.711     239,528.870           47,211.041      47,757.449          59,964.761
Units, Purchased                13,484.288     132,170.397     227,643.645           48,817.918      48,645.966          63,265.476
Units, Transferred
 between Funds                  14,707.640      70,594.913      36,361.974           55,743.926      23,787.935          77,381.332
Units, Withdrawn                (5,902.104)    (62,384.503)    (96,218.619)         (23,477.121)    (24,211.175)        (29,150.691)
                         -----------------   -------------   -------------     ----------------    ------------    ----------------
Units, at the End
 of the Year                    32,093.682     261,520.518     407,315.870          128,295.764      95,980.175         171,460.878
                         =================   =============   =============     ================    ============    ================

                            PIMCO Real         PIMCO Short                            Putnam VT      Putnam VT         Putnam VT
                         Return Portfolio -  Term Portfolio -   PIMCO Total Return    Diversified    Growth and      International
                          Administrative      Administrative        Portfolio -      Income Fund -  Income Fund -  Growth and Income
                              Class               Class       Administrative Class     Class IB      Class IB       Fund - Class IB
                         ------------------  ---------------- --------------------   -------------  -------------  -----------------
Units, at the Beginning
 of the Year                     53,040.089        57,360.973          126,029.436      17,174.596    144,948.018        93,037.806
Units, Purchased                 60,342.442        28,529.061           61,279.597      13,046.881    126,590.704        35,548.404
Units, Transferred
 between Funds                   89,403.745        22,993.247          153,737.531      11,249.247    115,020.012        25,371.811
Units, Withdrawn                (28,365.102)      (22,659.157)         (39,077.731)     (7,308.446)   (59,806.725)      (18,201.957)
                         ------------------  ---------------- --------------------   -------------  -------------  ----------------
Units, at the End
 of the Year                    174,421.174        86,224.124          301,968.833      34,162.278    326,752.009       135,756.064
                         ==================  ================ ====================   =============  =============  ================

                                             SAFECO RST-                           SunAmerica        UIF Equity      UIF High
                                               Growth           SunAmerica          Balanced           Growth          Yield
                           SAFECO RST-      Opportunities    Aggressive Growth      Portfolio -      Portfolio -      Portfolio -
                         Equity Portfolio     Portfolio     Portfolio - Class A      Class A      Class I Shares   Class I Shares
                         ----------------   -------------   -------------------    -----------    --------------   --------------
Units, at the Beginning
 of the Year                   22,814.633      37,394.415                     -              -        28,056.037       11,481.273
Units, Purchased               25,112.668      59,731.882               573.987      1,234.191        13,932.941        5,460.083
Units, Transferred
 between Funds                  8,712.110      37,377.636             1,806.859      7,824.014        13,062.687       (1,404.396)
Units, Withdrawn               (8,627.711)    (28,885.502)             (311.226)      (667.021)       (5,447.293)      (2,097.130)
                         ----------------   -------------   -------------------    -----------    --------------   --------------
Units, at the End
 of the Year                   48,011.700     105,618.431             2,069.620      8,391.184        49,604.372       13,439.830
                         ================   =============   ===================    ===========    ==============   ==============

                           VALIC Company I  VALIC Company I   VALIC Company I    VALIC Company I    VALIC Company I  VALIC Company I
                            International      Mid Cap         Money Market I   Nasdaq - 100 Index     Science &     Small Cap Index
                            Equities Fund    Index Fund             Fund               Fund         Technology Fund       Fund
                           ---------------  ---------------   ---------------   ------------------  ---------------  ---------------
Units, at the Beginning
 of the Year                    21,684.618      115,708.327     1,416,985.713          207,477.982       58,814.098      44,443.734
Units, Purchased                12,197.165       87,012.234     4,863,536.150           83,274.219       62,766.997      31,609.952
Units, Transferred
 between Funds                  15,112.903       66,152.241    (4,670,999.992)         107,936.589       24,817.579      27,091.610
Units, Withdrawn                (5,931.574)     (38,966.538)     (360,824.856)         (61,599.892)     (26,832.464)    (13,528.252)
                           ---------------  ---------------   ---------------   ------------------  ---------------  --------------
Units, at the End
 of the Year                    43,063.112      229,906.264     1,248,697.015          337,088.898      119,566.210      89,617.044
                           ===============  ===============   ===============   ==================  ===============  ==============

                                                                                             Van Kampen LIT       Van Kampen LIT
                                                         Vanguard VIF                        Growth & Income      Strategic Stock
                                     VALIC Company I   High Yield Bond  Vanguard VIF REIT  Portfolio - Class I  Portfolio - Class I
                                     Stock Index Fund     Portfolio       Index Portfolio        Shares               Shares
                                     ----------------  ---------------  -----------------  -------------------  -------------------
Units, at the Beginning of the Year       266,322.463       66,088.935         28,648.041                    -           21,837.255
Units, Purchased                          477,723.936       22,887.698         50,694.087           19,951.798            4,602.290
Units, Transferred between Funds        1,062,952.405       35,733.420         99,173.817           69,292.461          (24,107.619)
Units, Withdrawn                         (163,372.448)     (14,509.286)       (20,775.698)         (11,497.065)          (2,331.926)
                                     ----------------  ---------------  -----------------  -------------------  -------------------
Units, at the End of the Year           1,643,626.356      110,200.767        157,740.247           77,747.194                    -
                                     ================  ===============  =================  ===================  ===================

                                    VL-R 39

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                               DIVISIONS
                                      --------------------------------------------------------------------------------------------
                                         AIM V.I.       AIM V.I.
                                      International     Premier                                                    Dreyfus IP
                                       Growth Fund   Equity Fund -   American                 Credit Suisse       MidCap Stock
                                        - Class I       Class I     Century VP  Ayco Growth      Small Cap     Portfolio - Initial
Platinum Investor Plus Divisions:        Shares         Shares      Value Fund     Fund      Growth Portfolio        shares
                                      -------------  -------------  ----------  -----------  ----------------  -------------------
Units, at the Beginning of the Year              -              -            -           -                 -                    -
Units, Purchased                           125.528        159.044      542.558       1.186           176.476              242.815
Units, Transferred between Funds           393.341      1,791.738    4,559.264       0.260           769.248            3,021.263
Units, Withdrawn                           (39.365)      (244.769)    (313.819)     (0.572)          (74.613)            (244.592)
                                      ------------   ------------   ----------  ----------   ---------------   ------------------
Units, at the End of the Year              479.504      1,706.013    4,788.003       0.874           871.111            3,019.486
                                      ============   ============   ==========  ==========   ===============   ==================


                                      Dreyfus VIF    Dreyfus VIF   Fidelity VIP    Fidelity VIP   Fidelity VIP    Fidelity VIP
                                      Quality Bond    Small Cap    Asset Manager    Contrafund    Equity-Income     Growth
                                      Portfolio -    Portfolio -    Portfolio -     Portfolio -    Portfolio -    Portfolio -
                                         Initial       Initial        Service        Service         Service        Service
                                         shares        shares         Class 2        Class 2         Class 2        Class 2
                                      ------------   -----------   -------------   -------------  -------------   ------------
Units, at the Beginning of the Year              -             -               -              -               -              -
Units, Purchased                           665.464       421.441          94.053        376.756         825.393        631.712
Units, Transferred between Funds         4,501.378     4,136.956       1,678.702      4,032.070       6,218.611      6,024.500
Units, Withdrawn                          (289.179)     (258.226)        (54.350)      (228.756)       (302.712)      (285.275)
                                      ------------   -----------   -------------   ------------   -------------   ------------
Units, at the End of the Year            4,877.663     4,300.171       1,718.405      4,180.070       6,741.292      6,370.937
                                      ============   ===========   =============   ============   =============   ============


                                                                      Franklin                      Janus Aspen     Janus Aspen
                                        Franklin       Franklin      Templeton -    Janus Aspen       Series          Series
                                       Templeton -    Templeton -     Templeton        Series       International    Worldwide
                                      Franklin U.S.  Mutual Shares     Foreign       Aggressive        Growth         Growth
                                       Government     Securities     Securities       Growth         Portfolio -    Portfolio -
                                          Fund -         Fund -         Fund -      Portfolio -        Service        Service
                                         Class 2         Class         Class 2     Service Shares       Shares        Shares
                                      -------------  --------------  -----------   --------------    -------------  -----------
Units, at the Beginning of the Year              -              -              -               -               -              -
Units, Purchased                            81.512        123.775         48.952          41.564         110.725        149.781
Units, Transferred between Funds         1,448.677      2,738.253      1,085.899       1,696.792       1,025.974      1,078.656
Units, Withdrawn                           (87.247)       (67.809)       (30.079)       (206.467)        (79.703)       (89.977)
                                      ------------   ------------    -----------   -------------    ------------    -----------
Units, at the End of the Year            1,442.942      2,794.219      1,104.772       1,531.889       1,056.996      1,138.460
                                      ============   ============    ===========   =============    ============    ===========


                                       JP Morgan                                                                    Neuberger
                                         Small       MFS Capital                     MFS New          MFS          Berman AMT
                                        Company     Opportunities   MFS Emerging    Discovery       Research     Mid-Cap Growth
                                       Portfolio        Series      Growth Series     Series         Series        Portfolio
                                      -----------   -------------   -------------   ----------    -----------    --------------
Units, at the Beginning of the Year             -             -                -             -              -               -
Units, Purchased                            3.305       465.319          371.021       462.993         25.473         209.753
Units, Transferred between Funds           86.212     1,591.165        1,199.448     2,100.808        462.891       1,264.625
Units, Withdrawn                           (6.772)     (121.779)        (152.168)     (101.099)       (44.587)       (103.755)
                                      -----------   -----------     -------------   ----------    -----------    ------------
Units, at the End of the Year              82.745     1,934.705        1,418.301     2,462.702        443.777       1,370.623
                                      ===========   ===========     =============   ==========    ===========    ============


                                        PIMCO Real     PIMCO Short-    PIMCO Total                                    Putnam VT
                                       Return Bond      Term Bond      Return Bond      Putnam VT      Putnam VT    International
                                        Portfolio -     Portfolio -    Portfolio -     Diversified    Growth and      Growth and
                                      Administrative  Administrative  Administrative  Income Fund -  Income Fund -  Income Fund -
                                           Class          Class           Class          Class IB       Class IB       Class IB
                                      --------------  --------------  --------------  -------------  -------------  --------------
Units, at the Beginning of the Year              -                -               -              -              -               -
Units, Purchased                         1,722.439           89.797         568.621         84.452        271.638         120.168
Units, Transferred between Funds         3,779.152          507.954       4,697.097        228.672      3,538.565         647.168
Units, Withdrawn                          (341.475)         (37.882)       (275.804)       (67.267)      (165.648)        (85.570)
                                      ------------    -------------   -------------   ------------   ------------   -------------
Units, at the End of the Year            5,160.116          559.869       4,989.914        245.857      3,644.555         681.766
                                      ============    =============   =============   ============   ============   =============


                                                                   SunAmerica
                                                       SAFECO      Aggressive    SunAmerica      UIF Equity        UIF High
                                        SAFECO       RST-Growth      Growth       Balanced        Growth            Yield
                                      RST-Equity   Opportunities   Portfolio -   Portfolio -    Portfolio -       Portfolio -
                                      Portfolio      Portfolio       Class A      Class A      Class I Shares   Class I Shares
                                      ----------   -------------   -----------   -----------   --------------   --------------
Units, at the Beginning of the Year           -               -             -             -                -                -
Units, Purchased                         43.137         190.200        27.646       430.552           17.923            0.118
Units, Transferred between Funds        267.552       1,630.869       111.897     1,667.853          129.371            0.170
Units, Withdrawn                        (20.150)        (77.778)      (15.767)      (97.415)         (14.374)          (0.156)
                                      ----------   ------------    ----------    ----------    -------------    -------------
Units, at the End of the Year           290.539       1,743.291       123.776     2,000.990          132.920            0.132
                                      ==========   ============    ==========    ==========    =============    =============

                                    VL-R 40

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                                 DIVISIONS
                                      ----------------------------------------------------------------------------------------------
                                                                                                          VALIC
                                          VALIC          VALIC           VALIC           VALIC         Company I         VALIC
                                        Company I      Company I       Company I       Company I       Science &       Company I
                                      International  Mid Cap Index   Money Market I      Nasdaq -      Technology      Small Cap
                                      Equities Fund      Fund            Fund        100 Index Fund       Fund         Index Fund
                                      -------------  --------------  --------------  --------------  --------------  --------------
Platinum Investor Plus Divisions -
Continued
Units, at the Beginning of the Year               -               -               -               -               -               -
Units, Purchased                             16.871         340.307      94,177.249          21.180          13.811         164.246
Units, Transferred between Funds             47.578       2,477.705     (74,691.513)        496.246          40.987       1,269.369
Units, Withdrawn                             (7.087)       (208.538)     (4,670.277)        (60.275)         (6.852)       (135.728)
                                      -------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year                57.362       2,609.474      14,815.459         457.151          47.946       1,297.887
                                      =============  ==============  ==============  ==============  ==============  ==============

                                                                                       Van Kampen
                                          VALIC                                        LIT Growth &
                                        Company I     Vanguard VIF    Vanguard VIF       Income
                                       Stock Index     High Yield      REIT Index      Portfolio -
                                          Fund       Bond Portfolio     Portfolio    Class I Shares
                                      -------------  --------------  --------------  --------------
Units, at the Beginning of the Year               -               -               -               -
Units, Purchased                            154.811         107.150       1,988.521         255.384
Units, Transferred between Funds          1,867.375       2,069.155       4,161.890       1,622.736
Units, Withdrawn                           (123.695)       (201.842)       (336.185)       (120.364)
                                      -------------  --------------  --------------  --------------
Units, at the End of the Year             1,898.491       1,974.463       5,814.226       1,757.756
                                      =============  ==============  ==============  ==============

                                         AIM V.I.                                                     Credit Suisse     Dreyfus IP
                                      International     AIM V.I.                                       Small Cap      MidCap Stock
                                       Growth Fund   Premier Equity     American                       Portfolio      Portfolio -
                                         Class I      Fun - Class I    Century VP     Ayco Growth        Growth         Initial
                                         Shares          Shares        Value Fund        Fund           Portfolio        Shares
                                      -------------  --------------  --------------  --------------  --------------  --------------
Platinum Investor Survivor Divisions:
Units, at the Beginning of the Year      52,571.725     104,032.935       7,351.455     689,141.559       5,975.908      10,697.796
Units, Purchased                          9,869.466      41,896.658       2,214.113     144,100.400       1,261.111       2,648.972
Units, Transferred between Funds         (3,716.538)    (20,021.417)      4,819.058         604.458      (3,372.708)      9,891.804
Units, Withdrawn                         (8,630.497)    (20,660.806)     (1,759.402)    (44,248.776)       (498.511)     (2,799.922)
                                      -------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year            50,094.156     105,247.370      12,625.224     789,597.641       3,365.800      20,438.650
                                      =============  ==============  ==============  ==============  ==============  ==============

                                                                     Fidelity VIP     Fidelity VIP    Fidelity VIP    Fidelity VIP
                                      Dreyfus VIF      Dreyfus VIF   Asset Manager     Contrafund     Equity-Income      Growth
                                      Quality Bond      Small Cap     Portfolio -      Portfolio -     Portfolio -     Portfolio -
                                       Portfolio -      Portfolio       Service         Service          Service         Service
                                     Initial shares  Initial Shares     Class 2         Class 2          Class 2         Class 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the Beginning of the Year      21,483.144      58,731.607       3,038.438     274,354.191     260,014.363      40,690.377
Units, Purchased                          3,713.347      14,122.570       2,252.059     277,377.933     245,795.674      13,314.351
Units, Transferred between Funds         (2,404.488)     97,950.212       3,663.028    (272,661.354)   (233,796.278)    361,420.056
Units, Withdrawn                         (3,192.810)     (9,374.773)       (490.341)     (6,687.406)    (9,587.652)     (11,131.457)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year            19,599.193     161,429.616       8,463.184     272,383.364     262,426.107     404,293.327
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                                                        Franklin      Janus Aspen     Janus Aspen     Janus Aspen
                                       Franklin        Franklin       Templeton -        Series         Series          Series
                                       Templeton -    Templeton -      Templeton       Aggressive    International     Worldwide
                                      Franklin U.S.  Mutual shares      Foreign          Growth          Growth          Growth
                                       Government      Securities      Securities       Portfolio      Portfolio       Portfolio
                                     Fund - Class 2  Fund - Class 2  Fund - Class 2  Service Shares  Service Shares  Service Shares
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the Beginning of the Year               -               -               -      13,411.463      24,721.750      13,909.512
Units, Purchased                            137.396         516.973          92.829       9,700.967      12,079.532       7,810.344
Units, Transferred between Funds         25,211.640         601.310         508.164      (3,233.297)     (5,523.009)      4,029.614
Units, Withdrawn                           (294.070)        (50.758)         (6.318)     (5,443.295)     (5,712.446)     (4,225.403)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year            25,054.966       1,067.525         594.675      14,435.838      25,565.827      21,524.067
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                       JP Morgan                                                                       Neuberger
                                         Small        MFS Capital                       MFS New           MFS          Berman AMT
                                        Company      Opportunities    MFS Emerging     Discovery        Research     Mid-Cap Growth
                                       Portfolio         Series      Growth Series       Series           Series        Portfolio
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the Beginning of the Year       1,955.651      18,664.062     117,740.586       5,448.426      11,015.208       5,635.796
Units, Purchased                            477.787      18,067.674      45,194.185       2,880.354       4,497.929      12,465.075
Units, Transferred between Funds           (106.186)      8,699.835     (22,896.486)       (344.644)     (3,017.969)    161,098.850
Units, Withdrawn                           (523.292)     (7,116.348)    (27,879.936)     (1,536.756)     (2,897.479)     (3,928.350)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units, at the End of the Year             1,803.960      38,315.223     112,158.349       6,447.380       9,597.689     175,271.371
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                    VL-R 41

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                               DIVISIONS
                                        -------------------------------------------------------------------------------------------
                                          PIMCO Real     PIMCO Short      PIMCO Total                                   Putnam VT
                                            Return           Term           Return        Putnam VT      Putnam VT    International
                                          Portfolio -     Portfolio -     Portfolio -    Diversified     Growth and     Growth and
Platinum Investor Survivor Divisions -  Administrative  Administrative  Administrative  Income Fund -  Income Fund -  Income Fund -
Continued                                   Class           Class           Class         Class IB       Class IB       Class IB
                                        --------------  --------------  --------------  -------------  -------------  -------------
Units, at the Beginning of the Year        15,384.005       8,618.078      40,581.757      5,402.068     48,761.936     96,185.895
Units, Purchased                           45,204.418       1,696.809       8,707.179        759.066     29,680.512     70,292.443
Units, Transferred between Funds            4,849.538       8,826.173       5,806.281       (626.522)     2,448.338     70,931.040
Units, Withdrawn                           (4,431.093)     (2,119.924)     (3,507.079)      (775.159)   (12,140.763)    (6,641.797)
                                        -------------   -------------   -------------   ------------   ------------   ------------
Units, at the End of the Year              61,006.868      17,021.136      51,588.138      4,759.453     68,750.023    230,767.581
                                        =============   =============   =============   ============   ============   ============


                                                        SAFECO        UIF Equity       UIF High          VALIC        VALIC
                                           SAFECO     RST-Growth        Growth      Yield Portfolio    Company I     Company I
                                         RST-Equity  Opportunities    Portfolio -       Class I      International    Mid Cap
                                         Portfolio     Portfolio    Class I Shares      Shares       Equities Fund   Index Fund
                                        -----------  -------------  --------------  ---------------  -------------  ------------
Units, at the Beginning of the Year      19,841.243    34,863.712      50,760.211      25,701.691      12,155.778    41,966.655
Units, Purchased                         10,268.535     7,592.665      14,813.112         323.326       7,836.318    12,099.819
Units, Transferred between Funds            596.315    (5,403.489)     (7,989.643)     (1,023.837)     (4,273.238)   13,328.767
Units, Withdrawn                         (3,519.740)   (7,035.836)     (8,562.343)     (1,765.515)     (2,219.088)   (6,870.660)
                                        -----------  ------------   -------------   -------------    ------------   -----------
Units, at the End of the Year            27,186.353    30,017.052      49,021.337      23,235.665      13,499.770    60,524.581
                                        ===========  ============   =============   =============    ============   ===========


                                                                        VALIC
                                            VALIC           VALIC     Company I         VALIC          VALIC
                                          Company I      Company I    Science &       Company I      Company I
                                        Money Market I  Nasdaq - 100  Technology     Small Cap     Stock Index
                                             Fund        Index Fund      Fund        Index Fund        Fund
                                        --------------  ------------  ------------  ------------   ------------
Units, at the Beginning of the Year       461,848.710    84,435.262    3,006.131     13,429.749     426,976.288
Units, Purchased                          240,545.288     6,640.279    5,022.560      3,402.894     125,826.126
Units, Transferred between Funds         (211,764.677)    3,694.900      116.618      6,173.404      60,135.638
Units, Withdrawn                          (79,185.919)  (84,388.168)  (1,164.418)    (2,640.314)    (48,585.501)
                                        -------------   -----------   ----------    -----------    ------------
Units, at the End of the Year             411,443.402    10,382.273    6,980.891     20,365.733     564,352.551
                                        =============   ===========   ==========    ===========    ============


                                                                       Van Kampen        Van Kampen
                                          Vanguard       Vanguard     LIT Growth &      LIT Strategic
                                          VIF High       VIF REIT       Income        Stock Portfolio -
                                         Yield Bond       Index       Portfolio -         Class I
                                         Portfolio      Portfolio    Class I Shares        Shares
                                        ------------   -----------   --------------   -----------------
Units, at the Beginning of the Year        6,513.301     9,355.855               -         15,021.253
Units, Purchased                          10,137.870     6,372.733       2,296.078          2,105.523
Units, Transferred between Funds          46,752.009     4,832.854      21,319.130        (16,125.859)
Units, Withdrawn                          (4,406.388)   (2,308.154)     (3,684.191)        (1,000.917)
                                        ------------   -----------   -------------    ---------------
Units, at the End of the Year             58,996.792    18,253.288      19,931.017                  -
                                        ============   ===========   =============    ===============


                                             AIM V.I.        AIM V.I.                                                  Dreyfus IP
                                          International      Premier                                 Credit Suisse      MidCap
                                          Growth Fund -   Equity Fund -    American                    Small Cap         Stock
                                             Class I         Class I       Century     Ayco Growth      Growth         Portfolio -
Platinum Investor Survivor II Divisions:     Shares          Shares       Value Fund      Fund         Portfolio     Initial shares
                                          -------------   -------------   ----------   -----------   -------------   --------------
Units, at the Beginning of the Year                 -                -             -             -               -              -
Units, Purchased                               79.816          217.896    10,075.273             -          47.498        169.634
Units, Transferred between Funds            1,491.153        3,892.205    37,042.286   241,699.506         109.958      2,029.327
Units, Withdrawn                             (202.728)        (672.386)   (4,609.752)  (18,964.410)        (33.046)      (337.659)
                                          -----------     ------------    ----------   -----------   -------------   ------------
Units, at the End of the Year               1,368.241        3,437.715    42,507.807   222,735.096         124.410      1,861.302
                                          ===========     ============    ==========   ===========   =============   ============


                                                                              Asset    Fidelity VIP  Fidelity VIP   Fidelity VIP
                                            Dreyfus VIF    Dreyfus VIF      Manager    Contrafund    Equity-Income     Growth
                                           Quality Bond     Small Cap     Portfolio -  Portfolio -    Portfolio -   Portfolio -
                                            Portfolio -     Portfolio -     Service      Service        Service       Service
                                          Initial shares  Initial shares    Class 2      Class 2        Class 2       Class 2
                                          --------------  --------------  -----------  ------------  -------------  ------------
Units, at the Beginning of the Year                   -             -               -             -              -             -
Units, Purchased                                150.913      10,309.864             -       215.472        704.261     2,219.570
Units, Transferred between Funds              3,567.388      12,174.551     4,364.127     4,558.813     29,877.379    31,373.732
Units, Withdrawn                               (261.746)     (3,292.098)     (304.151)     (771.898)    (2,495.486)   (3,038.942)
                                          -------------   -------------   -----------  ------------  -------------  ------------
Units, at the End of the Year                 3,456.555      19,192.317     4,059.976     4,002.387     28,086.154    30,554.360
                                          ============= ===============   ===========  ============  =============  ============

                                    VL-R 42

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                                  DIVISIONS
                                         -------------------------------------------------------------------------------------------
                                                                          Franklin                       Janus Aspen
                                           Franklin       Franklin       Templeton -     Janus Aspen       Series
                                          Templeton -    Templeton -      Templeton        Series         Worldwide
                                         Franklin U.S.  Mutual Shares     Foreign       International      Growth       JPMorgan
                                          Government     Securities      Securities    Growth Portfolio  Portfolio -      Small
Platinum Investor Survivor II Divisions-    Fund -         Fund -          Fund -         - Service        Service       Company
Continued                                   Class 2        Class 2         Class 2          Shares         Shares       Portfolio
                                         ------------- ---------------  -------------  ----------------  -----------  --------------
Units, at the Beginning of the Year               -              -                -                -               -             -
Units, Purchased                             95.027              -                -                -      11,197.667             -
Units, Transferred between Funds            351.092      8,792.424       10,382.179       10,944.129       6,310.718       122.871
Units, Withdrawn                            (74.292)      (666.313)        (878.028)        (678.385)     (2,864.267)       (6.905)
                                         ----------   ------------      -----------      -----------     -----------    ----------
Units, at the End of the Year               371.827      8,126.111        9,504.151       10,265.744      14,644.118       115.966
                                         ==========   ============      ===========      ===========     ===========    ==========

                                                                                                         Neuberger      PIMCO Real
                                                                                                         Berman AMT       Return
                                         MFS Capital                      MFS New                          Mid-Cap      Portfolio
                                        Opportunities  MFS Emerging      Discovery       MFS Research      Growth     Administrative
                                           Series      Growth Series      Series            Series        Portfolio       Class
                                        -------------  -------------    ----------       ------------    -----------  --------------
Units, at the Beginning of the Year               -               -               -                -               -             -
Units, Purchased                            143.185         149.963         358.941          143.141               -       525.476
Units, Transferred between Funds          2,114.972       1,099.069      19,552.745        2,576.155       3,360.973     5,899.984
Units, Withdrawn                           (274.382)       (271.023)     (1,527.906)        (383.986)       (499.452)     (718.047)
                                         ----------    ------------     -----------      -----------     -----------   -----------
Units, at the End of the Year             1,983.775         978.009      18,383.780        2,335.310       2,861.521     5,707.413
                                         ==========    ============     ===========      ===========     ===========   ===========

                                         PIMCO Short   PIMCO Total                         Putnam VT
                                            Term         Return          Putnam VT       International                  SAFECO RST
                                         Portfolio -   Portfolio -       Growth and       Growth and     SAFECO RST -     Growth
                                       Administrative Administrative    Income Fund -    Income Fund -      Equity     Opportunities
                                            Class          Class          Class IB         Class IB        Portfolio     Portfolio
                                       -------------- --------------    -------------    -------------   ------------- -------------
Units, at the Beginning of the Year               -              -                -                -               -             -
Units, Purchased                                  -        162.775          111.438                -               -    11,474.836
Units, Transferred between Funds         36,581.939     46,029.946        2,288.298       12,894.678         183.381     3,747.020
Units, Withdrawn                         (1,823.953)    (2,468.194)        (159.828)        (881.724)        (38.592)   (2,575.308)
                                        -----------   ------------      -----------      -----------     -----------   -----------
Units, at the End of the Year            34,757.986     43,724.527        2,239.908       12,012.954         144.789    12,646.548
                                        ===========   ============      ===========      ===========     ===========   ===========

                                         UIF Equity      UIF High                                                         VALIC
                                           Growth          Yield         VALIC Company I    VALIC           VALIC       Company I
                                         Portfolio -    Portfolio -      International    Company I       Company I     Science &
                                           Class I        Class I           Equities       Mid Cap       Money Market   Technology
                                           Shares         Shares              Fund        Index Fund        I Fund         Fund
                                         -----------  --------------     --------------- ------------   -------------- -------------
Units, at the Beginning of the Year               -              -                -                -      925,287.723            -
Units, Purchased                                  -              -                -        9,910.517      303,259.851            -
Units, Transferred between Funds            105.231      2,463.140          337.456       12,586.448     (658,909.173)     643.726
Units, Withdrawn                             (5.837)      (268.565)         (57.771)      (2,986.246)     (55,020.423)    (138.175)
                                         ----------   ------------      -----------      -----------    -------------   ----------
Units, at the End of the Year                99.394      2,194.575          279.685       19,510.719      514,617.978      505.551
                                         ==========   ============      ===========      ===========    =============   ==========

                                           VALIC          VALIC         Vanguard VIF                      Van Kampen
                                         Company I      Company I        High Yield     Vanguard VIF     LIT Growth &
                                         Small Cap     Stock Index          Bond         REIT Index    Income Portfolio
                                         Index Fund       Fund           Portfolio       Portfolio     - Class I Shares
                                        ------------  ------------     -------------   -------------   -----------------
Units, at the Beginning of the Year               -              -                -                -               -
Units, Purchased                                  -        110.435                -          231.696               -
Units, Transferred between Funds          1,444.351     95,700.782        1,517.436        5,903.934         514.192
Units, Withdrawn                           (157.610)   (14,854.778)        (172.342)        (510.787)        (62.797)
                                         ----------   ------------      -----------      -----------     -----------
Units, at the End of the Year             1,286.741     80,956.439        1,345.094        5,624.843         451.395
                                         ==========   ============      ===========      ===========     ===========

                                     VL-R 43

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of unit values and units outstanding for variable account policies and the investment income ratios,expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment   Expense
                       Divisions                         Units      Unit Value  Net Assets    Income Ratio   Ratio    Total Return
-----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions:
AIM Variable Insurance Funds
----------------------------
      AIM V.I. International Growth Fund  -
       Class I Shares
      2002                                             22,776.198   $ 5.098821   $ 116,132        0.77%      0.75%       -16.30%
      2001                                             13,237.533     6.092130      80,644        0.60%      0.75%       -24.11%
American Century Variable Portfolios, Inc.:
-------------------------------------------
      American Century VP Value Fund
      2002                                             32,211.516    11.588474     373,282        6.03%      0.75%       -13.27%
      2001                                             19,195.157    13.362105     256,488        0.11%      0.75%        11.97%
Fidelity Variable Insurance Products Fund:
------------------------------------------
      Fidelity VIP  Asset Manager Portfolio -
       Service Class 2
      2002                                              8,505.494     8.770188      74,595        3.64%      0.75%        -9.71%
      2001                                              1,530.059     9.713209      14,862        0.00%      0.75%         7.29%
      Fidelity VIP Contrafund Portfolio -
       Service Class 2
      2002                                             25,787.947     8.526354     219,877        0.37%      0.75%       -10.28%
      2001                                              6,070.463     9.503272      57,689        0.00%      0.75%         7.01%
      Fidelity VIP  Equity Income Portfolio -
       Service Class 2
      2002                                             39,898.677     7.736464     308,675        1.30%      0.75%       -17.77%
      2001                                             16,085.084     9.408483     151,336        0.00%      0.75%        -2.82%
      Fidelity VIP Growth Portfolio - Service
       Class 2
      2002                                             21,661.628     6.029918     130,618        0.19%      0.75%       -30.82%
      2001                                              8,893.324     8.715939      77,514        0.00%      0.75%        15.79%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
      Franklin Small Cap Fund - Class 2
      2002                                             19,916.373     4.652239      92,656        0.37%      0.75%       -29.22%
      2001                                              6,998.315     6.572529      45,997        0.33%      0.75%       -15.89%
      Templeton International Securities Fund -
       Class 2
      2002                                              6,594.793     6.426323      42,380        2.31%      0.75%       -19.17%
      2001                                              1,036.181     7.950508       8,238        5.44%      0.75%       -16.63%
MFS Variable Insurance Trust:
-----------------------------
      MFS Emerging Growth Series
      2002                                            136,070.902     4.882644     664,385        0.00%      0.75%        -8.30%
      2001                                             67,578.463     5.324602     359,828        0.00%      0.75%        -6.20%
      MFS New Discovery Series
      2002                                              7,546.211     5.577913      42,092        0.00%      0.75%       -32.14%
      2001                                              1,313.974     8.220072      10,801        0.00%      0.75%         1.95%
      MFS Total Return Series
      2002                                              7,535.770     7.400873      55,771        3.14%      0.75%       -32.52%
      2001                                              4,501.151    10.967281      49,365        1.78%      0.75%        -0.51%
Neuberger Berman Advisers Management Trust
------------------------------------------
      Neuberger Berman AMT Partners Portfolio
      2002                                             11,767.005     7.160550      84,258        0.73%      0.75%       -24.71%
      2001                                              5,132.320     9.510632      48,812        0.00%      0.75%         3.17%
Oppenheimer Variable Account Funds:
-----------------------------------
      Oppenheimer High Income Fund/VA
      2002                                             11,743.588     9.404682     110,445        9.93%      0.75%        -3.12%
      2001                                              7,782.764     9.707981      75,555        0.00%      0.75%         6.15%
PIMCO Variable Insurance Trust
------------------------------
      PIMCO Real Return Bond Portfolio  -
       Administrative Class
      2002                                             32,680.775    11.989366     391,822        4.35%      0.75%        16.92%
      2001                                             12,783.716    10.254261     131,088        0.86%      0.75%        -2.03%
      PIMCO Total Return Bond Portfolio  -
       Administrative Class
      2002                                             25,099.245    11.449460     287,373        5.62%      0.75%         8.27%
      2001                                             10,973.678    10.574721     116,044        0.84%      0.75%         0.45%
Putnam Variable Trust:
----------------------
      Putnam VT Diversified Income Fund  - Class IB
      2002                                              7,900.946    10.621204      83,918        8.29%      0.75%         5.11%
      2001                                              4,788.038    10.104560      48,381        0.00%      0.75%         1.10%
      Putnam VT Small Cap Value Fund  - Class IB
      2002                                             24,599.903    10.646472     261,902        1.33%      0.75%       -18.88%
      2001                                              8,198.442    13.124826     107,603        0.11%      0.75%        12.25%
      Putnam VT Vista  Fund  - Class IB
      2002                                             14,677.564     3.575853      52,485        0.00%      0.75%       -31.12%
      2001                                              9,573.740     5.191377      49,700        3.48%      0.75%       -25.32%

                                     VL-R 44

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions - Continued
Putnam Variable Trust:
----------------------
   Putnam VT Voyager Fund - Class IB
   2002                                                47,405.555   $ 4.453107    $ 211,102         0.59%         0.75%      -27.08%
   2001                                                26,218.292     6.106873      160,112         5.39%         0.75%      -22.99%
VALIC Company I:
----------------
   International Equities Fund
   2002                                                11,055.518     5.456834       60,328         0.64%         0.75%      -19.40%
   2001                                                 1,710.404     6.770081       11,582         3.61%         0.75%       -8.95%
   MidCap Index Fund
   2002                                                17,425.453     8.329698      145,149         0.99%         0.75%      -15.54%
   2001                                                 4,236.730     9.861908       41,782         0.78%         0.75%       -1.68%
   Money Market I Fund
   2002                                                47,332.915    10.527643      498,304         1.45%         0.75%        0.49%
   2001                                                57,184.904    10.476136      599,077         1.89%         0.75%        2.91%
   Stock Index Fund
   2002                                                52,527.582     5.980313      314,131         1.85%         0.75%      -23.01%
   2001                                                 9,605.827     7.768014       74,618         0.99%         0.75%      -13.25%
Van Kampen Life Investment Trust:
---------------------------------
   Van Kampen LIT Emerging Growth Portfolio - Class I
     Shares
   2002                                                20,180.883     3.537907       71,398         0.31%         0.75%      -32.99%
   2001                                                14,444.374     5.279702       76,262         0.16%         0.75%      -32.01%
   Van Kampen LIT Government Portfolio - Class I
     Shares
   2002                                                11,023.976    12.355126      136,202         2.14%         0.75%        8.80%
   2001                                                 3,341.404    11.356303       37,946         0.00%         0.75%       -0.61%

Corporate America Divisions:
AIM Variable Insurance Funds
----------------------------
   AIM V.I. International Equity Fund - Class I
    Shares
   2002                                                 5,928.212     4.896829       29,029         0.16%         0.35%      -15.97%
   2001                                                36,330.119     5.827403      211,710         0.42%         0.35%      -21.33%
   AIM V.I. Premier Equity Fund - Class I Shares
   2002                                                 6,135.823     4.747662       29,131         0.07%         0.35%      -30.50%
   2001                                                47,372.278     6.831401      323,619         0.17%         0.35%      -12.02%
American Century Variable Portfolios, Inc.:
-------------------------------------------
   VP Value Fund
   2002                                                 5,131.156    10.559739       54,184         3.98%         0.35%      -12.93%
   2001                                                 2,360.815    12.127243       28,631         0.00%         0.35%        7.59%
Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares
   2002                                                 7,235.370    12.399110       89,712         4.91%         0.35%        7.39%
   2001                                                22,577.616    11.546039      260,682         5.11%         0.35%        4.85%
   Small Cap Portfolio - Initial shares
   2002                                                10,128.328     7.910475       80,120         0.05%         0.35%      -19.41%
   2001                                                39,148.200     9.815186      384,247         0.45%         0.35%       -0.64%
Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Contrafund Portfolio - Service Class 2
   2002                                                 4,782.657     7.540177       36,062         0.48%         0.35%       -9.92%
   2001                                                 2,132.261     8.370522       17,848         0.00%         0.35%       -4.15%
   VIP Equity-Income Portfolio - Service Class 2
   2002                                                17,330.377     7.888887      136,717         1.05%         0.35%      -17.44%
   2001                                                 6,676.994     9.555480       63,802         0.00%         0.35%       -6.16%
   VIP Growth Portfolio - Service Class 2
   2002                                                 4,366.037     5.088958       22,219         0.10%         0.35%      -30.54%
   2001                                                 2,078.164     7.326405       15,225         0.00%         0.35%      -10.33%
Janus Aspen Series
------------------
   Aggressive Growth Portfolio  - Service Shares
   2002                                                 2,135.432     3.348816        7,151         0.00%         0.35%      -28.37%
   2001                                                 2,288.181     4.675129       10,698         0.00%         0.35%      -19.52%
   International Growth Portfolio  - Service Shares
   2002                                                 1,873.004     5.060057        9,478         0.94%         0.35%      -26.02%
   2001                                                   835.484     6.839525        5,714         0.69%         0.35%      -14.91%
   Worldwide Growth Portfolio  - Service Shares
   2002                                                 8,060.246     5.144717       41,468         0.79%         0.35%      -25.97%
   2001                                                 4,448.239     6.949205       30,911         0.26%         0.35%      -14.84%

                                     VL-R 45

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Corporate America Divisions - Continued
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                 3,029.411   $ 4.769808   $   14,449        0.05%          0.35%      -29.94%
   2001                                                 3,217.962     6.807688       21,907        0.01%          0.35%       -6.96%
   MFS Emerging Growth Series
   2002                                                 1,471.159     3.387806        4,984        0.00%          0.35%      -33.99%
   2001                                                 1,597.010     5.132405        8,196        0.00%          0.35%      -14.85%
   MFS New Discovery Series
   2002                                                 3,835.507     6.026892       23,116        0.00%          0.35%      -31.87%
   2001                                                 1,712.162     8.846180       15,146        0.00%          0.35%       13.77%
   MFS Research Series
   2002                                                 2,001.780     5.312943       10,636        0.19%          0.35%      -24.80%
   2001                                                   997.444     7.065124        7,047        0.00%          0.35%      -12.40%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative Class
   2002                                                 3,026.281    13.173512       39,867        4.98%          0.35%        0.00%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                 6,726.762    11.008641       74,053        3.01%          0.35%        2.66%
   2001                                                 5,270.813    10.723767       56,523        3.04%          0.35%        4.35%
   PIMCO Total Return Portfolio - Administrative Class
   2002                                                 4,850.382    12.102724       58,703        5.80%          0.35%        8.71%
   2001                                                 2,554.415    11.133461       28,440        2.87%          0.35%        6.13%
Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund - Class IB
   2002                                               190,177.591    10.761709    2,046,636        5.68%          0.35%        5.53%
   2001                                                99,029.015    10.197369    1,009,835        4.85%          0.35%        1.71%
   Putnam VT Growth and Income Fund - Class IB
   2002                                               234,304.386     8.005242    1,875,663        1.39%          0.35%      -19.27%
   2001                                               110,488.650     9.916057    1,095,612        1.68%          0.35%       -5.20%
SAFECO Resource Series Trust:
-----------------------------
   RST Growth Opportunities Portfolio
   2002                                                 3,444.615     6.226316       21,447        0.00%          0.35%      -37.89%
   2001                                                26,516.130    10.024357      265,808        0.00%          0.35%       20.27%
VALIC Company I:
----------------
   MidCap Index Fund
   2002                                                 7,521.856     8.975455       67,512        0.64%          0.35%      -15.20%
   2001                                                45,378.660    10.583965      480,286        0.61%          0.35%        4.52%
   Money Market Fund
   2002                                                28,914.967    10.860757      314,038        0.40%          0.35%        0.89%
   2001                                                 2,211.603    10.764479       23,807        0.42%          0.35%        3.32%
   Small Cap Index Fund
   2002                                                 3,524.902     7.850188       27,671        1.27%          0.35%      -21.10%
   2001                                                 1,346.925     9.949061       13,400        0.71%          0.35%        0.01%
   Stock Index Fund
   2002                                                13,033.678     5.942846       77,457        1.03%          0.35%      -22.70%
   2001                                                59,072.174     7.688472      454,174        0.76%          0.35%      -11.20%
Vanguard Variable Insurance Fund
--------------------------------
   REIT Index Portfolio
   2002                                                 4,485.436    12.588498       56,465        2.71%          0.35%        3.17%
   2001                                                 2,407.365    12.201647       29,373        0.00%          0.35%        9.62%

Legacy Plus Divisions:
AIM Variable Insurance Funds:
-----------------------------
   AIM V.I. Premier Equity Fund - Class I Shares
   2002                                                     0.656     5.267038            3        0.00%          0.75%      -30.78%
   2001                                                15,448.271     7.609189      117,549        0.13%          0.75%       -3.49%
Deutsche Asset Management VIT Funds:
------------------------------------
   Scudder VIT EAFE Equity Index Fund
   2002                                                         -     6.273288            -        0.00%          0.75%      -22.13%
   2001                                                 5,923.201     8.056484       47,720        0.00%          0.75%      -25.25%
   Scudder VIT Equity 500 Index Fund
   2002                                                 1,609.611      7.27086       11,703        0.15%          0.75%      -22.86%
   2001                                                18,703.845     9.426015      176,303        0.63%          0.75%      -12.84%

                                    VL-R 46

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Legacy Plus Divisions -Continued
The Universal Institutional Funds, Inc.
---------------------------------------
   Equity Growth Portfolio - Class I Shares
   2002                                                         -   $ 7.693835    $     -          0.00%          0.75%      -28.40%
   2001                                                 7,381.773    10.746214     79,326          0.00%          0.75%      -15.75%
VALIC Company I:
----------------
   Money Market  I Fund
   2002                                                   976.658    11.088476     10,830          0.61%          0.75%        0.49%
   2001                                                 5,564.041    11.034223     61,395          0.66%          0.75%        2.91%

The One Vul Solution Divisions:
AIM Variable Insurance Funds
----------------------------
   AIM V.I. Capital Appreciation Fund - Class I Shares
   2002                                                         -     4.772732          -          0.00%          0.75%      -24.92%
   2001                                                   766.195     6.357015       4870          0.00%          0.75%      -23.86%
   AIM V.I. International Growth Fund - Class I Shares
   2002                                                         -      4.65218          -          1.13%          0.75%      -16.31%
   2001                                                   173.743     5.558480        966          0.41%          0.75%      -24.11%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
   Franklin Small Cap Fund - Class 2
   2002                                                         -     4.225823          -          0.30%          0.75%      -29.22%
   2001                                                   909.044     5.970117      5,427          0.40%          0.75%      -15.89%
   Developing Markets Securities Fund - Class 2
   2002                                                         -      6.18411          -          2.91%          0.75%       -0.89%
   2001                                                   334.510     6.239810      2,088          1.14%          0.75%       -8.77%
Scudder Variable Series II
--------------------------
   Scudder International Research Portfolio
   2002                                                         -     5.415135          -          0.87%          0.75%      -14.13%
   2001                                                   401.196     6.306092      2,530          0.78%          0.75%      -25.00%
   Scudder Small Cap Value Portfolio
   2002                                                         -    10.753605          -          0.79%          0.75%      -12.01%
   2001                                                   227.795    12.221787      2,784          0.00%          0.75%       16.78%
MFS Variable Insurance Trust
----------------------------
   MFS Investors Trust Series
   2002                                                         -     6.777598          -          0.75%          0.75%      -21.56%
   2001                                                   592.803     8.639859      5,122          0.61%          0.75%      -16.59%
One Group Investment Trust
--------------------------
   OGIT Equity Index Portfolio
   2002                                                         -     6.187809          -          0.00%          0.75%      -23.06%
   2001                                                 1,456.430     8.042403     11,713          1.05%          0.75%      -13.00%
   OGIT Mid Cap Growth Portfolio
   2002                                                         -     6.708904          -          0.00%          0.75%      -20.73%
   2001                                                   319.014     8.463079      2,700          0.00%          0.75%      -11.32%
   OGIT Large Cap Growth Portfolio
   2002                                                         -     4.327348          -          0.00%          0.75%      -29.01%
   2001                                                   420.988     6.095998      2,566          0.00%          0.75%      -20.88%
Oppenheimer Variable Account Funds
----------------------------------
   Oppenheimer High Income Fund/VA
   2002                                                         -     8.407074          -         20.28%          0.75%       -3.13%
   2001                                                   295.801     8.678192      2,567         11.72%          0.75%        1.20%
Putnam Variable Trust
---------------------
   Putnam VT Vista Fund - Class IB
   2002                                                         -     3.968474          -          0.00%          0.75%      -31.12%
   2001                                                   474.442     5.761390      2,733          9.45%          0.75%      -34.00%
VALIC Company I:
----------------
   Money Market I Fund
   2002                                                         -    10.821356          -          0.00%          0.75%        0.49%
   2001                                                         -    10.768411          -          0.07%          0.75%        2.91%
Van Kampen Life Investment Trust
--------------------------------
   LIT Emerging Growth Portfolio - Class I Shares
   2002                                                         -     3.487392          -          0.40%          0.75%      -32.99%
   2001                                                 1,936.384     5.204319     10,077          0.11%          0.75%      -32.01%

                                    VL-R 47

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios,expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                      Total
                     Divisions                           Units      Unit Value    Net Assets   Income Ratio  Expense Ratio    Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions:
AIM Variable Insurance Funds
----------------------------
     AIM V.I. International Growth Fund -
     Class I Shares
     2002                                               368,830.824   $ 7.056397     $ 2,602,616      0.60%         0.75%    -16.30%
     2001                                               356,170.122     8.431062       3,002,893      0.30%         0.75%    -24.11%
     AIM V.I. Premier Equity Fund  - Class I Shares
     2002                                               957,562.611     7.625301       7,301,703      0.32%         0.75%    -30.78%
     2001                                               983,405.657    11.016113      10,833,308      0.12%         0.75%    -13.22%
American Century Variable Portfolios, Inc.:
------------------------------------------
     VP Value Fund (1)
     2002                                               180,166.314    10.468663       1,886,100      5.62%         0.75%    -13.27%
     2001                                               111,235.155    12.070904       1,342,709      0.04%         0.75%     12.85%
Ayco Series Trust:
-----------------
     Ayco Growth Fund
     2002                                                29,065.927     6.618942         192,386      0.35%         0.75%    -29.83%
     2001                                                21,904.481     9.432765         206,620      0.64%         0.75%     -2.99%
Credit Suisse Trust:
-------------------
     Small Cap Growth Portfolio
     2002                                                35,231.393     5.041256         177,610      0.00%         0.75%    -34.19%
     2001                                                27,892.534     7.660004         213,657      0.00%         0.75%     -3.32%
Dreyfus Investment Portfolios:
-----------------------------
     MidCap Stock Portfolio - Initial shares
     2002                                                63,005.872     8.183992         515,639      0.34%         0.75%    -13.15%
     2001                                                40,853.494     9.422956         384,960      0.31%         0.75%     -3.99%
Dreyfus Variable Investment Fund:
--------------------------------
     Quality Bond Portfolio - Initial shares
     2002                                               434,524.410    12.474783       5,420,598      4.83%         0.75%      6.96%
     2001                                               660,282.279    11.663052       7,700,907      6.17%         0.75%      5.89%
     Small Cap Portfolio - Initial shares
     2002                                               426,312.392     9.634597       4,107,348      0.05%         0.75%    -19.73%
     2001                                               503,048.474    12.002454       6,037,816      0.43%         0.75%     -6.82%
Fidelity Variable Insurance Products Fund:
-----------------------------------------
     VIP Asset Manager Portfolio - Service Class 2
     2002                                               174,155.668     8.348137       1,453,875      0.54%         0.75%     -9.71%
     2001                                                11,999.550     9.245777         110,946      0.00%         0.75%      2.78%
     VIP Contrafund Portfolio - Service Class 2
     2002                                               243,909.836     7.475107       1,823,252      0.62%         0.75%    -10.28%
     2001                                                94,909.011     8.331585         790,743      0.09%         0.75%    -10.27%
     VIP Equity-Income Portfolio - Service Class 2
     2002                                               264,110.736       7.8208       2,065,557      1.65%         0.75%    -17.77%
     2001                                               181,213.880     9.511041       1,723,532      0.03%         0.75%     -5.94%
     VIP Growth Portfolio - Service Class 2
     2002                                               305,211.342     5.044996       1,539,790      0.12%         0.75%    -30.82%
     2001                                               193,356.754     7.292288       1,410,013      0.01%         0.75%    -18.48%
Franklin Templeton Variable  Insurance Products Trust
-----------------------------------------------------
     Franklin U.S. Government Fund - Class 2
     2002                                                19,377.623    10.929149         211,781      0.20%         0.75%      0.00%
     Mutual Shares Securities Fund - Class 2
     2002                                                12,403.643     8.759538         108,650      2.37%         0.75%      0.00%
     Templeton International Securities Fund - Class 2
     2002                                                 7,590.266     8.042148          61,042      0.76%         0.75%      0.00%
Janus Aspen Series - Service Shares:
-----------------------------------
     Aggressive Growth Portfolio
     2002                                                50,818.590     3.319846         168,710      0.00%         0.75%    -28.66%
     2001                                                32,311.756     4.653294         150,356      0.00%         0.75%    -40.04%
     International Growth Portfolio
     2002                                                77,304.258     5.016352         387,785      0.72%         0.75%    -26.31%
     2001                                                63,775.750     6.807670         434,164      1.01%         0.75%    -24.01%
     Worldwide Growth Portfolio
     2002                                               154,176.454     5.100279         786,343      0.86%         0.75%    -26.26%
     2001                                                51,949.722     6.916841         359,328      0.51%         0.75%    -23.20%
J.P. Morgan Series Trust II:
---------------------------
     J PMorgan Small Company Portfolio
     2002                                                14,260.325     6.698458          95,522      0.21%         0.75%    -22.24%
     2001                                                12,061.972     8.614017         103,902      0.01%         0.75%     -8.72%

                                    VL-R 48

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II  Divisions - Continued
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                138,352.833  $ 4.728574  $   654,212       0.04%          0.75%       -30.22%
   2001                                                 90,744.275    6.775961      614,880       0.01%          0.75%       -24.06%
   MFS Emerging Growth Series
   2002                                                734,535.608    7.205279    5,292,534       0.00%          0.75%       -34.26%
   2001                                                718,589.027   10.959606    7,875,453       0.00%          0.75%       -33.99%
   MFS New Discovery Series
   2002                                                109,935.761    5.974829      656,847       0.00%          0.75%       -32.14%
   2001                                                 81,568.833    8.805005      718,214       0.00%          0.75%        -5.74%
   MFS Research Series
   2002                                                 43,887.464    5.267046      231,157       0.25%          0.75%       -25.10%
   2001                                                 46,682.583    7.032225      328,283       0.01%          0.75%       -21.84%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio
   2002                                                 57,765.438     4.35688      251,677       0.00%          0.75%       -29.87%
   2001                                                 40,477.778    6.212423      251,465       0.00%          0.75%       -25.21%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative
    Class
   2002                                                190,024.095    13.06003    2,481,720       6.14%          0.75%        16.92%
   2001                                                 87,766.242   11.169982      980,348       6.95%          0.75%         8.83%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                 80,480.016   10.913777      878,341       3.04%          0.75%         2.25%
   2001                                                 27,482.306   10.673957      293,345       5.19%          0.75%         5.98%
   PIMCO Total Return Portfolio - Administrative
    Class
   2002                                                276,365.982   11.998441    3,315,961       5.57%          0.75%         8.27%
   2001                                                131,290.492   11.081760    1,454,930       2.82%          0.75%         7.58%
Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund - Class IB
   2002                                                100,096.699   10.258603    1,026,852       9.81%          0.75%         5.11%
   2001                                                133,179.374    9.759590    1,299,777       7.31%          0.75%         2.73%
   Putnam VT Growth and Income Fund - Class IB
   2002                                                556,851.505    8.360443    4,655,525       2.26%          0.75%       -19.59%
   2001                                                541,024.808   10.397634    5,625,378       2.61%          0.75%        -7.10%
   Putnam VT Int'l Growth and Income Fund - Class IB
   2002                                                235,398.563    7.837237    1,844,874       0.53%          0.75%       -14.41%
   2001                                                212,113.021    9.156935    1,942,305       5.80%          0.75%       -21.40%
SAFECO Resource Series Trust:
-----------------------------
   RST Equity Portfolio
   2002                                                332,477.180    7.079683    2,353,833       0.83%          0.75%       -26.46%
   2001                                                495,182.369    9.627194    4,767,218       0.68%          0.75%       -10.07%
   RST Growth Opportunities Portfolio
   2002                                                445,418.632    6.126693    2,728,943       0.00%          0.75%       -38.14%
   2001                                                413,838.715    9.903635    4,098,507       0.00%          0.75%        18.25%
SunAmerica Series Trust
-----------------------
   Aggressive Growth Portfolio - Class A
   2002                                                    107.612    7.831533          842       0.00%          0.75%         0.00%
   SunAmerica Balanced Portfolio - Class A
   2002                                                     16.155    8.851735          143       0.00%          0.75%         0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
   Equity Growth Portfolio - Class I Shares
   2002                                                381,797.614    7.740274    2,955,218       0.15%          0.75%       -28.40%
   2001                                                438,623.158   10.811066    4,741,984       0.00%          0.75%       -15.75%
   High Yield Portfolio - Class I Shares
   2002                                                128,628.376    8.214556    1,056,625       7.67%          0.75%        -7.96%
   2001                                                183,821.258    8.925286    1,640,658      11.27%          0.75%        -5.19%
VALIC Company I:
----------------
   International Equities Fund
   2002                                                133,567.753    7.000298      935,013       0.36%          0.75%       -19.40%
   2001                                                152,029.982    8.684995    1,320,380       1.71%          0.75%       -22.56%
   MidCap Index Fund
   2002                                                479,617.010   12.350707    5,923,609       0.70%          0.75%       -15.54%
   2001                                                457,875.484   14.622567    6,695,315       0.74%          0.75%        -1.68%
   Money Market Fund
   2002                                              1,576,361.691   11.603364   18,291,099       1.32%          0.75%         0.49%
   2001                                              2,030,596.105   11.546595   23,446,471       2.93%          0.75%         2.91%

                                     VL-R 49

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:


                                                                                                     Investment    Expense    Total
                    Divisions                           Units      Unit Value       Net Assets        In Ratio       Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - Continued
VALIC Company I:
----------------
     Nasdaq-100 Index Fund
     2002                                               88,041.414  $ 2.995751       $ 263,750        0.00%         0.75%    -38.72%
     2001                                               44,914.495    4.888457         219,563        0.10%         0.75%    -32.99%
     Science & Technology Fund
     2002                                               33,590.751    2.625731          88,200        0.00%         0.75%    -40.66%
     2001                                               29,456.511    4.424590         130,333        0.00%         0.75%    -41.62%
     Small Cap Index Fund (1)
     2002                                              101,961.071    7.782411         793,503        1.37%         0.75%    -21.41%
     2001                                               46,052.673    9.902767         456,049        0.96%         0.75%      1.23%
     Stock Index Fund
     2002                                            1,712,768.829    8.194033      14,034,484        1.18%         0.75%    -23.01%
     2001                                            1,590,798.566   10.643487      16,931,644        0.96%         0.75%    -12.86%
Vanguard Variable Insurance Fund:
---------------------------------
     High Yield Bond Portfolio
     2002                                               45,523.823   10.212953         464,933        4.37%         0.75%      0.78%
     2001                                               25,136.945   10.133522         254,726        0.05%         0.75%      2.55%
     REIT Index Portfolio
     2002                                               70,826.937   12.479976         883,918        1.60%         0.75%      2.76%
     2001                                               15,235.427   12.144954         185,034        0.81%         0.75%     11.29%
Van Kampen Life Investment Trust
--------------------------------
     Growth & Income Portfolio - Class I Shares
     2002                                              154,511.410    8.272986       1,278,271        2.59%         0.75%      0.00%
     Strategic Stock Portfolio - Class I Shares
     2001                                              116,653.512   11.350093       1,324,028        1.90%         0.75%      0.32%
Platinum Investor III Divisions:
AIM Variable Insurance Funds
----------------------------
     AIM V.I. International Growth Fund - Class I Shares
     2002                                               77,921.816     5.91962         461,268        0.76%         0.70%    -16.26%
     2001                                               43,538.660  $ 7.069300         307,788        0.62%         0.70%    -22.63%
     AIM V.I. Premier Equity Fund - Class I Shares
     2002                                              347,063.225    5.664638       1,965,988        0.44%         0.70%    -30.75%
     2001                                              179,841.148    8.179489       1,471,008                      0.70%    -12.13%
American Century Variable Portfolios, Inc.:
-------------------------------------------
     VP Value Fund
     2002                                              221,601.481   10.396891       2,303,966        4.19%         0.70%    -13.23%
     2001                                               53,553.357   11.982144         641,684        0.04%         0.70%     13.41%
Ayco Series Trust:
------------------
     Ayco Growth Fund
     2002                                               30,147.849    6.625861         199,755        0.39%         0.70%    -29.80%
     2001                                               17,985.922    9.437879         169,749        0.64%         0.70%     -0.51%
Credit Suisse Trust:
--------------------
     Small Cap Growth Portfolio
     2002                                               51,586.580    4.932981         254,477        0.00%         0.70%    -34.15%
     2001                                               26,245.714    7.491731         196,626        0.00%         0.70%    -14.59%
Dreyfus Investment Portfolios:
------------------------------
     MidCap Stock Portfolio - Initial shares
     2002                                              121,202.863    8.041624         974,668        0.41%         0.70%    -13.10%
     2001                                               47,522.160    9.254395         439,789        0.30%         0.70%      2.31%
Dreyfus Variable Investment Fund:
---------------------------------
     Quality Bond Portfolio - Initial shares
     2002                                              153,439.399   11.803203       1,811,076        5.31%         0.70%      7.01%
     2001                                               76,533.279   11.029661         844,136        5.11%         0.70%      3.67%
     Small Cap Portfolio - Initial shares
     2002                                              271,074.289     7.41539       2,010,122        0.05%         0.70%    -19.69%
     2001                                              131,446.912    9.233215       1,213,678        0.49%         0.70%     -7.14%
Fidelity Variable Insurance Products Fund:
------------------------------------------
     VIP Asset Manager Portfolio - Service Class 2
     2002                                               79,608.348    8.322214         662,518        2.09%         0.70%     -9.66%
     2001                                               22,872.429    9.212462         210,711        1.26%         0.70%     -4.25%
     VIP Contrafund Portfolio - Service Class 2
     2002                                              301,955.904    7.370178       2,225,469        0.41%         0.70%    -10.24%
     2001                                               89,775.953    8.210518         737,107        0.01%         0.70%     -8.21%

                                               VL-R 50

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                     Investment  Expense    Total
                    Divisions                               Units        Unit Value     Net Assets  Income Ratio  Ratio    Return
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - Continued
Fidelity Variable Insurance Products Fund:
------------------------------------------
      VIP Equity-Income Portfolio - Service Class 2
      2002                                                  359,047.235   $ 7.823789  $ 2,809,110     1.33%       0.70%   -17.73%
      2001                                                  153,351.932     9.509917    1,458,364     0.08%       0.70%    -4.21%
      VIP Growth Portfolio - Service Class 2
      2002                                                  528,323.593     4.994311    2,638,612     0.10%       0.70%   -30.78%
      2001                                                  221,928.504     7.215393    1,601,302     0.00%       0.70%   -14.92%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
      Franklin U.S. Government Fund - Class 2
      2002                                                  765,912.994    10.934591    8,374,946    22.84%       0.70%     0.00%
      Mutual Shares Securities Fund - Class 2
      2002                                                  485,325.228     8.763896    4,253,340     0.00%       0.70%     0.00%
      Templeton International Securities Fund - Class 2
      2002                                                  517,538.851     8.046158    4,164,199     0.01%       0.70%     0.00%
Janus Aspen Series
------------------
      Aggressive Growth Portfolio - Service Shares
      2002                                                  257,635.236     3.235691      833,628     0.00%       0.70%   -28.62%
      2001                                                  129,640.240     4.533067      587,668     0.00%       0.70%   -35.87%
      International Growth Portfolio - Service Shares
      2002                                                  130,383.508     4.977182      648,942     0.79%       0.70%   -26.28%
      2001                                                   66,263.703     6.751141      447,356     0.79%       0.70%   -23.85%
      Worldwide Growth Portfolio - Service Shares
      2002                                                  206,199.144     5.051792    1,041,675     0.76%       0.70%   -26.23%
      2001                                                   89,663.792     6.847666      613,987     0.31%       0.70%   -22.64%
J.P. Morgan Series Trust II:
----------------------------
      J PMorgan Small Company Portfolio
      2002                                                   32,093.682     6.585204      211,344     0.17%       0.70%   -22.20%
      2001                                                    9,803.858     8.464149       82,981     0.01%       0.70%    -8.11%
MFS Variable Insurance Trust:
-----------------------------
      MFS Capital Opportunities Series
      2002                                                  261,520.518     4.767337    1,246,756     0.05%       0.70%   -30.18%
      2001                                                  121,139.711     6.828087      827,153     0.00%       0.70%   -22.19%
      MFS Emerging Growth Series
      2002                                                  407,315.870     3.811265    1,552,389     0.00%       0.70%   -34.22%
      2001                                                  239,528.870     5.794235    1,387,886     0.00%       0.70%   -28.03%
      MFS New Discovery Series
      2002                                                  128,295.764     5.846900      750,133     0.00%       0.70%   -32.11%
      2001                                                   47,211.041     8.612162      406,590     0.00%       0.70%     0.95%
      MFS Research Series
      2002                                                   95,980.175     5.241471      503,077     0.25%       0.70%   -25.06%
      2001                                                   47,757.449     6.994578      334,043     0.01%       0.70%   -24.62%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
      Mid-Cap Growth Portfolio
      2002                                                  171,460.878     4.279706      733,802     0.00%       0.70%   -29.83%
      2001                                                   59,964.761     6.099312      365,744     0.00%       0.70%   -26.67%
PIMCO Variable Insurance Trust
------------------------------
      PIMCO Real Return  Portfolio - Administrative Class
      2002                                                  174,421.174    13.101122    2,285,113     4.42%       0.70%    16.98%
      2001                                                   53,040.089    11.199527      594,024     3.55%       0.70%     5.56%
      PIMCO Short-Term Portfolio - Administrative Class
      2002                                                   86,224.124    10.916357      941,253     2.98%       0.70%     2.30%
      2001                                                   57,360.973    10.671151      612,107     2.63%       0.70%     5.62%
      PIMCO Total Return Portfolio - Administrative Class
      2002                                                  301,968.833    12.051101    3,639,057     5.65%       0.70%     8.33%
      2001                                                  126,029.436    11.124825    1,402,056     3.72%       0.70%     7.45%
Putnam Variable Trust:
----------------------
      Putnam VT Diversified Income Fund-Class IB
      2002                                                   34,162.278    10.979425      375,082     7.36%       0.70%     5.17%
      2001                                                   17,174.596    10.440123      179,305     0.93%       0.70%    -0.90%
      Putnam VT Growth and Income Fund-Class IB
      2002                                                  326,752.009     7.543239    2,464,769     1.86%       0.70%   -19.55%
      2001                                                  144,948.018     9.376595    1,359,119     0.84%       0.70%    -5.78%
      Putnam VT International Growth and Income
        Fund-Class IB
      2002                                                  135,756.064     6.930868      940,907     0.51%       0.70%   -14.37%
      2001                                                   93,037.806     8.093898      753,038     3.50%       0.70%   -19.27%

                                     VL-R 51

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios,expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                   Investment   Expense    Total
                    Divisions                             Units      Unit Value     Net Assets    Income Ratio   Ratio    Return
----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - Continued
SAFECO Resource Series Trust:
-----------------------------
         RST-Equity Portfolio
         2002                                             48,011.700   $ 6.169710     $ 296,218      1.53%        0.70%    -26.43%
         2001                                             22,814.633     8.385573       191,314      1.43%        0.70%    -11.82%
         RST-Growth Opportunities Portfolio
         2002                                            105,618.431     6.546860       691,469      0.00%        0.70%    -38.11%
         2001                                             37,394.415    10.577510       395,539      0.00%        0.70%     11.63%
SunAmerica Series Trust
-----------------------
         Aggressive Growth Portfolio - Class A
         2002                                              2,069.620     7.834151        16,214      0.24%        0.70%      0.00%
         SunAmerica Balanced Portfolio - Class A
         2002                                              8,391.184     8.854701        74,301      2.13%        0.70%      0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
         Equity Growth Portfolio  - Class I Shares
         2002                                             49,604.372     5.190972       257,495      0.22%        0.70%    -28.37%
         2001                                             28,056.037     7.246755       203,316      0.00%        0.70%    -16.43%
         High Yield Portfolio  - Class I Shares
         2002                                             13,439.830     8.509745       114,370     10.10%        0.70%     -7.92%
         2001                                             11,481.273     9.241398       106,103     22.46%        0.70%    -11.85%
VALIC Company I:
----------------
         International Equities Fund
         2002                                             43,063.112     6.047834       260,439      0.40%        0.70%    -19.36%
         2001                                             21,684.618     7.499558       162,625      2.31%        0.70%    -21.61%
         MidCap Index Fund
         2002                                            229,906.264     8.104974     1,863,384      0.72%        0.70%    -15.50%
         2001                                            115,708.327     9.591049     1,109,764      0.72%        0.70%      4.22%
         Money Market Fund
         2002                                          1,248,697.015    10.438310    13,034,287      1.00%        0.70%      0.54%
         2001                                          1,416,985.713    10.382042    14,711,205      1.97%        0.70%      2.96%
         Nasdaq-100 Index Fund
         2002                                            337,088.898     2.941011       991,382      0.00%        0.70%    -38.69%
         2001                                            207,477.982     4.796715       995,213      0.02%        0.70%    -31.28%
         Science & Technology Fund
         2002                                            119,566.210     2.601495       311,051      0.00%        0.70%    -40.63%
         2001                                             58,814.098     4.381553       257,697      0.00%        0.70%    -45.69%
         Small Cap Index Fund
         2002                                             89,617.044     7.654813       686,001      0.98%        0.70%    -21.37%
         2001                                             44,443.734     9.735536       432,683      0.85%        0.70%     -1.61%
         Stock Index Fund
         2002                                          1,643,626.356     6.194915    10,182,125      1.35%        0.70%    -22.98%
         2001                                            266,322.463     8.042735     2,141,961      0.73%        0.70%    -13.22%
Vanguard Variable Insurance Fund:
---------------------------------
         High Yield Bond Portfolio
         2002                                            110,200.767    10.281946     1,133,078      5.72%        0.70%      0.84%
         2001                                             66,088.935    10.196877       673,900      0.10%        0.70%     -2.38%
         REIT Index Portfolio
         2002                                            157,740.247    12.472048     1,967,344      3.68%        0.70%      2.81%
         2001                                             28,648.041    12.131169       347,535      0.08%        0.70%     14.22%
Van Kampen Life Investment Trust
--------------------------------
         Growth & Income Portfolio - Class I Shares
         2002                                             77,747.194     8.275770       643,529      1.74%        0.70%      0.00%
         Strategic Stock Portfolio  - Class I Shares
         2001                                             21,837.255    10.717085       234,031      1.36%        0.70%      1.08%

Platinum Investor PLUS Divisions:
AIM Variable Insurance Funds
----------------------------
         AIM V.I. International Growth Fund -
           Class I Shares
         2002                                                479.504     8.189754         3,927      0.81%        0.70%      0.00%
         AIM V.I. Premier Equity Fund  - Class I Shares
         2002                                              1,706.013     8.220379        14,024      0.81%        0.70%      0.00%
American Century Variable Portfolios, Inc.:
-------------------------------------------
         VP Value Fund (1)
         2002                                              4,788.003     8.808160        42,174      0.00%        0.70%      0.00%

                                    VL-R-52

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                       Investment  Expense    Total
                    Divisions                                      Units      Unit Value  Net Assets  Income Ratio  Ratio    Return
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - Continued
Ayco Series Trust:
------------------
         Ayco Growth Fund
         2002                                                         0.874   $ 8.096224       $ 7         0.00%    0.70%     0.00%
Credit Suisse Trust:
--------------------
         Small Cap Growth Portfolio
         2002                                                       871.111     7.874365     6,859         0.00%    0.70%     0.00%
Dreyfus Investment Portfolios:
------------------------------
         MidCap Stock Portfolio - Initial shares
         2002                                                     3,019.486     8.445780    25,502         0.58%    0.70%     0.00%
Dreyfus Variable Investment Fund:
---------------------------------
         Quality Bond Portfolio - Initial shares
         2002                                                     4,877.663    10.464210    51,041         1.39%    0.70%     0.00%
         Small Cap Portfolio - Initial shares
         2002                                                     4,300.171     8.005031    34,423         0.03%    0.70%     0.00%
Fidelity Variable Insurance Products Fund:
------------------------------------------
         VIP Asset Manager Portfolio - Service Class 2
         2002                                                     1,718.405     9.513754    16,348         0.00%    0.70%     0.00%
         VIP Contrafund Portfolio - Service Class 2
         2002                                                     4,180.070     8.819638    36,867         0.00%    0.70%     0.00%
         VIP Equity-Income Portfolio - Service Class 2
         2002                                                     6,741.292     8.424431    56,792         0.00%    0.70%     0.00%
         VIP Growth Portfolio - Service Class 2
         2002                                                     6,370.937     8.037584    51,207         0.00%    0.70%     0.00%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
         Franklin U.S. Government Fund - Class 2
         2002                                                     1,442.942    10.577153    15,262         0.00%    0.70%     0.00%
         Mutual Shares Securities Fund - Class 2
         2002                                                     2,794.219     8.617384    24,079         0.00%    0.70%     0.00%
         Templeton International Securities Fund - Clss 2
         2002                                                     1,104.772     7.779561     8,596         0.00%    0.70%     0.00%
Janus Aspen Series
------------------
         Aggressive Growth Portfolio - Service Shares
         2002                                                     1,531.889     8.454795    12,952         0.00%    0.70%     0.00%
         International Growth Portfolio - Service Shares
         2002                                                     1,056.996     7.976155     8,431         0.62%    0.70%     0.00%
         Worldwide Growth Portfolio
         2002                                                     1,138.460     8.067265     9,184         0.70%    0.70%     0.00%
J.P. Morgan Series Trust II:
----------------------------
         JPMorgan Small Company Portfolio
         2002                                                        82.745     8.199175       678         0.00%    0.70%     0.00%
MFS Variable Insurance Trust:
-----------------------------
         MFS Capital Opportunities Series
         2002                                                     1,934.705     8.029971    15,536         0.00%    0.70%     0.00%
         MFS Emerging Growth Series
         2002                                                     1,418.301     8.025563    11,383         0.00%    0.70%     0.00%
         MFS New Discovery Series
         2002                                                     2,462.702     7.943275    19,562         0.00%    0.70%     0.00%
         MFS Research Series
         2002                                                       443.777     8.284247     3,676         0.00%    0.70%     0.00%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
         Mid-Cap Growth Portfolio
         2002                                                     1,370.623     7.979616    10,937         0.00%    0.70%     0.00%
PIMCO Variable Insurance Trust
------------------------------
         PIMCO Real Return Portfolio - Administrative Class
         2002                                                     5,160.116    11.060686    57,074         0.91%    0.70%     0.00%
         PIMCO Short-Term Portfolio - Administrative Class
         2002                                                       559.869    10.160530     5,689         0.84%    0.70%     0.00%
         PIMCO Total Return Portfolio - Administrative Class
         2002                                                     4,989.914    10.504668    52,417         3.01%    0.70%     0.00%
Putnam Variable Trust:
----------------------
         Putnam VT Diversified Income Fund - Class IB
         2002                                                       245.857    10.175619     2,502         0.00%    0.70%     0.00%
         Putnam VT Growth and Income Fund - Class IB
         2002                                                     3,644.555     8.442295    30,768         0.00%    0.70%     0.00%
         Putnam VT Int'l Growth and Income Fund - Class IB
         2002                                                       681.766     8.145150     5,553         0.00%    0.70%     0.00%

                                    VL-R 53

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                  Investment     Expense    Total
                    Divisions                              Units      Unit Value    Net Assets   Income Ratio     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - Continued
SAFECO Resource Series Trust:
-----------------------------
         RST Equity Portfolio
         2002                                               290.539   $ 8.450151    $    2,455        1.58%         0.70%     0.00%
         RST Growth Opportunities Portfolio
         2002                                             1,743.291     7.073052        12,330        0.00%         0.70%     0.00%
SunAmerica Series Trust
-----------------------
         Aggressive Growth Portfolio - Class A
         2002                                               123.776     8.319483         1,030        0.00%         0.70%     0.00%
         SunAmerica Balanced Portfolio - Class A
         2002                                             2,000.990     9.134083        18,277        0.00%         0.70%     0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
         Equity Growth Portfolio - Class I Shares
         2002                                               132.920     8.266431         1,099        0.36%         0.70%     0.00%
         High Yield Portfolio - Class I Shares
         2002                                                 0.132     9.503441             1        0.00%         0.70%     0.00%
VALIC Company I:
----------------
         International Equities Fund
         2002                                                57.362     7.918860           453        0.00%         0.70%     0.00%
         MidCap Index Fund
         2002                                             2,609.474     8.344566        21,775        0.27%         0.70%     0.00%
         Money Market Fund
         2002                                            14,815.459    10.029135       148,586        0.65%         0.70%     0.00%
         Nasdaq-100 Index Fund
         2002                                               457.151     8.431982         3,855        0.00%         0.70%     0.00%
         Science & Technology Fund
         2002                                                47.946     8.062466           387        0.00%         0.70%     0.00%
         Small Cap Index Fund
         2002                                             1,297.887     8.096164        10,508        0.65%         0.70%     0.00%
         Stock Index Fund
         2002                                             1,898.491     8.489184        16,117        0.56%         0.70%     0.00%
Vanguard Variable Insurance Fund:
---------------------------------
         High Yield Bond Portfolio
         2002                                             1,974.463     9.887355        19,522        0.00%         0.70%     0.00%
         REIT Index Portfolio
         2002                                             5,814.226     9.382329        54,551        0.00%         0.70%     0.00%
Van Kampen Life Investment Trust
--------------------------------
         Growth & Income Portfolio - Class I Shares
         2002                                             1,757.756     8.432132        14,822        0.00%         0.70%     0.00%

Platinum Investor Survivor Divisions:
AIM Variable Insurance Funds
----------------------------
         AIM V.I. International Growth Fund -
            Class I Shares
         2002                                            50,094.156     4.896057       245,264        0.63%         0.40%   -16.01%
         2001                                            52,571.725     5.829394       306,461        0.34%         0.40%   -23.84%
         AIM V.I. Premier Equity Fund - Class I Shares
         2002                                           105,247.370     4.746901       499,599        0.34%         0.40%   -30.54%
         2001                                           104,032.935     6.833734       710,934        0.15%         0.40%   -12.91%
American Century Variable Portfolios, Inc.:
-------------------------------------------
         VP Value Fund
         2002                                            12,625.224    10.548320       133,175        6.45%         0.40%   -12.97%
         2001                                             7,351.455    12.120192        89,101        0.00%         0.40%    12.40%
Ayco Series Trust:
------------------
         Ayco Growth Fund
         2002                                           789,597.641     6.667461     5,264,612        0.32%         0.40%   -29.58%
         2001                                           689,141.559     9.468610     6,525,212        0.31%         0.40%   -14.80%
Credit Suisse Trust:
--------------------
         Small Cap Growth Portfolio
         2002                                             3,365.800     5.079715        17,097        0.00%         0.40%   -33.96%
         2001                                             5,975.908     7.691384        45,963        0.00%         0.40%   -16.35%
Dreyfus Investment Portfolios:
------------------------------
         MidCap Stock Portfolio - Initial shares
         2002                                            20,438.650     8.246319       168,544        0.34%         0.40%   -12.84%
         2001                                            10,697.796     9.461487       101,217        0.32%         0.40%    -3.65%

                                    VL-R 54

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                             Units      Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - Continued
Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares
   2002                                                19,599.193  $ 12.397172   $  242,975       5.20%           0.40%        7.33%
   2001                                                21,483.144    11.550001      248,130       4.94%           0.40%        6.26%
   Small Cap Portfolio - Initial shares
   2002                                               161,429.616     7.909213    1,276,781       0.07%           0.40%      -19.45%
   2001                                                58,731.607     9.818545      576,659       0.51%           0.40%       -6.49%
Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Asset Manager Portfolio - Service Class 2
   2002                                                 8,463.184     8.411659       71,189       2.40%           0.40%       -9.39%
   2001                                                 3,038.438     9.283560       28,207       0.41%           0.40%       -4.77%
   VIP Contrafund Portfolio - Service Class 2
   2002                                               272,383.364     7.532001    2,051,592       0.66%           0.40%       -9.97%
   2001                                               274,354.191     8.365641    2,295,149       0.01%           0.40%      -12.82%
   VIP Equity-Income Portfolio - Service Class 2
   2002                                               262,426.107     7.880339    2,068,007       1.67%           0.40%      -17.48%
   2001                                               260,014.363     9.549908    2,483,113       0.03%           0.40%       -5.61%
   VIP Growth Portfolio - Service Class 2
   2002                                               404,293.327     5.083445    2,055,203       0.29%           0.40%      -30.57%
   2001                                                40,690.377     7.322130      297,940       0.01%           0.40%      -18.20%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
   Franklin U.S. Government Fund - Class 2
   2002                                                25,054.966    10.967250      274,784       0.00%           0.40%        0.00%
   Mutual Shares Securities Fund - Class 2
   2002                                                 1,067.525     8.790107        9,384       0.00%           0.40%        0.00%
   Templeton International Securities Fund - Class 2
   2002                                                   594.675     8.070229        4,799       0.00%           0.40%        0.00%
Janus Aspen Series
------------------
   Aggressive Growth Portfolio - Service Shares
   2002                                                14,435.838     3.345186       48,291       0.00%           0.40%      -28.41%
   2001                                                13,411.463     4.672391       62,664       0.00%           0.40%      -39.83%
   International Growth Portfolio - Service Shares
   2002                                                25,565.827     5.054569      129,225       0.79%           0.40%      -26.05%
   2001                                                24,721.750     6.835527      168,986       1.20%           0.40%      -23.74%
   Worldwide Growth Portfolio - Service Shares
   2002                                                21,524.067     5.139133      110,615       0.71%           0.40%      -26.00%
   2001                                                13,909.512     6.945139       96,604       0.29%           0.40%      -22.93%
J.P. Morgan Series Trust II:
----------------------------
   JPMorgan Small Company Portfolio
   2002                                                 1,803.960     6.749492       12,176       0.26%           0.40%      -21.96%
   2001                                                 1,955.651     8.649264       16,915       0.03%           0.40%       -8.40%
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                38,315.223     4.764626      182,558       0.06%           0.40%      -29.97%
   2001                                                18,664.062     6.803715      126,985       0.00%           0.40%      -23.79%
   MFS Emerging Growth Series
   2002                                               112,158.349     3.387250      379,908       0.00%           0.40%      -34.02%
   2001                                               117,740.586     5.134141      604,496       0.00%           0.40%      -33.75%
   MFS New Discovery Series
   2002                                                 6,447.380     6.020362       38,816       0.00%           0.40%      -31.90%
   2001                                                 5,448.426     8.841028       48,169       0.00%           0.40%       -5.41%
   MFS Research Series
   2002                                                 9,597.689     5.307184       50,938       0.31%           0.40%      -24.84%
   2001                                                11,015.208     7.061005       77,779       0.01%           0.40%      -21.57%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio
   2002                                               175,271.371     4.390116      769,462       0.00%           0.40%      -29.62%
   2001                                                 5,635.796     6.237881       35,155       0.00%           0.40%      -24.95%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative
    Class
   2002                                                61,006.868    13.159282      802,807       4.53%           0.40%       17.33%
   2001                                                15,384.005    11.215571      172,540       8.44%           0.40%        6.84%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                17,021.136    10.996747      187,177       2.54%           0.40%        2.61%
   2001                                                 8,618.078    10.717533       92,365       4.87%           0.40%        4.96%

                                    VL-R 55

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units     Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - Continued
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Total Return Portfolio - Administrative Class
   2002                                                51,588.138  $ 12.089634       $ 623,682        5.08%         0.40%      8.65%
   2001                                                40,581.757    11.126990         451,552        2.94%         0.40%      8.38%
Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund-Class IB
   2002                                                 4,759.453    10.760022          51,212        8.76%         0.40%      5.48%
   2001                                                 5,402.068    10.200863          55,105        0.76%         0.40%      3.10%
   Putnam VT Growth and Income Fund-Class IB
   2002                                                68,750.023     8.003973         550,273        2.12%         0.40%    -19.31%
   2001                                                48,761.936     9.919453         483,692        2.84%         0.40%     -6.77%
   Putnam VT Int'l Growth and Income Fund-Class IB
   2002                                               230,767.581     6.693768       1,544,705        0.76%         0.40%    -14.11%
   2001                                                96,185.895     7.793559         749,630                      0.40%    -21.13%
SAFECO Resource Series Trust:
-----------------------------
   RST-Equity Portfolio
   2002                                                27,186.353     5.885423         160,003        1.28%         0.40%    -26.20%
   2001                                                19,841.243     7.975171         158,237        1.08%         0.40%     -9.76%
   RST-Growth Opportunities Portfolio
   2002                                                30,017.052     6.225326         186,867        0.00%         0.40%    -37.92%
   2001                                                34,863.712    10.027798         349,608        0.00%         0.40%     18.66%
The Universal Institutional Funds, Inc.:
----------------------------------------
   Equity Growth Portfolio - Class I Shares
   2002                                                49,021.337     4.921118         241,240        0.17%         0.40%    -28.15%
   2001                                                50,760.211     6.849398         347,677        0.00%         0.40%    -15.45%
   High Yield Portfolio - Class I Shares
   2002                                                23,235.665     7.934283         184,358        8.91%         0.40%     -7.64%
   2001                                                25,701.691     8.590629         220,794       11.50%         0.40%     -4.86%
VALIC Company I:
----------------
   International Equities Fund
   2002                                                13,499.770     5.326441          71,906        0.42%         0.40%    -19.11%
   2001                                                12,155.778     6.585184          80,045        1.60%         0.40%    -22.29%
   MidCap Index Fund
   2002                                                60,524.581     8.974017         543,149        0.73%         0.40%    -15.24%
   2001                                                41,966.655    10.587574         444,325        0.75%         0.40%     -1.34%
   Money Market Fund
   2002                                               411,443.402    10.859042       4,467,881        1.33%         0.40%      0.84%
   2001                                               461,848.710    10.768157       4,973,259        2.62%         0.40%      3.27%
   Nasdaq-100 Index Fund
   2002                                                10,382.273     3.018656          31,341        0.00%         0.40%    -38.50%
   2001                                                84,435.262     4.908554         414,455        0.00%         0.40%    -40.69%
   Science & Technology Fund
   2002                                                 6,980.891     2.645797          18,470        0.00%         0.40%    -40.45%
   2001                                                 3,006.131     4.442775          13,356        0.00%         0.40%    -49.92%
   Small Cap Index Fund
   2002                                                20,365.733     7.841696         159,702        1.03%         0.40%    -21.14%
   2001                                                13,429.749     9.943272         133,536        1.80%         0.40%      1.59%
   Stock Index Fund
   2002                                               564,352.551     5.941885       3,353,318        1.24%         0.40%    -22.74%
   2001                                               426,976.288     7.691091       3,283,914        1.04%         0.40%    -12.55%
Vanguard Variable Insurance Fund:
---------------------------------
   High Yield Bond Portfolio
   2002                                                58,996.792    10.290623         607,114        8.53%         0.40%      1.14%
   2001                                                 6,513.301    10.174918          66,273        0.40%         0.40%     -2.99%
   REIT Index Portfolio
   2002                                                18,253.288    12.574866         229,533        3.78%         0.40%      3.12%
   2001                                                 9,355.855    12.194532         114,091        2.22%         0.40%     11.49%
Van Kampen Life Investment Trust
--------------------------------
   Growth & Income Portfolio - Class I Shares
   2002                                                19,931.017     8.292480         165,277        2.74%         0.40%      0.00%
   Strategic Stock Portfolio  - Class I Shares
   2001                                                15,021.253    11.379501         170,935        2.00%         0.40%      0.68%

Platinum Investor Survivor II Divisions
AIM Variable Insurance Funds
----------------------------
   AIM V.I. International Growth Fund - Class I Shares
   2002                                                 1,368.241     8.587367          11,750        1.20%         0.75%      0.00%

                                    VL-R 56

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                                  Investment                  Total
                   Divisions                                 Units     Unit Value   Net Assets   Income Ratio  Expense Ratio  Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - Continued
AIM Variable Insurance Funds
----------------------------
   AIM V.I. Premier Equity Fund - Class I Shares
   2002                                                    3,437.715   $ 7.092978   $   24,384        0.80%         0.75%      0.00%
American Century Variable Portfolios, Inc.:
-------------------------------------------
   VP Value Fund
   2002                                                   42,507.807     9.221693      391,994        0.07%         0.75%      0.00%
Ayco Series Trust:
------------------
   Ayco Growth Fund
   2002                                                  222,735.096     7.032670    1,566,422        0.72%         0.75%      0.00%
Credit Suisse Trust:
--------------------
   Small Cap Growth Portfolio
   2002                                                      124.410     7.470496          929        0.00%         0.75%      0.00%
Dreyfus Investment Portfolios:
-----------------------------
   MidCap Stock Portfolio - Initial shares
   2002                                                    1,861.302     9.260821       17,237        0.63%         0.75%      0.00%
Dreyfus Variable Investment Fund:
---------------------------------
   Quality Bond Portfolio - Initial shares
   2002                                                    3,456.555    10.516051       36,349        4.29%         0.75%      0.00%
   Small Cap Portfolio - Initial shares
   2002                                                   19,192.317     8.707352      167,114        0.05%         0.75%      0.00%
Fidelity Variable Insurance Products Fund:
------------------------------------------
   VIP Asset Manager Portfolio - Service Class 2
   2002                                                    4,059.976     9.298498       37,752        0.00%         0.75%      0.00%
   VIP Contrafund Portfolio - Service Class 2
   2002                                                    4,002.387     9.307368       37,252        0.00%         0.75%      0.00%
   VIP Equity-Income Portfolio - Service Class 2
   2002                                                   28,086.154     8.555455      240,289        0.10%         0.75%      0.00%
   VIP Growth Portfolio - Service Class 2
   2002                                                   30,554.360     7.153771      218,579        0.00%         0.75%      0.00%
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------
   Franklin U.S. Government Fund - Class 2
   2002                                                      371.827    10.929149        4,064        0.00%         0.75%      0.00%
   Mutual Shares Securities Fund - Class 2
   2002                                                    8,126.111     8.759538       71,181        0.97%         0.75%      0.00%
   Templeton International Securities Fund - Class 2
   2002                                                    9,504.151     8.042148       76,434        1.64%         0.75%      0.00%
Janus Aspen Series
------------------
   International Growth Portfolio - Service Shares
   2002                                                   10,265.744     7.886262       80,958        1.54%         0.75%      0.00%
   Worldwide Growth Portfolio - Service Shares
   2002                                                   14,644.118     7.733949      113,257        0.83%         0.75%      0.00%
J.P. Morgan Series Trust II:
----------------------------
   JPMorgan Small Company Portfolio
   2002                                                      115.966     8.608426          998        0.00%         0.75%      0.00%
MFS Variable Insurance Trust:
-----------------------------
   MFS Capital Opportunities Series
   2002                                                    1,983.775     7.322440       14,526        0.01%         0.75%      0.00%
   MFS Emerging Growth Series
   2002                                                      978.009     6.909822        6,758        0.00%         0.75%      0.00%
   MFS New Discovery Series
   2002                                                   18,383.780     7.662034      140,857        0.00%         0.75%      0.00%
   MFS Research Series
   2002                                                    2,335.310     7.725093       18,040        0.64%         0.75%      0.00%
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio
   2002                                                    2,861.521     7.330690       20,977        0.00%         0.75%      0.00%
PIMCO Variable Insurance Trust
------------------------------
   PIMCO Real Return Portfolio - Administrative Class
   2002                                                    5,707.413    11.219284       64,033        4.75%         0.75%      0.00%
   PIMCO Short-Term Portfolio - Administrative Class
   2002                                                   34,757.986    10.263318      356,732        3.93%         0.75%      0.00%
   PIMCO Total Return Portfolio - Administrative Class
   2002                                                   43,724.527    10.612953      464,046        7.26%         0.75%      0.00%
Putnam Variable Trust:
----------------------
   Putnam VT Growth and Income Fund - Class IB
   2002                                                    2,239.908     8.290841       18,571        0.00%         0.75%      0.00%
   Putnam VT Int'l Growth and Income Fund - Class IB
   2002                                                   12,012.954     8.859772      106,432        0.53%         0.75%      0.00%

                                     VL-R 57

SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

   A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios(excluding expenses of the underlying Divisions) and total return for the year ended December 31, 2002, are as follows:

                                                                                               Investment                    Total
                   Divisions                              Units      Unit Value   Net Assets   Income Ratio   Expense Ratio   Return
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - Continued
SAFECO Resource Series Trust:
-----------------------------
       RST Equity Portfolio
       2002                                               144.789    $ 7.463693    $     1,081        2.53%         0.75%      0.00%
       RST Growth Opportunities Portfolio
       2002                                            12,646.548      7.339719         92,822        0.00%         0.75%      0.00%
The Universal Institutional Funds, Inc.:
----------------------------------------
       Equity Growth Portfolio - Class I Shares
       2002                                                99.394      7.306638            726        0.00%         0.75%      0.00%
       High Yield Portfolio - Class I Shares
       2002                                             2,194.575      9.284736         20,376       19.91%         0.75%      0.00%
VALIC Company I:
----------------
       International Equities Fund
       2002                                               279.685      8.241379          2,305        0.93%         0.75%      0.00%
       MidCap Index Fund
       2002                                            19,510.719      9.111629        177,774        0.87%         0.75%      0.00%
       Money Market I Fund
       2002                                           514,617.978     10.061658      5,177,910        1.05%         0.75%      0.49%
       2001                                           925,287.723     10.012433      9,264,381        0.00%         0.75%      0.00%
       Science & Technology Fund
       2002                                               505.551      6.056983          3,062        0.00%         0.75%      0.00%
       Small Cap Index Fund
       2002                                             1,286.741      8.716770         11,216        0.91%         0.75%      0.00%
       Stock Index Fund
       2002                                            80,956.439      7.909632        640,336        2.27%         0.75%      0.00%
Vanguard Variable Insurance Fund:
---------------------------------
       High Yield Bond Portfolio
       2002                                             1,345.094     10.127195         13,622        0.00%         0.75%      0.00%
       REIT Index Portfolio
       2002                                             5,624.843     10.874777         61,169        0.00%         0.75%      0.00%
Van Kampen Life Investment Trust
--------------------------------
       Growth & Income Portfolio - Class I Shares
       2002                                               451.395      8.272986          3,734        0.00%         0.75%      0.00%

                                     VL-R 58

[Pricewaterhousecoopers Logo]



                        Report of Independent Accountants

To the Board of Directors and Shareholder
American General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets as of December 31, 2002 and the related consolidated statements of income, shareholders' equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2002, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.


/s/ Pricewaterhousecoopers LLP


Houston, Texas
February 13, 2003

[Ernst & Young Logo]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheet of American General Life Insurance Company (an indirectly wholly owned subsidiary of American International Group, Inc.) as of December 31, 2001, and the related consolidated statement of income, shareholder's equity, comprehensive income, and cash flows for the year ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


/s/ Ernst & Young LLP


Houston, Texas
February 5, 2002, except footnote 1 as to which the date is December 31, 2002

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                   2002     2001-Restated
                                                                -------------------------
                                                                     (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $38,102,252 - 2002; $33,732,454 - 2001)                   $39,623,447   $34,160,499
   Equity securities, at fair value (cost - $214,405 - 2002;
      $205,771 - 2001)                                              162,459       178,899
   Mortgage loans on real estate, net of allowance ($11,000 -
      2002; $12,000 - 2001)                                       2,774,060     2,720,155
   Policy loans                                                   1,631,045     1,667,790
   Investment real estate                                            44,331        68,687
   Other long-term investments                                      757,013       386,559
   Securities held under collateral agreement                     3,217,000            --
   Short-term investments                                           268,139       633,855
   Derivatives                                                       30,732        26,458
                                                                -------------------------
Total investments                                                48,508,226    39,842,902

Cash                                                                 85,064        95,425
Investment in Parent Company (cost - $8,597 in 2002
   and 2001)                                                         46,867        64,326
Indebtedness from affiliates                                        506,882       548,962
Accrued investment income                                           604,316       583,307
Accounts receivable                                                 512,290       601,983
Deferred policy acquisition costs/cost of insurance purchased     2,645,637     2,648,083
Property and equipment                                               96,368       110,070
Other assets                                                        385,411       328,289
Assets held in separate accounts                                 17,317,646    20,860,460
                                                                -------------------------
Total assets                                                    $70,708,707   $65,683,807
                                                                =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                  2002     2001-Restated
                                                               -------------------------
                                                                     (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                      $39,412,665   $36,136,411
   Other policy claims and benefits payable                         94,322        86,006
   Other policyholders' funds                                    1,798,373     1,742,224
   Federal income taxes                                            764,989       479,958
   Indebtedness to affiliates                                       23,463         6,928
   Securities loaned under collateral agreement                  3,216,000            --
   Other liabilities                                             1,516,429     1,098,824
   Liabilities related to separate accounts                     17,317,646    20,860,460
                                                               -------------------------
Total liabilities                                               64,143,887    60,410,811

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
      issued, and outstanding                                          850           850
   Common stock, $10 par value, 600,000 shares authorized,
      issued, and outstanding                                        6,000         6,000
   Additional paid-in capital                                    3,088,269     2,640,365
   Accumulated other comprehensive income                          714,805       177,605
   Retained earnings                                             2,754,896     2,448,176
                                                               -------------------------
Total shareholder's equity                                       6,564,820     5,272,996

                                                               -------------------------
Total liabilities and shareholder's equity                     $70,708,707   $65,683,807
                                                               =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                        Consolidated Statements of Income

                                                         2002     2001-Restated
                                                     --------------------------
                                                            (In Thousands)
Revenues:
   Premiums and other considerations                 $ 1,841,155    $ 1,235,293
   Net investment income                               2,945,909      2,939,916
   Net realized investment losses                       (282,831)      (105,279)
   Other                                                 158,577         94,900
                                                     --------------------------
Total revenues                                         4,662,810      4,164,830

Benefits and expenses:
   Policyholders' benefits                             3,123,265      2,456,617
   Operating costs and expenses                          647,429        862,375
                                                     --------------------------
Total benefits and expenses                            3,770,694      3,318,992
                                                     --------------------------
Income before income tax expense                         892,116        845,838

Income tax expense                                       139,815        255,751
Cumulative effect of accounting change (net of tax)           --         23,851
                                                     --------------------------
Net income                                           $   752,301    $   566,236
                                                     ==========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Shareholder's Equity

                                                       Year ended December 31
                                                     --------------------------
                                                         2002     2001-Restated
                                                     --------------------------
                                                            (in Thousands)
Preferred stock:
   Balance at beginning of year                      $       850    $       850
   Change during year                                         --             --
                                                     --------------------------
Balance at end of year                                       850            850

Common stock:
   Balance at beginning of year                            6,000          6,000
   Change during year                                         --             --
                                                     --------------------------
Balance at end of year                                     6,000          6,000

Additional paid-in capital:
   Balance at beginning of year                        2,640,365      2,596,124
   Capital contribution from Parent Company              447,904         44,241
                                                     --------------------------
Balance at end of year                                 3,088,269      2,640,365

Accumulated other comprehensive income:
   Balance at beginning of year                          177,605        (34,201)
   Change in net unrealized investment gains during
       year, net of tax                                  536,933        195,599
   Change in hedging activities during year, net of
       tax                                                   267         16,207
                                                     --------------------------
Balance at end of year                                   714,805        177,605

Retained earnings:
   Balance at beginning of year                        2,448,176      2,287,477
   Net income                                            752,301        566,236
   Other                                                      --         (3,357)
   Dividends paid                                       (445,581)      (402,180)
                                                     --------------------------
Balance at end of year                                 2,754,896      2,448,176
                                                     --------------------------
Total shareholder's equity                           $ 6,564,820    $ 5,272,996
                                                     ==========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income

                                                           2002    2001-Restated
                                                        ------------------------
                                                             (in Thousands)
Net income                                              $  752,301    $  566,236
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: 2002 - $639,149; 2001 -
      $235,534)                                            415,447       153,091
   Hedging activities (pretax: 2002 - $410;
      2001 - $25,266)                                          267        16,207
   Reclassification adjustment for losses
      included in net income                               121,486        42,508
                                                        ------------------------
   Other comprehensive income                              537,200       211,806
                                                        ------------------------
Comprehensive income                                    $1,289,501    $  778,042
                                                        ========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                     2002       2001-Restated
                                                                 ----------------------------
                                                                        (in Thousands)
Operating activities
Net income                                                       $    752,301    $    566,236
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Change in accounts receivable                                    89,693         111,466
      Change in future policy benefits and other policy claims      3,000,941         272,404
      Amortization of policy acquisition costs and CIP                145,053         221,187
      Policy acquisition costs deferred                              (334,197)       (307,560)
      Change in other policyholders' funds                             56,149         169,172
      Provision for deferred income tax expense                       285,031         (17,539)
      Depreciation and amortization, including premiums and
         discounts                                                    149,281          68,900
      Change in indebtedness to (from) affiliates                      58,615        (187,412)
      Change in amounts payable to brokers                            350,821        (180,103)
      Net loss on sale of investments                                 282,831         140,929
      Other, net                                                       (9,086)        (63,608)
                                                                 ----------------------------
Net cash provided by operating activities                           4,827,433         794,072

Investing activities
Purchases of investments and loans made                           (39,938,844)    (55,054,177)
Sales or maturities of investments and receipts from
   repayment of loans                                              35,288,574      53,729,090
Sales and purchases of property, equipment, and
   software, net                                                      (22,262)        (41,907)
                                                                 ----------------------------
Net cash used in investing activities                              (4,672,532)     (1,366,994)

Financing activities
Net policyholder account deposits/withdrawals                         277,314       1,123,772
Dividends paid                                                       (445,581)       (393,680)
Other                                                                   3,005        (119,115)
                                                                 ----------------------------
Net cash provided by financing activities                            (165,262)        610,977
                                                                 ----------------------------
Increase (decrease) in cash                                           (10,361)         38,055
Cash at beginning of year                                              95,425          57,370
                                                                 ----------------------------
Cash at end of year                                              $     85,064    $     95,425
                                                                 ============================

Interest paid amounted to approximately $2,315,000 and $112,400,000 in 2002 and 2001, respectively.


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2002

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. The merger has been accounted for at historical cost in a manner similar to a pooling of interests business combination. Additionally, effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. Accordingly, the accompanying consolidated financial statements as of and for the years ended December 31, 2002 and 2001 (restated) include the financial position, operating results, and cash flows of The Franklin, AMFLIC, and All American and exclude AGNY.

The Company operates through two divisions: Life Insurance and Retirement Savings. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance division, through its subsidiaries American General Life Companies (AGLC) and American General Enterprise Services ("AGES") also provides support services to certain affiliated insurance companies. The Retirement Savings Division includes the results of the Variable Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.1 Preparation of Financial Statements (continued)

other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2002. Statutory net income and capital and surplus of the Company is as follows:

                                                      2002     2001-Restated
                                                  --------------------------
                                                        (in Thousands)

Statutory net income (unaudited)                  $   538,265   $   418,136
Statutory capital and surplus (unaudited)         $ 2,863,221   $ 2,554,883

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.2 Statutory Accounting (continued)

cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2002 and 2001, insurance investment contracts of $33.3 billion and $31.6 billion, respectively, were included in the Company's liabilities.

2.4 Investments

Fixed Maturity and Equity Securities

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2002 and 2001. Unrealized gains (losses), net of deferred taxes, are recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2002 and 2001. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2002 and 2001.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Other Long-Term Investments

Other long-term assets consists of equity partnerships and other investments not classified elsewhere herein. The equity partnerships are accounted for under the equity method of accounting, which approximates fair value. For those partnerships that report changes in the fair value of the underlying equity investment in earnings, the Company records its proportionate interest in net realized investment gains (losses).

Securities Held Under Collateral Agreements

Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2002 and 2001.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses). Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

EITF 99-20

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $23.9 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income as a cumulative effect of accounting change.

2.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.5 Separate Accounts (continued)

income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's (AGC) acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 4.51% to 8.25%.

With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

term growth rate higher than 10%. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

2.7 Other Assets

In 2001, goodwill was charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.14 Accounting Changes for treatment beginning January 1, 2002.)

2.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.8 Policy and Contract Claims Reserves (continued)

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 2 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 6.5 percent. Withdrawal charges generally range from 1.0 percent to 17.0 percent, grading to zero over a period of 5 to 10 years. The universal life funds have credited interest rates that range from 2.0 percent to 7.35 percent.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

2.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

                    American General Life Insurance Company

2.10 Reinsurance (continued)

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance recoverables and are included in accounts receivable.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 8% of life insurance in force at December 31, 2002.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $74.3 million and $72.6 million in 2002 and 2001, respectively, and were included in policyholders' benefits.

2.12 Income Taxes

The Company's ultimate parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2002, the Company will join in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.12 Income Taxes (continued)

effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

2.13 Derivatives

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FAS 138).

Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.13 Derivatives (continued)

The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

During 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. Adoption of FAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

2.14 Accounting Changes

In June 2001, FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" (FAS 142). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

The assessment of impairment involves a two-step process prescribed in FAS 142; whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The Company has evaluated the impact of the impairment provisions of FAS 142 as of January 1, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2002.

In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN45). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.13 Accounting Changes (continued)

established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN45 on its results of operations and financial condition will not be significant.

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN46). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity (VIE) if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

The provisions of FIN46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The Company is currently evaluating the impact of applying FIN46 to existing VIEs in which it has a variable interest, if any, and believes that the impact on its results of operations and financial condition will not be significant.

                    American General Life Insurance Company

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                     2002      2001-Restated
                                                 ---------------------------
                                                        (In Thousands)
Investment income:
   Fixed maturities                              $  2,688,455   $ 2,579,563
   Equity securities                                    2,150         4,000
   Mortgage loans on real estate                      223,789       221,912
   Investment real estate                              15,303        17,737
   Policy loans                                        97,386        98,395
   Other investments                                  (67,595)        2,020
   Short-term investments                              21,214        70,610
                                                 ---------------------------
Gross investment income                             2,980,702     2,994,237
Investment expenses                                    34,793        54,321
                                                 ---------------------------
Net investment income                            $  2,945,909   $ 2,939,916
                                                 ===========================

The carrying value of investments that produced no investment income during 2002 was less than 0.3% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2002 and 2001. During 2002, other investments relates to losses associated with various partnership interests.

                    American General Life Insurance Company

3. Investments (continued)

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                        2002      2001-Restated
                                                     ---------------------------
                                                            (In Thousands)
Fixed maturities:
   Gross gains                                       $  389,164      $  347,495
   Gross losses                                        (676,553)       (366,654)
                                                     ---------------------------
Total fixed maturities                                 (287,389)        (19,159)
Equity securities                                          (191)         (4,475)
Derivatives                                                 (38)         (2,151)
Other                                                     4,787         (79,494)
                                                     ---------------------------
Net realized investment (losses) gains                 (282,831)       (105,279)
   before tax
Income tax (benefit) expense                            (72,049)        (36,319)
                                                     ---------------------------
Net realized investment (losses) gains
   after tax                                         $ (210,782)     $  (68,960)
                                                     ===========================

During 2002, the Company's realized losses included write-downs of $304.6 million for certain available for sale fixed maturity investments that experienced declines deemed other than temporary.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2002 and 2001 were as follows:

                                                        Gross         Gross
                                       Amortized     Unrealized    Unrealized        Fair
                                          Cost          Gain          Loss           Value
                                      ------------------------------------------------------
                                                         (In Thousands)
December 31, 2002
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $19,250,058   $ 1,480,800   $  (576,371)   $20,154,487
      Below investment-grade            5,071,592       237,438      (226,843)     5,082,187
   Mortgage-backed securities*          9,812,350       439,914        (7,222)    10,245,042
   U.S. government obligations            406,792        41,715        (2,019)       446,488
   Foreign governments                    125,735        15,324            --        141,059
   State and political subdivisions     1,251,187        11,423        (2,143)     1,260,467
   Collateralized bonds                   357,697        22,914       (11,701)       368,910
   Industrial & miscellaneous             816,267        51,882       (11,141)       857,008
   Public Utilities                     1,005,115        87,551       (27,874)     1,064,792
   Redeemable preferred stocks              5,459            --        (2,452)         3,007
                                      ------------------------------------------------------
Total fixed maturity securities       $38,102,252   $ 2,388,961   $  (867,766)   $39,623,447
                                      ======================================================
Equity securities                     $   214,405   $     3,156   $   (55,102)   $   162,459
                                      ======================================================
Investment in Parent Company          $     8,597   $    38,270   $        --    $    46,867
                                      ======================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities (continued)

                                                       Gross         Gross
                                       Amortized     Unrealized    Unrealized       Fair
                                          Cost          Gain          Loss         Value
                                      ------------------------------------------------------
                                                        (In Thousands)
December 31, 2001
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $17,037,168   $   732,355   $  (297,539)   $17,471,984
      Below investment-grade            2,230,377        39,954      (256,938)     2,013,393
   Mortgage-backed securities*          8,214,586       182,895       (77,639)     8,319,842
   U.S. government obligations            610,068        21,834       (10,689)       621,213
   Foreign governments                    229,785        12,834        (1,776)       240,843
   State and political subdivisions     5,403,359       135,278       (52,443)     5,486,194
   Redeemable preferred stocks              7,111            --           (81)         7,030
                                      ------------------------------------------------------
Total fixed maturity securities       $33,732,454   $ 1,125,150   $  (697,105)   $34,160,499
                                      ======================================================
Equity securities                     $   205,771   $       320   $   (27,192)   $   178,899
                                      ======================================================
Investment in Parent Company          $     8,597   $    55,729   $        --    $    64,326
                                      ======================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                       2002     2001-Restated
                                                   --------------------------

Gross unrealized gains                             $ 2,430,387   $ 1,181,199
Gross unrealized losses                               (922,868)     (724,327)
DPAC and other fair value adjustments                 (433,493)     (205,757)
Deferred federal income (taxes) benefit               (359,488)      (89,717)
                                                   --------------------------
Net unrealized gains (losses) on securities        $   714,538   $   161,398
                                                   ==========================

The contractual maturities of fixed maturity securities at December 31 were as follows:

                                               2002                    2001-Restated
                                     -----------------------------------------------------
                                      Amortized      Market       Amortized      Market
                                        Cost          Value          Cost         Value
                                     -----------------------------------------------------
                                          (In Thousands)              (In Thousands)
Fixed maturity securities,
  excluding mortgage-backed
  securities:
      Due in one year or less        $   797,704   $   818,133   $ 1,492,714   $ 1,523,591
      Due after one year through
         five years                    5,028,525     5,310,521     5,395,275     5,588,481
      Due after five years through
         ten years                    10,034,258    10,445,007     9,467,603     9,576,284
      Due after ten years             12,429,415    12,804,743     9,162,276     9,152,301
Mortgage-backed securities             9,812,350    10,245,043     8,214,586     8,319,842
                                     -----------------------------------------------------
Total fixed maturity securities      $38,102,252   $39,623,447   $33,732,454   $34,160,499
                                     =====================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $29.4 billion, and $35.1 billion, during 2002 and 2001.

                    American General Life Insurance Company

3. Investments (continued)

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2002 and 2001:

                                           Outstanding  Percent of    Percent
                                             Amount        Total   Nonperforming
                                           -------------------------------------
                                                      (In Millions)
December 31, 2002
Geographic distribution:
   South Atlantic                          $   649          23.4%         0.4%
   Pacific                                     449          16.2          0.0
   Mid-Atlantic                                469          16.9          0.0
   East North Central                          443          16.0          1.6
   Mountain                                    111           4.0          1.8
   West South Central                          219           7.9          0.0
   East South Central                          237           8.5          0.0
   West North Central                          110           4.0          2.7
   New England                                  98           3.5          0.0
Allowance for losses                           (11)         (0.4)         0.0
                                           -----------------------
Total                                      $ 2,774         100.0%         0.4%
                                           =======================

Property type:
   Office                                  $ 1,162          41.9%         0.3%
   Retail                                      830          29.9          1.3
   Industrial                                  326          11.8          0.0
   Apartments                                  268           9.6          0.0
   Hotel/motel                                 103           3.7          0.0
   Other                                        96           3.5          0.0
Allowance for losses                           (11)         (0.4)         0.0
                                           -----------------------
Total                                      $ 2,774         100.0%         0.4%
                                           =======================

                    American General Life Insurance Company

3. Investments (continued)

3.4 Mortgage Loans on Real Estate (continued)

                                           Outstanding  Percent of    Percent
                                             Amount        Total   Nonperforming
                                           -------------------------------------
                                                      (In Millions)
December 31, 2001-Restated
Geographic distribution:
   South Atlantic                          $   627          23.0%       0.0%
   Pacific                                     418          15.4        7.3
   Mid-Atlantic                                433          15.9        0.0
   East North Central                          433          15.9        0.5
   Mountain                                    119           4.4        0.8
   West South Central                          233           8.6        0.0
   East South Central                          251           9.2        0.0
   West North Central                          121           4.4        0.0
   New England                                  97           3.6        0.0
Allowance for losses                           (12)         (0.4)       0.0
                                           -----------------------
Total                                      $ 2,720         100.0%       1.3%
                                           =======================

Property type:
   Office                                  $ 1,161          42.6%       2.9%
   Retail                                      883          32.4        0.0
   Industrial                                  308          11.3        0.0
   Apartments                                  219           8.1        0.0
   Hotel/motel                                 105           3.9        0.0
   Other                                        56           2.1        0.0
Allowance for losses                           (12)         (0.4)       0.0
                                           -----------------------
Total                                      $ 2,720         100.0%       1.3%
                                           =======================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                           2002    2001-Restated
                                                      -------------------------

Balance at January 1                                  $ 2,335,474   $ 2,405,205
   Capitalization                                         327,806       330,988
   Accretion of interest/Amortization                    (142,753)     (234,915)
   Effect of unrealized losses (gains) on securities     (268,319)     (129,986)
   Effect of realized losses (gains) on securities         41,829       (35,818)
                                                      -------------------------
Balance at December 31                                $ 2,294,037   $ 2,335,474
                                                      =========================

A rollforward of cost of insurance purchased (CIP) for the years ended December 31, were as follows:

                                                      2002       2001-Restated
                                                   ---------------------------
                                                           (In Thousands)

Balance at January 1                               $ 312,609         $ 361,300
Deferral of renewal commissions                        6,391             6,837
Accretion of interest                                 25,800            29,348
Amortization                                         (28,100)          (50,903)
Effect of unrealized (gains) losses on securities     33,700           (28,925)
Effect of realized (gains) losses on securities        1,200            (5,048)
                                                   ---------------------------
Balance at December 31                             $ 351,600         $ 312,609
                                                   ===========================

CIP amortization to be recorded in each of the next five years is $18.9 million, $17.8 million, $16.4 million, $16.1 million and $15.8 million.

                    American General Life Insurance Company

5. Other Assets

Other assets consisted of the following:

                                                           December 31
                                                      2002         2001-Restated
                                                    ----------------------------
                                                          (In Thousands)

Goodwill                                            $ 38,973            $ 47,684
Computer software                                     92,742              81,762
Account receivable brokers                           124,051              97,991
Prepaid expenses                                      34,794              36,752
Other                                                 94,851              64,100
                                                    ----------------------------
Total other assets                                  $385,411            $328,289
                                                    ============================


FAS 142 requires that the Company reclassify any separable intangible assets and, for intangible assets with definitive useful lives, to amortize their cost over their useful lives. Upon adoption of FAS 142, the Company reclassified $8.7 million of separable intangible assets out of goodwill and recorded amortization totaling $0.7 million in the year ended December 31, 2002.

                    American General Life Insurance Company

6. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $174,274,000 in restructuring costs. Of the total restructuring charges, approximately $162,801,000 has been paid as of December 31, 2002. The remaining balance is included in Other Liabilities.

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                             December 31
                                                        2002       2001-Restated
                                                     ---------------------------
                                                            (In Thousands)

Current tax (receivable) payable                     $ (26,411)        $  10,636
Deferred tax liabilities, applicable to:
   Net income                                          402,124           391,585
   Net unrealized investment gains                     389,276            77,737
                                                     ---------------------------
Total deferred tax liabilities                         791,400           469,322
                                                     ---------------------------
Total current and deferred tax liabilities           $ 764,989         $ 479,958
                                                     ===========================

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2002         2001-Restated
                                                                        -------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                    $   729,627         $   755,940
   Basis differential of investments                                        131,726              95,679
   Net unrealized gains on debt and equity securities available
      for sale                                                              391,727              59,019
   Other                                                                     82,639             160,445
                                                                        -------------------------------
Total deferred tax liabilities                                            1,335,719           1,071,083

Deferred tax assets applicable to:
   Policy reserves                                                         (336,687)           (403,280)
   Net unrealized losses on debt and equity securities available
      for sale                                                                   --              (3,000)
   Nondeductible liabilities                                                (57,000)            (57,300)
   Other                                                                   (150,632)           (139,181)
                                                                        -------------------------------
Total deferred tax assets before valuation allowance                       (544,319)           (602,761)
Valuation allowance                                                              --               1,000
                                                                        -------------------------------
Total deferred tax assets, net of valuation allowance                      (544,319)           (601,761)
                                                                        -------------------------------
Net deferred tax liabilities                                            $   791,400         $   469,322
                                                                        ===============================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2002, the Company had approximately $358.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $125.4 million.

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.2 Tax Expense

Components of income tax expense (benefit) for the years were as follows:

                                                      2002        2001-Restated
                                                   ----------------------------
                                                           (In Thousands)
Current expense                                    $  98,775          $ 275,051
Deferred expense (benefit):
   Realized gains                                   (151,346)           (78,336)
   Deferred policy acquisition cost                   58,464             15,201
   Policy reserves                                    27,318             30,128
   Basis differential of investments                  75,946             20,175
   Internally developed software                       4,867             21,374
   Restructure charges                                25,786            (17,799)
   Policyholder dividend guarantee                     1,053            (11,083)
   Other, net                                         (1,048)             1,040
                                                   ----------------------------
Total deferred expense (benefit)                      41,040            (19,300)
                                                   ----------------------------
Income tax expense                                 $ 139,815          $ 255,751
                                                   ============================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                      2002        2001-Restated
                                                   ----------------------------
                                                          (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                              $ 312,158          $ 293,271
Tax-exempt investment income                         (29,164)           (32,575)
Nonconventional fuel source credits                 (101,917)                --
Adjustment for IRS examinations                      (46,237)                --
Goodwill                                                 143                683
Other                                                  4,832             (5,628)
                                                   ----------------------------
Income tax expense                                 $ 139,815          $ 255,751
                                                   ============================

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.2 Tax Expense (continued)

The adjustment for IRS examinations relates primarily to the reduction of certain tax liabilities that were recorded for prior years following the completion of the tax examinations discussed in note 7.4.

7.3 Taxes Paid

Income taxes paid amounted to approximately $127.2 million and $236.1 million in 2002 and 2001, respectively.

7.4 Tax Return Examinations

The Internal Revenue Service (IRS) has completed the examination of the Company's federal income tax returns through the taxable year ended December 31, 1999. The Company has not been contacted by the IRS regarding examinations of taxable years beginning after December 31, 1999.

The Company's ultimate parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with AGC under which each subsidiary agrees to pay AGC an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

Starting August 30, 2001, the Company will join in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

8. Transactions With Affiliates

Indebtedness from affiliates were as follows:

                                                                   December 31, 2001
                                            December 31, 2002           -Restated
                                          --------------------------------------------
                                          Par Value  Book Value  Par Value  Book Value
                                          --------------------------------------------
                                                        (In Thousands)
American General Corporation,
   9 3/8%, due 2008                       $  4,725    $  3,677    $  4,725    $  3,575
American General Corporation,
   Promissory notes, 5 1/2% due 2004            --          --       7,339       7,339
AGC Life, Promissory notes, 6.75%
   due 2005                                116,000     116,000     116,000     116,000
American General Corporation, Senior
   Promissory notes, 2 16/25% due 2006          --          --     374,000     374,000
American General Corporation,
   Promissory notes, 1.939% due 2006       333,000     333,000          --          --
American General Corporation Life,
   Restricted Subordinated Note,
   6.75%, due 2005                              --          --      25,321      25,321
                                          --------------------------------------------
Total notes receivable from affiliates     453,725     452,677     527,385     526,235
                                          --------------------------------------------
Accounts receivable from affiliates             --      54,205          --      22,727
                                          --------------------------------------------
Indebtedness from affiliates              $453,725    $506,882    $527,385    $548,962
                                          ============================================

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation (AIGGIC) on a fee basis. The Company paid approximately $62,210,368 and $127,124,718 for such services in 2002 and 2001 respectively. Accounts payable for such services at December 31, 2002 and 2001 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology,

                    American General Life Insurance Company

8. Transactions With Affiliates (continued)

to a number of AIG's life insurance subsidiaries. The Company received approximately $342,097,281 and $243,722,505 for such services and rent in 2002 and 2001 respectively. Accounts receivable for rent and services at December 31, 2002 and 2001 were not material.

On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $59.8 million, resulting in a realized gain of $5.4 million. The consideration received included $20.7 million of 1.38% secured term notes due December 31, 2012, and $14.1 million of preferred membership equity interests, issued by Pine Street Holdings.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2002 by $449 million.

AIG applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

                    American General Life Insurance Company

9. Benefit Plans (continued)

Prior to January 1, 2002, substantially all employees of the Company were covered under benefit plans sponsored by American General Corporation, including a qualified defined pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

10. Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net unrealized investment gains (losses).

10.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                           2002   2001-Restated
                                                         ----------------------
                                                         (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                       $   145     $   160
   Average receive rate                                     6.69%       6.74%
   Average pay rate                                         1.77%       2.07%
Currency swap agreements (receive U.S. dollars/pay
   Canadian dollars):
      Notional amount (in U.S. dollars)                  $    97     $    74
      Average exchange rate                                 1.50        1.43

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.2 Interest Rate and Currency Swap Agreements (continued)

                                                          2002    2001-Restated
                                                        -----------------------
                                                        (Dollars in Millions)
Currency swap agreements (receive U.S. dollars/pay
   Australian dollars):
      Notional amount (in U.S. dollars)                 $   23        $   23
      Average exchange rate                               1.85          1.85
Currency swap agreements (receive U.S. dollars/pay
   Japanese Yen):
      Notional amount (in U.S. dollars)                 $   12        $   12
      Average exchange rate                              44.60         44.60


10.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Conversely, during prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.3 Swaptions (continued)

Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions outstanding at December 31, 2002 expire in 2003. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were not significant for 2002.

Swaptions at December 31 were as follows:

                                                   2002         2001-Restated
                                                   --------------------------
                                                      (Dollars in Millions)
Call swaptions:
   Notional amount                                       --         $    376
   Average strike rate                                   --             5.25%
Put swaptions:
   Notional amount                                 $  3,275         $    684
   Average strike rate                                7.75%            8.25%

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

11. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                         2002                 2001-Restated
                                                    Fair     Carrying       Fair     Carrying
                                                   Value      Amount       Value      Amount
                                                  -------------------------------------------
                                                                 (In Millions)
Assets
Fixed maturity and equity securities              $39,786     $39,786     $34,339     $34,339
Mortgage loans on real estate                       3,173       2,774       2,837       2,720
Policy loans                                        1,724       1,631       1,882       1,668
Short-term investments                                268         268         634         634
Derivative financial instruments                       31          31          26          26
Other long-term investments                           757         757         386         386
Investment in Parent Company                           47          47          64          64
Indebtedness from affiliates                          507         507         549         549
Securities held under collateral agreements         3,217       3,217          --          --
Assets held in separate accounts                   17,318      17,318      20,860      20,860

Liabilities
Investment contracts                               33,348      33,301      31,591      31,634
Dividend accumulations                                843         843         863         863
Securities loaned under collateral agreements       3,216       3,216          --          --
Liabilities related to separate accounts           17,318      17,318      20,860      20,860


                    American General Life Insurance Company

11. Fair Value of Financial Instruments (continued)

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

         Derivative Financial Instruments

         Fair values for derivative assets and liabilities were based upon quoted market prices.

                    American General Life Insurance Company

11. Fair Value of Financial Instruments (continued)

         Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

         Indebtedness from Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

         Other Long-Term Investments

         Fair value of other long term investments is based upon the fair-value of the net assets of these investments as determined by the general partners.

12. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $189.1 million ($122.9 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, 100% of the liabilities of the

                    American General Life Insurance Company

12. Commitments and Contingencies (continued)

Company related to the proposed resolution. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $123.8 million and $170.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2002 and 2001, respectively.

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium tax in certain states. At December 31, 2002 and 2001, the Company has accrued $3.4 million and $5.9 million, respectively, for guaranty fund assessments. The Company has recorded receivables of $2.6 million and $4.2 million at December 31, 2002 and 2001, respectively, for expected recoveries against the payment of future premium taxes.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date of October 31, 2003, to convert any outstanding loan balances to one-year term loans.

                    American General Life Insurance Company

13. Reinsurance

The Company will receive annual facility fees of 0.045% on its commitment. There were no borrowings outstanding under the facility as of December 31, 2002.

Reinsurance transactions for the years ended December 31, 2002 and 2001 were as follows:

                                                                                                      Percentage
                                                        Ceded to         Assumed                       of Amount
                                                          Other        From Other                       Assumed
                                     Gross Amount       Companies       Companies         Net Amount     to Net
                                     --------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2002
Life insurance in force              $128,263,870     $ 59,950,491     $  2,389,096      $ 70,702,475     3.38%
                                     ================================================================
Premiums:
   Life insurance and annuities         1,388,181          249,365           20,979         1,159,795     1.81%
   Accident and health insurance           25,713              983             (583)           24,147    -2.41%
                                     ----------------------------------------------------------------
Total premiums                       $  1,413,894     $    250,348     $     20,396      $  1,183,942     1.72%
                                     ================================================================

December 31, 2001
Life insurance in force              $136,480,801     $ 65,109,557     $  1,657,275      $ 73,028,519     2.27%
                                     ================================================================
Premiums:
   Life insurance and annuities           806,910          218,071           18,075           606,914     2.98%
   Accident and health insurance           28,875            1,476           (3,313)           24,086   -13.75%
                                     ----------------------------------------------------------------
Total premiums                       $    835,785     $    219,547     $     14,762      $    631,000     2.34%
                                     ================================================================

Reinsurance recoverable on paid losses was approximately $11.3 million, and $20.4 million, at December 31, 2002 and 2001, respectively. Reinsurance recoverable on unpaid losses was approximately $20.7 million, and $27.4 million at December 31, 2002 and 2001, respectively.

14. Shareholders' Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The stock is held by it's immediate parent, AGC Life.

                    American General Life Insurance Company

14.  Shareholders' Equity (continued)

The Company paid $445 million and $402 million in dividends on common stock to the Parent Company in 2002 and 2001. The Company also paid $680 thousand in dividends on preferred stock to the Parent Company in 2002.

On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in other long term investments in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2002, approximately $6.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $3.2 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

15. Division Operations

15.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Savings

The Retirement Savings Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-

                     American General Life Insurance Company

15. Division Operations (continued)

15.1 Nature of Operations (continued)

sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

15.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring accumulative effect of accounting change.

Division earnings information was as follows:

                                      Revenues                  Income Before Taxes                 Earnings
                              ------------------------------------------------------------------------------------------
                                2002       2001-Restated       2002        2001-Restated        2002       2001-Restated
                              ------------------------------------------------------------------------------------------
                                                                  (In Millions)
Retirement Services           $ 2,133         $ 2,107         $   772         $   562         $   521         $   385
Life Insurance                  2,813           2,164             404             426             406             275
                              ---------------------------------------------------------------------------------------
Total divisions                 4,946           4,271           1,176             988             927             660
Goodwill amortization              --              --              (1)             (1)             (1)             (1)
RG (L)                           (283)           (106)           (283)           (106)           (174)            (69)
Accumulative effect of
accounting change                  --              --              --             (35)             --             (24)
                              ---------------------------------------------------------------------------------------
Total consolidated            $ 4,663         $ 4,165         $   892         $   846         $   752         $   566
                              =======================================================================================

                    American General Life Insurance Company

15. Division Operations (continued)

15.2 Division Results (continued)

Division balance sheet information was as follows:

                                Assets                      Liabilities
                         -------------------------------------------------------
                                             December 31
                         -------------------------------------------------------
                           2002      2001-Restated      2002       2001-Restated
                         -------------------------------------------------------
                                           (In Millions)
Retirement Services      $49,274        $45,688        $45,771        $43,028
Life Insurance            21,435         19,996         18,373         17,383
                         -------------------------------------------------------
Total consolidated       $70,709        $65,684        $64,144        $60,411
                         =======================================================

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

14.  SUBSEQUENT EVENT

Effective December 31, 2002, The Franklin Life Insurance Company, The American Franklin Life Insurance Company, and All American Life Insurance Company merged with American General Life Insurance Company (AGL), an indirect, wholly-owned subsidiary of American International Group. In addition, two other indirect wholly-owned subsidiaries of American International Group merged effective 12/31/02. Specifically, American General Life Insurance Company of New York
(AGNY) was merged into The United States Life Insurance Company in the City of New York (USL). This merger was effected through AGL which paid to its parent, AGC Life Insurance Company, another indirect wholly-owned subsidiary of American International Group, in the form of a dividend its investment in the outstanding shares of AGNY. AGNY was subsequently merged with and into USL, with USL being the surviving corporation.

  * "The Report of Independent Auditors" on page F-1 of the AGL consolidated financial statements has been revised concerning the date and the new footnote No. 14 added above. The new date of The Report of Independent Auditors is February 1, 2002, except footnote 14 as to which the date is December 31, 2002."

                         [LETTERHEAD OF ERNST & YOUNG]

                         Report of Independent Auditors

Board of Directors
All American Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of All American Life Insurance Company (the Company) as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 1 and 13.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2001 and 2000, or its results of operations or its cash flow for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flow for the years then ended, in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department.

As discussed in Note 2 to the financial statements in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Illinois Insurance Department.

                                             /s/ ERNST & YOUNG LLP
                                             --------------------------

May 3, 2002


                   A Member Practice of Ernst & Young Global

                      All American Life Insurance Company

                        Balance Sheets--Statutory-Basis

                                                                                 December 31
                                                                            2001             2000
                                                                    --------------------------------------
                                                                                 (In Thousands)
Admitted assets
Cash and investments:
   Bonds                                                              $1,772,952              $1,770,222
   Preferred stocks                                                        2,567                   5,099
   Common stocks                                                           9,684                     106
   Cash                                                                    3,350                   7,012
   Short-term investments                                                 29,772                  37,352
   Mortgage loans                                                         90,038                  90,392
   Real estate                                                             2,460                   4,771
   Policy loans                                                          141,025                 140,180
   Other invested assets                                                  14,676                  10,195
                                                                    --------------------------------------
Total cash and investments                                             2,066,524               2,065,329
Amounts recoverable from reinsurers                                        6,193                   4,832
Commissions and expense allowances due                                     2,893                   5,278
Accrued investment income                                                 32,196                  35,688
Deferred and uncollected premiums, less loading                           32,956                  34,726
(2001 - $13,054,000; 2000 - $12,841,000)
Accident and health premiums due and unpaid                                 (585)                   (712)
Receivable from affiliates                                                 3,706                   6,158
Federal income tax recoverable (including $28,474,000 net                 36,425                      --
deferred tax asset at December 31, 2001)
Other admitted assets                                                      3,127                   1,724
                                                                    --------------------------------------
Total admitted assets                                                 $2,183,435              $2,153,023
                                                                    ======================================

                                                                                 December 31
                                                                            2001             2000
                                                                    --------------------------------------
                                                                                 (In Thousands)
Liabilities and capital and surplus
Liabilities:
   Policy and contract liabilities:
       Life and annuity reserves                                      $1,844,377              $1,826,869
       Accident and health reserves                                          320                     398
       Premiums received in advance                                          383                     352
       Policy and contract claims-- life                                  17,628                  19,399
       Policy and contract claims-- health                                   (30)                    (30)
       Premium and other deposit liabilities                              36,044                      --
       Policyholder dividends and coupons and other                          372                     376
                                                                    --------------------------------------

Total policy and contractual liabilities                               1,899,094               1,847,364
   Federal income taxes payable                                               --                   4,157
   Payable to affiliates                                                   6,149                   6,085
   Reinsurance in unauthorized companies                                  29,694                  71,645
   General expenses                                                        1,340                   1,023
   Commissions                                                             5,544                   7,799
   Taxes, licenses and fees                                                2,891                   3,722
   Other liabilities                                                      26,135                  64,263
   Interest maintenance reserve                                           27,069                  25,125
   Asset valuation reserve                                                18,112                  24,688
                                                                    --------------------------------------
 Total liabilities                                                     2,016,028               2,055,871

 Capital and surplus:
   Common stock, $1 par value; 10,000,000 shares                           6,043                   6,043
   authorized; 6,043,000 issued and outstanding
   Additional paid-in surplus                                             91,109                  91,109
   Unassigned surplus                                                     70,255                      --
                                                                    --------------------------------------
 Total capital and surplus                                               167,407                  97,152
                                                                    --------------------------------------
Total liabilities and capital and surplus                             $2,183,435              $1,153,023
                                                                    ======================================

See accompanying notes.

                       All American Life Insurance Company

                      Statements of Income--Statutory-Basis

                                                                                         Year ended December 31
                                                                                      2001                    2000
                                                                            ------------------------------------------------
                                                                                             (In Thousands)
Revenues:
     Premiums and annuity considerations:                                             $175,478                 $184,736
     Other considerations received                                                         118                      361
     Net investment income                                                             154,410                  161,361
     Amortization of interest maintenance reserve                                        1,807                    1,937
     Commissions and expense allowances on reinsurance ceded                            27,639                   33,701
     Other income                                                                        2,265                   28,508
                                                                            ------------------------------------------------
Total revenues                                                                         361,726                  410,604

Benefits paid or provided:
     Death and matured endowments                                                       93,634                   91,391
     Annuity benefits                                                                    8,685                   10,572
     Accident and health benefits                                                          667                      601
     Surrender benefits                                                                 76,194                  120,916
     Other benefits                                                                      3,363                    3,071
     Increase (decrease) in life, annuity and accident and health reserves              17,430                  (19,118)

                                                                            ------------------------------------------------
Total benefits paid or provided                                                        199,973                  207,973

Insurance and other expenses:
     Commissions                                                                        34,898                   54,088
     General insurance expenses                                                         27,535                   27,065
     Taxes, licenses and fees                                                            5,425                    6,503
     Restructuring costs                                                                 6,039                       --
     Other benefits and expenses                                                           427                   27,922
                                                                            ------------------------------------------------
Total insurance and other expenses                                                      74,324                  115,578

Net gain from operations before dividends to policyholders, federal
  income taxes and net realized capital loss                                            87,429                   87,053
Dividends to policyholders                                                                 221                      235
                                                                            ------------------------------------------------
Net gain from operations before federal income taxes and net
  realized capital losses                                                               87,208                   86,818
Federal income taxes                                                                    20,502                   31,778
                                                                            ------------------------------------------------
Net gain from operations before net realized capital losses                             66,706                   55,040

Net realized capital gains/losses, net of federal income tax expense
(benefit) of $2,358,000 and $124,000 in 2001 and 2000, respectively, and excluding net gains of $3,751,000 and $672,000 transferred to the interest maintenance reserve for 2001 and 2000,
respectively                                                                           (11,722)                  (1,528)
                                                                            ------------------------------------------------
Net income                                                                            $ 54,984                 $ 53,512
                                                                            ================================================

See accompanying notes.

                       All American Life Insurance Company

          Statements of Changes in Capital and Surplus--Statutory-Basis

                                                                                          Unassigned
                                                           Common          Paid-In         Surplus        Total Capital
                                                            Stock          Surplus        (Deficit)        and Surplus
                                                       -------------------------------------------------------------------
                                                                                 (In Thousands)
Balances at January 1, 2000                                   6,043          $94,434      $(14,051)         $ 86,426
     Net income                                                  --               --        53,512            53,512
     Change in net unrealized gains/losses                       --               --          (892)             (892)
     Increase in nonadmitted assets                              --               --       (10,406)          (10,406)
     Increase in liability for reinsurance in
         unauthorized companies                                  --               --        (9,034)           (9,034)
     Increase in asset valuation reserve                         --               --        (2,106)           (2,106)
     Dividends to stockholder                                    --           (3,325)      (28,675)          (32,000)
     Prior year federal income tax                               --
         adjustment                                                               --          (348)             (348)
     Amortization of assumption
         reinsurance                                             --               --        12,000            12,000
                                                       -------------------------------------------------------------------
Balances at December 31, 2000                                 6,043           91,109            --            97,152
     Net income                                                  --               --        54,984            54,984
     Change in net unrealized gains/losses                       --               --        (7,376)           (7,376)
     Increase in nonadmitted assets                              --               --        11,870            11,870
     Decrease in liability for reinsurance in
         unauthorized companies                                  --               --        41,951            41,951
     Decrease in asset valuation reserve                         --               --         6,576             6,576
     Dividends to stockholder                                    --               --       (54,000)          (54,000)
     Change in net deferred income tax                           --               --        (8,649)           (8,649)
     Cumulative effect of changes in
         accounting policies                                     --               --        24,899            24,899
                                                       -------------------------------------------------------------------
Balances at December 31, 2001                                 6,043          $91,109      $ 70,255          $167,407
                                                       ===================================================================

See accompanying notes.

                       All American Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis

                                                                                Year ended December 31
                                                                              2001                  2000
                                                                      -----------------------------------------
                                                                                    (In Thousands)
Operating activities
Premiums and annuity considerations                                       $   176,732             $  184,840
Considerations for supplementary contracts with life                              118                    361
  contingencies
Commissions and expense allowances on reinsurance ceded                        30,438                 29,536
Net investment income                                                         159,360                162,541
Death benefits                                                                (96,433)               (87,079)
Matured endowments                                                             (1,007)                  (968)
Disability benefits and benefits under accident and health policies                 7                 (1,370)
Surrender benefits and other fund withdrawals paid                            (76,194)              (120,916)
Annuity benefits                                                               (8,685)               (10,572)
Interest on policy or contract funds                                           (1,699)                (1,896)
Payments on supplementary contracts with life contingencies                    (1,427)                (1,431)
Commissions on premiums and annuity considerations                            (30,574)               (49,272)
Commissions and expense allowances on reinsurance assumed                      (6,996)                  (365)
General insurance expenses                                                    (30,303)               (32,912)
Insurance taxes, licenses and fees, excluding federal income taxes             (6,330)                (6,476)
Federal income taxes paid                                                     (27,569)               (18,738)
Other operating expenses paid                                                    (297)               (26,143)
Other operating activities, net                                                 1,981                 28,340
                                                                      -----------------------------------------
Net cash provided by operating activities                                      81,122                 47,480

Investing activities
Purchase of investments                                                    (1,914,200)              (838,253)
Proceeds from investments sold, matured or repaid                           1,894,893                827,104
Net increase in policy loans                                                     (845)                  (682)
Net tax on capital losses                                                      (2,628)                (2,628)
                                                                      -----------------------------------------
Net cash (used in) investing activities                                       (22,780)               (14,459)

Financing and miscellaneous activities

Dividends to stockholder                                                      (54,000)               (32,000)
Contributed capital from Parent                                                    --                 12,000
Other, net                                                                    (15,584)                15,347
                                                                      -----------------------------------------
Net cash used in financing and miscellaneous activities                       (69,584)                (4,653)


Net increase (decrease) in cash and short-term investments                    (11,242)                28,368
Cash and short-term investments at beginning of year                           44,364                 15,996
                                                                      -----------------------------------------
Cash and short-term investments at end of year                            $    33,122             $   44,364
                                                                      =========================================


See accompanying notes.

                       All American Life Insurance Company

                  Notes to Statutory-Basis Financial Statements

                                December 31, 2001

1. Nature of Operations and Significant Accounting Policies

All American Life Insurance Company (All American) is a wholly owned subsidiary of USLIFE Corporation. USL1FE Corporation is a wholly owned subsidiary of American General Corporation (AGC). On August 29, 2001, AGC was acquired by American International Group (MG). All American is licensed and operates as a life insurance company nationwide, except in the state of New York. Direct premiums collected in a single state do not exceed 5% with the exception of California, Florida, Illinois, New York and Texas, which accounted for approximately 48% and 49% of direct premiums in 2001 and 2000, respectively.

All American previously offered a broad portfolio of individual life insurance and annuity policies, as well as group annuity policies. Currently, the Company's offerings are limited primarily to certain whole life and universal life policies. The individual life and annuity product line, which includes universal life, term life, whole life and deferred annuity products, accounts for the majority of All American's pretax income and total revenues. These individual products are sold primarily through independent general agencies who are compensated on a commission basis and usually sell products of other companies in addition to those of All American.

Basis of Presentation

The accompanying statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

         Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

                       All American Life Insurance Company

         Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate, or if foreclosure is probable, on the estimated fair value of the collateral.

         The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

         Investments in real estate are reported net of related obligations rather than on a gross basis. Changes in valuations of real estate are charged directly to unassigned surplus. Under GAAP, such changes are charged against income.

         Valuation Reserves: Under a formula prescribed by the NAIC, All American defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity; that net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR.

         Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gain or losses are sold. The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC-prescribed formula with charges reflected directly in unassigned surplus. AVR is not recognized for GAAP.

         Policy Acquisition Costs: Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to current operations as incurred rather than deferred and amortized over the policy period.

                       All American Life Insurance Company

         Universal Life and Annuity Policies: Revenues for universal life policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value.

         Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

         Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commission allowances received from reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred acquisition costs.

         A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to: (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year; plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill; plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

         Nonadmitted Assets: Certain assets designated as "nonadmitted assets" -- principally past-due agents' balances, furniture and equipment, unsecured loans or cash advances to officers or agents, company's stock as collateral for loans, non-bankable checks, and trade names and other intangible assets, and other assets not specifically identified as admitted assets within the Accounting Practices and Procedures Manual-are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Prior to January 1, 2001, nonadmitted assets included certain assets designated as nonadmitted. Under GAAP, such assets are included in the balance sheet.

         Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

         Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the above-described differences on net income and capital and surplus are disclosed in Note 13.

Other significant accounting policies are as follows:

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Bonds, preferred stocks, common stocks, short-term investments, and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at amortized cost using the scientific method.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, All American accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Preferred stocks (NAIC designations 1 to 3) are valued at cost or amortized cost. All other preferred stocks (NAIC designations 4 to 6) are reported at the lower of cost, amortized cost, or fair value.

Common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains or losses were reported in unassigned surplus without any adjustment to federal income taxes.

Mortgage loans are reported at unpaid principal balances. The maximum and minimum lending rates for mortgage loans during 2001 were 8.21% and 7.21%, respectively. The maximum percentage of any loan to the value of security at the time of the loan was 74%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Real estate is valued at cost, less accumulated depreciation, encumbrances and any allowance for impairment of value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

All American uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As All American only uses derivatives for hedging purposes, All American values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Realized gains or losses on sale of investments are determined on a specific identification basis. Realized capital gains or losses are reflected as credits or charges to income, net of income tax and amounts transferred to the IMR. Unrealized capital gains and losses are reflected as direct credits or charges to unassigned surplus.

Premiums and Annuity Considerations

Life insurance and annuity premiums are recognized as revenue when due. Health insurance premiums are earned pro-rata over the terms of the policies.

Liabilities for Future Policy Benefits

The liability for future policy benefits includes aggregate actuarial reserves prepared in accordance with state statutes and administrative regulations. Future policy benefit reserves are based on statutory mortality and interest requirements without consideration of withdrawals. The effect of changes in valuation methods is charged or credited directly to surplus. There were no changes in valuation methods in 2001 or 2000.

The liability for future policy benefits on life insurance policies has been calculated principally using the Net Level Reserve Method and the Commissioners Reserve Valuation Method (CRVM). Approximately 22% and 23% of the reserves are calculated on a net level reserve basis for 2001 and 2000, respectively, and 75% and 74% on a CRVM basis for 2001 and 2000, respectively. The effect of the use of a modified reserve

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

basis is to offset partially the effect of immediately expensing acquisition costs by providing a policy reserve increase in the first policy year which is less than the reserve increase in renewal years. The various actuarial factors were determined from tables in common use when the policies concerned were issued. The 1941, 1958 and 1980 Commissioner's Standard Ordinary Mortality and American Experience Tables, assuming interest rates varying from 2% to 7.25%, have been principally used in making these reserve computations.

All American waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the premium related to coverage beyond the date of death. Surrender values on some policies are in excess of the legally computed reserves. Additional reserves have been established for these benefits. Extra premiums are charged for substandard lives. The additional reserve for policies issued on substandard lives equals one half of the additional gross annual premium resulting from substandard classification.

As of December 31, 2001, All American has reserves of $47,989,000 to cover $4,211,302,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the state of Illinois.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has been determined from basic policy information and from accounting data on interest credited.

Reserves for annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners' Annuity Reserve Valuation Method. The liability for future policy benefits on accident and health policies consists of active life reserves and the present value of amounts not yet due on claims. The active life reserves include additional reserves for noncancelable or guaranteed renewable policies, pro rata unearned premium reserves and reserves for return of premium provisions. Interest rates varying from 2 1/2% to 3 1/2% were used.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued) Policy and Contract Claims

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred through December 31. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Guaranty Fund Assessments

Guaranty fund assessments are accrued using management's best estimate of All American's proportionate share of assessments that may be made by state insolvency funds based on published insolvencies.

Financial Instruments and Concentrations of Credit Risk

All American's investments in bonds and preferred stocks comprise a diverse portfolio represented by approximately 328 issuers, with no issuer accounting for more than 1.1% of All American's total investment in these securities, based on book/adjusted carrying value, at December 31, 2001.

All American's investments in mortgage loans at December 31, 2001, are characterized by a broad geographical distribution, with approximately 6% of total statement value relating to the New England region of the United States, 3% from the middle-Atlantic states, 24% from the north-central states, 16% from the south-Atlantic states, 29% from the south-central states, 4% from the mountain states, and 18% from the Pacific states. Based on statement value, approximately 32% of All American's mortgage loans at that date are secured by office buildings, 14% by industrial/warehouse properties, 54% by retail properties and the remainder by hotel/motel, medically oriented, or other specialty properties.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued) Reclassifications

Certain 2000 numbers have been reclassified to conform to their 2001 presentation.

2. Accounting Changes

All American prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, All American reported a change of accounting principle, as an adjustment that increased capital and surplus of $24,899,000 as of January 1, 2001. This net amount included an increase in deferred tax assets of $27.0 million offset by a reduction in unassigned surplus of $2.1 million related to fair market value adjustments and other assessments.

                       All American Life Insurance Company

3. Investments

The statement value and fair value of bonds as of December 31, 2001 and 2000, are as follows:

                                                                           Gross            Gross
                                                        Statement        Unrealized       Unrealized         Fair
                                                          Value            Gains            Losses           Value
                                                    -----------------------------------------------------------------
                                                                                (In Thousands)
December 31, 2001
U.S. Treasury securities and obligations
    of U.S. government agencies                     $      20,926        $  1,807         $      --       $    22,733
States political subdivisions and all
    other governments                                      36,297           3,246                --            39,543
Special revenue and assessment                              5,003             594                --             5,597
Industrial and miscellaneous                            1,076,313          44,592           (38,786)        1,082,119
Industrial - miscellaneous affiliated                      49,000              --                --            49,000
Public utility                                            131,414           4,676            (3,130)          132,960
Mortgage-backed securities                                453,999           6,029            (3,159)          456,869
                                                    -----------------------------------------------------------------
Total bonds                                         $   1,772,952        $ 60,944         $ (45,075)      $ 1,788,821
                                                    =================================================================
December 31, 2000

U.S. Treasury securities and obligations
    of U.S. government agencies                     $      20,959        $  1,427         $      --       $    22,386
States political subdivisions and all
    other governments                                      39,175           3,063                --            42,238
Special revenue and assessment                              6,507              17                --             6,524
Industrial and miscellaneous                            1,189,227          21,311           (58,205)        1,152,333
Public utility                                            168,891           3,596            (3,551)          169,026
Mortgage-backed securities                                345,373              --                --           345,373
                                                    -----------------------------------------------------------------
Total bonds                                         $   1,770,222        $ 29,414         $ (61,756)      $ 1,173,080
                                                    =================================================================

                       All American Life Insurance Company

3. Investments (continued)

The statement value and fair value of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Statement             Fair
                                                 Value              Value
                                             -----------------------------------
                                                       (In Thousands)

Due in one year or less                      $      67,302      $      68,182
Due after one year through five years              225,552            231,448
Due after five years through ten years             330,927            335,866
Due after ten years                                695,172            696,456
Mortgage-backed securities                         453,999            456,859
                                             -----------------------------------
                                             $   1,772,952      $   1,788,811
                                             ===================================


Proceeds from the sales and redemption of investments in bonds during 2001 and 2000 were $1,827,651,000 and $783,346,000; gross gains of $15,184,000 and
$6,215,000 and gross losses of $19,343,000 and $7,339,000 were realized on those sales during 2001 and 2000, respectively.

At December 31, 2001, bonds with an admitted asset value of $23,128,000 were on deposit with state insurance departments to satisfy regulatory requirements.

                       All American Life Insurance Company

Unrealized gains and losses on investments in preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The statement value, gross unrealized gains and losses and fair value of those investments are summarized as follows:

                                      Gross           Gross
                       Statement    Unrealized     Unrealized      Fair
                         Value        Gains          Losses        Value
                      ---------------------------------------------------
                                        (In thousands)

At December 31, 2001
Preferred stocks         $ 2,567          $100           $ 52     $ 2,615
Common stocks              9,684            --             --       9,684
                      ---------------------------------------------------
Total                    $12,251          $100           $ 52     $12,299
                      ===================================================

At December 31, 2000
Preferred stocks         $ 5,099          $101           $ 36     $ 5,164
Common stocks                106            --             --         106
                      ---------------------------------------------------
Total                    $ 5,205          $101           $ 36     $ 5,270
                      ===================================================


Net investment income consists of the following:

                                                      Year Ended December 31
                                                     2001                 2000
                                              ----------------------------------
                                                           (In Thousands)

Investment income:
     Bonds                                           $139,233          $142,030
     Bonds - affiliated                                   201                --
     Common stock - affiliated                         (1,390)               --
     Preferred stocks                                     203               933
     Mortgage loans on real estate                      7,139             7,339
     Real estate                                        1,246             1,322
     Policy loans                                       9,654             9,660
     Short-term investments and cash                    6,588             7,911
     Other investment income                            3,393             2,325
                                              ----------------------------------
Total investment income                               166,267           171,520
Investment expenses                                   (11,857)          (10,159)
                                              ----------------------------------
Net investment income                                $154,410          $161,361
                                              ==================================

                       All American Life Insurance Company

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2001         2000
                                                          ---------------------------
                                                                (In Thousands)
Realized capital losses                                    $ (5,613)      $  (980)
Less amount transferred to IMR (net of related taxes of
 $2,020 in 2001 and $362 in 2000)                             3,751           672
                                                          ---------------------------
                                                             (9,364)       (1,652)
Less federal income taxes on realized capital losses          2,358           124
                                                          ---------------------------
Net realized capital losses                                $(11,722)      $(1,528)
                                                          ===========================

4. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide All American with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

All American participates in a reinsurance agreement whereby 80% - 90% of the face amount of the majority of All American's new universal life issues is reinsured. All American's maximum retention for a single insured risk is $1,500,000, although reinsurance generally starts at lesser amounts.

All American's future policy benefits and policy claims are stated after deduction for reinsurance ceded to other companies. Total reserve credits taken with respect to reinsurance contracts were $210,749,000 and $245,136,000 at December 31, 2001 and 2000, respectively. Reinsurance contracts do not relieve All American from its obligations to policyholders, and All American remains liable with respect to reinsurance ceded in the event any reinsurer is unable to meet the obligations, which have been assumed. Premiums assumed and ceded were $(1,763,000) and $80,468,000 respectively, in 2001 and $(913,000) and
$108,089,000, respectively, in 2000.

                       All American Life Insurance Company

The effect of reinsurance on benefits to policyholders and beneficiaries is as follows:

                                                       2001             2000
                                                 -------------------------------
                                                  (In Thousands)

Benefits to policyholders and beneficiaries,
   before reinsurance recoveries                   $   273,519    $   346,211
Reinsurance recoveries                                  90,976         93,355
                                                 -------------------------------
Benefits to policyholders and beneficiaries,
   net of reinsurance recoveries                   $   182,543    $   252,856
                                                 ===============================

All American's reinsurance receivable and recoverable amounts, including reserve credits taken, included in the statutory balance sheets at December 31, 2001, relate to 56 reinsurers. No single unaffiliated reinsurer accounts for more than 26% of the total reinsurance receivable and recoverable amounts at December 31, 2001. All American monitors the financial condition of its reinsurers in order to minimize its exposure to loss from reinsurer insolvencies.

All American reinsured its group life (excluding permanent policies), credit life, group accident and health and credit accident and health business to an affiliate, American General Assurance Company (AGAC), effective October 1, 1998. This transaction resulted in the cession of approximately 99,000 life policies representing $11.7 billion of insurance in force and approximately 34,000 accident and health policies. Assets and liabilities of approximately $57 million were transferred in connection with the transaction. The reinsurance transaction was approved by the appropriate regulatory authorities.

During 2000, the Company entered into a reinsurance agreement with AGC Life Insurance Company, an affiliate. This indemnity reinsurance is a combination of coinsurance and modified coinsurance and covers certain universal life policies issued after 1999 with long-term guarantees. As of December 31, 2001 and 2000, respectively, reserves ceded under this treaty total $22,850,000 and $20,081,282. This agreement was approved by the Department of Insurance for both the state of Illinois and the state of Missouri.

During 2001, All American, through a third-party administrator, participated as a lead reinsurer for a pool of group accident and health risks. These risks were retroceded to other members of the pool.

                       All American Life Insurance Company

5. Annuity Reserves

At December 31, 2001, All American's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                            Amount    Percent
                                                           -------------------
                                                             (In Thousands)

Subject to discretionary withdrawal at book value
   less surrender charge                                    $  3,649        2%
Subject to discretionary withdrawal at book
value with minimal or no charge or adjustment                145,195       80
   Not subject to discretionary withdrawal                    31,745       18
                                                           ------------------
   Total annuity reserves and deposit fund liabilities      $180,589      100%
                                                           ==================

Future policy benefit reserves for All American's life insurance policies represent the majority of the variance between the amounts reflected here and the amount reflected on the 2001 balance sheet.

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2001, were as follows:


                                           Gross      Net of Loading
                                  -----------------------------------
                                              (In Thousands)

  Ordinary new business                 $  1,744          $    421
  Ordinary renewal                        44,549            32,819
  Credit Life                               (541)             (541)
  Group Life                                 258               257
                                  -----------------------------------
  Total                                 $ 46,010          $ 32,956
                                  ===================================

                       All American Life Insurance Company

7. Managing General Agents

All American's group products are sold directly to customers through third-party administrators. The third-party administrators with premiums written in 2001 of more than 5% of surplus were as follows (in thousands):


   Seabury & Smith                                                    $23,029
   Total direct premium of TPAs with less than 5% of surplus           16,162
                                                                  ------------
   Grand total of direct premiums for TPAs                            $39,191
                                                                  ============

Seabury & Smith sells group life and group accident and health products, and is granted authority to collect premiums. The third-party administrator noted above does not hold an exclusive contract with All American.

8. Federal Income Taxes

For the period from January 1, 2001 to August 29, 2001, the Company filed a separate federal income tax return. For the period August 30, 2001 to December 31, 2001, the Company filed a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within 90 days after the filing of the consolidated federal income tax return for the year in which the losses are used.

The components of the net deferred tax asset at December 31, 2001, is as follows (in thousands):

   Gross deferred tax assets                       $127,129
   Gross deferred tax liabilities                   (11,542)
   Deferred tax assets nonadmitted                  (87,113)
                                                  ---------
   Net admitted deferred tax assets                $ 28,474
                                                  =========

                       All American Life Insurance Company

The change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2001, are as follows (in thousands):

   Change in deferred tax assets                                      $  (9,863)
   Change in gross deferred tax liabilities                               1,214
                                                                    -----------
   Change in net deferred tax asset                                      (8,649)
   Tax effect of realized and unrealized gains (losses)                   6,904
                                                                    -----------
   Change in net deferred income related to income from operations    $ (15,553)
                                                                    ===========

All American's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                             Year ended
                                                            December 31
                                                               2001
                                                         -----------------
                                                           (In Thousands)

   Expected federal income tax expense                      $     30,522
   IMR amortization                                                 (632)
   Change in liability for unauthorized reinsurers                14,683
   Change in nonadmitted assets                                   (8,206)
   Other                                                            (311)

                                                           -------------
   Total incurred income tax                                $     36,056
                                                           =============

   Federal income taxes incurred                            $     20,503
   Change in net deferred income taxes                            15,553
                                                           -------------
   Total statutory income taxes                             $     36,056
                                                           =============

Under the provisions of prior tax law applicable to life insurance companies, one half of the excess of the gain from operations of a life insurance company over its taxable investment income was not taxed but was set aside in a special "policyholders" surplus account." Under provisions of the Tax Reform Act of 1984, this account was "frozen" as of December 1983 and is subject to tax under conditions set forth pursuant to prior tax law. The policyholders' surplus account may be taxable if All American does not qualify

                       All American Life Insurance Company
as a life insurance company for tax purposes or under certain other specified conditions. Management does not believe that any of this account will be taxed in the foreseeable future. However, should the balance at December 31, 2001, become taxable, the tax computed at present rates would be approximately $26,300,000.

9.  Employee Benefit Plans

Substantially all employees of All American are covered under a qualified defined-benefit pension plan sponsored by AGC. Benefits are generally based on years of service, the employee's compensation during the last three years of employment and an average of social security wages. AGC's funding policy is to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. All American was not required to make a contribution to the pension plan in 2001 or 2000.

In addition to pension benefits, certain health care and life insurance benefits are provided to retired employees under a defined benefit plan sponsored by AGC. Employees may become eligible for these benefits if they have accumulated 10 years of service and reach normal or early retirement age while working for All American. The plan provides benefits supplemental to Medicare after retirees are eligible for Medicare benefits. The postretirement benefit plan contains cost-sharing features such as deductibles and coinsurance, and contributions of certain retirees are subject to annual adjustments. These benefits are funded on an incurred basis. All American's allocated contribution to the plan was $234,000 and $270,000 in 2001 and 2000, respectively.

10. Related-Party Transactions

AGC and certain affiliated companies provide services to All American, principally data processing, investment management, professional and administrative services. During 2001 and 2000, All American paid $26,124,000 and $28,116,000, respectively, for these services. In addition, All American provides services to certain affiliated companies. During 2000, All American was reimbursed $51,000 for these services.

Intercompany receivables and payables are settled periodically throughout the year.

                       All American Life Insurance Company

All American periodically borrows funds from AGC under an intercompany short-term borrowing agreement entered into during 1997. These borrowings are on demand and are unsecured. Interest is charged on the average borrowing based on the commercial paper rate. At December 31, 2001, no amounts were outstanding under the borrowing agreement.

11. Contingent Liabilities and Commitments

All American is a party to various other lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, All American believes that the total amounts that will ultimately be paid, if any, arising from those lawsuits and proceedings will not have a material adverse effect on the financial position or results of operations of All American.

12. Capital and Surplus

All American is subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by All American is to be determined based on the various risk factors related to it. At December 31, 2001, All American meets the RBC requirements.

Retained earnings available for distribution as dividends to the stockholder are limited to the statutory unassigned surplus of All American as determined in accordance with accounting practices prescribed by insurance regulatory authorities. During 2001, All American paid a dividend of $54,000,000 to its stockholder. The 2000 dividend was $32,000,000. Consistent with Illinois regulations, dividends are paid out of additional paid-in surplus if unassigned surplus is equal or less than zero. Appropriate approval was obtained from the Commissioner of Insurance of the state of Illinois. Dividends to All American's stockholders are subject to the approval of the Commissioner of the state of Illinois if such dividend exceeds the greater of net gain from operations for the preceding calendar year before realized capital gains and losses for that calendar year or 10% of policyholders' surplus as of December 31 of the preceding year. The maximum amount of dividends that can be paid in 2002 without such approval is $66,705,000.

                       All American Life Insurance Company

13. Financial Statement Impact of Variances in Accounting Principles (Unaudited)

A reconciliation of net income and capital surplus amounts reported in the accompanying statutory financial statements to net income and capital prepared in accordance with GAAP follows:

                                                                     December 31
                                                               2001              2000
                                                          -------------------------------
                                                                  (In Thousands)
Statutory net income, as reported herein                  $       54,984     $     53,512
Adjustments:
   Deferred policy acquisition costs                             (21,116)         (17,489)
   Investments                                                     1,489              332
   Future policy benefits                                         11,755            9,171
   Deferred income taxes                                             999            7,457
   Interest maintenance reserve                                    1,944           (1,265)
   Other, net                                                     (2,150)            ,288)
                                                          -------------------------------
GAAP net income                                           $       47,905     $      8,430
                                                          ===============================

Statutory capital and surplus, as reported herein         $      167,407     $     97,152
Adjustments:
   Deferred policy acquisition costs                             171,349          207,690
   Future policy benefits                                         49,962           38,520
   Deferred income taxes                                          (2,530)          25,619
   Asset valuation reserve                                        18,112           24,688
   Investments                                                    15,826          (34,679)
   Interest maintenance reserve                                   27,069           25,125
   Nonadmitted assets                                             23,984           23,704
   Liability for unauthorized reinsurance                         29,694           71,645
   Other, net                                                      4,815           (8,045)
                                                          -------------------------------
GAAP stockholders' equity                                 $      505,688     $    471,419
                                                          ===============================

14. Disclosures About Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of indicated classes of financial instruments:

                       All American Life Insurance Company

Cash and Short-Term Investments

The carrying amounts of these assets approximate their fair values.

Bonds, Common and Preferred Stocks

Fair values are based on quoted market prices or dealer quotes.

Mortgage Loans

The fair value of mortgage loans, other than those which are more than 60 days delinquent or in foreclosure, is estimated by discounting the expected future cash flows. The rates used for this purpose are the estimated current rates that would be applied to the loans in a purchase or sale transaction, on an aggregate or bulk basis grouped by maturity range, considering the creditworthiness of the borrowers and the general characteristics of the collateral. For purposes of this calculation, the fair value of loans with stated interest rates greater than the estimated applicable market rate was adjusted to reflect the impact of prepayment options or other contractual terms upon market value. For mortgage loans which are classified as delinquent or are in foreclosure, fair value is based on estimated net realizable value of the underlying collateral.

Policy Loans

The carrying amounts reported in the balance sheets for these loans are considered to be reasonable estimates of their fair value.

Policyholder Account Balances Relating to Investment Contracts

The fair value of All American's liabilities under investment contracts - primarily deferred annuities - is estimated using discounted cash flow calculations based on interest rates being offered by All American for similar contracts at the balance sheet dates.

                       All American Life Insurance Company

The estimated fair values of All American's financial instruments are as follows:

                                                         2001                      2000
                                             -----------------------------------------------------
                                                Carrying      Fair        Carrying      Fair
                                                 Amount      Value         Amount       Value
                                             -----------------------------------------------------
                                                                  (In Thousands)
Financial assets:
    Cash on hand and on deposit              $    3,350    $    3,350     $     7,012   $    7,012
    Short-term investments                       29,772        29,772          37,352       37,352
    Bonds                                     1,723,952     1,739,821       1,770,222    1,738,080
    Bonds - affiliated                           49,000        49,000               -            -
    Preferred stocks                              2,567         2,615           5,099        5,164
    Common stock                                     40            40             106          106
    Common stock - affiliated                     9,644         9,644               -            -
    Mortgage loans                               90,038        93,072          90,392       90,762
    Policy loans                                141,025       141,025         140,180      140,180

Financial liabilities:
    Policyholder account balances
         related to investment contracts        113,275       103,121         144,600      140,284

                       ALL AMERICAN LIFE INSURANCE COMPANY

15.  SUBSEQUENT EVENT

Effective December 31, 2002, The Franklin Life Insurance Company, The American Franklin Life Insurance Company, and All American Life Insurance Company merged with American General Life Insurance Company (AGL), an indirect, wholly-owned subsidiary of American International Group. In addition, two other indirect wholly-owned subsidiaries of American International Group merged effective 12/31/02.

  * "The Report of Independent Auditors" of the All American Life Insurance Company statutory-basis financial statements has been revised concerning the date and the new footnote No. 15 added above. The new date of The Report of Independent Auditors is May 3, 2002, except footnote 15 as to which the date is December 20, 2002."

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                         INDEX TO FINANCIAL STATEMENTS
                         -----------------------------


                                                                          PAGE
                                                                          ----

Report of Independent Auditors                                             F-1


Statement of Income                                                        F-2


Balance Sheet                                                              F-3


Statement of Shareholder's Equity                                          F-4


Statement of Comprehensive Income                                          F-4


Statement of Cash Flows                                                    F-5


Notes to Financial Statements                                       F-6 - F-15

                         REPORT OF INDEPENDENT AUDITORS

                      ___________________________________


Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                                /s/ ERNST & YOUNG, LLP
                                                -------------------------
Chicago, Illinois
February 5, 2002, except footnote 12
as to which the date is
December 20, 2002

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                 (In thousands)


                                                                        For the years ended December 31
                                                                      2001           2000            1999
                                                                 -------------------------------------------
Revenues
 Premiums and other considerations                               $  18,345        $   20,443       $  10,087
 Net investment income                                               3,146             2,533           2,541
 Realized investment gains (losses)                                     (2)               (2)             21
 Other revenues                                                     35,249            38,414          32,418
                                                                 -------------------------------------------
    Total revenues                                                  56,738            61,388          45,067

Benefits and expenses
 Insurance and annuity benefits                                     22,468            25,725           9,040
 Operating costs and expenses                                       15,463            19,979          21,524
 Commissions and allowances                                         19,020            30,492          28,533
 Change in deferred policy acquisition costs and
  cost of insurance purchased                                       (5,383)          (16,371)        (16,871)
                                                                 -------------------------------------------
   Total benefits and expenses                                      51,568            59,825          42,226
                                                                 -------------------------------------------

Income before income taxes                                           5,170             1,563           2,841

Income tax expense (benefit)
 Current                                                               (83)           (1,090)         (1,449)
 Deferred                                                            1,747             1,177           1,358
                                                                 -------------------------------------------
   Total income tax expense (benefit)                                1,664                87             (91)
                                                                 -------------------------------------------

Net income                                                       $   3,506        $    1,476       $   2,932
                                                                 ===========================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)


                                                                                                   At December 31
                             ASSETS                                                            2001               2000
                                                                                        ---------------------------------
Investments
  Fixed maturity securities (amortized cost: $17,196; $14,730)                          $     17,822         $   15,120
  Policy loans                                                                                28,755             25,480
  Short-term investments                                                                      11,118              3,430
                                                                                        ---------------------------------
      Total investments                                                                       57,695             44,030

Cash                                                                                           2,230              1,732
Accrued investment income                                                                        314                305
Accounts receivable from affiliates                                                            1,113                  -
Amounts recoverable from reinsurers                                                           13,946             18,242
Deferred policy acquisition costs                                                             93,715             87,598
Cost of insurance purchased                                                                    6,463              7,367
Insurance premiums due                                                                           191                700
Other assets                                                                                   1,545              1,320
Assets held in separate accounts                                                             570,855            656,298
                                                                                        ---------------------------------
      Total assets                                                                      $    748,067         $  817,592
                                                                                        =================================

                               LIABILITIES
Insurance and annuity liabilities
  Policy reserves, contract claims and other policyholders' funds                       $     16,968         $   19,467
  Universal life contracts                                                                    49,020             47,005
  Annuity contracts                                                                           10,108              7,074
  Unearned revenue                                                                            12,311             11,646

Income tax liabilities
  Current                                                                                        299                451
  Deferred                                                                                      (341)            (2,109)
Accrued expenses and other liabilities                                                         4,803              2,263
Liabilities related to separate accounts                                                     570,855            656,298
                                                                                        ---------------------------------
      Total liabilities                                                                      664,023            742,095

                     SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000 shares authorized,
  issued and outstanding)                                                                      2,500              2,500
Paid-in capital                                                                               75,937             70,937
Accumulated other comprehensive income                                                           134                 93
Retained earnings                                                                              5,473              1,967
                                                                                        ---------------------------------
      Total shareholder's equity                                                              84,044             75,497
                                                                                        ---------------------------------
      Total liabilities and shareholder's equity                                        $    748,067         $  817,592
                                                                                        =================================

                      See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)

                                                                For the years ended December 31
                                                                 2001        2000        1999
                                                             -----------------------------------
Common stock, balance at beginning and end of year             $   2,500   $   2,500   $   2,500
                                                             -----------------------------------
Paid-in capital
 Balance at beginning of year                                     70,937      63,437      51,437
 Capital contribution                                              5,000       7,500      12,000
                                                             -----------------------------------
 Balance at end of year                                           75,937      70,937      63,437
                                                             -----------------------------------
Retained earnings (deficit)
 Balance at beginning of year                                      1,967         491      (2,441)
 Net income                                                        3,506       1,476       2,932
                                                             -----------------------------------
 Balance at end of year                                            5,473       1,967         491
                                                             -----------------------------------
Accumulated other comprehensive income
 Balance at beginning of year                                         93          92         430
 Change during the year                                               62           2        (520)
 Amounts applicable to deferred federal income taxes                 (21)         (1)        182
                                                             -----------------------------------
 Balance at end of year                                              134          93          92
                                                             -----------------------------------
Total shareholder's equity at end of year                      $  84,044   $  75,497   $  66,520
                                                             ===================================

                       STATEMENT OF COMPREHENSIVE INCOME
                                 (In thousands)

                                                                For the years ended December 31
                                                                  2001        2000       1999
                                                             -----------------------------------
Net income                                                     $    3,506   $   1,476   $  2,932
Other comprehensive income (loss)
 Gross change in unrealized gains (losses) on
  securities (pretax: $60, $-, $(499))                                 40           -       (324)
 Less: gains (losses) realized in net income
  (pretax: $(2), $(2), $21)                                            (1)         (1)        14
                                                             -----------------------------------
    Change in net unrealized gains (losses) on
    securities (pretax: $62, $2, $(520))                               41           1       (338)
                                                             -----------------------------------
      Comprehensive income                                     $    3,547   $   1,477   $  2,594
                                                             ===================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                                  For the years ended December 31
                                                                2001          2000            1999
                                                          -------------------------------------------
Operating activities
  Net income                                               $    3,506     $    1,476       $    2,932
 Reconciling adjustments to net cash used for operating
  activities
    Charges on universal life contracts, net of
     interest credited                                        (34,051)       (32,052)         (28,863)
    Change in other assets and liabilities                      7,536        (17,880)          (7,621)
    Deferred policy acquisition costs and cost of
     insurance purchased                                       (5,383)       (16,371)         (16,871)
    Policy reserves, claims and other policyholders'
     funds                                                     (1,851)        10,853           (2,994)
    Realized investment (gains) losses                              2              2              (21)
                                                        ---------------------------------------------
      Net cash used for operating activities                  (30,241)       (53,972)         (53,438)
                                                        ---------------------------------------------
Investing activities
    Investment purchases
      Available-for-sale                                       (5,071)          (845)         (30,018)
      Other                                                    (3,585)        (8,443)          (4,721)
    Investment calls, maturities and sales
      Available-for-sale                                        2,656          1,916           45,751
      Other                                                       310              -               55
    Net (increase) decrease in short term investments          (7,688)         3,303           (6,733)
                                                        ---------------------------------------------
        Net cash provided by (used for) investing
         activities                                           (13,378)        (4,069)           4,334
                                                        ---------------------------------------------
Financing activities
    Policyholder account deposits                              99,475        136,034          167,565
    Policyholder account withdrawals                          (60,358)       (97,313)        (131,120)
    Capital contribution                                        5,000          7,500           12,000
                                                        ---------------------------------------------
     Net cash provided by financing activities                 44,117         46,221           48,445
                                                        ---------------------------------------------
Net increase (decrease) in cash                                   498        (11,820)            (659)
Cash at beginning of year                                       1,732         13,552           14,211
                                                        ---------------------------------------------
Cash at end of year                                        $    2,230     $    1,732       $   13,552
                                                        =============================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


1.   Significant Accounting Policies


1.1  Nature of Operations
     --------------------

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, in all states except Maine, New Hampshire, New York and Vermont.

1.2  Preparation of Financial Statements
     -----------------------------------

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC).

     On August 29, 2001, American General Corporation (AGC), AMFLIC's ultimate parent company, was acquired by American International Group, Inc. (AIG), a Delaware corporation. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of AGC based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of AGC common stock. The merger was accounted for as a pooling and had no impact on the records of AMFLIC.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.

1.3  Investments
     -----------

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans.  Policy loans are reported at unpaid principal balance.

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.


1.4  Separate Accounts
     -----------------

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.5  Deferred Policy Acquisition Costs (DPAC)
     ----------------------------------------

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

     DPAC also is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)
     ---------------------------------

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities
     ---------------------------------

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium. Interest assumptions used to compute reserves ranged from 4.5% to 5.5% at December 31, 2001.

1.8  Premium Recognition
     -------------------

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9  Reinsurance
     -----------

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. If a reinsurer is not able to meet its obligations, AMFLIC remains liable.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes
     ------------

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

2.   Investments

2.1  Fixed Maturity Securities
     ---------------------------

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                 December 31, 2001
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses      Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,566    $    293    $      -    $   6,859
Corporate bonds
  Investment grade                                      5,809         251          63        5,997
  Below investment grade                                1,077          22          36        1,063
Public utilities                                        1,549          81           -        1,630
Mortgage-backed                                         1,941          74           -        2,015
States/political subdivisions                             254           4           -          258
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  17,196    $    725    $     99    $  17,822
                                                  ================================================

                                                                December 31, 2000
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses       Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,584    $    120    $      -    $   6,704
Corporate bonds
  Investment grade                                      4,392         177          36        4,533
  Below investment grade                                1,068           6          18        1,056
Public utilities                                        1,528          82           -        1,610
Mortgage-backed                                           957          54           -        1,011
States/political subdivisions                             201           5           -          206
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  14,730    $    444    $     54    $  15,120
                                                  ================================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1  Fixed Maturity Securities (continued)
     -------------------------------------

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                           Amortized       Fair
     In thousands                                             Cost        Value
     --------------------------------------------------------------------------
     Fixed maturity securities, excluding mortgage-backed
       securities, due
         In one year or less                               $   1,994   $  2,036
         In years two through five                             9,131      9,530
         In years six through ten                              2,906      3,019
         After ten years                                       1,224      1,222
     Mortgage-backed securities                                1,941      2,015
                                                           --------------------
       Total fixed maturity securities                     $  17,196   $ 17,822
                                                           ====================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income at December 31 were as follows:

         In thousands                              2001        2000
         ----------------------------------------------------------
         Gross unrealized gains                $    725   $     444
         Gross unrealized losses                    (99)        (54)
         DPAC  fair value adjustment               (389)       (223)
         CIP fair value adjustment                  (30)        (23)
         Deferred federal income taxes              (73)        (51)
                                               --------------------
         Net unrealized gains on securities    $    134   $      93
                                               ====================

2.2  Investment Income
     -----------------

     Investment income was as follows:

     In thousands                          2001          2000        1999
     --------------------------------------------------------------------
     Fixed maturity securities          $ 1,211       $ 1,142     $ 1,461
     Policy loans                         1,614         1,115         698
     Other investments                      386           339         547
                                        ---------------------------------
     Gross investment income              3,211         2,596       2,706
     Investment expense                      65            63         165
                                        ---------------------------------
     Net investment income              $ 3,146       $ 2,533     $ 2,541
                                        =================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains (Losses)
     ----------------------------------

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:

     In thousands                                  2001        2000       1999
     -------------------------------------------------------------------------
     Fixed maturity securities                  $     -    $      -    $    56
     Other                                           (2)         (2)       (35)
                                                ------------------------------
     Realized investment gains (losses)         $    (2)   $     (2)   $    21
                                                ==============================

     Voluntary sales of investments resulted in the follow realized gains (losses):

                                                                    Realized
                                                                 --------------
     In thousands               Category             Proceeds    Gains   Losses
     --------------------------------------------------------------------------
            2001           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            2000           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            1999           Available-for-sale        $  1,758    $  56   $    -
     ==========================================================================

2.4  Investments on Deposit
     ----------------------

     At December 31, 2001 and 2000, fixed maturity securities with a carrying value of $6,778,000 and $6,575,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions
     -----------------------

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000, and $400,000 respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

     In thousands                                    2001      2000      1999
     --------------------------------------------------------------------------
     Beginning at January 1                        $ 87,598  $ 70,989  $ 52,352
     Deferrals                                       13,445    24,127    24,543
     Amortization                                    (7,165)   (6,737)   (6,524)
     Effect of net unrealized (gains)
       losses on securities                            (166)     (779)      646
     Effect of realized investment gains (losses)         3        (2)      (28)
                                                   ----------------------------
     Balance at December 31                        $ 93,715  $ 87,598  $ 70,989
                                                   ============================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

     In thousands                            2001       2000       1999
     --------------------------------------------------------------------
     Balance at January 1                 $  7,367   $   7,884   $  8,941
     Accretion of interest                     619         702        767
     Amortization                           (1,516)     (1,721)    (1,915)
     Effect of net unrealized (gains)
         losses on securities                   (7)        502         96
     Effect of realized investment gains         -           -         (5)
                                          -------------------------------
     Balance at December 31               $  6,463   $   7,367   $  7,884
                                          ===============================

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                          Amount
                         Year                         (in thousands)
               ---------------------------------------------------------------

                         2002                              $ 799
                         2003                                698
                         2004                                582
                         2005                                482
                         2006                                441

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, AMFLIC will file a life/life consolidated federal income tax return with its direct parent, FLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     For the period August 30, 2001 to December 31, 2001, AMFLIC will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. AMFLIC has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge AMFLIC a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse AMFLIC for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.1  Tax Expense
     -----------

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                         2001          2000         1999
                                     --------------------------------------
         Federal income tax rate         35.0 %        35.0 %        35.0 %
         Invested asset items            (4.0)        (29.1)        (37.7)
         Other                            1.2          (0.3)         (0.5)
                                     --------------------------------------
           Effective tax rate            32.2 %         5.6 %        (3.2)%
                                     ======================================


5.2  Deferred Taxes
     --------------

     Components of deferred tax liabilities and assets at December 31 were as follows:

     In thousands                                      2001       2000
     -------------------------------------------------------------------
     Deferred tax liabilities, applicable to:
       Basis differential of investments           $     223   $     114
       DPAC and CIP                                   22,095      21,491
       Other                                             960         827
                                                   ---------------------
         Total deferred tax liabilities               23,278      22,432
     Deferred tax assets, applicable to:
       Policy reserves                               (22,576)    (23,069)
       Other                                          (1,043)     (1,472)
                                                   ---------------------
         Total deferred tax assets                   (23,619)    (24,541)
                                                   ---------------------
     Net deferred tax assets                       $    (341)  $  (2,109)
                                                   =====================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.3  Taxes Paid
     ------------

     Income taxes paid (recovered) were as follows:

      In thousands               2001     2000         1999
      ------------------------------------------------------
      Federal                 $    -    $ (4,175)     $(447)
      State                       57          38         143

6.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                              2001                    2000
                                                      ----------------------------------------------
                                                      Carrying      Fair        Carrying    Fair
     In thousands                                      Amount       Value        Amount     Value
     -----------------------------------------------------------------------------------------------
     Assets
         Fixed maturity securities                     $ 17,822    $ 17,822    $ 15,120     $ 15,120
         Policy Loans                                    28,755      28,755      25,480       25,480
         Short-term investments                          11,118      11,118       3,430        3,430
         Assets held in separate accounts               570,855     570,855     656,298      656,298
     Liabilities
         Insurance investment contracts                  10,686      10,232       7,636        7,310
         Liabilities related to separate accounts       570,855     570,855     656,298      656,298

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   Fair Value of Financial Instruments (continued)

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 2001 and 2000 was 5.95% and 6.07%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

7.   Reinsurance

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $    847       $  5,288       $  1,416
     Other income                     1,016            918          1,337
     Benefits                         1,536          6,134          1,756
     Commission expense                  (5)            67            215

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 11,348       $ 10,118       $ 12,027
     Expense allowances from
        reinsurer                     5,699          9,791          8,531
     Other                              602            416          1,744

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 13,519       $ 12,081       $ 10,687
     Change in policy reserves       12,721         11,760         10,382

8.   Statutory Accounting

     AMFLIC prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. No significant permitted practices are used to prepare AMFLIC's statutory Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting (continued)

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statements as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of adoption, AMFLIC reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $200,000 as of January 1, 2001. This net amount included an increase in net deferred tax assets of $12,500,000 offset by a related increase in nonadmitted assets of $12,300,000. The effect of other codification related changes was immaterial.

     At December 31, 2001 and 2000, AMFLIC had statutory stockholder's equity of $49,193,000 and $43,093,000, respectively. AMFLIC's statutory net loss was $1,331,000, $5,964,000 and $2,947,000 for the years ended December 31,
     2001, 2000 and 1999, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2001 no dividends may be paid out and loans and advances in excess of $12,298,000 may not be transferred without the approval of the Illinois Insurance Department.

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Interest added to universal
       life contracts and other
       deposit funds               $   2,910      $  2,478       $  2,214
                                   =======================================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. Effective January 1, 1999, AMFLIC entered into a shared services agreement with an affiliate. As part of this agreement, administration and general expenses are allocated to AMFLIC based on actual work performed. Allocated expenses for the years ended December 31, 2001, 2000 and 1999, were $13,390,000,
     $17,258,000 and $20,084,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 2001 or 2000.

11.  Litigation

     AMFLIC is a party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who exclude themselves from market conduct settlements. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AMFLIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  SUBSEQUENT EVENT

     Effective December 31, 2002 AMFLIC and its parent FLIC will merge with American General Life Insurance Company, another indirect, wholly-owned subsidiary of AGC.

                       THE FRANKLIN LIFE INSURANCE COMPANY

                        CONSOLIDATED FINANCIAL STATEMENTS



                               FOR THE YEARS ENDED
                        DECEMBER 31, 2001, 2000 and 1999

                       THE FRANKLIN LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
                   -------------------------------------------

                                                            PAGE
                                                            ----
Report of Independent Auditors                                 1

Consolidated Statement of Income                               2

Consolidated Balance Sheet                                     3

Consolidated Statement of Shareholder's Equity                 4

Consolidated Statement of Comprehensive Income                 4

Consolidated Statement of Cash Flows                           5

Notes to Consolidated Financial Statements                6 - 18

                         REPORT OF INDEPENDENT AUDITORS

                              _____________________

Board of Directors
    and Shareholder
The Franklin Life Insurance Company

We have audited the accompanying consolidated balance sheet of The Franklin Life Insurance Company (an indirect wholly-owned subsidiary of American International Group) (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Franklin Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1.3 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives.

                                 /s/ ERNST & YOUNG LLP
                                 ---------------------
Chicago, Illinois
February 5, 2002, except footnote 14
as to which the date is
December 20, 2002

                       THE FRANKLIN LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENT OF INCOME
                                  (In millions)

                                                           FOR THE YEARS ENDED DECEMBER 31
                                                           2001         2000        1999
                                                      ------------------------------------
Revenues
   Premiums and other considerations                  $   263.4   $    289.0     $   304.2
   Insurance charges                                       56.6         55.3          51.7
   Net investment income                                  447.2        474.6         496.4
   Realized investment gains (losses)                     (35.8)        (9.9)          3.0
   Broker/dealer sales income                              62.0         80.6          64.1
   Other revenues                                           6.1          8.1           9.3
                                                      ------------------------------------
        Total revenues                                    799.5        897.7         928.7

 Benefits and expenses
   Insurance and annuity benefits
        Death claims and other policy benefits            241.2        271.7         252.3
        Investment-type contracts                         123.3        139.0         149.7
        Dividends to policyholders                         71.2         80.0          82.9
        Change in policy reserves                           8.2         (1.6)        (12.3)
   Operating costs and expenses                            63.1         73.2          82.7
   Commissions - broker/dealer                             57.4         74.4          59.4
   Commissions - other                                     45.0         59.9          62.0
   Change in deferred policy acquisition costs             (5.7)       (21.0)        (23.0)
   Change in cost of insurance purchased                    9.7         15.2          47.3
   Restructure charges                                     26.1            -             -
   Litigation settlement                                      -            -          (2.0)
                                                      ------------------------------------
        Total benefits and expenses                       639.5        690.8         699.0
                                                      ------------------------------------

Income before income tax expense and cumulative
   effect of change in accounting principle               160.0        206.9         229.7
Income tax expense
   Current expense                                         55.7         45.3          39.2
   Deferred expense (benefit)                              (5.0)        26.1          39.6
                                                      ------------------------------------
        Total income tax expense                           50.7         71.4          78.8
                                                      ------------------------------------
Income before cumulative effect of change in
   accounting principle                                   109.3        135.5         150.9
Cumulative effect of change in
   accounting principle, net of tax                        (0.3)           -             -
                                                      ------------------------------------
Net income                                            $   109.0   $    135.5     $   150.9
                                                      ====================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                        (In millions, except share data)

                                                                                  AT DECEMBER 31
                                ASSETS                                           2001        2000
                                                                            -----------------------
Investments
   Fixed maturity securities (amortized cost: $4,374.7, $4,660.5)           $  4,544.0    $ 4,780.0
   Mortgage loans on real estate                                                 434.1        471.3
   Equity securities (cost: $0.7, $0.6)                                            0.1          0.6
   Policy loans                                                                  348.4        351.7
   Other long-term investments                                                    99.9         85.9
   Short-term investments                                                        123.7         59.2
                                                                            -----------------------
     Total investments                                                         5,550.2      5,748.7
Cash                                                                               7.5         14.0
Accrued investment income                                                         75.5         83.8
Intercompany notes receivable                                                    276.0        116.0
Intercompany receivable                                                            8.9          2.3
Preferred stock of affiliates, at cost                                             8.5          8.5
Receivable from brokers for securities sales                                      99.8          5.4
Receivable from agents, less allowance ($6.5; $5.4)                                9.5         11.2
Amounts recoverable from reinsurers                                               22.9         27.1
Deferred policy acquisition costs                                                182.2        186.8
Cost of insurance purchased                                                      302.0        345.7
Property & equipment, at cost less accumulated depreciation ($26.2, $20.8)        33.8         36.8
Other assets                                                                      23.3         23.8
Assets held in separate accounts                                                 581.2        669.3
                                                                            -----------------------
     Total assets                                                           $  7,181.3      7,279.4
                                                                            =======================
                                   LIABILITIES
Insurance and annuity liabilities
    Life, annuity and accident and health reserves                          $  2,866.5    $ 2,868.6
    Investment-type contract deposits and dividend accumulations               2,255.4      2,355.4
    Participating policyholders' interests                                       163.9        179.0
    Policy and contract claims                                                    20.7         28.6
    Other                                                                         49.1         51.0
Income tax liabilities (recoverable)
    Current                                                                      (27.6)        (8.8)
    Deferred                                                                     (18.9)       (17.3)
Intercompany payables                                                              1.2          0.6
Payable to broker for securities purchases                                        90.1          1.8
Accrued expenses and other liabilities                                            86.1         71.7
Liabilities related to separate accounts                                         581.2        669.3
                                                                            -----------------------
      Total liabilities                                                        6,067.7      6,199.9
                              SHAREHOLDER'S EQUITY
Common stock ($2  par value; 30,000,000 shares authorized,
    21,002,000 shares issued and outstanding)                                     42.0         42.0
Paid-in capital                                                                  922.7        922.7
Retained earnings                                                                113.4         86.4
Accumulated other comprehensive income                                            35.5         28.4
                                                                            -----------------------
      Total shareholder's equity                                               1,113.6      1,079.5
                                                                            -----------------------
      Total liabilities and shareholder's equity                            $  7,181.3    $ 7,279.4
                                                                            =======================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                                  (In millions)

                                                                             FOR THE YEARS ENDED DECEMBER 31
                                                                        2001               2000               1999
                                                                 --------------------------------------------------------
Common stock, balance at beginning and end of year               $         42.0      $         42.0      $         42.0
                                                                 --------------------------------------------------------
Paid-in capital
    Balance at beginning of year                                          922.7               923.3               923.1
    Tax refund from American Brands                                         -                   -                   1.4
    Expenses paid by Franklin on behalf of AGC                              -                  (0.6)               (1.2)
                                                                 --------------------------------------------------------
    Balance at end of year                                                922.7               922.7               923.3
                                                                 --------------------------------------------------------

Retained earnings
    Balance at beginning of year                                           86.4                75.9                38.0
    Net income                                                            109.0               135.5               150.9
    Dividends paid to parent                                              (82.0)             (125.0)             (113.0)
                                                                 --------------------------------------------------------
    Balance at end of year                                                113.4                86.4                75.9
                                                                 --------------------------------------------------------

Accumulated other comprehensive income
       Balance at beginning of year                                        28.4                31.5               157.9
       Change in net unrealized gains (losses) on securities                7.1                (3.1)             (126.4)
                                                                 --------------------------------------------------------
       Balance at end of year                                              35.5                28.4                31.5
                                                                 --------------------------------------------------------
Total shareholder's equity at end of year                        $      1,113.6      $      1,079.5      $      1,072.7
                                                                 ========================================================


                 CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
                                  (In millions)

                                                                             FOR THE YEARS ENDED DECEMBER 31
                                                                        2001                2000               1999
                                                                 --------------------------------------------------------
Net income                                                       $        109.0      $        135.5      $        150.9
Other comprehensive income (loss)
  Gross change in unrealized gains (losses) on securities
     (pretax: $(17.6), $(14.3), $(190.5))                                 (11.4)               (9.3)             (123.7)
  Less: gains (losses) realized in net income
     (pretax: $(28.5), $(9.5), $4.1)                                      (18.5)               (6.2)                2.7
                                                                 --------------------------------------------------------
     Change in net unrealized gains (losses) on
       securities (pretax: $10.9, $(4.8), $(194.6))                         7.1                (3.1)             (126.4)
                                                                 --------------------------------------------------------
Comprehensive income                                             $        116.1      $        132.4      $         24.5
                                                                 ========================================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                  (In millions)

                                                                                  FOR THE YEARS ENDED DECEMBER 31
                                                                              2001              2000              1999
                                                                       -------------------------------------------------------
Operating activities
   Net income                                                          $       109.0     $       135.5      $       150.9
   Reconciling adjustments
     Insurance and annuity liabilities                                         (12.9)             (6.9)             (34.5)
     Investment losses (gains)                                                  35.6              10.0               (2.6)
     Investment write-downs and change in reserves                               -                (0.1)              (0.4)
     Deferred policy acquisition costs                                          (5.7)            (21.0)             (23.0)
     Cost of insurance purchased                                                 9.7              15.2               47.3
     Interest credited, net of charges on investment
       contract deposits                                                        35.9              47.1               60.1
     Other, net                                                                (63.2)            (65.6)             (34.6)
                                                                       -------------------------------------------------------
       Net cash provided by operating activities                               108.4             114.2              163.2
                                                                       -------------------------------------------------------

Investing activities
   Investment purchases
     Available-for-sale                                                     (2,503.0)           (908.7)          (1,348.8)
     Other investments                                                         (80.6)           (114.3)            (124.5)
   Investment calls, maturities and sales
     Available-for-sale                                                      2,875.4           1,212.6            1,543.9
     Other investments                                                          39.6              85.3               91.4
   Net decrease (increase) in short-term investments                           (64.5)            (13.5)              28.9
   Net additions to property and equipment                                      (5.0)             (6.6)              (8.7)
                                                                       -------------------------------------------------------
     Net cash provided by investing activities                                 261.9             254.8              182.2
                                                                       -------------------------------------------------------

Financing activities
   Policyholder account deposits                                               138.6             176.0              219.6
   Policyholder account withdrawals                                           (273.4)           (448.6)            (435.6)
   Tax refund from American Brands                                               -                 -                  1.4
   Expenses paid by Franklin on behalf of AGC                                    -                (0.6)              (1.2)
   Intercompany note receivable                                               (160.0)              -                  -
   Proceeds from intercompany borrowings                                        51.4               1.3               76.2
   Repayments of intercompany borrowings                                       (51.4)             (1.3)             (76.2)
   Dividend payments                                                           (82.0)           (125.0)            (113.0)
                                                                       -------------------------------------------------------
     Net cash used for financing activities                                   (376.8)           (398.2)            (328.8)
                                                                       -------------------------------------------------------
     Net increase (decrease) in cash                                            (6.5)            (29.2)              16.6
Cash at beginning of year                                                       14.0              43.2               26.6
                                                                       -------------------------------------------------------
Cash at end of year                                                    $         7.5     $        14.0      $        43.2
                                                                       =======================================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Significant Accounting Policies

1.1  Nature of Operations

     The Franklin Life Insurance Company (Franklin) and its subsidiaries, headquartered and domiciled in Springfield, Illinois, provide life insurance and annuity products to middle-income customers in all states (except New York) and in the District of Columbia, Puerto Rico and U.S. Virgin Islands. Franklin serves this customer base through 2,570 agents.

1.2  Preparation of Financial Statements

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of Franklin, and its subsidiaries, The American Franklin Life Insurance Company (AMFLIC) and Franklin Financial Services Corporation (FFSC), a broker dealer. All material intercompany transactions have been eliminated in consolidation.

     Franklin is an indirect, wholly-owned subsidiary of American General Corporation (American General). While Franklin was neither purchased nor merged with another entity during the year ended December 31, 2001, on August 29, 2001, American General was acquired by American International Group, Inc. (AIG), a Delaware corporation, and was accounted for as a pooling. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of American General based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of American General common stock. In conjunction with the acquisition, Franklin incurred restructure costs totaling $26.1 million covering primarily software, severance costs, and other employee and agent benefits.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  Investments

     Fixed Maturity and Equity Securities. All fixed maturity and equity securities held at December 31, 2001 and 2000 were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if unrealized gains (losses) had been realized, and record the net adjustment in accumulated other comprehensive income (loss) in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     At various times, we hold trading securities and report them at fair value. We held no trading securities at December 31, 2001 or 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000 or 1999.

     Limited partnership investments, reported in other long term investments, are accounted for under the equity method of accounting. For those limited partnerships that report changes in the fair value of underlying equity investments in earnings, we record our proportionate interest in investment gains (losses).

     Mortgage Loans. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     We consider loans to be impaired when collection of all amounts due under the contractual terms is not probable. Franklin generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     Policy Loans. Policy loans are reported at unpaid principal balance.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.3  Investments (continued)

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Real Estate. We classify investment real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     Dollar Roll Agreements. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 or 2000.

     Investment Income. Interest on fixed maturity securities, policy loans and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount as appropriate. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     We recognize income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, we calculate a new effective yield and adjust the net investment in the security accordingly. The adjustment is recognized in net investment income.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.

     Derivatives. On January 1, 2001, Franklin adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, which requires all derivative instruments to be recognized at fair value in the balance sheet. The cumulative effect of adopting this change in accounting principle was $0.3 million, net of tax. Subsequent changes in the fair value of a derivative instrument are reported in net income.

1.4  Separate Accounts

     Separate accounts are assets and liabilities associated with certain life and annuity contracts for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.5  Deferred Policy Acquisition Costs (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The interest assumption used to compute estimated gross profits with respect to participating life insurance contracts was 7.75% at December 31, 2001, 2000 and 1999, respectively. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.5  Deferred Policy Acquisition Costs (DPAC) (continued)

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)

     The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General's acquisition of Franklin, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities

     Substantially all of Franklin's insurance and annuity liabilities relate to long-duration contracts. Franklin normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for non-participating long-duration life insurance contracts are calculated using the net level premium method based on estimates of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, or payment of an endowment. Interest assumptions used to compute reserves for non-participating long-duration contracts ranged from 6.70% to 7.45% at December 31, 2001.

     Reserves for participating long-duration life insurance contracts are based on our estimates of the cost of future policy benefits, using the net level premium method and the nonforfeiture interest rate and mortality table of the applicable insurance contracts.

1.8  Premium Recognition

     Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts include mortality, expense, and surrender charges. Policy charges that compensate Franklin for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC.

     For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other long-duration contracts, premiums are recognized when due.

1.9  Participating Life Insurance

     Participating life insurance contracts contain dividend payment provisions that entitle the policyholders to participate in the earnings of the contracts. Participating life insurance accounted for 33% and 40% of life insurance in force at December 31, 2001 and 2000, respectively, and 75%, 76%, and 77% of premiums and other considerations for the years ended December 31, 2001, 2000, and 1999, respectively. The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity.

     We determine annual dividends to be paid on participating life insurance contracts based on estimates of the contracts' earnings. Policyholder dividends were $71.2 million, $80.0 million, and $82.9 million in 2001, 2000, and 1999 respectively.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.10 Reinsurance

     Franklin limits its exposure to loss on any individual life to no more than $2.1 million by ceding additional risks through reinsurance contracts with other insurers. If a reinsurer is not able to meet its obligations, Franklin remains liable.

     Franklin records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.11 Income Taxes

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. State income taxes are included in income tax expense.

1.12 Reclassification

     Certain prior year amounts have been reclassified to conform to the 2001 presentation.

2.   Investments

2.1  Fixed Maturity and Equity Securities

     Valuation. Cost or amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                                                     2001
                                                      ---------------------------------------------------------------------
                                                          Cost or            Gross            Gross
                                                         Amortized        Unrealized        Unrealized          Fair
         In millions                                        Cost             Gains            Losses           Value
         ------------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Corporate bonds
               Investment  grade                       $     2,337.0    $        130.0    $        17.2     $     2,449.8
               Below investment grade                          406.5               7.2             33.2             380.5
             Mortgage-backed                                   981.7              46.9              5.1           1,023.5
             Public utilities                                  535.5              36.7              5.3             566.9
             U.S. government                                    74.0               6.3              0.3              80.0
             Foreign governments                                37.4               3.4              0.3              40.5
             States/political subdivisions                       2.6               0.2              -                 2.8
                                                      ---------------------------------------------------------------------
                 Total fixed maturity securities       $     4,374.7    $        230.7    $        61.4     $     4,544.0
                                                      =====================================================================
         Equity securities                             $         0.7    $          -      $         0.6     $         0.1
                                                      =====================================================================

                                                                                     2000
                                                      --------------------------------------------------------------------
                                                          Cost or            Gross             Gross
                                                         Amortized        Unrealized        Unrealized          Fair
         In millions                                        Cost             Gains            Losses           Value
         -----------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Corporate bonds
                Investment grade                      $     2,683.0     $        107.6   $        41.2     $     2,749.4
                Below investment grade                        339.9                2.4            44.1             298.2
             Mortgage-backed                                  936.2               45.6             0.6             981.2
             Public utilities                                 565.6               42.9             2.6             605.9
             U.S. government                                   89.7                7.9             -                97.6
             Foreign governments                               41.0                2.8             1.3              42.5
             States/political subdivisions                      4.1                0.2             -                 4.3
             Redeemable preferred stocks                        1.0                -               0.1               0.9
                                                      --------------------------------------------------------------------
                 Total fixed maturity securities      $     4,660.5     $        209.4   $        89.9     $     4,780.0
                                                      ====================================================================
         Equity securities                            $         0.6     $          0.2   $         0.2     $         0.6
                                                      ====================================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.1  Fixed Maturity and Equity Securities (continued)

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                                                 Cost or
                                                                                Amortized               Fair
         In millions                                                               Cost                 Value
         ----------------------------------------------------------------------------------------------------------
         Fixed maturity securities, excluding mortgage-backed
         securities, due
              In one year or less                                           $        186.1       $        190.7
              In years two through five                                              936.6                984.2
              In years six through ten                                             1,248.2              1,269.2
              After ten years                                                      1,022.1              1,076.4
         Mortgage-backed securities                                                  981.7              1,023.5
                                                                          -----------------------------------------
              Total fixed maturity securities                               $      4,374.7       $      4,544.0
                                                                          =========================================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Franklin may sell investments before maturity to achieve corporate requirements and investment strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

         In millions                                                   2001                       2000
         ---------------------------------------------------------------------------------------------------
         Gross unrealized gains                             $             230.7         $            209.6
         Gross unrealized losses                                          (62.0)                     (90.1)
         DAC and CIP fair value adjustments                              (112.9)                     (75.2)
         Deferred federal income taxes                                    (18.9)                     (15.3)
         Other, net                                                        (1.4)                      (0.6)
                                                            ------------------------------------------------
         Net unrealized gains on securities                 $              35.5         $             28.4
                                                            ================================================

2.2  Mortgage Loans on Real Estate

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, Franklin generally requires loan-to-value ratios of 75% or less, based on our credit assessment of the borrower. At December 31, the mortgage loan portfolio was distributed as follows:

          In millions                                           2001                      2000
          ------------------------------------------------------------------------------------------------
          Geographic distribution
               Atlantic                                $          160.4        $          177.5
               Central                                            204.5                   205.8
               Pacific and Mountain                                72.3                    91.1
               Allowance for losses                                (3.1)                   (3.1)
                                                       ---------------------------------------------------
                  Total                                $          434.1        $          471.3
                                                       ===================================================
          Property type
               Retail                                  $          250.6        $          265.4
               Office                                              98.4                   108.5
               Industrial                                          30.3                    40.1
               Other                                               57.9                    60.4
               Allowance for losses                                (3.1)                   (3.1)
                                                       ---------------------------------------------------
                  Total                                $          434.1        $          471.3
                                                       ===================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.2  Mortgage Loans on Real Estate (continued)

     Allowance. Activity in the allowance for mortgage loan losses was as follows:

         In millions                                       2001                 2000                1999
         --------------------------------------------------------------------------------------------------------
         Balance at January 1                         $        3.1       $        3.2         $         3.7
         Net change in allowance *                             -                 (0.1)                 (0.5)
                                                    -------------------------------------------------------------
         Balance at December 31                       $        3.1       $        3.1         $         3.2
                                                    =============================================================

     * Charged to realized investment gains (losses).

     Impaired Loans. Impaired mortgage loans were $3.3, zero, and $1.3 million at December 31, 2001, 2000, and 1999, respectively. Interest income related to impaired loans was $0.4 in 2001 and zero in 2000 and 1999.

2.3  Investment Income

     Income investment was as follows:

         In millions                                     2001                 2000                 1999
         -------------------------------------------------------------------------------------------------------
         Fixed maturity securities               $         389.0      $         393.7      $          427.1
         Mortgage loans on real estate                      40.2                 43.2                  47.8
         Policy loans                                       21.9                 21.1                  19.8
         Other                                               2.9                 22.5                   9.3
                                                 ---------------------------------------------------------------
              Gross investment income                      454.0                480.5                 504.0
         Investment expense                                  6.8                  5.9                   7.6
                                                 ---------------------------------------------------------------
              Net investment income              $         447.2      $         474.6       $         496.4
                                                 ==============================================================

     The carrying amount of investments that produced no investment income during 2001 totaled $80.4 million, or less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in 2001, 2000, or 1999.

2.4  Realized Investment Gains (Losses)

     Realized investment gains (losses), net of DPAC and CIP amortization, were as follows:

         In millions                                               2001               2000               1999
         ------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Gross gains                                    $          34.4      $          6.4     $         28.4
             Gross losses                                             (57.7)              (35.9)             (19.8)
                                                            --------------------------------------------------------
                Total fixed maturity securities                       (23.3)              (29.5)               8.6
                                                            --------------------------------------------------------
         Equity securities
             Gross losses                                               -                  (0.3)              (0.2)
         Mortgage loans on real estate                                 (0.1)                0.3               (0.3)
         Real estate                                                   (0.4)               (1.6)              (0.1)
         Other long-term investments                                   (1.1)               (0.3)               0.5
         Fair value adjustments in equity partnerships                 (3.3)                3.6                -
          DPAC/CIP amortization and investment
            expense                                                    (7.6)               17.9               (5.5)
                                                            --------------------------------------------------------
                Investment gains (losses)                   $         (35.8)     $         (9.9)    $          3.0
                                                            ========================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.4  Realized Investment Gains (Losses) (continued)

     Voluntary sales of investments resulted in the following realized gains (losses):

                                                                                                Realized
                                                                                   ------------------------------------
         In millions                           Category               Proceeds          Gains            Losses
         --------------------------------------------------------------------------------------------------------------
                     2001             Available-for-sale          $     2,123.2    $      27.5     $      (16.1)
         ==============================================================================================================
                     2000             Available-for-sale          $       836.3    $       6.4     $      (28.8)
         ==============================================================================================================
                     1999             Available-for-sale          $     1,029.4    $      28.4     $      (17.9)
         ==============================================================================================================

2.5  Investments on Deposit

     At December 31, 2001 and 2000, bonds and other investments with a carrying value of $19.0 million and $18.3 million, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.6  Investment Commitments and Restrictions

     Franklin is committed to make $22.2 million of additional cash infusions to its limited partnership investments under the terms of the partnership agreements.

     Franklin is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, Franklin's largest investment in any one entity other than U.S. government obligations and related party amounts was $52.5 million and $53.3 million, respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

         In millions                                                 2001                 2000                  1999
         ---------------------------------------------------------------------------------------------------------------------
         Balance at January 1                                 $        186.8      $         220.7       $        143.0
         Deferrals                                                      29.8                 43.9                 46.7
         Accretion of interest                                          14.5                 14.2                 11.3
         Amortization                                                  (38.6)               (37.1)               (35.0)
         Effect of unrealized (gains) losses on securities
                                                                        (8.8)               (59.0)                55.5
         Effect of realized investment losses (gains)                   (1.5)                 4.1                 (0.8)
                                                             -----------------------------------------------------------------
         Balance at December 31                               $        182.2      $         186.8       $        220.7
                                                             =================================================================

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

         In millions                                                 2001                  2000                1999
         ------------------------------------------------------------------------------------------------------------------
         Balance at January 1                                $        345.7        $       400.7         $       228.5
         Accretion of interest                                         28.4                 36.3                  38.4
         Additions                                                      6.8                  8.4                  10.5
         Amortization                                                 (44.9)               (59.9)                (96.2)
         Effect of unrealized (gains) losses on securities            (28.9)               (54.8)                224.6
         Effect of realized investment losses (gains)                  (5.1)                15.0                  (3.4)
         Other changes                                                  -                    -                    (1.7)
                                                             --------------------------------------------------------------
         Balance at December 31                              $        302.0        $       345.7         $       400.7
                                                             ==============================================================

     CIP amortization, net of interest accretion and additions, expected to be recorded in each of the next five years is $16.2 million, $17.9 million, $16.8 million, $15.4 million and $15.1 million.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, Franklin will file a life/life consolidated federal income tax return with AMFLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     As previously stated, American General was acquired by AIG on August 29, 2001. For the period August 30, 2001 to December 31, 2001, Franklin will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. Franklin has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge Franklin a greater portion of the consolidated tax liability than would have been paid by Franklin had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse Franklin for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                                            2001              2000             1999
                                                      -----------------------------------------------------
         Federal income tax rate                               35.0 %            35.0 %           35.0 %
         Tax-exempt investment income                          (0.5)             (0.7)            (0.7)
         State taxes, net                                       1.0               0.6              0.4
         Tax credits                                           (2.9)              -                -
         Other                                                 (1.0)             (0.4)            (0.4)
                                                      -----------------------------------------------------
         Effective tax rate                                    31.6 %            34.5 %           34.3 %
                                                      =====================================================

5.1  Deferred Tax Liabilities

     Components of deferred tax liabilities and assets, included in income tax liabilities on the balance sheet, at December 31 were as follows:

         In millions                                                    2001                  2000
         ---------------------------------------------------------------------------------------------------
         Deferred tax liabilities, applicable to:
               DPAC and CIP                                     $          116.8       $         131.9
               Basis differential of investments                            50.8                  29.3
               Other                                                        14.6                  16.8
                                                                --------------------------------------------
                  Total deferred tax liabilities                           182.2                 178.0
                                                                --------------------------------------------

         Deferred tax assets, applicable to:
               Policy reserves                                            (119.0)               (116.3)
               Participating policyholders' interests                      (57.3)                (62.6)
               Postretirement benefits                                      (2.3)                 (2.6)
               Basis differential of investments                            (3.0)                 (1.4)
               Litigation settlement costs                                  (0.7)                 (1.0)
               Other                                                       (18.8)                (11.4)
                                                                --------------------------------------------
                  Total deferred tax assets                               (201.1)               (195.3)
                                                                --------------------------------------------
         Net deferred tax asset                                 $          (18.9)      $         (17.3)
                                                                ============================================

         Franklin expects adequate future taxable income to realize the deferred tax assets. Accordingly, no valuation allowance is considered necessary.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.1  Deferred Tax Liabilities (continued)

     A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $200 million at December 31, 2001. At current corporate income tax rates, the associated tax is approximately $70 million. We have not recorded these deferred income taxes because we do not expect to make any distributions.

5.2  Taxes Paid

     Income taxes paid were as follows:

         In millions                                       2001                 2000                1999
         --------------------------------------------------------------------------------------------------------
         Federal                                      $       72.0       $       56.3         $        24.3
          State                                                1.9                1.4                   1.7

6.   Benefit Plans

6.1  Pension Plans

     Most Franklin employees are covered by American General's non-contributory defined benefit pension plan. Pension benefits are based on the participant's compensation and length of credited service.

     At December 31, 2001, the plans' assets were invested as follows: (1) 63% in equity mutual funds managed outside the American General group; (2) 30% in fixed income mutual funds managed by one of American General's subsidiaries; and (3) 7% in American General common stock. The benefit plans have purchased annuity contracts from various American General subsidiaries to provide approximately $56.2 million of future annual benefits to certain American General retirees.

     American General's funding policy is to contribute annually no more than the maximum amount deductible for Federal income tax purposes. Franklin's portion of the funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

         In millions                                               2001                 2000                1999
         ---------------------------------------------------------------------------------------------------------------
         Projected benefit obligation (PBO)                $           19.5     $          18.0      $          34.7
         Plan assets at fair value                                     15.5                24.2                 56.2
                                                           -------------------------------------------------------------
             Funded status (underfunded)                               (4.0)                6.2                 21.5
         Other unrecognized items, net                                 17.4                 9.9                 (6.2)
                                                           -------------------------------------------------------------
             Prepaid pension expense                       $           13.4     $          16.1      $          15.3
                                                           =============================================================

     2000 and subsequent amounts were affected by the transfer of certain Franklin employees to the American General Shared Services Company.

     The components of pension expense and underlying assumptions were as follows:

         In millions                                                   2001            2000            1999
         --------------------------------------------------------------------------------------------------------
         Service cost (benefits earned)                           $       0.1     $      0.2      $    1.0
         Interest cost                                                    1.3            1.4           2.6
         Expected return on plan assets                                  (1.9)          (2.5)         (5.0)
         Recognized net actuarial loss                                    0.3            -              -
                                                                  -----------------------------------------------
             Pension income                                       $      (0.2)    $     (0.9)     $   (1.4)
                                                                  ===============================================
         Discount rate on benefit obligation                             7.25%          8.00%         7.75%
         Rate of increase in compensation levels                         4.25%          4.50%         4.25%
         Expected long-term rate of return on plan assets               10.35%         10.35%        10.35%

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.2  Postretirement Benefits Other Than Pensions

     Under the American General Voluntary Employee Benefit Account Plan (VEBA), Franklin has life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. Franklin reserves the right to change or eliminate these benefits at any time.

     The American General life plans are insured through December 31, 2002. The majority of the American General retiree medical and dental plans are unfunded and self-insured. Franklin's portion of the accrued liability for postretirement benefits was $5.3 million and $6.6 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans. Franklin's portion of the postretirement benefit expense was $0.6 million, $0.7 million, and $0.7 million for the years ended December 31, 2001, 2000, and 1999, respectively.

     For measurement purposes, a 10.0% annual rate of increase in the per capita cost of covered medical benefits was assumed for 2001. The rate was assumed to remain unchanged through 2003 and then decrease to 7.5% for 2004 and 5.0% thereafter.

7.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of Franklin's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of Franklin's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                                 2001                                 2000
                                                --------------------------------------------------------------------------
                                                     Carrying            Fair             Carrying             Fair
     In millions                                      Amount            Value              Amount             Value
     ---------------------------------------------------------------------------------------------------------------------
     Assets
          Fixed maturity securities               $     4,544.0     $    4,544.0     $     4,780.0       $    4,780.0
         Mortgage loans on real estate                    434.1            460.8             471.3              489.1
         Equity securities                                  0.1              0.1              83.2               83.2
         Policy loans                                     348.4            348.4             351.7              351.7
         Short-term investments                           123.7            123.7              59.2               59.2
         Assets held in separate accounts                 581.2            581.2             669.3              669.3
     Liabilities
         Insurance investment contracts                 1,256.6          1,240.1           1,342.7            1,313.5
         Dividend accumulations                           825.0            825.0             817.0              817.0
         Liabilities related to separate
           accounts                                       581.2            581.2             669.3              669.3

     We used the following methods and assumptions to estimate the fair value of financial instruments.

     Fixed Maturity and Equity Securities. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage Loans on Real Estate. We estimated the fair value of mortgage loans primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate on policy loans was 6.2% in 2001 and 6.3% in 2000.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.   Fair Value of Financial Instruments (continued)

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

     Dividend Accumulations. Fair value disclosed for dividend accumulations equals the amount of dividends payable on demand at the reporting date.

8.   Reinsurance

     Reinsurance premiums included in premiums and other considerations were as follows:

     In millions                                                   2001                    2000                    1999
     ---------------------------------------------------------------------------------------------------------------------------
     Direct premiums and other considerations            $        277.9          $        298.2          $        325.7
     Reinsurance assumed                                           12.2                    16.2                    12.5
     Reinsurance ceded                                            (26.7)                  (25.4)                  (34.0)
                                                         -----------------------------------------------------------------------
           Premiums and other considerations             $        263.4          $        289.0          $        304.2
                                                         =======================================================================

     Reinsurance recoveries on ceded reinsurance contracts were $20.1 million, $28.4 million, and $18.9 million for the years ended December 31, 2001, 2000 and 1999, respectively. The amount of reinsurance receivable (payable) on paid and unpaid losses was ($0.3) million and $4.9 million at December 31, 2001 and 2000, respectively.

9.   Statutory Accounting

     Franklin prepared its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. The use of such permitted practices did not have a material effect on Franklin's statutory equity at December 31, 2001.

     Accounting changed adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statement as changes in accounting principles. The cumulative effect of changes in accounting principles was reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, Franklin and its insurance subsidiary reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $43.1 million as of January 1, 2001. This net amount included an increase in deferred tax assets of $197.0 million offset by a related increase in nonadmitted assets of $153.9 million.

     At December 31, 2001 and 2000, Franklin had statutory shareholder's equity of $477.7 million and $426.6 million, respectively. Statutory net income was $62.7 million, $128.2 million, and $173.6 million for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, Franklin's insurance subsidiary's statutory shareholder's equity was reported as $49.2 million and $43.1 million, respectively. The insurance subsidiary's statutory net loss was $1.3 million, $6.0 million, and $2.9 million for the years ended December 31, 2001, 2000, and 1999, respectively.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.   Statutory Accounting (continued)

     Generally, Franklin is restricted by the insurance laws of its domiciliary state as to amounts it may pay in the form of dividends, loans, or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2002, loans or advances in excess of $26.3 million and dividends in any twelve-month period aggregating in excess of $62.7 million will require the approval of the Illinois Insurance Department.

10.  Consolidated Statement of Cash Flows

     In addition to the cash activities shown in the consolidated statement of cash flows, the following transactions, occurred:

     In millions                                                2001                2000                 1999
     -----------------------------------------------------------------------------------------------------------------
     Interest added to annuity and other
       financial products                                $        123.3      $         139.0      $        149.7
                                                         ============================================================

11.  Related Party Transactions

     Franklin participates in a short-term intercompany grid borrowing agreement with American General and AIG to maintain its long-term commitments. Franklin borrowed $51.4 million and $1.3 million, and repaid $51.4 million and $1.3 million in 2001 and 2000, respectively. Interest charges on the average borrowings each quarter are based upon the prior month's H.15 30 day average commercial paper rate.

     Franklin holds a 6.75% promissory note for $116 million from AGC Life Insurance Company that will mature in 2005. During 2001, Franklin acquired two 2.64% notes from American General totaling $160 million maturing in 2006. Franklin also holds $8.5 million of 8% non-voting preferred stock of American General Life Insurance Company.

     Franklin has entered into indefinite contracts with affiliates. American General Investment Management performs all investment management services. American General Shared Services Company and American General Enterprise Services provide legal, human resource, and various other administrative services. Total expenses under all service agreements were $75.4 million, $73.3 million and $65.7 million for the years ended December 31, 2001, 2000 and 1999, respectively.

12.  Litigation

     Franklin is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

13.  Guaranty Fund Assessments

     Information about state guaranty fund assessments was as follows:

     In millions                                         2001                    2000                   1999
     ----------------------------------------------------------------------------------------------------------------
     Expense, included in operating costs
        and expenses                            $  0.4                  $  0.8                   $  0.5
     Liability for anticipated assessments         0.6                     0.7                      1.0
     Receivable for expected recoveries
        against future premium taxes               0.9*                    1.6*                     2.7*

     * Changes in state laws could decrease the amount recoverable against future premium taxes.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14.  SUBSEQUENT EVENT

     Effective December 31, 2002 Franklin will merge with American General Life Insurance Company, another indirect, wholly-owned subsidiary of American General.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a)     Financial Statements

                PART A: None

                PART B:

                (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D:

                        Report of independent auditors
                        Statement of Net Assets
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Notes to Audited Financial Statements

                (2) Consolidated Financial Statements of American General Life Insurance Company:

                        Report of independent auditors
                        Consolidated Balance Sheets
                        Consolidated Statements of Income
                        Consolidated Statements of Shareholder's Equity Consolidated Statements of Comprehensive Income Consolidated Statements of Cash Flows
                        Notes to Consolidated Financial Statements

                PART C: None

        (b)     Exhibits.

1       (a)     American General Life Insurance Company of Delaware Board of
                Directors resolution authorizing the establishment of Separate
                Account D. (1)

        (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

        (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2       None

3       (a)     (i)     Distribution Agreement dated March 24, 1993 between
                        American General Securities Incorporated and American
                        General Life Insurance Company. (4)

                (ii)    (A)     Form of Master Marketing and Distribution
                                Agreement, by and among American General Life
                                Insurance Company, American General Securities
                                Incorporated and Sierra Investment Services
                                Corporation. (9)

                        B)      (1)     Master Marketing and Distribution
                                        Agreement by and among American General
                                        Life Insurance Company, American General
                                        Securities Incorporated, and WM Funds
                                        Distributor, Inc., dated July 12, 1999.
                                        (11)

                                (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (13)

                        (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (13)

        (b)     (i)     Form of Selling Group Agreement, by and among American
                        General Life Insurance Company, American General
                        Securities Incorporated and Sierra Investment Services
                        Corporation. (9)

                (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc.
                        (13)

        (c)     (i)     Trust Participation Agreement. (5)

                (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (9)

                (iii) Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (10)

                (iv) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, WM Variable Trust, and WM Funds Distributor, Inc., dated July 12, 1999. (11)

3       (c)     (v)     First Amendment to Participation Agreement among
                        American General Life Insurance Company, American
                        General Securities Incorporated, American General
                        Distributors, Inc., WM Variable Trust and WM Funds
                        Distributor, Inc., dated November 1, 2000. (13)

        (d)     (i)     Agreement respecting certain indemnifications given by
                        Sierra Investment Advisors Corporation and Sierra
                        Investment Services Corporation to American General Life
                        Insurance Company and American General Securities
                        Incorporated. (5)

                (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (11)

                (iii) First Amendment to Indemnification Agreement by and among American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (13)

4       (a)     Specimen form of Combination Fixed and Variable Annuity Contract
                (Form No. 97010). (9)

        (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (9)

        (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (9)

        (d)     Form of Qualified Contract Endorsement. (6)

        (e)     (i)     (A)     Specimen form of Individual Retirement Annuity
                                Disclosure Statement available under Contract
                                Form No. 97010 and Contract Form No. 97011.
                                Filed herewith

                        (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. Filed herewith

                (ii) Specimen form of Individual Retirement Annuity Endorsement. (4)

                (iii)   Specimen form of IRA Instruction Form. (6)

5       (a)     (i)     Specimen form of Application for Contract Form No. 97010
                        and Contract Form No. 97011. (9)

                (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011.
                        (10)

                (iii) Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (10)

                (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998.
                        (12)

                (v)     (A)     Specimen form of Application for Contract Form
                                No. 97010 and Contract Form No. 97011, amended
                                March 1, 1999. (12)

                        (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (14)

                        (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (14)

                        (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (14)

                        (E) Specimen form of Application (Form No. L 8908-97 REV 0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001.
                                (15)

                        (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001.
                                (15)

                        (G) Specimen form of Oregon Application (Form No. 8908-38 REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (15)

                (vi)    Specimen form of SNAP Annuity Ticket application. (9)

        (b)     (i)     Election of Annuity Payment Option/Change Form. (5)

                (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

        (c)     (i)     Contract Service Request, including telephone transfer
                        authorization for Contract Form No. 97010 and Contract
                        Form No. 97011. (9)

                (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (10)

                (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (10)

                (iv)    (A)     Contract Service Request, amended March 1, 1999,
                                including telephone transfer authorization for
                                Contract Form No. 97010 and Contract Form No.
                                97011. (12)

                        (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

                        (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011. (14)

                        (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (15)

                (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

                (vi)    Form of Transaction Request Form. (6)

6       (a)     Amended and Restated Articles of Incorporation of American
                General Life Insurance Company, effective December 31, 1991. (2)

        (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (8)

7       None

8       (a)     Form of Letter Agreement between Sierra Investment Services
                Corporation and American General Life Insurance Company regarding expenses. (9)

        (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998. (12)

        (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (14)

9       Opinion and consent of Counsel. (9)

10      Consent of Independent Auditors. (Filed herewith)

11      None

12      None

13      (a)     (i)     (A)     Computations of hypothetical historical
                                standardized average annual total returns for the Global Money Fund Division, available under
                                Contract Form No. 97010
                                and Contract Form No. 97011 for the one year period ended December 31, 1996. (9)

                        (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (10)

                (ii)    (A)     Computations of hypothetical historical
                                non-standardized total returns for the Global
                                Money Fund Division, available under Contract
                                Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (9)

                        (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (10)

                (iii)   (A)     Computations of hypothetical historical
                                non-standardized cumulative total returns for the Global Money Fund Division, available under
                                Contract Form No. 97010 and Contract Form No.
                                97011 for the one year period ended December 31, 1996, and since inception. (9)

                        (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception.
                                (10)

                (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (9)

                (v)     (A)     Computation of hypothetical historical
                                non-standardized total return for the Mid Cap
                                Stock Fund Division, available under Contract
                                Form No. 97010 and Contract No. 97011, since inception. (13)

                        (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (13)

                        (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (13)

14      Not Applicable.

----------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7)     Filed as part of Part A of this Amendment.

(8) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(9) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(10) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998.

(11) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000.

(12) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999.

(13) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-47730) of American General Life Insurance Company Separate Account D filed on April 5, 2001.

(14) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH DEPOSITOR
BUSINESS ADDRESS                AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------        ------------------------------------------------

Rodney O. Martin, Jr.           Director, Chairman of the Board of Directors and
2929 Allen Parkway              Chief Executive Officer
Houston, TX 77019

David J. Dietz                  Director and Chairman
830 Third Avenue
New York, NY 10022

David L. Herzog                 Director, Chief Financial Officer and Chief
2929 Allen Parkway              Operating Officer
Houston, TX 77019

Royce G. Imhoff, II             Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Nicholas A. O'Kulich            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                 Director, President, Chief Executive Officer and
2929 Allen Parkway              Chief Administrative Officer
Houston, TX 77019

Martin J. Sullivan              Director
70 Pine Street
New York, NY 10270

M. Bernard Aidinoff             Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH DEPOSITOR
BUSINESS ADDRESS                AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------        ------------------------------------------------

Thomas L. Booker                President
2727 Allen Parkway
Houston, TX 77019

Richard A. Hollar               President and Chief Executive Officer
750 West Virginia Street
Milwaukee, WI 53204

James A. Galli                  Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta               Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

James W. Weakley                Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Thomas J. Alley                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden                   Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein             Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Rebecca G. Campbell             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Larry A. Compton                Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

William F. Guterding            Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.          Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel               Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson               Senior Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                  Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                  Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                   Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash                 Senior Vice President
3600 Route 66
Neptune, NJ 07754

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH DEPOSITOR
BUSINESS ADDRESS                AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------        ------------------------------------------------

Mark R. McGuire                 Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Dennis H. Roberts               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner           Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

Richard E. Stanko               Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

James P. Steele                 Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele                Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Alfred M. Thome                 Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Steven E. Zimmerman             Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong              Vice President
3600 Route 66
Neptune, NJ 07754

Edward F. Bacon                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                  Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski             Vice President
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen               Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Bolding                 Vice President
2929 Allen Parkway
Houston, TX 77019

James B. Brown                  Vice President
2727 Allen Parkway
Houston, TX 77019

Joseph S. Cella                 Vice President
70 Pine Street
New York, NY 10270

Phillip L. Chapman              Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner               Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs                  Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi                Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH DEPOSITOR
BUSINESS ADDRESS                AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------        ------------------------------------------------

Steven A. Dmytrack              Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan              Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi             Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Eileen Ganley-Chase             Vice President and Compliance Officer
300 South State Street
Syracuse, NY 13202

Frederick J. Garland Jr.        Vice President
2727 Allen Parkway
Houston, TX 77019

Martin E. Goldman               Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette             Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer            Vice President
6363 Forest Park Road
Dallas, TX 75235

Joel H. Hammer                  Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel                 Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington             Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                   Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig                  Vice President
1 SunAmerica Center
Los Angeles, CA 90067

David N. Howe                   Vice President
750 West Virginia Street
Milwaukee, WI 53204

Walter P. Irby                  Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen C. Kennedy              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman                Vice President and Real Estate Investment
1 Chase Manhattan Place         Officer
New York, NY 10005

Frank A. Kophamel               Vice President
3600 Route 66
Neptune, NJ 07754

Michael J. Krugel               Vice President
750 West Virginia Street
Milwaukee, WI 53204

James K. Larson                 Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Patrick B. Lemont               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Charles L. Levy                 Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                     Vice President
6363 Forest Park Road
Dallas, TX 75235

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH DEPOSITOR
BUSINESS ADDRESS                AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------        ------------------------------------------------

Gwendolyn J. Mallett            Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                   Vice President, Real Estate Investment Officer
2727 Allen Parkway              and Assistant Secretary
Houston, TX 77019

Gordon S. Massie                Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall                Vice President and Actuary
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland            Vice President
2727 Allen Parkway
Houston, TX 77019

Candace A. Michael              Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                   Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller                Vice President
#1 Franklin Square
Springfield, IL 62713

Cheryl E. Morton                Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale H. Nauta                   Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols                 Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson              Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.            Vice President, Real Estate Investment Officer
2929 Allen Parkway              and Assistant Secretary
Houston, TX 77019

Lori J. Payne                   Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen             Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival               Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Terri Robbins                   Vice President
175 Water Street
New York, NY 10038

David M. Robinson               Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben              Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage                  Vice President
2727 Allen Parkway
Houston, TX 77019

Kristen Sather                  Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH DEPOSITOR
BUSINESS ADDRESS                AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------        ------------------------------------------------

Tom L. Scott                    Vice President and Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                  Vice President and Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019

Christian R. Swanson            Vice President
One Woodfield Lake
Schaumburg, IL 60173

Joe L. Thompson                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Dan E. Trudan                   Vice President
#1 Franklin Square
Springfield, IL 62713

Paul Turner                     Vice President
675 Bering Drive, Suite 600
Houston, TX 77057

Richard P. Vegh                 Vice President
3600 Route 66
Neptune, NJ 07754

S. Michael Von-Stein            Vice President
1478 County C
St. Germain, WI 54558

Curt Vondrasek                  Vice President
1832 Baybrook Ct.
Naperville, IL 60564

Christian D. Weiss              Vice President
#1 Franklin Square
Springfield, IL 62713

Susan J. Wilhite                Vice President
One Woodfield Lake
Schaumburg, IL 60173

Nancy R. Yasso                  Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck               Secretary
70 Pine Street
New York, NY 10270

A. Hasan Qureshi                Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

                                                                                                  % OF VOTING
                                                                                                  SECURITIES OWNED
                                                                                 JURISDICTION OF  BY ITS IMMEDIATE
NAME OF CORPORATION*                                                             INCORPORATION    PARENT
--------------------------------------------------------------------------------------------------------------------
American General Corporation                                                     Texas               100%
     American General Bancassurance Services, Inc.                               Illinois            100%
         USMRP, Ltd.                                                             Turks & Caicos      100%
     AGC Life Insurance Company                                                  Missouri            100%
         AIG Life of Bermuda, Ltd.                                               Bermuda             100%
         American General Life and Accident Insurance Company                    Tennessee           100%
         American General Life Insurance Company                                 Texas               100%
              American General Annuity Service Corporation                       Texas               100%
              American General Enterprise Services, LLC                          Delaware            100%
              American General Equity Services Corporation                       Delaware            100%
              American General Life Companies, LLC                               Delaware            100%

              American General Life Insurance Company of New York                New York            100%
              The Variable Annuity Life Insurance Company                        Texas               100%
                  VALIC Retirement Services Company                              Texas               100%
                  VALIC Trust Company                                            Texas               100%
     American General Property Insurance Company                                 Tennessee         51.85%**
         American General Property Insurance Company of Florida                  Florida             100%
     AIG Annuity Insurance Company                                               Texas               100%
     North Central Life Insurance Company                                        Minnesota           100%
         North Central Caribbean Life, Ltd.                                      Nevis               100%
     The Old Line Life Insurance Company of America                              Wisconsin           100%
     The United States Life Insurance Company in the City of New York            New York            100%

*Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

**Also owned 48.15% by American General Life and Accident Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 21, 2003, there were 15,824 owners of the Contracts, of which 4,956 were qualified Contracts and 10,868 were non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Securities Incorporated ("AGSI") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGSI will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGSI is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGSI. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGSI, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGSI with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGSI for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGSI from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGSI agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGSI.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The directors and principal officers of the principal underwriter are shown below.

        NAME AND PRINCIPAL BUSINESS ADDRESS          POSITION WITH UNDERWRITER
        -----------------------------------------------------------------------------------------------------------
        Mark R. McGuire                              Director, Chairman, Chief Executive Officer and President
        2727 Allen Parkway
        Houston, TX 77019

        Thomas B. Jennings                           Director
        2727 Allen Parkway
        Houston, TX 77019

        Brandon J. Liang                             Director
        2727 Allen Parkway
        Houston, TX 77019

        Larry Blews                                  Vice President and Chief Compliance Officer
        2727 Allen Parkway
        Houston, TX 77019

        Robert F. Herbert, Jr.                       Vice President
        2727-A Allen Parkway
        Houston, TX 77019

        Lucille S. Martinez                          Vice President, Treasurer and Controller
        2727 Allen Parkway
        Houston, TX 77019

        Elizabeth M. Tuck                            Secretary
        70 Pine Street
        New York, NY 10270

        Edward F. Andrzejewski                       Tax Officer
        70 Pine Street
        New York, NY 10270

        Pauletta P. Cohn                             Assistant Secretary
        2929 Allen Parkway
        Houston, TX 77019

        Steven A. Glover                             Assistant Secretary
        2929 Allen Parkway
        Houston, TX 77019

        Lauren W. Jones                              Assistant Secretary
        2929 Allen Parkway
        Houston, TX 77019

        John D. Fleming                              Assistant Treasurer
        2929 Allen Parkway
        Houston, TX 77019

        Barbara J. Moore                             Assistant Tax Officer
        2919 Allen Parkway
        Houston, TX 77019

        T. Clay Spires                               Assistant Tax Officer
        2727-A Allen Parkway
        Houston, TX 77019

(c)     Not Applicable.

ITEM 30. LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31. MANAGEMENT SERVICES

None

ITEM 32. UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts Pursuant Section 26(C)(2)(A) Investment Company Act of 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                               POWERS OF ATTORNEY

Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account D, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf, in the city of Houston, and state of Texas, on the 30th day of April, 2003.

                                AMERICAN GENERAL LIFE INSURANCE
                                COMPANY SEPARATE ACCOUNT D
                                (Registrant)

                                BY: AMERICAN GENERAL LIFE INSURANCE
                                COMPANY
                                (On behalf of the Registrant and itself)


                                BY: /s/ ROBERT F. HERBERT, JR.
                                   ---------------------------------------------
                                Robert F. Herbert, Jr.
                                Senior Vice President, Treasurer and Controller

[SEAL]


ATTEST: /s/ LAUREN W. JONES
        -------------------
        Lauren W. Jones
        Assistant Secretary

        As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                       Date
---------                           -----                       ----

/s/ Rodney O. Martin, Jr.           Director and Chairman       April 30, 2003
--------------------------------
Rodney O. Martin, Jr.


/s/ David L. Herzog                 Director and Chief          April 30, 2003
--------------------------------    Financial Officer
David L. Herzog


/s/ Royce G. Imhoff, II             Director                    April 30, 2003
--------------------------------
Royce G. Imhoff, II


/s/ M. Bernard Aidinoff             Director                    April 30, 2003
--------------------------------
M. Bernard Aidinoff


/s/ David J. Dietz                  Director                    April 30, 2003
--------------------------------
David J. Dietz


/s/ Nicholas A. O'Kulich            Director                    April 30, 2003
--------------------------------
Nicholas A. O'Kulich


/s/ Gary D. Reddick                 Director                    April 30, 2003
--------------------------------
Gary D. Reddick


/s/ Martin J. Sullivan              Director                    April 30, 2003
--------------------------------
Martin J. Sullivan

                                INDEX TO EXHIBITS

EXHIBIT NO.

4.(e)(i) (A)   Specimen form of Individual Retirement Annuity Disclosure
               Statement available under Contract Form No. 97010 and Contract
               Form No. 97011.

4.(e) (i) (B)  Specimen form of Roth Individual Retirement Annuity Disclosure
               Statement available under Contract Form No. 97010 and Contract Form No. 97011.

10.            Consents of Independent Auditors